UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05555

SANFORD C. BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2018

Date of reporting period: June 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund, Inc.

Tax-Managed International Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.8%
Financials - 20.3%
Banks - 10.9%
Bank Hapoalim BM	818,487	$5,548,712
BNP Paribas SA	405,090	25,057,605
BOC Hong Kong Holdings Ltd.	7,666,500	36,032,051
Credicorp Ltd.	92,730	20,875,378
Danske Bank A/S	226,288	7,049,751
DBS Group Holdings Ltd.	778,100	15,131,724
DNB ASA	2,143,000	41,730,768
Erste Group Bank AG (a)	825,598	34,419,099
Hang Seng Bank Ltd.	762,600	19,042,378
HDFC Bank Ltd.	1,270,296	39,676,471
ICICI Bank Ltd.	2,965,990	11,899,288
Mitsubishi UFJ Financial Group, Inc.	6,419,200	36,363,997
National Australia Bank Ltd.	528,590	10,732,813
Oversea-Chinese Banking Corp., Ltd.	517,900	4,411,341
Royal Bank of Canada	199,380	15,012,837
Seven Bank Ltd.	1,586,400	4,844,211
Sumitomo Mitsui Financial Group, Inc.	259,200	10,110,351
Svenska Handelsbanken AB-Class A	1,207,630	13,375,039
Swedbank AB-Class A	780,370	16,626,751
Toronto-Dominion Bank (The)	212,530	12,300,922
Yes Bank Ltd.	1,711,926	8,495,346

		388,736,833

Capital Markets - 3.4%
Azimut Holding SpA	531,165	8,185,456
Credit Suisse Group AG (REG) (a)	2,537,344	37,941,067
Euronext NV (b)	188,970	11,974,586
IG Group Holdings PLC	1,273,930	14,445,173
Partners Group Holding AG	61,164	44,713,655
Singapore Exchange Ltd.	952,700	5,006,345

		122,266,282

Consumer Finance - 1.0%
Bharat Financial Inclusion Ltd. (a)	1,057,710	17,951,715
Hitachi Capital Corp.	663,200	17,116,311

		35,068,026

Diversified Financial Services - 0.3%
ORIX Corp.	585,500	9,228,708

Insurance - 4.2%
Admiral Group PLC	184,140	4,627,862
AIA Group Ltd.	3,764,000	32,789,752
Allianz SE (REG)	177,170	36,506,691
Direct Line Insurance Group PLC	1,366,534	6,166,719
NN Group NV	280,919	11,393,065
PICC Property & Casualty Co., Ltd.-Class H	13,341,000	14,348,543
Prudential PLC	1,193,338	27,203,722
Swiss Re AG	117,500	10,258,790
Tryg A/S	358,260	8,389,870

		151,685,014

Company	Shares	U.S. $ Value
Thrifts & Mortgage Finance - 0.5%
Housing Development Finance Corp., Ltd.	705,610	$19,661,527

		726,646,390

Consumer Discretionary - 15.5%
Auto Components - 3.7%
Aptiv PLC	240,320	22,020,522
Delphi Technologies PLC	211,656	9,621,882
Hankook Tire Co., Ltd.	374,726	14,158,818
Magna International, Inc. (New York)-Class A	404,320	23,503,121
NGK Spark Plug Co., Ltd.	1,006,200	28,605,013
Valeo SA	635,027	34,623,943

		132,533,299

Automobiles - 2.2%
Honda Motor Co., Ltd.	795,600	23,327,775
Peugeot SA	1,227,010	27,957,752
Subaru Corp.	930,600	27,066,506

		78,352,033

Distributors - 0.4%
PALTAC Corp.	217,900	12,530,502

Hotels, Restaurants & Leisure - 1.3%
Aristocrat Leisure Ltd.	1,005,410	22,960,911
Compass Group PLC	547,859	11,677,957
Merlin Entertainments PLC (b)	1,568,701	7,998,324
Playtech PLC	525,120	5,207,015

		47,844,207

Household Durables - 2.7%
Auto Trader Group PLC (b)	2,939,720	16,475,346
Nikon Corp.	1,661,900	26,411,603
Panasonic Corp.	3,249,100	43,812,242
Persimmon PLC	271,200	9,033,591

		95,732,782

Internet & Direct Marketing Retail - 0.3%
Ctrip.com International Ltd. (ADR) (a)	197,852	9,423,691

Leisure Products - 1.1%
Amer Sports Oyj (a)	900,630	28,319,515
Bandai Namco Holdings, Inc.	264,900	10,911,629

		39,231,144

Media - 0.6%
CTS Eventim AG & Co. KGaA	311,570	15,297,376
Daiichikosho Co., Ltd.	114,400	5,520,610

		20,817,986

Multiline Retail - 0.6%
B&M European Value Retail SA	2,036,462	10,818,430
Next PLC	151,930	12,093,436

		22,911,866

Textiles, Apparel & Luxury Goods - 2.6%
Crystal International Group Ltd. (b)	2,455,500	1,707,485
HUGO BOSS AG	315,884	28,647,200
LVMH Moet Hennessy Louis Vuitton SE	33,809	11,225,222

Company	Shares	U.S. $ Value
Moncler SpA	349,980	$15,880,344
Pandora A/S	309,290	21,556,707
Samsonite International SA (a)	1,924,400	6,832,618
Shenzhou International Group Holdings Ltd.	629,000	7,740,084

		93,589,660

		552,967,170

Information Technology - 13.5%
Communications Equipment - 0.8%
Nokia Oyj	4,940,290	28,336,892

Electronic Equipment, Instruments & Components - 1.5%
Halma PLC	618,552	11,137,837
Horiba Ltd.	142,300	9,946,931
Ingenico Group SA	155,151	13,911,496
Keyence Corp.	20,800	11,731,494
Murata Manufacturing Co., Ltd.	51,800	8,695,994

		55,423,752

Internet Software & Services - 2.3%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	78,749	14,610,302
carsales.com Ltd.	515,510	5,762,312
Kakaku.com, Inc.	303,900	6,843,213
Moneysupermarket.com Group PLC	2,621,720	10,895,591
Tencent Holdings Ltd.	535,500	26,890,332
Yahoo Japan Corp.	5,291,600	17,530,352

		82,532,102

IT Services - 1.7%
Amadeus IT Group SA-Class A	247,370	19,451,297
Capgemini SE	212,550	28,483,782
Otsuka Corp.	362,000	14,171,339

		62,106,418

Semiconductors & Semiconductor Equipment - 3.5%
ams AG (a)	200,980	14,904,699
ASML Holding NV	107,679	21,308,031
Disco Corp.	37,300	6,350,062
Infineon Technologies AG	663,000	16,841,062
SCREEN Holdings Co., Ltd.	227,000	15,897,706
SUMCO Corp.	763,900	15,342,494
Taiwan Semiconductor Manufacturing Co., Ltd.	4,854,000	34,468,611

		125,112,665

Software - 2.8%
Check Point Software Technologies Ltd. (a)	94,580	9,238,574
Constellation Software, Inc./Canada	13,502	10,471,201
Nice Ltd. (a)	182,459	18,883,814
Nintendo Co., Ltd.	69,000	22,523,607
Oracle Corp. Japan	269,800	21,990,052
SAP SE	61,951	7,150,241
Temenos AG (a)	60,730	9,132,975

		99,390,464

Company	Shares	U.S. $ Value
Technology Hardware, Storage & Peripherals - 0.9%
Samsung Electronics Co., Ltd.	732,330	$30,676,985

		483,579,278

Industrials - 11.6%
Aerospace & Defense - 2.1%
Airbus SE	303,473	35,413,719
BAE Systems PLC	2,755,411	23,441,138
MTU Aero Engines AG	88,740	16,997,379

		75,852,236

Airlines - 2.2%
Japan Airlines Co., Ltd.	997,300	35,335,382
Qantas Airways Ltd.	9,659,853	43,987,082

		79,322,464

Building Products - 1.2%
Assa Abloy AB-Class B	398,138	8,445,141
Cie de Saint-Gobain	292,090	13,011,131
Kingspan Group PLC	411,210	20,591,449

		42,047,721

Commercial Services & Supplies - 0.4%
China Everbright International Ltd.	10,444,000	13,450,610

Construction & Engineering - 0.0%
Taisei Corp.	20,100	1,109,793

Electrical Equipment - 1.6%
Nidec Corp.	83,900	12,550,564
Schneider Electric SE (Paris)	227,560	18,925,424
Signify NV (b)	412,815	10,680,158
Vestas Wind Systems A/S	241,510	14,909,939

		57,066,085

Industrial Conglomerates - 0.6%
Siemens AG (REG)	175,180	23,080,984

Machinery - 0.9%
Atlas Copco AB-Class B	63,246	1,647,672
FANUC Corp.	45,000	8,919,529
Glory Ltd.	466,400	13,031,613
Hoshizaki Corp.	80,900	8,175,951

		31,774,765

Professional Services - 2.6%
Adecco Group AG (REG)	126,335	7,455,543
Intertek Group PLC	184,440	13,868,147
Recruit Holdings Co., Ltd.	875,700	24,185,649
RELX NV	531,720	11,303,749
RELX PLC	759,470	16,218,455
Wolters Kluwer NV	347,820	19,539,388

		92,570,931

		416,275,589

Company	Shares	U.S. $ Value
Consumer Staples - 10.3%
Beverages - 1.8%
Coca-Cola Bottlers Japan Holdings, Inc.	463,300	$18,536,397
Diageo PLC	444,530	15,970,143
Royal Unibrew A/S	137,150	10,899,027
Suntory Beverage & Food Ltd.	152,900	6,536,885
Treasury Wine Estates Ltd.	999,848	12,846,076

		64,788,528

Food & Staples Retailing - 0.4%
Tsuruha Holdings, Inc.	121,200	15,180,756

Food Products - 3.0%
Calbee, Inc.	275,900	10,378,687
Kerry Group PLC-Class A	152,830	15,991,349
Nestle SA (REG)	302,250	23,424,618
Orkla ASA	2,658,920	23,262,587
Salmar ASA	267,600	11,224,144
WH Group Ltd. (b)	25,694,500	20,791,644

		105,073,029

Household Products - 1.6%
Henkel AG & Co. KGaA (Preference Shares)	224,580	28,656,107
Reckitt Benckiser Group PLC	131,491	10,803,937
Unicharm Corp.	605,700	18,209,900

		57,669,944

Personal Products - 0.8%
Godrej Consumer Products Ltd.	843,740	15,037,587
Unilever PLC	235,390	13,003,051

		28,040,638

Tobacco - 2.7%
British American Tobacco PLC	1,223,214	61,617,412
Japan Tobacco, Inc.	1,024,100	28,619,921
Scandinavian Tobacco Group A/S (b)	423,280	6,392,374

		96,629,707

		367,382,602

Materials - 7.9%
Chemicals - 3.8%
Air Water, Inc.	743,500	13,635,371
Chr Hansen Holding A/S	125,910	11,591,381
Covestro AG (b)	51,970	4,619,277
Croda International PLC	224,440	14,179,475
Incitec Pivot Ltd.	5,639,740	15,131,341
Johnson Matthey PLC	524,190	24,960,106
Nippon Shokubai Co., Ltd.	283,100	20,445,567
Sika AG	55,800	7,709,857
Umicore SA	265,080	15,132,735
Victrex PLC	206,360	7,900,415

		135,305,525

Construction Materials - 0.9%
Buzzi Unicem SpA	935,170	22,849,052
CRH PLC (London)	300,032	10,524,295

		33,373,347

Company	Shares	U.S. $ Value
Containers & Packaging - 0.7%
Amcor Ltd./Australia	938,070	$9,994,838
BillerudKorsnas AB	1,113,190	15,691,597

		25,686,435

Metals & Mining - 2.5%
Boliden AB	207,180	6,686,416
First Quantum Minerals Ltd.	999,170	14,721,730
Gerdau SA (Preference Shares)	3,804,000	13,652,491
Norsk Hydro ASA	4,164,310	24,857,788
Northern Star Resources Ltd.	1,326,470	7,181,108
South32 Ltd.	1,904,230	5,084,913
Yamato Kogyo Co., Ltd.	535,600	16,157,184

		88,341,630

		282,706,937

Health Care - 6.0%
Biotechnology - 0.4%
Genmab A/S (a)	51,061	7,856,655
Grifols SA (ADR)	385,608	8,290,572

		16,147,227

Health Care Equipment & Supplies - 0.8%
Cochlear Ltd.	57,670	8,538,140
Essilor International Cie Generale d’Optique SA	133,480	18,820,165

		27,358,305

Health Care Providers & Services - 0.6%
Apollo Hospitals Enterprise Ltd.	1,379,980	21,263,100

Life Sciences Tools & Services - 1.0%
Eurofins Scientific SE	33,594	18,631,577
Gerresheimer AG	102,830	8,319,351
ICON PLC (a)	71,340	9,454,690

		36,405,618

Pharmaceuticals - 3.2%
Astellas Pharma, Inc.	578,700	8,806,989
Novo Nordisk A/S-Class B	271,240	12,528,727
Ono Pharmaceutical Co., Ltd.	1,049,800	24,576,671
Roche Holding AG	181,814	40,336,886
Teva Pharmaceutical Industries Ltd.	11,102	268,807
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	976,010	23,736,563
Vectura Group PLC (a)	3,945,580	4,055,019

		114,309,662

		215,483,912

Energy - 5.5%
Oil, Gas & Consumable Fuels - 5.5%
Caltex Australia Ltd.	262,980	6,328,809
Canadian Natural Resources Ltd. (Toronto)	341,810	12,337,036

Company	Shares	U.S. $ Value
JXTG Holdings, Inc.	5,031,600	$34,908,112
PetroChina Co., Ltd.-Class H	36,060,000	27,471,018
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	1,652,950	57,364,683
Royal Dutch Shell PLC-Class A	431,800	14,944,127
Royal Dutch Shell PLC-Class B	539,325	19,314,848
Showa Shell Sekiyu KK	531,200	7,914,289
TOTAL SA	272,629	16,555,597

		197,138,519

Telecommunication Services - 4.1%
Diversified Telecommunication Services - 4.1%
Cellnex Telecom SA (b)	278,993	7,014,293
China Unicom Hong Kong Ltd.	25,230,000	31,448,808
Deutsche Telekom AG (REG) (a)	880,410	13,606,207
HKT Trust & HKT Ltd.-Class SS	13,595,000	17,411,198
Nippon Telegraph & Telephone Corp.	1,406,600	63,898,999
Telekomunikasi Indonesia Persero Tbk PT	23,117,000	6,054,220
Telenor ASA	356,603	7,303,406

		146,737,131

Utilities - 1.3%
Electric Utilities - 0.5%
EDP-Energias de Portugal SA	3,919,092	15,533,369

Multi-Utilities - 0.3%
Suez	894,360	11,569,450

Water Utilities - 0.5%
Beijing Enterprises Water Group Ltd. (a)	22,080,000	12,006,307
Cia de Saneamento Basico do Estado de Sao Paulo	1,014,400	6,095,691

		18,101,998

		45,204,817

Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Aroundtown SA	1,827,930	15,026,019
SM Prime Holdings, Inc.	19,515,700	13,146,248

		28,172,267

Total Common Stocks (cost $3,145,099,951)		3,462,294,612

SHORT-TERM INVESTMENTS - 2.9%
Investment Companies - 2.9%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.71% (c)(d)(e) (cost $105,490,604)	105,490,604	105,490,604

U.S. $ Value
Total Investments - 99.7% (cost $3,250,590,555) (f)	$3,567,785,216
Other assets less liabilities - 0.3%	9,254,281

Net Assets - 100.0%	$3,577,039,497

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at June 30, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
FTSE 100 Index Futures	20	September 2018	GBP	0	*	$2,026,362	$2,006,417	$(19,945)
Mini MSCI EAFE Futures	713	September 2018	USD	36		71,111,717	69,710,010	(1,401,707)
TOPIX Index Futures	30	September 2018	JPY	300		4,814,717	4,689,066	(125,651)

								$(1,547,303)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	88,068	USD	24,061	7/03/18	$1,337,824
Bank of America, NA	USD	22,840	BRL	88,068	7/03/18	(117,568)
Bank of America, NA	GBP	29,071	USD	38,775	7/17/18	384,523
Bank of America, NA	USD	4,762	CAD	6,278	7/17/18	15,131
Bank of America, NA	USD	7,638	JPY	810,943	7/17/18	(306,831)
Bank of America, NA	USD	4,861	SEK	42,093	7/17/18	(156,938)
Bank of America, NA	PHP	592,213	USD	11,146	9/11/18	111,654
Bank of America, NA	USD	6,029	GBP	4,594	10/16/18	62,539
Barclays Bank PLC	JPY	2,064,046	USD	18,836	7/17/18	175,829
Barclays Bank PLC	SEK	119,587	USD	13,684	7/17/18	318,897
Barclays Bank PLC	USD	117,284	GBP	82,188	7/17/18	(8,748,472)
Barclays Bank PLC	CNY	108,684	USD	16,997	7/19/18	605,915
Barclays Bank PLC	USD	12,233	CNY	79,704	7/19/18	(212,623)
Barclays Bank PLC	TWD	834,674	USD	28,191	9/13/18	678,211
Barclays Bank PLC	SGD	16,479	USD	12,076	10/16/18	(46,370)
BNP Paribas SA	AUD	41,030	USD	31,130	7/17/18	765,502
BNP Paribas SA	EUR	89,021	USD	104,525	7/17/18	462,287
BNP Paribas SA	USD	234,698	EUR	189,256	7/17/18	(13,464,203)
BNP Paribas SA	INR	630,972	USD	9,265	8/09/18	95,228
BNP Paribas SA	USD	3,937	TWD	119,435	9/13/18	291
Brown Brothers Harriman & Co.	EUR	6,510	USD	7,553	7/17/18	(57,276)
Brown Brothers Harriman & Co.	USD	7,235	HKD	56,703	7/17/18	(6,290)
Citibank, NA	EUR	43,444	USD	50,323	7/17/18	(461,277)
Citibank, NA	USD	8,175	CHF	7,659	7/17/18	(432,495)
Citibank, NA	USD	33,318	EUR	27,172	7/17/18	(1,554,970)
Citibank, NA	USD	9,290	GBP	6,849	7/17/18	(245,797)
Citibank, NA	USD	76,065	JPY	8,304,987	7/17/18	(983,154)
Citibank, NA	KRW	57,065,906	USD	53,666	7/26/18	2,400,911
Citibank, NA	USD	9,072	RUB	580,146	7/31/18	138,157
Citibank, NA	INR	8,274,950	USD	121,787	8/09/18	1,524,282
Credit Suisse International	CHF	71,894	USD	73,607	7/17/18	925,050
Credit Suisse International	GBP	5,264	USD	7,054	7/17/18	102,617
Credit Suisse International	NOK	108,257	USD	13,233	7/17/18	(66,665)
Credit Suisse International	USD	34,774	CHF	34,353	7/17/18	(44,305)
Credit Suisse International	USD	10,492	EUR	8,419	7/17/18	(650,812)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	USD	23,338	GBP	16,870	7/17/18	$(1,060,307)
Credit Suisse International	USD	14,881	JPY	1,614,406	7/17/18	(285,455)
Credit Suisse International	USD	55,171	NOK	438,089	7/17/18	(1,350,576)
Credit Suisse International	USD	5,920	NZD	8,584	7/17/18	(106,411)
Credit Suisse International	USD	9,013	SEK	77,494	7/17/18	(352,110)
Credit Suisse International	HKD	7,142	USD	912	10/16/18	(113)
Credit Suisse International	NOK	66,630	USD	8,174	10/16/18	(41,180)
Credit Suisse International	SEK	191,298	USD	21,425	10/16/18	(107,079)
Credit Suisse International	USD	22,408	SEK	191,298	10/16/18	(875,570)
Deutsche Bank AG	CAD	117,072	USD	93,072	7/17/18	3,996,632
Deutsche Bank AG	ILS	111,352	USD	31,881	7/17/18	1,412,367
Deutsche Bank AG	USD	15,328	EUR	12,345	7/17/18	(897,393)
Deutsche Bank AG	USD	8,421	JPY	899,047	7/17/18	(293,558)
Goldman Sachs Bank USA	EUR	45,481	USD	53,187	7/17/18	21,276
HSBC Bank USA	USD	14,828	EUR	12,645	7/17/18	(46,809)
HSBC Bank USA	USD	18,972	GBP	13,830	7/17/18	(708,567)
HSBC Bank USA	TWD	227,172	USD	7,687	9/13/18	198,581
HSBC Bank USA	HKD	56,997	USD	7,276	10/16/18	(1,187)
HSBC Bank USA	USD	31,604	JPY	3,454,559	10/16/18	(167,086)
JPMorgan Chase Bank, NA	HKD	989,008	USD	126,342	7/17/18	267,514
JPMorgan Chase Bank, NA	JPY	9,107,256	USD	83,693	7/17/18	1,358,476
JPMorgan Chase Bank, NA	TRY	33,854	USD	6,854	7/17/18	(469,065)
JPMorgan Chase Bank, NA	USD	15,179	GBP	11,364	7/17/18	(171,767)
JPMorgan Chase Bank, NA	USD	11,544	KRW	12,424,942	7/26/18	(382,160)
JPMorgan Chase Bank, NA	INR	382,935	USD	5,546	8/09/18	(19,169)
Morgan Stanley & Co., Inc.	BRL	73,173	USD	18,977	7/03/18	97,684
Morgan Stanley & Co., Inc.	USD	19,384	BRL	73,173	7/03/18	(503,876)
Morgan Stanley & Co., Inc.	CAD	7,233	USD	5,609	7/17/18	105,800
Morgan Stanley & Co., Inc.	CHF	6,116	USD	6,204	7/17/18	20,717
Morgan Stanley & Co., Inc.	EUR	19,238	USD	22,643	7/17/18	153,918
Morgan Stanley & Co., Inc.	GBP	11,849	USD	15,707	7/17/18	59,450
Morgan Stanley & Co., Inc.	USD	133,734	AUD	173,531	7/17/18	(5,309,191)
Morgan Stanley & Co., Inc.	BRL	73,173	USD	19,329	8/02/18	516,289
Morgan Stanley & Co., Inc.	HKD	78,801	USD	10,061	10/16/18	(716)
Morgan Stanley & Co., Inc.	USD	9,375	CHF	9,155	10/16/18	(45,163)
Morgan Stanley & Co., Inc.	USD	8,385	GBP	6,300	10/16/18	(31,472)
Northern Trust Co.	USD	135,360	CHF	129,404	7/17/18	(4,537,461)
Northern Trust Co.	USD	34,332	JPY	3,659,536	7/17/18	(1,248,012)
Northern Trust Co.	USD	8,029	TRY	33,854	7/17/18	(706,150)
Royal Bank of Scotland PLC	NOK	696,328	USD	89,700	7/17/18	4,153,974
Royal Bank of Scotland PLC	USD	15,529	AUD	20,141	7/17/18	(622,868)
Royal Bank of Scotland PLC	USD	6,396	CAD	8,151	7/17/18	(194,712)
Royal Bank of Scotland PLC	USD	50,445	GBP	37,801	7/17/18	(526,364)
Royal Bank of Scotland PLC	PEN	66,598	USD	20,339	7/25/18	77,079
Royal Bank of Scotland PLC	USD	19,079	EUR	16,292	10/16/18	99,434
Royal Bank of Scotland PLC	USD	65,194	EUR	54,702	10/16/18	(799,020)
Standard Chartered Bank	BRL	14,895	USD	3,863	7/03/18	19,885
Standard Chartered Bank	USD	3,980	BRL	14,895	7/03/18	(137,365)
Standard Chartered Bank	USD	12,538	JPY	1,333,695	7/17/18	(480,354)
Standard Chartered Bank	CNY	953,545	USD	150,735	7/19/18	6,928,955
Standard Chartered Bank	INR	492,542	USD	7,242	8/09/18	83,375
State Street Bank & Trust Co.	AUD	21,450	USD	15,945	7/17/18	70,114
State Street Bank & Trust Co.	EUR	10,962	USD	13,134	7/17/18	319,728
State Street Bank & Trust Co.	GBP	17,345	USD	23,050	7/17/18	144,415
State Street Bank & Trust Co.	USD	8,585	EUR	6,945	7/17/18	(466,622)
State Street Bank & Trust Co.	USD	8,783	GBP	6,598	7/17/18	(69,603)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	7,470	JPY	789,629	7/17/18	$(331,329)
UBS AG	EUR	18,704	USD	21,824	7/17/18	(40,479)
UBS AG	USD	30,149	EUR	25,770	7/17/18	(24,477)
UBS AG	USD	12,982	GBP	9,796	10/16/18	7,692

						$(20,748,639)

*	Notional amount less than 500.

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate market value of these securities amounted to $87,653,487 or 2.5% of net assets.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of June 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $506,711,217 and gross unrealized depreciation of investments was $(211,812,498), resulting in net unrealized appreciation of $294,898,719.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
EAFE	-	Europe, Australia, and Far East
FTSE	-	Financial Times Stock Exchange
MSCI	-	Morgan Stanley Capital International
REG	-	Registered Shares
TOPIX	-	Tokyo Price Index

COUNTRY BREAKDOWN 1

June 30, 2018 (unaudited)

22.4%	Japan
12.8%	United Kingdom
7.7%	France
6.0%	Germany
5.1%	Switzerland
4.4%	China
4.2%	Australia
3.8%	Hong Kong
3.7%	India
3.0%	Norway
2.8%	Denmark
2.5%	Canada
2.1%	Netherlands
16.5%	Other
3.0%	Short-Term

100.0%	Total Investments

1

All data are as of June 30, 2018. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 1.8% or less in the following countries: Austria, Belgium, Brazil, Finland, Indonesia, Ireland, Israel, Italy, Peru, Philippines, Portugal, Singapore, South Korea, Spain, Sweden, Taiwan and United States.

Sanford C. Bernstein Fund, Inc.

Tax-Managed International Portfolio

June 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2018:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$48,189,137		$678,457,253		$	– 0	–	$726,646,390
Consumer Discretionary	64,569,216		488,397,954			– 0	–	552,967,170
Information Technology	45,215,668		438,363,610			– 0	–	483,579,278
Industrials	20,591,449		395,684,140			– 0	–	416,275,589
Consumer Staples	22,383,723		344,998,879			– 0	–	367,382,602
Materials	28,374,221		254,332,716			– 0	–	282,706,937
Health Care	41,481,825		174,002,087			– 0	–	215,483,912
Energy	12,337,036		184,801,483			– 0	–	197,138,519
Telecommunication Services	– 0	–	146,737,131			– 0	–	146,737,131
Utilities	6,095,691		39,109,126			– 0	–	45,204,817
Real Estate	– 0	–	28,172,267			– 0	–	28,172,267
Short-Term Investments	105,490,604		– 0	–		– 0	–	105,490,604

Total Investments in Securities	394,728,570		3,173,056,646	(a)		– 0	–	3,567,785,216
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	30,218,203			– 0	–	30,218,203
Liabilities:
Futures	(1,401,707)		(145,596)			– 0	–	(1,547,303)
Forward Currency Exchange Contracts	– 0	–	(50,966,842)			– 0	–	(50,966,842)

Total (c)(d)(e)	$393,326,863		$3,152,162,411		$	– 0	–	$3,545,489,274

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	An amount of $41,251,2912 was transferred from Level 1 to Level 2 due to decrease in trading volume during the reporting period.
(d)	An amount of $61,226,237 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(e)	There were deminimis transfers under 1% of net assets from Level 2 to Level 1 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine ended June 30, 2018 is as follows:

Fund	Market Value 9/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$321,840	$216,349	$105,491	$0

Sanford C. Bernstein Fund, Inc.

International Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.8%
Financials - 20.1%
Banks - 10.7%
Bank Hapoalim BM	352,004	$2,386,316
BNP Paribas SA	172,890	10,694,436
BOC Hong Kong Holdings Ltd.	3,193,500	15,009,242
Credicorp Ltd.	40,090	9,025,061
Danske Bank A/S	97,318	3,031,834
DBS Group Holdings Ltd.	334,600	6,506,972
DNB ASA	918,190	17,879,969
Erste Group Bank AG (a)	353,260	14,727,374
Hang Seng Bank Ltd.	320,000	7,990,508
HDFC Bank Ltd.	550,098	17,181,781
ICICI Bank Ltd.	1,266,450	5,080,885
Mitsubishi UFJ Financial Group, Inc.	2,749,500	15,575,587
National Australia Bank Ltd.	246,490	5,004,883
Oversea-Chinese Banking Corp., Ltd.	222,700	1,896,902
Royal Bank of Canada	85,660	6,449,993
Seven Bank Ltd.	682,200	2,083,157
Sumitomo Mitsui Financial Group, Inc.	87,000	3,393,521
Svenska Handelsbanken AB-Class A SHS	521,990	5,781,271
Swedbank AB-Class A	334,510	7,127,151
Toronto-Dominion Bank (The)	91,400	5,290,097
Yes Bank Ltd.	730,978	3,627,441

		165,744,381

Capital Markets - 3.4%
Azimut Holding SpA	228,514	3,521,488
Credit Suisse Group AG (REG) (a)	1,085,683	16,234,287
Euronext NV (b)	81,260	5,149,256
IG Group Holdings PLC	547,850	6,212,106
Partners Group Holding AG	26,545	19,405,598
Singapore Exchange Ltd.	408,600	2,147,153

		52,669,888

Consumer Finance - 1.0%
Bharat Financial Inclusion Ltd. (a)	451,960	7,670,776
Hitachi Capital Corp.	282,600	7,293,531

		14,964,307

Diversified Financial Services - 0.3%
ORIX Corp.	251,800	3,968,896

Insurance - 4.2%
Admiral Group PLC	79,190	1,990,227
AIA Group Ltd.	1,610,400	14,028,857
Allianz SE (REG)	74,870	15,427,307
Direct Line Insurance Group PLC	587,678	2,651,998
NN Group NV	120,812	4,899,700
PICC Property & Casualty Co., Ltd.-Class H	5,703,000	6,133,704
Prudential PLC	512,779	11,689,477
Swiss Re AG	50,530	4,411,716
Tryg A/S	154,070	3,608,070

		64,841,056

Company	Shares	U.S. $ Value
Thrifts & Mortgage Finance - 0.5%
Housing Development Finance Corp., Ltd.	306,460	$8,539,380

		310,727,908

Consumer Discretionary - 15.3%
Auto Components - 3.7%
Aptiv PLC	102,680	9,408,568
Delphi Technologies PLC	90,643	4,120,631
Hankook Tire Co., Ltd.	161,070	6,085,943
Magna International, Inc. (New York)-Class A	172,330	10,017,543
NGK Spark Plug Co., Ltd.	427,200	12,144,764
Valeo SA	272,826	14,875,449

		56,652,898

Automobiles - 2.2%
Honda Motor Co., Ltd.	340,100	9,972,067
Peugeot SA	522,880	11,913,961
Subaru Corp.	404,000	11,750,342

		33,636,370

Distributors - 0.3%
PALTAC Corp.	93,700	5,388,288

Hotels, Restaurants & Leisure - 1.3%
Aristocrat Leisure Ltd.	432,370	9,874,190
Compass Group PLC	235,766	5,025,499
Merlin Entertainments PLC (b)	674,877	3,440,990
Playtech PLC	225,830	2,239,298

		20,579,977

Household Durables - 2.6%
Auto Trader Group PLC (b)	1,264,220	7,085,186
Nikon Corp.	711,500	11,307,453
Panasonic Corp.	1,389,700	18,739,304
Persimmon PLC	116,630	3,884,910

		41,016,853

Internet & Direct Marketing Retail - 0.3%
Ctrip.com International Ltd. (ADR) (a)	85,119	4,054,218

Leisure Products - 1.1%
Amer Sports Oyj (a)	385,670	12,127,053
Bandai Namco Holdings, Inc.	113,900	4,691,712

		16,818,765

Media - 0.6%
CTS Eventim AG & Co. KGaA	133,990	6,578,603
Daiichikosho Co., Ltd.	49,200	2,374,248

		8,952,851

Multiline Retail - 0.6%
B&M European Value Retail SA	881,520	4,682,956
Next PLC	65,340	5,200,982

		9,883,938

Textiles, Apparel & Luxury Goods - 2.6%
Crystal International Group Ltd. (b)	1,050,000	730,140
HUGO BOSS AG	135,570	12,294,706
LVMH Moet Hennessy Louis Vuitton SE	14,542	4,828,217

Company	Shares	U.S. $ Value
Moncler SpA	150,510	$6,829,392
Pandora A/S	132,320	9,222,359
Samsonite International SA (a)	825,100	2,929,533
Shenzhou International Group Holdings Ltd.	271,000	3,334,758

		40,169,105

		237,153,263

Information Technology - 13.4%
Communications Equipment - 0.8%
Nokia Oyj	2,111,410	12,110,787

Electronic Equipment, Instruments & Components - 1.5%
Halma PLC	268,825	4,840,545
Horiba Ltd.	61,200	4,277,949
Ingenico Group SA	66,748	5,984,909
Keyence Corp.	8,900	5,019,726
Murata Manufacturing Co., Ltd.	22,300	3,743,642

		23,866,771

Internet Software & Services - 2.3%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	33,974	6,303,196
carsales.com Ltd.	221,690	2,478,025
Kakaku.com, Inc.	130,700	2,943,100
Moneysupermarket.com Group PLC	1,127,470	4,685,646
Tencent Holdings Ltd.	228,500	11,474,213
Yahoo Japan Corp.	2,282,800	7,562,606

		35,446,786

IT Services – 1.7%
Amadeus IT Group SA-Class A	106,380	8,364,915
Capgemini SE	91,673	12,285,080
Otsuka Corp.	155,700	6,095,241

		26,745,236

Semiconductors & Semiconductor Equipment - 3.5%
ams AG (a)	86,050	6,381,478
ASML Holding NV	46,440	9,189,767
Disco Corp.	16,600	2,826,033
Infineon Technologies AG	285,770	7,258,929
SCREEN Holdings Co., Ltd.	97,300	6,814,303
SUMCO Corp.	326,800	6,563,591
Taiwan Semiconductor Manufacturing Co., Ltd.	2,087,000	14,819,941

		53,854,042

Software - 2.8%
Check Point Software Technologies Ltd. (a)	40,680	3,973,622
Constellation Software, Inc./Canada	5,810	4,505,827
Nice Ltd. (a)	78,463	8,120,623
Nintendo Co., Ltd.	29,500	9,629,658
Oracle Corp. Japan	116,000	9,454,581
SAP SE	26,641	3,074,843
Temenos AG (a)	25,984	3,907,644

		42,666,798

Company	Shares	U.S. $ Value
Technology Hardware, Storage & Peripherals - 0.8%
Samsung Electronics Co., Ltd.	227,790	$9,542,024
Samsung Electronics Co., Ltd. (GDR) (London) (b)	3,120	3,235,950
		12,777,974

		207,468,394

Industrials - 11.5%
Aerospace & Defense – 2.1%
Airbus SE	129,697	15,134,965
BAE Systems PLC	1,179,940	10,038,116
MTU Aero Engines AG	37,860	7,251,755

		32,424,836

Airlines - 2.2%
Japan Airlines Co., Ltd.	424,100	15,026,307
Qantas Airways Ltd.	4,138,616	18,845,591

		33,871,898

Building Products - 1.2%
Assa Abloy AB-Class B	171,284	3,633,206
Cie de Saint-Gobain	126,030	5,613,999
Kingspan Group PLC	178,880	8,957,463

		18,204,668

Commercial Services & Supplies - 0.4%
China Everbright International Ltd.	4,512,000	5,810,911

Construction & Engineering - 0.0%
Taisei Corp.	12,300	679,127

Electrical Equipment - 1.6%
Nidec Corp.	36,000	5,385,224
Schneider Electric SE (Paris)	98,490	8,191,092
Signify NV (b)	176,344	4,562,290
Vestas Wind Systems A/S	102,650	6,337,234

		24,475,840

Industrial Conglomerates - 0.6%
Siemens AG (REG)	75,300	9,921,213

Machinery – 0.9%
Atlas Copco AB-Class B (a)	26,878	700,220
FANUC Corp.	19,400	3,845,308
Glory Ltd.	200,300	5,596,553
Hoshizaki Corp.	34,900	3,527,079

		13,669,160

Professional Services - 2.5%
Adecco Group AG (REG)	54,351	3,207,474
Intertek Group PLC	79,320	5,964,115
Recruit Holdings Co., Ltd.	377,300	10,420,515
RELX NV	228,753	4,863,023
RELX PLC	326,610	6,974,745
Wolters Kluwer NV	149,580	8,402,915

		39,832,787

		178,890,440

Company	Shares	U.S. $ Value
Consumer Staples - 10.1%
Beverages - 1.7%
Coca-Cola Bottlers Japan Holdings, Inc.	196,300	$7,853,863
Diageo PLC	191,150	6,867,237
Royal Unibrew A/S	54,494	4,330,526
Suntory Beverage & Food Ltd.	65,700	2,808,851
Treasury Wine Estates Ltd.	431,003	5,537,539

		27,398,016

Food & Staples Retailing - 0.4%
Tsuruha Holdings, Inc.	49,800	6,237,637

Food Products - 2.9%
Calbee, Inc.	118,800	4,468,967
Kerry Group PLC-Class A	66,130	6,919,505
Nestle SA (REG)	129,750	10,055,729
Orkla ASA	1,137,350	9,950,545
Salmar ASA	115,080	4,826,886
WH Group Ltd. (b)	10,991,000	8,893,769

		45,115,401

Household Products - 1.6%
Henkel AG & Co. KGaA (Preference Shares)	95,430	12,176,740
Reckitt Benckiser Group PLC	56,744	4,662,362
Unicharm Corp.	262,200	7,882,839

		24,721,941

Personal Products - 0.8%
Godrej Consumer Products Ltd.	365,620	6,516,276
Unilever PLC	101,230	5,591,991

		12,108,267

Tobacco - 2.7%
British American Tobacco PLC	523,787	26,384,917
Japan Tobacco, Inc.	437,800	12,234,939
Scandinavian Tobacco Group A/S (b)	182,030	2,749,017

		41,368,873

		156,950,135

Materials - 7.8%
Chemicals - 3.8%
Air Water, Inc.	331,100	6,072,187
Chr Hansen Holding A/S	55,090	5,071,632
Covestro AG (b)	22,350	1,986,547
Croda International PLC	96,520	6,097,857
Incitec Pivot Ltd.	2,410,150	6,466,398
Johnson Matthey PLC	224,490	10,689,434
Nippon Shokubai Co., Ltd.	121,000	8,738,656
Sika AG	24,000	3,316,068
Umicore SA	114,270	6,523,380
Victrex PLC	88,740	3,397,377

		58,359,536

Company	Shares	U.S. $ Value
Construction Materials - 0.9%
Buzzi Unicem SpA	392,510	$9,590,215
CRH PLC (London)	129,078	4,527,700

		14,117,915

Containers & Packaging - 0.7%
Amcor Ltd./Australia	431,270	4,595,045
BillerudKorsnas AB	475,330	6,700,282

		11,295,327

Metals & Mining – 2.4%
Boliden AB (a)	89,100	2,875,565
First Quantum Minerals Ltd.	427,140	6,293,463
Gerdau SA (Preference Shares)	1,576,900	5,659,467
Norsk Hydro ASA	1,779,750	10,623,764
Northern Star Resources Ltd.	570,440	3,088,190
South32 Ltd.	818,910	2,186,756
Yamato Kogyo Co., Ltd.	228,400	6,890,032

		37,617,237

		121,390,015

Health Care - 6.0%
Biotechnology - 0.4%
Genmab A/S (a)	21,967	3,380,019
Grifols SA (ADR)	164,623	3,539,395

		6,919,414

Health Care Equipment & Supplies - 0.8%
Cochlear Ltd.	24,800	3,671,681
Essilor International Cie Generale d’Optique SA	57,570	8,117,148

		11,788,829

Health Care Providers & Services - 0.6%
Apollo Hospitals Enterprise Ltd.	593,360	9,142,649

Life Sciences Tools & Services - 1.0%
Eurofins Scientific SE	14,393	7,982,506
Gerresheimer AG	45,110	3,649,576
ICON PLC (a)	30,510	4,043,490

		15,675,572

Pharmaceuticals - 3.2%
Astellas Pharma, Inc.	247,500	3,766,597
Novo Nordisk A/S-Class B	116,640	5,387,667
Ono Pharmaceutical Co., Ltd.	446,600	10,455,269
Roche Holding AG	78,508	17,417,626
Teva Pharmaceutical Industries Ltd.	4,710	114,041
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	416,920	10,139,494
Vectura Group PLC (a)	1,746,660	1,795,107

		49,075,801

		92,602,265

Energy - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
Caltex Australia Ltd.	113,090	2,721,595
Canadian Natural Resources Ltd. (Toronto)	146,170	5,275,751

Company	Shares	U.S. $ Value
JXTG Holdings, Inc.	2,148,500	$14,905,811
PetroChina Co., Ltd.-Class H	15,412,000	11,741,080
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	675,870	23,455,681
Royal Dutch Shell PLC-Class A	206,346	7,141,410
Royal Dutch Shell PLC-Class B	231,940	8,306,468
Showa Shell Sekiyu KK	228,400	3,402,906
TOTAL SA	117,243	7,119,667

		84,070,369

Telecommunication Services - 4.1%
Diversified Telecommunication Services - 4.1%
Cellnex Telecom SA (b)	120,027	3,017,655
China Unicom Hong Kong Ltd.	10,770,000	13,424,640
Deutsche Telekom AG (REG) (a)	378,800	5,854,126
HKT Trust & HKT Ltd.-Class SS	5,847,000	7,488,288
Nippon Telegraph & Telephone Corp.	603,000	27,393,073
Telekomunikasi Indonesia Persero Tbk PT	9,987,500	2,615,673
Telenor ASA	153,359	3,140,868

		62,934,323

Utilities - 1.3%
Electric Utilities - 0.5%
EDP-Energias de Portugal SA	1,674,965	6,638,744

Multi-Utilities - 0.3%
Suez	386,910	5,005,072

Water Utilities - 0.5%
Beijing Enterprises Water Group Ltd. (a)	9,364,000	5,091,805
Cia de Saneamento Basico do Estado de Sao Paulo	446,400	2,682,489

		7,774,294

		19,418,110

Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Aroundtown SA	781,220	6,421,814
SM Prime Holdings, Inc.	8,442,500	5,687,073

		12,108,887

Total Common Stocks (cost $1,329,382,627)		1,483,714,109

SHORT-TERM INVESTMENTS - 2.0%
Investment Companies - 2.0%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.71% (c)(d)(e) (cost $31,491,878)	31,491,878	31,491,878

U.S. $ Value
Total Investments - 97.8% (cost $1,360,874,505) (f)	$1,515,205,987
Other assets less liabilities - 2.2%	34,334,713

Net Assets - 100.0%	$1,549,540,700

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at June 30, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	50	September 2018	EUR	1		$2,048,984	$1,980,005	$(68,979)
FTSE 100 Index Futures	8	September 2018	GBP	0	*	810,545	802,567	(7,978)
Mini MSCI EAFE Futures	245	September 2018	USD	12		24,385,925	23,953,650	(432,275)
TOPIX Index Futures	10	September 2018	JPY	100		1,604,906	1,563,022	(41,884)

								$(551,116)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	43,226	USD	11,729	7/03/18	$576,412
Bank of America, NA	USD	11,261	BRL	43,226	7/03/18	(108,158)
Bank of America, NA	PHP	254,052	USD	4,782	9/11/18	47,898
Bank of America, NA	USD	1,540	TWD	46,601	9/13/18	(4,202)
Bank of America, NA	USD	2,354	CAD	3,101	9/14/18	7,348
Bank of America, NA	USD	7,827	GBP	5,932	9/14/18	27,243
Bank of America, NA	USD	1,922	SEK	16,564	9/14/18	(62,161)
Barclays Bank PLC	CNY	35,429	USD	5,550	7/19/18	207,063
Barclays Bank PLC	USD	4,165	CNY	27,136	7/19/18	(72,390)
Barclays Bank PLC	TWD	380,866	USD	12,864	9/13/18	309,471
Barclays Bank PLC	JPY	1,151,013	USD	10,563	9/14/18	114,872
Barclays Bank PLC	SEK	51,198	USD	5,886	9/14/18	137,881
Barclays Bank PLC	SGD	7,068	USD	5,176	9/14/18	(19,104)
Barclays Bank PLC	USD	25,977	CHF	25,468	9/14/18	(99,019)
Barclays Bank PLC	USD	33,770	EUR	28,819	9/14/18	67,441
Barclays Bank PLC	USD	46,753	GBP	34,946	9/14/18	(484,325)
BNP Paribas SA	INR	463,885	USD	6,822	8/09/18	80,028
Brown Brothers Harriman & Co.	USD	4,772	EUR	4,095	9/14/18	36,088
Citibank, NA	CNY	18,386	USD	2,864	7/19/18	91,024
Citibank, NA	KRW	24,947,137	USD	23,461	7/26/18	1,049,591
Citibank, NA	USD	3,826	RUB	244,666	7/31/18	58,265
Citibank, NA	INR	3,487,783	USD	51,332	8/09/18	642,465
Citibank, NA	CAD	45,952	USD	35,460	9/14/18	462,958
Citibank, NA	CAD	2,228	USD	1,677	9/14/18	(20,330)
Citibank, NA	EUR	15,937	USD	18,542	9/14/18	(170,768)
Citibank, NA	USD	33,002	JPY	3,588,956	9/14/18	(423,023)
Credit Suisse International	HKD	3,063	USD	391	9/14/18	(69)
Credit Suisse International	NOK	43,763	USD	5,362	9/14/18	(27,157)
Credit Suisse International	SEK	81,778	USD	9,135	9/14/18	(45,456)
Credit Suisse International	USD	15,126	CHF	14,866	9/14/18	(20,848)
Credit Suisse International	USD	4,548	GBP	3,333	9/14/18	(135,443)
Credit Suisse International	USD	5,092	JPY	550,271	9/14/18	(97,258)
Credit Suisse International	USD	2,694	NZD	3,905	9/14/18	(48,681)
Credit Suisse International	USD	13,600	SEK	116,412	9/14/18	(531,315)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	USD	3,192	JPY	348,512	9/14/18	$(28,168)
HSBC Bank USA	TWD	103,659	USD	3,507	9/13/18	90,613
HSBC Bank USA	HKD	24,445	USD	3,119	9/14/18	(539)
HSBC Bank USA	USD	7,498	EUR	6,366	9/14/18	(23,786)
HSBC Bank USA	USD	16,593	JPY	1,818,332	9/14/18	(86,937)
JPMorgan Chase Bank, NA	USD	4,934	KRW	5,310,961	7/26/18	(163,352)
JPMorgan Chase Bank, NA	INR	262,932	USD	3,860	8/09/18	38,266
JPMorgan Chase Bank, NA	JPY	1,074,033	USD	9,845	9/14/18	95,362
JPMorgan Chase Bank, NA	USD	5,880	GBP	4,390	9/14/18	(67,584)
Morgan Stanley & Co., Inc.	BRL	31,646	USD	8,207	7/03/18	42,247
Morgan Stanley & Co., Inc.	USD	8,383	BRL	31,646	7/03/18	(217,917)
Morgan Stanley & Co., Inc.	BRL	31,646	USD	8,359	8/02/18	223,286
Morgan Stanley & Co., Inc.	CAD	3,710	USD	2,880	9/14/18	54,345
Morgan Stanley & Co., Inc.	GBP	5,187	USD	6,894	9/14/18	26,106
Morgan Stanley & Co., Inc.	ILS	49,641	USD	13,883	9/14/18	243,642
Morgan Stanley & Co., Inc.	JPY	517,070	USD	4,717	9/14/18	22,818
Morgan Stanley & Co., Inc.	USD	12,193	AUD	16,163	9/14/18	(229,077)
Morgan Stanley & Co., Inc.	USD	4,006	CHF	3,924	9/14/18	(19,053)
Morgan Stanley & Co., Inc.	USD	3,900	GBP	2,935	9/14/18	(14,127)
Morgan Stanley & Co., Inc.	USD	5,437	JPY	591,553	9/14/18	(67,621)
Royal Bank of Scotland PLC	PEN	29,099	USD	8,887	7/25/18	33,679
Royal Bank of Scotland PLC	USD	1,548	PEN	5,063	7/25/18	(7,230)
Royal Bank of Scotland PLC	EUR	4,162	USD	4,851	9/14/18	(35,917)
Royal Bank of Scotland PLC	NOK	31,244	USD	3,864	9/14/18	16,786
Royal Bank of Scotland PLC	USD	6,744	EUR	5,774	9/14/18	35,624
Royal Bank of Scotland PLC	USD	28,170	EUR	23,701	9/14/18	(341,658)
Royal Bank of Scotland PLC	USD	19,129	GBP	14,296	9/14/18	(200,966)
Standard Chartered Bank	CNY	408,571	USD	64,587	7/19/18	2,968,890
Standard Chartered Bank	USD	1,985	CNY	12,896	7/19/18	(39,733)
Standard Chartered Bank	USD	37,717	AUD	49,976	9/14/18	(724,334)
State Street Bank & Trust Co.	AUD	9,613	USD	7,146	9/14/18	30,576
State Street Bank & Trust Co.	EUR	5,412	USD	6,343	9/14/18	(11,813)
State Street Bank & Trust Co.	GBP	7,764	USD	10,344	9/14/18	64,573
State Street Bank & Trust Co.	HKD	400,582	USD	51,119	9/14/18	1,729
State Street Bank & Trust Co.	HKD	32,522	USD	4,150	9/14/18	(129)
State Street Bank & Trust Co.	JPY	67,791	USD	625	9/14/18	9,800
State Street Bank & Trust Co.	USD	4,713	GBP	3,531	9/14/18	(37,993)
UBS AG	NOK	112,182	USD	13,971	9/14/18	157,203
UBS AG	USD	11,858	EUR	10,091	9/14/18	(9,903)

						$3,374,049

*	Notional amount less than 500.

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate market value of these securities amounted to $40,850,800 or 2.6% of net assets.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of June 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $221,658,873 and gross unrealized depreciation of investments was $(64,504,458), resulting in net unrealized appreciation of $157,154,415.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
EAFE	-	Europe, Australia, and Far East
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
MSCI	-	Morgan Stanley Capital International
REG	-	Registered Shares
TOPIX	-	Tokyo Price Index

COUNTRY BREAKDOWN 1

June 30, 2018 (unaudited)

22.5%	Japan
12.9%	United Kingdom
7.8%	France
6.1%	Germany
5.1%	Switzerland
4.4%	China
4.3%	Australia
3.8%	India
3.8%	Hong Kong
3.1%	Norway
2.8%	Denmark
2.5%	Canada
2.1%	Netherlands
16.7%	Other
2.1%	Short-Term

100.0%	Total Investments

1

All data are as of June 30, 2018. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.8% or less in the following countries: Austria, Belgium, Brazil, Finland, Indonesia, Ireland, Israel, Italy, Peru, Philippines, Portugal, Singapore, South Korea, Spain, Sweden, Taiwan and United States.

Sanford C. Bernstein Fund, Inc.

International Portfolio

June 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2018:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$20,765,151		$289,962,757			$–0	–	$310,727,908
Consumer Discretionary	27,600,960		209,552,303			– 0	–	237,153,263
Information Technology	19,468,291		188,000,103			– 0	–	207,468,394
Industrials	8,957,463		169,932,977			– 0	–	178,890,440
Consumer Staples	9,668,522		147,281,613			– 0	–	156,950,135
Materials	11,952,930		109,437,085			– 0	–	121,390,015
Health Care	17,722,379		74,879,886			– 0	–	92,602,265
Energy	5,275,751		78,794,618			– 0	–	84,070,369
Telecommunication Services	– 0	–	62,934,323			– 0	–	62,934,323
Utilities	2,682,489		16,735,621			– 0	–	19,418,110
Real Estate	– 0	–	12,108,887			– 0	–	12,108,887
Short-Term Investments	31,491,878		– 0	–		– 0	–	31,491,878

Total Investments in Securities	155,585,814		1,359,620,173	(a)		– 0	–	1,515,205,987
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	8,071,593			– 0	–	8,071,593
Liabilities:
Futures	(432,275)		(118,841)			– 0	–	(551,116)
Forward Currency Exchange Contracts	– 0	–	(4,697,544)			– 0	–	(4,697,544)

Total (c)(d)(e)	$155,153,539		$1,362,875,381		$	– 0	–	$1,518,028,920

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	An amount of $27,923,253 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(d)	An amount of $18,280,514 was transferred from Level 1 to Level 2 due to decrease in trading volume during the reporting period.
(e)	There were de minimis transfers under 1% of net assets from Level 2 to Level 1 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2018 is as follows:

Fund	Market Value 9/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$85,245	$53,753	$31,492	$0

Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.5%
Financials - 30.7%
Banks - 19.5%
Abu Dhabi Commercial Bank PJSC	1,506,530	$2,895,635
Agricultural Bank of China Ltd.-Class H	48,342,000	22,562,607
Banco Macro SA (ADR)	257,976	15,166,409
Bank Central Asia Tbk PT	5,463,500	8,159,353
Bank Mandiri Persero Tbk PT	22,084,500	10,565,839
Bank of China Ltd.-Class H	23,169,000	11,490,071
Bank of Georgia Group PLC (a)	43,680	1,083,332
Bank Tabungan Negara Persero Tbk PT	1,935,500	330,325
China CITIC Bank Corp., Ltd.-Class H	9,108,000	5,688,405
China Construction Bank Corp.-Class H	29,135,000	26,659,713
China Merchants Bank Co., Ltd.-Class H	1,400,500	5,151,612
Commercial International Bank Egypt SAE	101,970	482,726
Credicorp Ltd.	32,483	7,312,573
Equity Group Holdings Ltd./Kenya	2,331,200	1,068,034
Grupo Financiero Galicia SA (ADR)	191,660	6,320,947
Grupo Supervielle SA (Sponsored ADR)	8,845	93,580
Hana Financial Group, Inc.	516,570	19,836,676
HDFC Bank Ltd.	834,004	26,049,311
ICICI Bank Ltd.	3,210,640	12,880,802
IndusInd Bank Ltd.	371,370	10,511,922
Industrial & Commercial Bank of China Ltd.-Class H	18,333,000	13,673,484
Itau Unibanco Holding SA (Preference Shares)	878,940	9,148,278
KB Financial Group, Inc.	452,357	21,293,228
Sberbank of Russia PJSC (Sponsored ADR)	986,344	14,158,968
Shinhan Financial Group Co., Ltd.	90,040	3,486,180
Standard Bank Group Ltd.	697,160	9,733,872
TCS Group Holding PLC (GDR) (b)	277,955	5,753,668
Yes Bank Ltd.	703,670	3,491,927

		275,049,477

Capital Markets - 0.4%
China Everbright Ltd.	2,140,000	3,915,343
CRISIL Ltd.	10,558	275,806
Edelweiss Financial Services Ltd.	62,830	272,208
Georgia Capital PLC (a)	43,680	593,761
Noah Holdings Ltd. (Sponsored ADR) (a)	14,565	759,565

		5,816,683

Consumer Finance - 0.8%
KRUK SA	84,740	4,515,942
Repco Home Finance Ltd.	348,769	2,804,376
Samsung Card Co., Ltd.	104,940	3,607,941

		10,928,259

Diversified Financial Services - 0.9%
Chailease Holding Co., Ltd.	3,262,000	10,667,725
Cielo SA	607,060	2,587,533

		13,255,258

Insurance - 5.7%
AIA Group Ltd.	2,509,000	21,856,931
Discovery Ltd.	38,270	410,735
Fanhua, Inc. (Sponsored ADR)	15,300	436,050

Company	Shares	U.S. $ Value
HDFC Standard Life Insurance Co., Ltd. (b)	573,950	$3,818,155
IRB Brasil Resseguros S/A	444,700	5,547,635
Max Financial Services Ltd. (a)	633,068	4,036,138
PICC Property & Casualty Co., Ltd.-Class H	13,077,000	14,064,606
Ping An Insurance Group Co. of China Ltd.-Class H	1,726,000	15,806,145
Prudential PLC	611,062	13,929,968

		79,906,363

Thrifts & Mortgage Finance - 3.4%
GRUH Finance Ltd.	57,210	254,894
Housing Development Finance Corp., Ltd.	1,014,792	28,276,755
Indiabulls Housing Finance Ltd.	1,139,391	18,992,318
PNB Housing Finance Ltd. (b)	12,300	202,879

		47,726,846

		432,682,886

Information Technology - 24.9%
Electronic Equipment, Instruments & Components - 5.0%
Compeq Manufacturing Co., Ltd.	4,327,000	4,583,985
Elite Material Co., Ltd.	4,391,000	11,476,655
FIT Hon Teng Ltd. (b)	4,810,800	2,174,732
Hangzhou Hikvision Digital Technology Co., Ltd.-Class A	3,630,326	20,290,248
Hollysys Automation Technologies Ltd.	6,830	151,216
Largan Precision Co., Ltd.	47,000	6,904,648
Sunny Optical Technology Group Co., Ltd.	909,400	16,866,965
Tongda Group Holdings Ltd.	20,710,000	4,185,523
Tripod Technology Corp.	1,469,000	4,034,212

		70,668,184

Internet Software & Services - 7.9%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	279,270	51,812,963
Baozun, Inc. (Sponsored ADR) (a)	44,510	2,434,697
Tencent Holdings Ltd.	1,069,400	53,700,319
Yandex NV-Class A (a)	97,230	3,490,557

		111,438,536

IT Services - 0.2%
Hexaware Technologies Ltd.	36,870	246,637
My EG Services Bhd	8,227,400	1,962,614
TravelSky Technology Ltd.-Class H	118,000	342,511

		2,551,762

Semiconductors & Semiconductor Equipment - 6.8%
eMemory Technology, Inc. (a)	38,000	475,726
Global Unichip Corp.	33,000	294,977
Hua Hong Semiconductor Ltd. (b)	3,681,000	12,581,196
Koh Young Technology, Inc.	19,690	1,800,053
LandMark Optoelectronics Corp.	204,000	1,902,246
Nanya Technology Corp.	2,958,000	8,029,394
Parade Technologies Ltd.	23,000	384,714
Realtek Semiconductor Corp.	3,864,000	14,039,834
Silergy Corp.	84,000	2,041,142
Silicon Motion Technology Corp. (ADR)	5,040	266,565

Company	Shares	U.S. $ Value
Sino-American Silicon Products, Inc. (a)	1,578,000	$6,336,803
SK Hynix, Inc.	132,520	10,172,130
Taiwan Semiconductor Manufacturing Co., Ltd.	4,995,120	35,470,715
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	43,270	1,581,951

		95,377,446

Software - 0.1%
Globant SA (a)	10,820	614,468
NCSoft Corp.	710	236,277

		850,745

Technology Hardware, Storage & Peripherals - 4.9%
Primax Electronics Ltd.	2,304,000	4,662,852
Samsung Electronics Co., Ltd.	1,064,000	44,570,498
Samsung Electronics Co., Ltd. (Preference Shares)	312,730	10,560,545
Xiaomi Corp. (a)(b)(c)	4,566,800	9,995,148

		69,789,043

		350,675,716

Consumer Discretionary - 10.6%
Auto Components - 0.6%
Cub Elecparts, Inc.	23,000	293,932
Hankook Tire Co., Ltd.	99,510	3,759,931
Hota Industrial Manufacturing Co., Ltd.	54,000	260,293
Minth Group Ltd.	90,000	380,674
MRF Ltd.	3,112	3,411,870
Nexteer Automotive Group Ltd.	124,000	182,391

		8,289,091

Diversified Consumer Services - 0.7%
Estacio Participacoes SA	1,138,800	7,163,502
Four Seasons Education Cayman, Inc. (ADR)	303,519	1,645,073
Fu Shou Yuan International Group Ltd.	684,000	769,813

		9,578,388

Hotels, Restaurants & Leisure - 1.7%
Alsea SAB de CV	19,710	67,903
CVC Brasil Operadora e Agencia de Viagens SA	278,400	3,246,773
Galaxy Entertainment Group Ltd.	1,814,000	13,983,128
Gourmet Master Co., Ltd.	21,872	211,311
Modetour Network, Inc.	13,180	321,448
OPAP SA	348,520	3,929,536
Premium Leisure Corp.	141,129,000	2,300,693

		24,060,792

Household Durables - 0.2%
Hanssem Co., Ltd.	1,065	100,227
Man Wah Holdings Ltd.	179,200	140,269
Skyworth Digital Holdings Ltd.	6,753,314	3,005,281

		3,245,777

Internet & Direct Marketing Retail - 2.4%
Ctrip.com International Ltd. (ADR) (a)	559,590	26,653,272
MakeMyTrip Ltd. (a)	209,880	7,587,162

		34,240,434

Company	Shares	U.S. $ Value
Media - 3.2%
IMAX China Holding, Inc. (b)	1,223,100	$3,715,135
Megacable Holdings SAB de CV	1,147,280	4,727,127
Naspers Ltd.-Class N	124,080	31,286,001
Smiles Fidelidade SA	9,800	131,484
Sun TV Network Ltd.	402,817	4,593,140
Surya Citra Media Tbk PT	486,000	69,695

		44,522,582

Multiline Retail - 0.0%
Mitra Adiperkasa Tbk PT	6,095,500	383,218

Specialty Retail - 1.0%
Ace Hardware Indonesia Tbk PT	1,920,400	170,196
Beauty Community PCL	308,600	113,641
Chow Tai Fook Jewellery Group Ltd.	2,085,000	2,344,959
Foschini Group Ltd. (The)	645,800	8,175,407
JUMBO SA	24,790	407,810
Via Varejo SA	434,600	2,086,798

		13,298,811

Textiles, Apparel & Luxury Goods - 0.8%
CCC SA	2,080	114,430
Eclat Textile Co., Ltd.	37,000	439,443
Li Ning Co., Ltd. (a)	9,973,000	10,970,637
Welspun India Ltd.	106,910	84,200

		11,608,710

		149,227,803

Materials - 7.1%
Chemicals - 1.0%
Berger Paints India Ltd.	41,320	169,198
Kumho Petrochemical Co., Ltd.	110,520	11,546,756
Sinopec Shanghai Petrochemical Co., Ltd.-Class H	3,094,000	1,880,891
Supreme Industries Ltd.	17,610	290,305

		13,887,150

Construction Materials - 1.4%
Anhui Conch Cement Co., Ltd.-Class A	870,900	4,385,747
Anhui Conch Cement Co., Ltd.-Class H	1,924,500	10,975,235
Grupo Cementos de Chihuahua SAB de CV	664,550	4,301,452
Loma Negra Cia Industrial Argentina SA (Sponsored ADR) (a)	10,520	107,935

		19,770,369

Metals & Mining - 4.7%
Aluminum Corp. of China Ltd.-Class H (a)	16,004,000	7,014,201
Gerdau SA (Preference Shares)	2,747,100	9,859,295
Jindal Steel & Power Ltd. (a)	104,530	340,134
JSW Steel Ltd. ADR	1,811,640	8,639,961
KGHM Polska Miedz SA	359,066	8,416,828

Company	Shares	U.S. $ Value
Polyus PJSC (GDR) (b)	87,140	$2,862,549
POSCO	72,248	21,317,475
Real Gold Mining Ltd. (a)(c)(d)(e)	1,788,000	0
Vedanta Ltd.	2,430,240	8,386,596

		66,837,039

		100,494,558

Energy - 5.4%
Energy Equipment & Services - 0.1%
TMK PJSC (GDR) (b)	329,380	1,627,834

Oil, Gas & Consumable Fuels - 5.3%
Gran Tierra Energy, Inc. (a)	923,040	3,194,639
LUKOIL PJSC (Sponsored ADR)	275,037	18,958,300
Novatek PJSC (Sponsored GDR) (b)	30,900	4,567,389
PetroChina Co., Ltd.-Class H	10,244,000	7,804,024
Petroleo Brasileiro SA (Preference Shares)	1,689,300	7,492,503
Tatneft PJSC (Sponsored ADR)	191,717	12,289,060
Transportadora de Gas del Sur SA (Sponsored ADR) (a)	12,030	146,044
Tupras Turkiye Petrol Rafinerileri AS	424,358	10,003,113
YPF SA (Sponsored ADR)	705,579	9,581,763

		74,036,835

		75,664,669

Consumer Staples - 5.1%
Beverages - 2.3%
Kweichow Moutai Co., Ltd.-Class A	197,356	21,735,530
Wuliangye Yibin Co., Ltd.-Class A	897,706	10,254,444

		31,989,974

Food & Staples Retailing - 1.3%
BGF retail Co., Ltd.	2,210	386,676
E-MART, Inc.	49,930	11,394,177
Lenta Ltd. (GDR) (a)(b)	1,115,216	6,127,800
Massmart Holdings Ltd.	24,650	200,578
President Chain Store Corp.	21,000	237,960
Raia Drogasil SA	19,300	330,651

		18,677,842

Food Products - 0.6%
Alicorp SAA	27,480	92,465
AVI Ltd.	20,910	164,932
Britannia Industries Ltd.	2,490	226,738
Kaveri Seed Co., Ltd.	18,280	148,917
LT Foods Ltd.	214,740	187,919
Vitasoy International Holdings Ltd.	152,000	485,672
WH Group Ltd. (b)	8,307,000	6,721,913
Zhou Hei Ya International Holdings Co., Ltd. (a)(b)	449,470	362,800

		8,391,356

Personal Products - 0.0%
Cosmax, Inc.	2,285	333,101

Company	Shares	U.S. $ Value
Tobacco - 0.9%
ITC Ltd.	3,019,180	$11,679,759

		71,072,032

Health Care - 4.7%
Biotechnology - 1.4%
3SBio, Inc. (b)	236,000	533,281
Hugel, Inc. (a)	30,934	13,377,769
Medy-Tox, Inc.	8,646	5,944,078

		19,855,128

Health Care Equipment & Supplies - 0.2%
Vieworks Co., Ltd.	7,595	207,632
Yestar Healthcare Holdings Co., Ltd.	7,452,500	2,526,722

		2,734,354

Health Care Providers & Services - 1.1%
Bumrungrad Hospital PCL	48,800	245,252
MLP Saglik Hizmetleri AS (a)(b)	1,296,290	4,057,740
NMC Health PLC	5,000	235,339
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H	3,705,800	10,199,455

		14,737,786

Life Sciences Tools & Services - 0.0%
Wuxi Biologics Cayman, Inc. (a)(b)	11,000	122,025

Pharmaceuticals - 2.0%
Aspen Pharmacare Holdings Ltd.	14,430	270,936
Aurobindo Pharma Ltd.	28,660	253,360
China Medical System Holdings Ltd.	5,403,000	10,761,950
China Resources Pharmaceutical Group Ltd. (b)	7,611,700	10,524,337
CSPC Pharmaceutical Group Ltd.	2,014,000	6,047,640
Richter Gedeon Nyrt	20,680	376,573

		28,234,796

		65,684,089

Industrials - 4.4%
Airlines - 0.5%
Air Arabia PJSC ADR	2,597,309	692,258
InterGlobe Aviation Ltd. (a)(b)	27,030	430,407
Turk Hava Yollari AO (a)	1,819,680	5,366,673

		6,489,338

Building Products - 0.0%
Kajaria Ceramics Ltd.	21,230	149,555

Commercial Services & Supplies - 0.1%
JMT Network Services PCL	182,000	152,445
Prosegur Cash SA (b)	155,190	418,643
S-1 Corp.	1,960	170,236

		741,324

Company	Shares	U.S. $ Value
Construction & Engineering - 0.0%
KEC International Ltd.	43,390	$212,363

Industrial Conglomerates - 0.9%
Bidvest Group Ltd. (The)	431,530	6,179,495
SM Investments Corp.	203,255	3,334,390
Turkiye Sise ve Cam Fabrikalari AS	3,214,438	2,959,108

		12,472,993

Machinery - 0.8%
Airtac International Group	34,000	482,604
Grupo Rotoplas SAB de CV (a)	66,740	87,843
Sinotruk Hong Kong Ltd.	3,157,500	5,176,225
Weichai Power Co., Ltd.-Class H	4,034,000	5,542,228

		11,288,900

Professional Services - 0.9%
51job, Inc. (ADR) (a)	129,876	12,681,093
Quess Corp. Ltd. (a)(b)	12,480	207,296
Sporton International, Inc.	94,700	459,242

		13,347,631

Road & Rail - 0.8%
Globaltrans Investment PLC (Sponsored GDR) (b)	1,138,393	11,611,609
Localiza Rent a Car SA	65,300	399,811

		12,011,420

Trading Companies & Distributors - 0.4%
Barloworld Ltd.	563,360	5,313,066

Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Pacifico SAB de CV-Class B	14,900	138,270
TAV Havalimanlari Holding AS	60,450	295,871

		434,141

		62,460,731

Telecommunication Services - 2.9%
Diversified Telecommunication Services - 1.8%
China Unicom Hong Kong Ltd.	16,210,000	20,205,516
Tower Bersama Infrastructure Tbk PT	14,787,700	5,147,512

		25,353,028

Wireless Telecommunication Services - 1.1%
Safaricom PLC (a)	38,956,310	11,295,594
Sarana Menara Nusantara Tbk PT	4,330,000	187,341
Turkcell Iletisim Hizmetleri AS	1,633,551	4,330,553

		15,813,488

		41,166,516

Real Estate - 1.2%
Real Estate Management & Development - 1.2%
Aldar Properties PJSC	9,663,200	5,319,865
China Resources Land Ltd.	500,000	1,679,527
CIFI Holdings Group Co., Ltd.	5,222,000	3,307,886

Company	Shares	U.S. $ Value
Parque Arauco SA	57,410	$161,494
Times China Holdings Ltd.	4,377,000	6,494,318

		16,963,090

Utilities - 0.5%
Electric Utilities - 0.5%
Centrais Eletricas Brasileiras SA (a)	1,265,500	3,980,248
Centrais Eletricas Brasileiras SA (Preference Shares) (a)	167,200	584,547
Equatorial Energia SA	182,800	2,678,032

		7,242,827

Total Common Stocks (cost $1,265,970,157)		1,373,334,917

EQUITY LINKED NOTES - 1.3%
Materials - 0.5%
Construction Materials - 0.5%
Huaxin Cement Co. Ltd., UBS AG, expiring 5/06/19 (a)	3,013,142	6,844,015

Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Vincom Retail JSC, Deutsche Bank AG, expiring 11/12/27 (a)	3,266,460	5,520,938

Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
FPT Corp., Macquarie Bank Ltd., expiring 3/31/20 (a)	2,343,099	4,235,868

Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Mobile World Investment Corp., Macquarie Bank Ltd., expiring 3/29/19 (a)	338,990	1,683,432

Financials - 0.0%
Banks - 0.0%
Emirates NBD PJSC, Merrill Lynch, expiring 12/28/20 (a)	71,000	189,253

Total Equity Linked Notes (cost $19,124,331)		18,473,506

SHORT-TERM INVESTMENTS - 1.5%
Investment Companies - 1.5%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.71% (f)(g)(h) (cost $21,215,283)	21,215,283	21,215,283

U.S. $ Value
Total Investments - 100.3% (cost $1,306,309,771) (i)	$1,413,023,706
Other assets less liabilities - (0.3)%	(3,783,098)

Net Assets - 100.0%	$1,409,240,608

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	139,816	USD	36,674	7/03/18	$599,278
Bank of America, NA	USD	37,151	BRL	139,816	7/03/18	(1,076,610)
Bank of America, NA	USD	4,543	KRW	4,887,958	7/26/18	(151,607)
Bank of America, NA	USD	8,711	RUB	550,605	7/31/18	29,637
Bank of America, NA	USD	3,037	TRY	14,263	8/16/18	9,494
Bank of America, NA	ZAR	28,643	USD	2,260	8/16/18	183,275
Barclays Bank PLC	MYR	48,369	USD	11,940	7/12/18	(43,386)
Barclays Bank PLC	USD	12,305	MYR	48,369	7/12/18	(321,652)
Barclays Bank PLC	CNY	106,096	USD	16,633	7/19/18	632,797
Barclays Bank PLC	USD	5,534	COP	15,847,518	7/25/18	(131,744)
Barclays Bank PLC	KRW	11,236,409	USD	10,429	7/26/18	334,565
Barclays Bank PLC	USD	14,535	KRW	15,689,952	7/26/18	(440,393)
Barclays Bank PLC	INR	257,584	USD	3,739	8/09/18	(4,500)
Barclays Bank PLC	USD	11,884	MYR	48,369	11/29/18	37,219
BNP Paribas SA	CNY	58,406	USD	9,169	7/19/18	361,094
BNP Paribas SA	KRW	9,769,558	USD	9,094	7/26/18	317,054
BNP Paribas SA	INR	459,118	USD	6,738	8/09/18	65,828
BNP Paribas SA	USD	8,636	TRY	41,880	8/16/18	310,267
Citibank, NA	BRL	16,900	USD	4,446	7/03/18	85,893
Citibank, NA	USD	4,433	BRL	16,900	7/03/18	(72,437)
Citibank, NA	USD	11,235	CNY	72,412	7/19/18	(314,741)
Citibank, NA	USD	14,217	CLP	8,977,062	7/25/18	(477,018)
Citibank, NA	KRW	4,671,317	USD	4,158	7/26/18	(38,067)
Citibank, NA	USD	11,586	KRW	12,319,518	7/26/18	(518,314)
Citibank, NA	RUB	1,576,579	USD	24,653	7/31/18	(375,450)
Citibank, NA	INR	872,613	USD	12,877	8/09/18	194,617
Citibank, NA	EUR	1,720	USD	2,016	8/16/18	998
Citibank, NA	GBP	5,011	USD	6,806	8/16/18	180,075
Citibank, NA	USD	5,941	ZAR	78,651	8/16/18	(239,470)
Credit Suisse International	USD	26,256	MXN	514,780	8/16/18	(513,431)
Credit Suisse International	ZAR	306,464	USD	22,362	8/16/18	146,080
Goldman Sachs Bank USA	EUR	1,901	USD	2,228	8/16/18	996
HSBC Bank USA	TRY	40,745	USD	9,301	8/16/18	597,163
JPMorgan Chase Bank, NA	KRW	2,375,700	USD	2,145	7/26/18	10,404
JPMorgan Chase Bank, NA	USD	9,187	KRW	9,856,331	7/26/18	(332,629)
JPMorgan Chase Bank, NA	INR	303,471	USD	4,455	8/09/18	44,165
JPMorgan Chase Bank, NA	HKD	67,591	USD	8,617	8/16/18	(3,124)
JPMorgan Chase Bank, NA	MXN	45,131	USD	2,236	8/16/18	(21,191)
JPMorgan Chase Bank, NA	TRY	40,762	USD	8,617	8/16/18	(90,358)
Morgan Stanley & Co., Inc.	GBP	4,858	USD	6,944	8/16/18	520,401
Morgan Stanley & Co., Inc.	HKD	59,049	USD	7,539	8/16/18	8,255
Morgan Stanley & Co., Inc.	USD	2,858	HKD	22,416	8/16/18	888
Morgan Stanley & Co., Inc.	USD	9,087	HKD	71,194	8/16/18	(6,959)
Royal Bank of Scotland PLC	USD	7,559	MXN	138,618	8/16/18	(627,340)
Royal Bank of Scotland PLC	USD	23,389	ZAR	291,799	8/16/18	(2,236,039)
Standard Chartered Bank	MXN	45,941	USD	2,277	8/16/18	(20,415)
Standard Chartered Bank	USD	3,543	HKD	27,783	8/16/18	627
State Street Bank & Trust Co.	HKD	447,239	USD	57,085	8/16/18	44,255

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	HKD	70,027	USD	8,929	8/16/18	$(2,450)
State Street Bank & Trust Co.	USD	4,346	EUR	3,621	8/16/18	(103,402)
State Street Bank & Trust Co.	USD	5,654	HKD	44,338	8/16/18	1,198
State Street Bank & Trust Co.	USD	9,040	HKD	70,862	8/16/18	(1,777)

						$(3,447,981)

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate market value of these securities amounted to $88,416,536 or 6.3% of net assets.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Illiquid security.
(e)	Fair valued by the Adviser.
(f)	Affiliated investments.
(g)	The rate shown represents the 7-day yield as of period end.
(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(i)

As of June 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $222,324,957 and gross unrealized depreciation of investments was $(119,059,003), resulting in net unrealized appreciation of $103,265,954.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

BRL	-	Brazilian Real
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
INR	-	Indian Rupee
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
RUB	-	Russian Ruble
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
JSC	-	Joint Stock Company
PJSC	-	Public Joint Stock Company

COUNTRY BREAKDOWN1

June 30, 2018 (unaudited)

35.5%	China
13.0%	South Korea
11.3%	India
8.2%	Taiwan
5.8%	Russia
4.4%	South Africa
3.9%	Brazil
3.8%	Hong Kong
2.2%	Argentina
1.9%	Turkey
1.8%	Indonesia
1.0%	United Kingdom
0.9%	Poland
4.8%	Other
1.5%	Short-Term

100.0%	Total Investments

1

All data are as of June 30, 2018. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.9% or less in the following countries: Canada, Chile, Egypt, Georgia, Greece, Hungary, Kenya, Malaysia, Mexico, Peru, Philippines, Spain, Thailand, United Arab Emirates and Vietnam.

Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

June 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2018:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$71,842,636		$360,840,250		$	– 0	–	$432,682,886
Information Technology	60,352,417		280,328,151			9,995,148		350,675,716
Consumer Discretionary	55,779,983		93,447,820			– 0	–	149,227,803
Materials	14,268,682		86,225,876			– 0	– (a)	100,494,558
Energy	51,662,309		24,002,360			– 0	–	75,664,669
Consumer Staples	1,175,324		69,896,708			– 0	–	71,072,032
Health Care	6,584,462		59,099,627			– 0	–	65,684,089
Industrials	26,407,059		36,053,672			– 0	–	62,460,731
Telecommunication Services	187,341		40,979,175			– 0	–	41,166,516
Real Estate	161,494		16,801,596			– 0	–	16,963,090
Utilities	7,242,827		– 0	–		– 0	–	7,242,827
Warrants	– 0	–	18,473,506			– 0	–	18,473,506
Short-Term Investments	21,215,283		– 0	–		– 0	–	21,215,283

Total Investments in Securities	316,879,817		1,086,148,741	(b)		9,995,148		1,413,023,706
Other Financial Instruments (c):
Assets:
Forward Currency Exchange Contracts	– 0	–	4,716,523			– 0	–	4,716,523
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(8,164,504)			– 0	–	(8,164,504)

Total (d)(e)(f)	$316,879,817		$1,082,700,760			$9,995,148		$1,409,575,725

(a)	The Portfolio held securities with zero market value at period end.
(b)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(c)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(d)	An amount of $32,944,704 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(e)	An amount of $25,893,769 was transferred from Level 1 to Level 2 due to decrease in trading volume during the reporting period.
(f)	There were deminimis transfers under 1% of net assets from Level 2 to Level 1 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stock (a)			Total
Balance as of 9/30/17	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		– 0	–
Purchases		9,995,148			9,995,148
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 6/30/18		$9,995,148			$9,995,148

Net change in unrealized appreciation/depreciation from investments held as of 6/30/18	$	– 0	–	$	– 0	–

(a)	The Portfolio held securities with zero market value at period end.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine ended June 30, 2018 is as follows:

Fund	Market Value 9/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$68,749	$47,534	$21,215	$0

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

	Principal
	Amount
	(000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 21.4%
Financial Institutions - 10.9%
Banking - 9.6%
ABN AMRO Bank NV
4.75%, 7/28/25 (a)	U.S.$	1,171	$1,165,672
American Express Co.
2.65%, 12/02/22		17	16,340
American Express Credit Corp.
Series G
2.25%, 8/15/19		7	6,956
Banco Santander SA
3.25%, 4/04/26 (a)	EUR	400	483,782
3.50%, 4/11/22	U.S.$	5,600	5,462,016
5.179%, 11/19/25		8,200	8,241,738
Bank of America Corp.
2.881%, 4/24/23		8,455	8,222,149
4.45%, 3/03/26		819	820,065
5.00%, 5/13/21		10	10,443
Series DD
6.30%, 3/10/26 (b)		1,628	1,721,496
Series FF
5.875%, 3/15/28 (b)		550	538,406
Series L
3.95%, 4/21/25		12,425	12,167,430
Series Z
6.50%, 10/23/24 (b)		2,548	2,704,422
Banque Federative du Credit Mutuel SA
2.75%, 10/15/20 (a)		3,625	3,579,506
BB&T Corp.
2.625%, 6/29/20		3,100	3,067,605
BNP Paribas SA
2.375%, 5/21/20		2,500	2,462,925
3.80%, 1/10/24 (a)		2,928	2,862,706
Series E
2.25%, 1/11/27 (a)	EUR	3,037	3,542,956
BPCE SA
2.65%, 2/03/21	U.S.$	1,790	1,754,486
5.70%, 10/22/23 (a)		1,991	2,085,234
Capital One Financial Corp.
3.30%, 10/30/24		8,359	7,973,566
4.75%, 7/15/21		7	7,238
Citigroup, Inc.
3.875%, 3/26/25		6,580	6,381,745
4.044%, 6/01/24		13,285	13,365,906
4.50%, 1/14/22		11	11,329
Citizens Bank NA/Providence RI
2.25%, 3/02/20		2,370	2,330,634
Commonwealth Bank of Australia/New York NY
Series G
2.30%, 3/12/20		2,330	2,296,984
Compass Bank
2.875%, 6/29/22		8,460	8,172,783
5.50%, 4/01/20		14,784	15,223,824
Cooperatieve Rabobank UA
3.95%, 11/09/22		1,581	1,569,253
4.375%, 8/04/25		6,380	6,256,930

	Principal
	Amount
	(000)		U.S. $ Value
Cooperatieve Rabobank UA/NY
2.25%, 1/14/20	U.S.$	3,345	$3,302,686
Credit Agricole SA/London
2.75%, 6/10/20 (a)		2,200	2,175,448
3.25%, 10/04/24 (a)		1,287	1,211,427
3.375%, 1/10/22 (a)		576	565,315
4.125%, 1/10/27 (a)		2,272	2,199,682
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		7,155	7,075,293
4.55%, 4/17/26		5,635	5,632,239
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21		5,866	5,647,198
3.75%, 5/22/25		2,661	2,596,684
3.85%, 7/08/24		10,315	10,226,910
5.25%, 7/27/21		6	6,303
5.75%, 1/24/22		14	14,981
Series D
6.00%, 6/15/20		6,177	6,495,054
HSBC Bank USA NA
4.875%, 8/24/20		3,370	3,472,987
HSBC Holdings PLC
3.262%, 3/13/23		5,065	4,967,955
4.041%, 3/13/28		10,437	10,150,817
4.25%, 8/18/25		1,077	1,057,916
ING Bank NV
5.80%, 9/25/23 (a)		7,692	8,141,905
JPMorgan Chase & Co.
3.22%, 3/01/25		8,425	8,127,176
3.54%, 5/01/28		15,320	14,659,861
4.50%, 1/24/22		20	20,693
KeyBank NA/Cleveland OH
2.25%, 3/16/20		2,100	2,070,705
Lloyds Banking Group PLC
4.582%, 12/10/25		8,285	8,124,437
4.65%, 3/24/26		722	711,011
Manufacturers & Traders Trust Co.
2.625%, 1/25/21		4,600	4,526,676
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/01/26		801	797,420
Morgan Stanley
5.00%, 11/24/25		5,000	5,176,950
7.25%, 4/01/32		15	18,895
Series G
3.75%, 2/25/23		8	8,011
4.35%, 9/08/26		15,591	15,383,484
5.50%, 7/28/21		11	11,638
MUFG Bank Ltd.
2.30%, 3/05/20 (a)		1,400	1,378,860
National Australia Bank Ltd./New York
Series G
2.625%, 7/23/20		2,330	2,302,483
Nationwide Building Society
4.00%, 9/14/26 (a)		8,635	8,083,223
PNC Bank NA
2.60%, 7/21/20		272	268,728

	Principal
	Amount
	(000)		U.S. $ Value
PNC Financial Services Group, Inc. (The)
3.30%, 3/08/22	U.S.$	13	$12,950
5.125%, 2/08/20		5	5,159
Royal Bank of Scotland Group PLC
4.519%, 6/25/24		6,427	6,427,643
Santander Holdings USA, Inc.
4.40%, 7/13/27		8,385	8,023,271
Santander UK Group Holdings PLC
2.875%, 8/05/21		6,719	6,513,264
3.571%, 1/10/23		200	194,270
Santander UK PLC
5.00%, 11/07/23 (a)		5,085	5,168,902
UBS AG/Stamford CT
7.625%, 8/17/22		5,982	6,600,778
UBS Group Funding Switzerland AG
4.125%, 9/24/25 (a)		4,794	4,763,750
US Bancorp
Series J
5.30%, 4/15/27 (b)		3,485	3,472,105
Wells Fargo & Co.
3.069%, 1/24/23		6,527	6,342,873

			318,642,541

Finance - 0.2%
Synchrony Financial
3.95%, 12/01/27		8,455	7,807,093

Insurance - 0.7%
American International Group, Inc.
Series A-9
5.75%, 4/01/48		3,880	3,806,396
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (a)		6,601	6,510,302
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20		1,034	1,074,202
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		5,200	6,441,084
MetLife, Inc.
4.75%, 2/08/21		1,211	1,254,318
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		2,058	3,239,189
New York Life Global Funding
1.95%, 2/11/20 (a)		400	393,232
Prudential Financial, Inc.
4.50%, 11/15/20		15	15,451
XLIT Ltd.
6.25%, 5/15/27		5	5,666

			22,739,840

REITS - 0.4%
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23		202	197,912
Trust F/1401
5.25%, 1/30/26 (a)		2,412	2,357,730
Welltower, Inc.
4.00%, 6/01/25		10,111	9,925,766

			12,481,408

			361,670,882

	Principal
	Amount
	(000)		U.S. $ Value
Industrial - 9.4%
Basic - 1.0%
ArcelorMittal
6.125%, 6/01/25	U.S.$	3,018	$3,251,955
Dow Chemical Co. (The)
3.00%, 11/15/22		6	5,845
7.375%, 11/01/29		700	873,873
Eastman Chemical Co.
3.80%, 3/15/25		2,282	2,259,043
Glencore Funding LLC
4.125%, 5/30/23 (a)		2,622	2,615,681
Mexichem SAB de CV
4.875%, 9/19/22 (a)		1,519	1,536,089
Minsur SA
6.25%, 2/07/24 (a)		3,473	3,633,626
Mosaic Co. (The)
5.625%, 11/15/43		2,042	2,054,477
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (a)		4,581	4,426,391
Vale Overseas Ltd.
6.25%, 8/10/26		9,060	9,830,417
Yamana Gold, Inc.
4.95%, 7/15/24		3,776	3,772,375

			34,259,772

Capital Goods - 0.2%
Boeing Co. (The)
1.65%, 10/30/20		15	14,579
Caterpillar Financial Services Corp.
2.00%, 3/05/20		13	12,807
Embraer Netherlands Finance BV
5.40%, 2/01/27		4,960	5,133,600
Emerson Electric Co.
5.00%, 4/15/19		10	10,154
General Electric Co.
Series D
5.00%, 1/21/21 (b)		1,879	1,855,231
John Deere Capital Corp.
1.60%, 7/13/18		11	10,997
Lockheed Martin Corp.
1.85%, 11/23/18		8	7,977

			7,045,345

Communications - Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		2,455	2,479,034
Comcast Corp.
5.70%, 7/01/19		9	9,254

	Principal
	Amount
	(000)		U.S. $ Value
Cox Communications, Inc.
2.95%, 6/30/23 (a)	U.S.$	2,401	$2,279,029
Time Warner Cable LLC
4.00%, 9/01/21		18	18,047
4.125%, 2/15/21		9,385	9,446,472
4.50%, 9/15/42		2,370	1,960,559
8.75%, 2/14/19		10	10,335
Time Warner, Inc.
3.60%, 7/15/25		6,420	6,106,062
Warner Media LLC
4.875%, 3/15/20		3,550	3,642,123

			25,950,915

Communications - Telecommunications - 1.5%
AT&T, Inc.
3.40%, 5/15/25		22,024	20,679,435
3.875%, 8/15/21		7	7,073
4.125%, 2/17/26		6,376	6,225,718
5.80%, 2/15/19		50	50,861
Crown Castle Towers LLC
4.883%, 8/15/20 (a)		2,897	2,963,312
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	1,130	891,717
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (a)	U.S.$	6,740	6,693,090
Verizon Communications, Inc.
4.862%, 8/21/46		4,993	4,675,495
Vodafone Group PLC
3.75%, 1/16/24		2,639	2,615,249
4.125%, 5/30/25		5,820	5,799,455

			50,601,405

Consumer Cyclical - Automotive - 0.8%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		4,755	4,712,110
3.664%, 9/08/24		6,294	6,026,190
5.875%, 8/02/21		4,933	5,228,684
General Motors Co.
3.50%, 10/02/18		3,880	3,887,294
General Motors Financial Co., Inc.
3.10%, 1/15/19		5,525	5,530,746
4.00%, 1/15/25		1,105	1,075,795
4.30%, 7/13/25		1,405	1,381,944

			27,842,763

Consumer Cyclical - Restaurants - 0.0%
McDonald’s Corp.
5.00%, 2/01/19		25	25,314

Consumer Cyclical - Retailers - 0.0%
Home Depot, Inc. (The)
2.00%, 6/15/19		5	4,970

Consumer Non-Cyclical - 1.7%
Bayer US Finance LLC
2.375%, 10/08/19 (a)		5,300	5,250,339

	Principal
	Amount
	(000)		U.S. $ Value
Becton Dickinson and Co.
3.734%, 12/15/24	U.S.$	1,826	$1,783,180
Biogen, Inc.
4.05%, 9/15/25		7,188	7,220,274
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		62	65,106
Celgene Corp.
2.875%, 8/15/20		7	6,943
Coca-Cola Co. (The)
1.375%, 5/30/19		5	4,949
CVS Health Corp.
2.25%, 8/12/19		8	7,939
4.10%, 3/25/25		4,035	4,014,744
4.30%, 3/25/28		4,035	3,979,559
Danone SA
1.691%, 10/30/19 (a)		3,300	3,243,504
Laboratory Corp. of America Holdings
2.625%, 2/01/20		8	7,937
Medtronic, Inc.
3.50%, 3/15/25		9,065	8,958,668
Mylan NV
3.125%, 11/22/28 (a)	EUR	4,695	5,751,973
Reynolds American, Inc.
6.875%, 5/01/20	U.S.$	1,300	1,379,885
Sigma Alimentos SA de CV
4.125%, 5/02/26 (a)		378	353,903
Tyson Foods, Inc.
2.65%, 8/15/19		1,788	1,780,920
3.95%, 8/15/24		5,908	5,896,657
4.50%, 6/15/22		7	7,201
Zimmer Biomet Holdings, Inc.
2.70%, 4/01/20		3,400	3,368,074
Zoetis, Inc.
3.45%, 11/13/20		2,422	2,429,096

			55,510,851

Energy - 1.5%
Cenovus Energy, Inc.
3.00%, 8/15/22		350	335,024
5.70%, 10/15/19		1,637	1,679,202
Encana Corp.
3.90%, 11/15/21		3,815	3,841,705
Energy Transfer Partners LP
4.65%, 6/01/21		6	6,153
6.70%, 7/01/18		3,915	3,915,000
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		1,196	1,206,573
Enterprise Products Operating LLC
3.35%, 3/15/23		11	10,845
5.20%, 9/01/20		2,133	2,220,432
Hess Corp.
4.30%, 4/01/27		5,930	5,720,967
Kinder Morgan Energy Partners LP
3.45%, 2/15/23		7	6,747
4.15%, 2/01/24		10,000	9,972,100

	Principal
	Amount
	(000)		U.S. $ Value
Marathon Petroleum Corp.
5.125%, 3/01/21	U.S.$	6	$6,252
National Oilwell Varco, Inc.
2.60%, 12/01/22		14	13,337
Noble Energy, Inc.
3.90%, 11/15/24		4,729	4,662,558
4.15%, 12/15/21		2,244	2,279,949
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		6,155	5,836,786
Sabine Pass Liquefaction LLC
5.00%, 3/15/27		4,443	4,534,215
Williams Partners LP
3.35%, 8/15/22		7	6,854
4.125%, 11/15/20		4,549	4,608,501

			50,863,200

Other Industrial - 0.1%
Alfa SAB de CV
5.25%, 3/25/24 (a)		3,311	3,323,416

Services - 0.5%
Expedia Group, Inc.
3.80%, 2/15/28		5,946	5,459,617
S&P Global, Inc.
4.40%, 2/15/26		6,121	6,283,207
Total System Services, Inc.
3.75%, 6/01/23		1,035	1,025,292
4.00%, 6/01/23		2,747	2,757,411

			15,525,527

Technology - 1.1%
Arrow Electronics, Inc.
3.50%, 4/01/22		8	7,897
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24		1,666	1,612,621
3.875%, 1/15/27		3,605	3,414,728
Dell International LLC/EMC Corp.
5.45%, 6/15/23 (a)		4,390	4,593,784
6.02%, 6/15/26 (a)		4,615	4,849,534
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (a)		5,868	5,793,065
Intel Corp.
2.45%, 7/29/20		5	4,967
KLA-Tencor Corp.
4.65%, 11/01/24		6,404	6,623,145
Lam Research Corp.
2.80%, 6/15/21		2,639	2,592,976
Motorola Solutions, Inc.
7.50%, 5/15/25		178	209,266
Oracle Corp.
2.25%, 10/08/19		12	11,930
Seagate HDD Cayman
4.75%, 1/01/25		3,629	3,481,300
VMware, Inc.
2.95%, 8/21/22		2,650	2,541,694

			35,736,907

	Principal
	Amount
	(000)		U.S. $ Value
Transportation - Services - 0.2%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (a)	U.S.$	4,975	$4,881,719

			311,572,104

Utility - 1.1%
Electric - 1.1%
Abu Dhabi National Energy Co. PJSC
4.375%, 4/23/25 (a)		7,810	7,733,384
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		6,585	8,129,841
Dominion Energy, Inc.
Series C
2.00%, 8/15/21		2	1,914
Duke Energy Carolinas LLC
3.90%, 6/15/21		4	4,082
Duke Energy Corp.
1.80%, 9/01/21		6	5,738
Enel Chile SA
4.875%, 6/12/28		4,545	4,570,179
Exelon Generation Co. LLC
2.95%, 1/15/20		4,261	4,245,107
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (a)		7,000	7,192,500
Southern Co. (The)
2.35%, 7/01/21		6	5,836
TECO Finance, Inc.
5.15%, 3/15/20		3,625	3,730,161

			35,618,742

Total Corporates - Investment Grade (cost $715,005,892)			708,861,728

MORTGAGE PASS-THROUGHS - 21.3%
Agency ARMs - 0.0%
Federal Home Loan Mortgage Corp.
Series 2006
3.909% (LIBOR 1 Year + 2.16%), 12/01/36 (c)		1	700
Series 2007
4.114% (LIBOR 1 Year + 2.10%), 3/01/37 (c)		1	1,179

			1,879

Agency Fixed Rate 15-Year - 1.7%
Federal National Mortgage Association
Series 2012
2.50%, 4/01/27		36	35,116
Series 2016
2.50%, 2/01/31-1/01/32		51,402	50,048,723
Series 2017
2.50%, 1/01/32-2/01/32		7,205	7,015,138

			57,098,977

	Principal
	Amount
	(000)			U.S. $ Value
Agency Fixed Rate 30-Year - 19.6%
Federal Home Loan Mortgage Corp. Gold
Series 2003
5.00%, 8/01/33	U.S.$	2		$1,697
Series 2007
5.50%, 7/01/35		1,245		1,350,980
Series 2016
4.00%, 2/01/46		13,540		13,933,200
Series 2017
4.00%, 7/01/44		11,144		11,460,860
Federal National Mortgage Association
Series 2001
6.50%, 8/01/31		3		3,020
Series 2002
6.50%, 9/01/32		0	**	236
Series 2003
5.50%, 4/01/33-11/01/33		3,946		4,288,167
Series 2004
5.50%, 4/01/34-11/01/34		3,416		3,720,970
6.50%, 8/01/34		3		3,303
Series 2005
5.50%, 2/01/35		3,131		3,409,263
Series 2006
5.50%, 4/01/36		581		633,158
Series 2007
5.50%, 9/01/36		1,289		1,405,022
Series 2008
6.00%, 3/01/37		8		8,805
Series 2010
4.00%, 12/01/40		6,797		6,995,661
Series 2013
4.00%, 10/01/43		21,654		22,237,476
Series 2015
3.00%, 5/01/45-8/01/45		27,682		26,942,205
Series 2017
3.50%, 9/01/47-1/01/48		46,620		46,422,091
Series 2018
3.50%, 2/01/48-4/01/48		225,511		224,542,195
4.00%, 7/01/48, TBA		77,045		78,549,781
4.50%, 7/25/48, TBA		180,390		187,831,087
Government National Mortgage Association
Series 1996
8.50%, 11/15/26		0	**	253
Series 2016
3.00%, 4/20/46-12/20/46		13,934		13,679,027

				647,418,457

Other Agency Fixed Rate Programs - 0.0%
Federal National Mortgage Association
Series 2009
4.50%, 7/01/29-10/01/29		854		892,964

Total Mortgage Pass-Throughs (cost $710,106,394)				705,412,277

	Principal
	Amount
	(000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 13.1%
Singapore - 0.5%
Singapore Government Bond
2.75%, 3/01/46	SGD	24,230	$17,285,296

United States - 12.6%
U.S. Treasury Bonds
2.25%, 8/15/46	U.S.$	5,000	4,303,125
2.50%, 5/15/46		3,046	2,766,149
2.75%, 11/15/47		6,536	6,232,689
2.875%, 11/15/46		4,910	4,806,430
3.00%, 5/15/45		23,139	23,211,309
3.375%, 5/15/44		5,710	6,112,733
3.75%, 11/15/43		10,205	11,593,837
4.50%, 2/15/36		4,048	4,948,191
4.75%, 2/15/37		3,340	4,231,884
U.S. Treasury Notes
0.75%, 8/15/19		299	293,581
1.125%, 1/31/19 (d)		53,228	52,895,325
1.125%, 2/28/19		49,987	49,619,412
1.375%, 1/31/21-4/30/21		115	111,285
1.625%, 11/30/20-4/30/23		49,116	46,741,765
1.75%, 11/30/21 (d)		26,965	26,168,690
1.875%, 1/31/22 (d)		20,770	20,205,316
2.00%, 8/15/25		3,895	3,689,904
2.125%, 8/15/21-12/31/22		14,965	14,594,541
2.25%, 2/15/27		17,451	16,654,893
2.375%, 8/15/24 (d)		22,206	21,678,510
2.50%, 8/15/23		195	192,715
3.50%, 5/15/20		80,832	82,233,930
3.75%, 11/15/18		12,947	13,023,873

			416,310,087

Total Governments - Treasuries (cost $436,571,768)			433,595,383

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.3%
Non-Agency Fixed Rate CMBS - 7.5%
BHMS Commercial Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)		9,720	9,721,865
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.544%, 11/15/50		8,525	8,335,693
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class A4
3.283%, 5/10/58		3,655	3,537,776
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (a)		11,325	11,304,731
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class A5
3.137%, 2/10/48		7,490	7,297,135
Series 2015-GC35, Class A4
3.818%, 11/10/48		3,530	3,571,700

	Principal Amount (000)		U.S. $ Value
Series 2016-C1, Class A4
3.209%, 5/10/49	U.S.$	12,141	$11,799,639
Series 2016-GC36, Class A5
3.616%, 2/10/49		3,982	3,974,875
Series 2018-B2, Class A4
4.009%, 3/10/51		5,890	5,997,770
Commercial Mortgage Trust
Series 2012-CR3, Class E
4.914%, 10/15/45 (a)(e)		3,938	3,333,699
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		3,028	2,928,144
Series 2015-CR24, Class A5
3.696%, 8/10/48		3,925	3,933,387
Series 2015-DC1, Class A5
3.35%, 2/10/48		6,250	6,178,235
Series 2015-PC1, Class A5
3.902%, 7/10/50		7,135	7,208,832
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4
3.504%, 6/15/57		3,451	3,419,092
Series 2015-C3, Class A4
3.718%, 8/15/48		6,101	6,104,226
Series 2015-C4, Class A4
3.808%, 11/15/48		7,715	7,777,005
Series 2016-C5, Class XA
1.188%, 11/15/48 (f)		40,829	2,089,297
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (a)		10,857	10,808,191
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.059%, 4/10/31 (a)		504	485,446
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		6,804	6,776,613
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM
5.372%, 5/15/47 (e)		1,246	1,253,850
Series 2011-C5, Class D
5.585%, 8/15/46 (a)(e)		1,285	1,260,534
Series 2012-C6, Class E
5.312%, 5/15/45 (a)(e)		3,967	3,483,146
Series 2014-C20, Class A5
3.805%, 7/15/47		9,950	10,075,164
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class D
4.717%, 8/15/46 (a)(e)		2,527	2,267,310
Series 2015-C30, Class A5
3.822%, 7/15/48		3,820	3,867,434
Series 2015-C31, Class A3
3.801%, 8/15/48		9,802	9,905,445
Series 2015-C32, Class C
4.817%, 11/15/48 (e)		5,623	5,576,240
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39 (e)		2,115	1,602,361

	Principal Amount (000)		U.S. $ Value
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (a)	U.S.$	416	$413,876
Series 2015-3, Class A2
2.729%, 4/20/48 (a)		5,145	5,089,233
Series 2016-4, Class A2
2.579%, 3/10/49 (a)		6,295	6,080,840
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56 (e)		3,478	3,418,538
Series 2016-UB12, Class A4
3.596%, 12/15/49		6,180	6,113,916
UBS Commercial Mortgage Trust
Series 2018-C10, Class A4
4.313%, 5/15/51		7,900	8,196,816
Series 2018-C8, Class A4
3.983%, 2/15/51		6,400	6,484,911
Series 2018-C9, Class A4
4.117%, 3/15/51		10,270	10,509,017
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45		9,507	9,307,974
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C
4.618%, 9/15/48 (e)		5,778	5,646,321
Series 2018-C43, Class A4
4.012%, 3/15/51		4,550	4,631,837
WF-RBS Commercial Mortgage Trust
Series 2013-C11, Class XA
1.365%, 3/15/45 (a)(f)		72,695	3,220,884
Series 2014-C20, Class A2
3.036%, 5/15/47		5,109	5,111,765
WFRBS Commercial Mortgage Trust
Series 2014-C19, Class A5
4.101%, 3/15/47		1,600	1,652,541
Series 2014-C21, Class A5
3.678%, 8/15/47		6,200	6,254,469

			248,007,773

Non-Agency Floating Rate CMBS - 1.8%
Ashford Hospitality Trust, Inc.
Series 2018-ASHF, Class A
2.973% (LIBOR 1 Month + 0.90%), 4/15/35 (a)(c)		4,466	4,456,596
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
3.073% (LIBOR 1 Month + 1.00%), 11/15/33 (a)(c)(e)		10,570	10,667,615
Braemar Hotels & Resorts Trust
Series 2018-PRME, Class A
2.893% (LIBOR 1 Month + 0.82%), 6/15/35 (a)(c)		4,000	3,999,994

	Principal Amount (000)		U.S. $ Value
BX Trust
Series 2017-IMC, Class A
3.123% (LIBOR 1 Month + 1.05%), 10/15/32 (a)(c)	U.S.$	8,330	$8,336,826
Series 2018-GW, Class A
2.873% (LIBOR 1 Month + 0.80%), 5/15/35 (a)(c)		1,500	1,498,168
Credit Suisse Mortgage Trust
Series 2016-MFF, Class D
6.673% (LIBOR 1 Month + 4.60%), 11/15/33 (a)(c)(e)		2,270	2,292,672
Great Wolf Trust
Series 2017-WOLF, Class A
3.073% (LIBOR 1 Month + 0.85%), 9/15/34 (a)(c)		5,685	5,685,153
H/2 Asset Funding NRE
Series 2015-1A, Class AFL
3.748% (LIBOR 1 Month + 1.65%), 6/24/49 (c)(e)(g)		1,628	1,627,883
JP Morgan Chase Commercial Mortgage
Securities Trust
Series 2015-SGP, Class A
3.773% (LIBOR 1 Month + 1.70%), 7/15/36 (a)(c)		5,337	5,356,849
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class SNMA
3.996% (LIBOR 1 Month + 1.95%), 11/15/26 (a)(c)		2,639	2,634,883
RETL
Series 2018-RVP, Class A
3.173% (LIBOR 1 Month + 1.10%), 3/15/33 (a)(c)		2,735	2,746,385
Starwood Retail Property Trust
Series 2014-STAR, Class A
3.293% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(c)		10,230	10,240,142

			59,543,166

Total Commercial Mortgage-Backed Securities (cost $314,604,501)			307,550,939

ASSET-BACKED SECURITIES - 8.8%
Autos - Fixed Rate - 4.7%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19		675	674,375
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class A2A
1.69%, 12/18/20		2,545	2,533,836
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (a)		16,846	16,850,796
Series 2016-1A, Class A
2.99%, 6/20/22 (a)		3,918	3,879,294

	Principal Amount (000)		U.S. $ Value
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19	U.S.$	199	$199,252
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20		2,595	2,583,031
CPS Auto Receivables Trust
Series 2016-C, Class E
8.39%, 9/15/23 (a)		4,440	4,790,296
CPS Auto Trust
Series 2017-A, Class A
1.68%, 8/17/20 (a)		950	947,976
Drive Auto Receivables Trust
Series 2017-3, Class B
2.30%, 5/17/21		4,270	4,258,733
DT Auto Owner Trust
Series 2017-3A, Class A
1.73%, 8/17/20 (a)		1,329	1,325,848
Series 2018-1A, Class A
2.59%, 5/17/21 (a)		6,529	6,519,200
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (a)		3,040	3,233,848
Series 2016-3A, Class A
1.84%, 11/16/20 (a)		568	566,942
Series 2017-2A, Class A
2.11%, 6/15/21 (a)		1,956	1,950,941
Series 2018-2A, Class A
2.79%, 7/15/21 (a)		6,994	6,992,348
First Investors Auto Owner Trust
Series 2016-2A, Class A1
1.53%, 11/16/20 (a)		506	505,120
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (a)		3,030	3,244,502
Series 2016-4, Class A2
1.96%, 2/16/21 (a)		3,415	3,406,432
Series 2016-4, Class D
3.89%, 11/15/22 (a)		3,395	3,394,193
Series 2017-1, Class A
1.93%, 12/15/21 (a)		2,251	2,243,696
Series 2017-3, Class A
1.88%, 10/15/21 (a)		3,614	3,589,499
Series 2017-4, Class A
2.07%, 4/15/22 (a)		2,963	2,939,953
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (a)		14,327	14,218,249
Series 2016-1, Class A
2.31%, 8/15/27 (a)		1,899	1,860,560
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1
1.98%, 1/15/22		9,202	9,076,974

	Principal Amount (000)		U.S. $ Value
Series 2016-1, Class A1
1.76%, 2/15/21	U.S.$	4,164	$4,109,629
Series 2017-1, Class A1
2.07%, 5/15/22		5,045	4,956,004
Harley-Davidson Motorcycle Trust
Series 2015-1, Class A3
1.41%, 6/15/20		893	891,888
Hertz Vehicle Financing II LP
Series 2015-1A, Class B
3.52%, 3/25/21 (a)		3,692	3,674,661
Series 2015-2A, Class A
2.02%, 9/25/19 (a)		4,800	4,792,159
Series 2015-2A, Class C
3.95%, 9/25/19 (a)		3,400	3,396,269
Series 2016-1A, Class A
2.32%, 3/25/20 (a)		6,809	6,779,646
Series 2017-1A, Class A
2.96%, 10/25/21 (a)		6,830	6,745,409
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		7,022	7,015,361
Series 2018-2A, Class A
Zero Coupon%, 6/27/22 (a)		4,175	4,174,568
Santander Drive Auto Receivables Trust
Series 2017-3, Class A2
1.67%, 6/15/20		1,965	1,961,785
Westlake Automobile Receivables Trust
Series 2016-3A, Class E
5.69%, 10/16/23 (a)		4,725	4,845,812
Series 2018-1A, Class A1
1.75%, 2/15/19 (a)		184	183,703

			155,312,788

Credit Cards - Fixed Rate - 2.0%
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22		10,316	10,260,604
Series 2015-4, Class A
1.72%, 8/16/21		6,192	6,177,730
Capital One Multi-Asset Execution Trust
Series 2015-A5, Class A5
1.60%, 5/17/21		7,831	7,828,374
GE Capital Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		12,000	11,981,213
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A
1.74%, 9/15/21		9,015	9,001,687
World Financial Network Credit Card Master Trust
Series 2016-B, Class A
1.44%, 6/15/22		6,744	6,735,460
Series 2017-B, Class A
1.98%, 6/15/23		6,400	6,337,791
Series 2018-A, Class A
3.07%, 12/16/24		8,300	8,263,636

			66,586,495

	Principal Amount (000)		U.S. $ Value
Other ABS - Fixed Rate - 1.8%
CLUB Credit Trust
Series 2017-P2, Class A
2.61%, 1/15/24 (a)(e)	U.S.$	4,685	$4,667,587
CNH Equipment Trust
Series 2014-B, Class A4
1.61%, 5/17/21		2,157	2,156,292
Series 2015-A, Class A4
1.85%, 4/15/21		6,392	6,366,718
Consumer Loan Underlying Bond Credit Trust
Series 2018-P1, Class A
3.39%, 7/15/25 (a)(e)		4,205	4,201,797
Marlette Funding Trust
Series 2016-1A, Class A
3.06%, 1/17/23 (a)(e)		132	131,913
Series 2017-1A, Class A
2.827%, 3/15/24 (a)(e)		1,214	1,213,229
Series 2017-2A, Class A
2.39%, 7/15/24 (a)(e)		2,446	2,440,528
Series 2017-3A, Class A
2.36%, 12/15/24 (a)(e)		1,917	1,909,622
Series 2017-3A, Class B
3.01%, 12/15/24 (a)(e)		1,725	1,713,490
Series 2018-1A, Class A
2.61%, 3/15/28 (a)(e)		4,205	4,193,155
Prosper Marketplace Issuance Trust
Series 2017-2A, Class B
3.48%, 9/15/23 (a)(e)		1,500	1,498,267
SBA Tower Trust
Series 2015-1A,Class C
3.156%, 10/08/20 (a)(e)		7,996	7,931,592
SoFi Consumer Loan Program LLC
Series 2016-3, Class A
3.05%, 12/26/25 (a)(e)		1,162	1,158,888
Series 2017-1, Class A
3.28%, 1/26/26 (a)(e)		2,778	2,775,415
Series 2017-2, Class A
3.28%, 2/25/26 (a)(e)		2,745	2,742,873
Series 2017-5, Class A2
2.78%, 9/25/26 (a)(e)		5,740	5,648,399
Series 2017-6, Class A2
2.82%, 11/25/26 (a)(e)		6,740	6,685,092

			57,434,857

Autos - Floating Rate - 0.3%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
2.573% (LIBOR 1 Month + 0.50%), 7/15/20 (a)(c)		10,554	10,554,544

	Principal Amount (000)		U.S. $ Value
Home Equity Loans - Floating Rate - 0.0%
Asset Backed Funding Certificates Trust
Series 2003-WF1, Class A2
3.216% (LIBOR 1 Month + 1.13%), 12/25/32 (c)(e)	U.S.$	695	$697,545
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
Series 2004-1, Class 1A
2.391% (LIBOR 1 Month + 0.30%), 4/25/34 (c)(e)		5	5,315

			702,860

Total Asset-Backed Securities (cost $291,012,898)			290,591,544

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.4%
Risk Share Floating Rate - 3.5%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2B
8.591% (LIBOR 1 Month + 6.50%), 4/25/26 (c)(g)		1,030	1,043,024
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
6.341% (LIBOR 1 Month + 4.25%), 11/25/23 (c)		10,298	11,445,863
Series 2014-DN3, Class M3
6.091% (LIBOR 1 Month + 4.00%), 8/25/24 (c)		8,325	9,111,702
Series 2014-DN4, Class M3
6.641% (LIBOR 1 Month + 4.55%), 10/25/24 (c)		2,013	2,232,833
Series 2014-HQ3, Class M3
6.841% (LIBOR 1 Month + 4.75%), 10/25/24 (c)		4,135	4,592,855
Series 2015-DNA2, Class M2
4.691% (LIBOR 1 Month + 2.60%), 12/25/27 (c)		3,964	4,047,139
Series 2015-HQA1, Class M2
4.741% (LIBOR 1 Month + 2.65%), 3/25/28 (c)		4,216	4,293,903
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M2
5.091% (LIBOR 1 Month + 3.00%), 7/25/24 (c)		2,477	2,655,054
Series 2014-C04, Class 2M2
7.091% (LIBOR 1 Month + 5.00%), 11/25/24 (c)		3,196	3,601,848
Series 2015-C01, Class 1M2
6.391% (LIBOR 1 Month + 4.30%), 2/25/25 (c)		2,921	3,226,503
Series 2015-C01, Class 2M2
6.641% (LIBOR 1 Month + 4.55%), 2/25/25 (c)		2,739	2,966,344

	Principal Amount (000)		U.S. $ Value
Series 2015-C02, Class 2M2
6.091% (LIBOR 1 Month + 4.00%), 5/25/25 (c)	U.S.$	2,801	$3,027,656
Series 2015-C03, Class 1M2
7.091% (LIBOR 1 Month + 5.00%), 7/25/25 (c)		5,303	6,019,882
Series 2015-C03, Class 2M2
7.091% (LIBOR 1 Month + 5.00%), 7/25/25 (c)		5,415	6,003,190
Series 2015-C04, Class 1M2
7.791% (LIBOR 1 Month + 5.70%), 4/25/28 (c)		1,752	2,038,834
Series 2015-C04, Class 2M2
7.641% (LIBOR 1 Month + 5.55%), 4/25/28 (c)		5,407	6,120,678
Series 2016-C01, Class 1M2
8.841% (LIBOR 1 Month + 6.75%), 8/25/28 (c)		6,033	7,318,448
Series 2016-C01, Class 2M2
9.041% (LIBOR 1 Month + 6.95%), 8/25/28 (c)		4,597	5,512,312
Series 2016-C02, Class 1M2
8.091% (LIBOR 1 Month + 6.00%), 9/25/28 (c)		4,864	5,753,189
Series 2016-C03, Class 2M2
7.991% (LIBOR 1 Month + 5.90%), 10/25/28 (c)		9,428	10,993,781
Series 2016-C05, Class 2M2
6.541% (LIBOR 1 Month + 4.45%), 1/25/29 (c)		6,550	7,290,164
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
6.341% (LIBOR 1 Month + 4.25%), 11/25/24 (c)(g)		926	1,007,347
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
7.341% (LIBOR 1 Month + 5.25%), 11/25/25 (c)(g)		3,865	4,349,591
Series 2015-WF1, Class 2M2
7.591% (LIBOR 1 Month + 5.50%), 11/25/25 (c)(g)		1,148	1,340,445

			115,992,585

Agency Floating Rate - 1.1%
Federal Home Loan Mortgage Corp. REMICs
Series 4416, Class BS
4.027% (6.10% - LIBOR 1 Month), 12/15/44 (c)(h)		21,519	3,371,932
Series 4585, Class DS
3.927% (6.00% - LIBOR 1 Month), 5/15/46 (c)(h)		10,757	1,846,658
Series 4693, Class SL
4.077% (6.15% - LIBOR 1 Month), 6/15/47 (c)(h)		7,038	1,187,628

	Principal Amount (000)		U.S. $ Value
Federal National Mortgage Association REMICs
Series 2011-131, Class ST
4.449% (6.54% - LIBOR 1 Month), 12/25/41 (c)(h)	U.S.$	11,054	$1,963,267
Series 2012-70, Class SA
4.459% (6.55% - LIBOR 1 Month), 7/25/42 (c)(h)		19,826	3,564,154
Series 2014-17, Class SA
3.959% (6.05% - LIBOR 1 Month), 4/25/44 (c)(h)		19,033	2,911,606
Series 2015-26, Class SH
4.359% (6.45% - LIBOR 1 Month), 5/25/45 (c)(h)		16,095	2,713,658
Series 2016-106, Class ES
3.909% (6.00% - LIBOR 1 Month), 1/25/47 (c)(h)		9,346	1,530,086
Series 2017-16, Class SG
3.959% (6.05% - LIBOR 1 Month), 3/25/47 (c)(h)		19,122	3,151,660
Series 2017-62, Class AS
4.059% (6.15% - LIBOR 1 Month), 8/25/47 (c)(h)		12,142	2,000,276
Series 2017-81, Class SA
4.109% (6.20% - LIBOR 1 Month), 10/25/47 (c)(h)		18,404	3,084,785
Series 2017-97, Class SW
4.109% (6.20% - LIBOR 1 Month), 12/25/47 (c)(h)		14,419	2,601,294
Government National Mortgage Association
Series 2017-122, Class SA
4.116% (6.20% - LIBOR 1 Month), 8/20/47 (c)(h)		14,203	2,542,706
Series 2017-134, Class MS
4.116% (6.20% - LIBOR 1 Month), 9/20/47 (c)(h)		13,766	2,552,525
Series 2017-43, Class ST
4.016% (6.10% - LIBOR 1 Month), 3/20/47 (c)(h)		18,977	3,069,886

			38,092,121

Non-Agency Fixed Rate - 0.4%
Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35		634	608,766
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		1,707	1,484,682
Series 2006-24CB, Class A16
5.75%, 6/25/36		3,520	2,990,332
Series 2006-28CB, Class A14
6.25%, 10/25/36		2,254	1,870,501
Series 2006-J1, Class 1A13
5.50%, 2/25/36		1,105	1,002,447

	Principal Amount (000)		U.S. $ Value
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
3.853%, 5/25/35	U.S.$	1,621	$1,632,822
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-13, Class 1A19
6.25%, 9/25/36		1,182	984,129
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		2,653	2,203,744
Wells Fargo Mortgage Backed Securities Trust
Series 2007-8, Class 2A5
5.75%, 7/25/37		759	750,994

			13,528,417

Non-Agency Floating Rate - 0.2%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
2.281% (LIBOR 1 Month + 0.19%), 12/25/36 (c)		6,076	3,634,451
HomeBanc Mortgage Trust
Series 2005-1, Class A1
2.341% (LIBOR 1 Month + 0.25%), 3/25/35 (c)		2,080	1,830,674

			5,465,125

Agency Fixed Rate - 0.2%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
2.583%, 5/28/35 (e)		1,605	1,498,805
Federal National Mortgage Association REMICs
Series 2015-30, Class EI
5.00%, 5/25/45 (f)		18,133	3,612,335

			5,111,140

Total Collateralized Mortgage Obligations (cost $169,301,960)			178,189,388

INFLATION-LINKED SECURITIES - 4.9%
Japan - 1.0%
Japanese Government CPI Linked Bond
Series 22
0.10%, 3/10/27	JPY	3,545,117	33,877,698

United States - 3.9%
U.S. Treasury Inflation Index
0.125%, 4/15/19-4/15/20 (TIPS)	U.S.$	79,823	79,275,925
0.375%, 7/15/25 (TIPS)		51,062	50,160,055

			129,435,980

Total Inflation-Linked Securities (cost $164,816,646)			163,313,678

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 3.6%
Industrial - 2.3%
Basic - 0.2%
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)	U.S.$	3,570	$3,569,357
SPCM SA
4.875%, 9/15/25 (a)		3,120	2,980,037

			6,549,394

Communications - Media - 0.2%
Altice France SA/France
5.375%, 5/15/22 (a)	EUR	712	854,339
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 3/01/23 (a)	U.S.$	4,420	4,160,546
CSC Holdings LLC
6.75%, 11/15/21		1,340	1,403,824
Ziggo BV
5.50%, 1/15/27 (a)		1,732	1,619,386

			8,038,095

Communications - Telecommunications - 0.3%
Sprint Capital Corp.
6.90%, 5/01/19		10,125	10,323,450

Consumer Cyclical - Automotive - 0.0%
Adient Global Holdings Ltd.
4.875%, 8/15/26 (a)		964	867,793

Consumer Cyclical - Other - 0.5%
International Game Technology PLC
6.25%, 2/15/22 (a)		3,615	3,703,604
6.50%, 2/15/25 (a)		4,910	5,071,293
KB Home
4.75%, 5/15/19		3,146	3,161,698
PulteGroup, Inc.
5.00%, 1/15/27		3,439	3,270,111

			15,206,706

Consumer Non-Cyclical - 0.1%
Spectrum Brands, Inc.
5.75%, 7/15/25		4,532	4,476,211

Energy - 0.7%
Antero Resources Corp.
5.125%, 12/01/22		869	870,425
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		3,212	2,279,717
Nabors Industries, Inc.
5.50%, 1/15/23		6,604	6,377,615
PDC Energy, Inc.
5.75%, 5/15/26 (a)		4,354	4,328,921

	Principal Amount (000)		U.S. $ Value
Range Resources Corp.
5.00%, 8/15/22	U.S.$	3,398	$3,371,597
SM Energy Co.
6.50%, 1/01/23		359	364,087
Sunoco LP/Sunoco Finance Corp.
4.875%, 1/15/23 (a)		4,048	3,885,554

			21,477,916

Technology - 0.2%
Western Digital Corp.
4.75%, 2/15/26		5,367	5,213,880

Transportation - Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (a)		2,909	2,663,393

			74,816,838

Financial Institutions - 1.2%
Banking - 1.1%
Banco Bilbao Vizcaya Argentaria SA
6.125%, 11/16/27 (b)(i)		2,200	1,954,282
Barclays Bank PLC
6.86%, 6/15/32 (a)(b)		1,250	1,403,813
Barclays PLC
5.20%, 5/12/26		2,266	2,226,413
CIT Group, Inc.
5.25%, 3/07/25		3,376	3,419,483
Citigroup, Inc.
5.95%, 1/30/23 (b)		2,569	2,611,080
Credit Suisse Group AG
7.50%, 12/11/23 (a)(b)		1,557	1,607,945
ING Groep NV
6.875%, 4/16/22 (a)(b)		217	221,357
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)		6,204	5,621,382
7.75%, 1/11/27 (a)(b)	EUR	1,031	1,300,322
Series E
3.928%, 9/15/26 (a)		954	1,129,534
Lloyds Banking Group PLC
7.50%, 6/27/24 (b)	U.S.$	3,515	3,568,006
Royal Bank of Scotland Group PLC
2.006% (EURIBOR 3 Month + 2.33%), 9/30/18 (a)(b)(c)	EUR	300	345,085
8.625%, 8/15/21 (b)	U.S.$	3,756	3,993,191
Series U
4.654% (LIBOR 3 Month + 2.32%), 9/30/27 (b)(c)		2,900	2,785,218
Standard Chartered PLC
3.869% (LIBOR 3 Month + 1.51%), 1/30/27 (a)(b)(c)		300	261,696
7.50%, 4/02/22 (a)(b)		1,882	1,928,882
7.75%, 4/02/23 (a) (b)		822	844,663

			35,222,352

	Principal Amount (000)		U.S. $ Value
Finance - 0.1%
Navient Corp.
6.625%, 7/26/21	U.S.$	4,130	$4,271,411
7.25%, 1/25/22		875	916,195

			5,187,606

			40,409,958

Utility - 0.1%
Electric - 0.1%
AES Corp./VA
4.00%, 3/15/21		3,334	3,321,698

Total Corporates - Non-Investment Grade (cost $120,174,378)			118,548,494

AGENCIES - 2.3%
Agency Debentures - 2.3%
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20 (cost $75,492,150)		81,666	77,014,305

EMERGING MARKETS - CORPORATE BONDS - 0.8%
Industrial - 0.7%
Capital Goods - 0.1%
Cemex SAB de CV
5.70%, 1/11/25 (a)		2,180	2,153,568
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)		4,673	1,596,501
7.125%, 6/26/42 (a)		1,770	626,779

			4,376,848

Communications - Telecommunications - 0.1%
MTN Mauritius Investment Ltd.
5.373%, 2/13/22 (a)		2,300	2,265,500

Consumer Non-Cyclical - 0.2%
BRF GmbH
4.35%, 9/29/26 (a)		600	496,500
BRF SA
3.95%, 5/22/23 (a)		462	403,095
Minerva Luxembourg SA
5.875%, 1/19/28 (a)		380	330,600
6.50%, 9/20/26 (a)		1,148	1,049,329
Natura Cosmeticos SA
5.375%, 2/01/23 (a)		3,318	3,173,485

			5,453,009

Energy - 0.2%
Petrobras Global Finance BV
5.75%, 2/01/29		5,050	4,433,445
6.125%, 1/17/22		77	78,425
6.25%, 3/17/24		3,825	3,787,706

			8,299,576

	Principal Amount (000)		U.S. $ Value
Transportation - Services - 0.1%
Rumo Luxembourg SARL
5.875%, 1/18/25 (a)	U.S.$	3,438	$3,153,746

			23,548,679

Utility - 0.1%
Electric - 0.1%
Genneia SA
8.75%, 1/20/22 (a)		2,335	2,262,031
Terraform Global Operating LLC
6.125%, 3/01/26 (a)		1,352	1,340,157

			3,602,188

Total Emerging Markets - Corporate Bonds (cost $31,839,169)			27,150,867

EMERGING MARKETS - TREASURIES - 0.6%
Argentina - 0.1%
Argentina POM Politica Monetaria
Series POM
32.223% (ARPP7DRR), 6/21/20 (c)	ARS	58,000	2,047,654

Brazil - 0.5%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/27	BRL	82,490	19,454,033

Total Emerging Markets - Treasuries (cost $24,324,411)			21,501,687

GOVERNMENTS - SOVEREIGN BONDS - 0.5%
Mexico - 0.2%
Mexico Government International Bond
3.60%, 1/30/25	U.S.$	5,218	5,041,892

Qatar - 0.1%
Qatar Government International Bond
3.875%, 4/23/23 (a)		3,414	3,411,515

Saudi Arabia - 0.2%
Saudi Government International Bond
4.00%, 4/17/25 (a)		8,199	8,165,876

Total Governments - Sovereign Bonds (cost $16,645,406)			16,619,283

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.4%
United States - 0.4%
State of California
Series 2010
7.625%, 3/01/40 (cost $8,649,830)		8,520	12,565,637

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 13.1%
Singapore - 0.5%
Singapore Government Bond
2.75%, 3/01/46	SGD	24,230	$17,285,296

United States - 12.6%
U.S. Treasury Bonds
2.25%, 8/15/46	U.S.$	5,000	4,303,125
2.50%, 5/15/46		3,046	2,766,149
2.75%, 11/15/47		6,536	6,232,689
2.875%, 11/15/46		4,910	4,806,430
3.00%, 5/15/45		23,139	23,211,309
3.375%, 5/15/44		5,710	6,112,733
3.75%, 11/15/43		10,205	11,593,837
4.50%, 2/15/36		4,048	4,948,191
4.75%, 2/15/37		3,340	4,231,884
U.S. Treasury Notes
0.75%, 8/15/19		299	293,581
1.125%, 1/31/19 (d)		53,228	52,895,325
1.125%, 2/28/19		49,987	49,619,412
1.375%, 1/31/21-4/30/21		115	111,285
1.625%, 11/30/20-4/30/23		49,116	46,741,765
1.75%, 11/30/21 (d)		26,965	26,168,690
1.875%, 1/31/22 (d)		20,770	20,205,316
2.00%, 8/15/25		3,895	3,689,904
2.125%, 8/15/21-12/31/22		14,965	14,594,541
2.25%, 2/15/27		17,451	16,654,893
2.375%, 8/15/24 (d)		22,206	21,678,510
2.50%, 8/15/23		195	192,715
3.50%, 5/15/20		80,832	82,233,930
3.75%, 11/15/18		12,947	13,023,873

			416,310,087

Total Governments - Treasuries (cost $436,571,768)			433,595,383

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.3%
Non-Agency Fixed Rate CMBS - 7.5%
BHMS Commercial Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)		9,720	9,721,865
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.544%, 11/15/50		8,525	8,335,693
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class A4
3.283%, 5/10/58		3,655	3,537,776
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (a)		11,325	11,304,731
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class A5
3.137%, 2/10/48		7,490	7,297,135
Series 2015-GC35, Class A4
3.818%, 11/10/48		3,530	3,571,700

	Principal Amount (000)		U.S. $ Value
Series 2016-C1, Class A4
3.209%, 5/10/49	U.S.$	12,141	$11,799,639
Series 2016-GC36, Class A5
3.616%, 2/10/49		3,982	3,974,875
Series 2018-B2, Class A4
4.009%, 3/10/51		5,890	5,997,770
Commercial Mortgage Trust
Series 2012-CR3, Class E
4.914%, 10/15/45 (a)(e)		3,938	3,333,699
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		3,028	2,928,144
Series 2015-CR24, Class A5
3.696%, 8/10/48		3,925	3,933,387
Series 2015-DC1, Class A5
3.35%, 2/10/48		6,250	6,178,235
Series 2015-PC1, Class A5
3.902%, 7/10/50		7,135	7,208,832
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4
3.504%, 6/15/57		3,451	3,419,092
Series 2015-C3, Class A4
3.718%, 8/15/48		6,101	6,104,226
Series 2015-C4, Class A4
3.808%, 11/15/48		7,715	7,777,005
Series 2016-C5, Class XA
1.188%, 11/15/48 (f)		40,829	2,089,297
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (a)		10,857	10,808,191
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.059%, 4/10/31 (a)		504	485,446
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		6,804	6,776,613
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM
5.372%, 5/15/47 (e)		1,246	1,253,850
Series 2011-C5, Class D
5.585%, 8/15/46 (a)(e)		1,285	1,260,534
Series 2012-C6, Class E
5.312%, 5/15/45 (a)(e)		3,967	3,483,146
Series 2014-C20, Class A5
3.805%, 7/15/47		9,950	10,075,164
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class D
4.717%, 8/15/46 (a)(e)		2,527	2,267,310
Series 2015-C30, Class A5
3.822%, 7/15/48		3,820	3,867,434
Series 2015-C31, Class A3
3.801%, 8/15/48		9,802	9,905,445
Series 2015-C32, Class C
4.817%, 11/15/48 (e)		5,623	5,576,240
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39 (e)		2,115	1,602,361

	Principal Amount (000)		U.S. $ Value
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (a)	U.S.$	416	$413,876
Series 2015-3, Class A2
2.729%, 4/20/48 (a)		5,145	5,089,233
Series 2016-4, Class A2
2.579%, 3/10/49 (a)		6,295	6,080,840
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56 (e)		3,478	3,418,538
Series 2016-UB12, Class A4
3.596%, 12/15/49		6,180	6,113,916
UBS Commercial Mortgage Trust
Series 2018-C10, Class A4
4.313%, 5/15/51		7,900	8,196,816
Series 2018-C8, Class A4
3.983%, 2/15/51		6,400	6,484,911
Series 2018-C9, Class A4
4.117%, 3/15/51		10,270	10,509,017
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45		9,507	9,307,974
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C
4.618%, 9/15/48 (e)		5,778	5,646,321
Series 2018-C43, Class A4
4.012%, 3/15/51		4,550	4,631,837
WF-RBS Commercial Mortgage Trust
Series 2013-C11, Class XA
1.365%, 3/15/45 (a)(f)		72,695	3,220,884
Series 2014-C20, Class A2
3.036%, 5/15/47		5,109	5,111,765
WFRBS Commercial Mortgage Trust
Series 2014-C19, Class A5
4.101%, 3/15/47		1,600	1,652,541
Series 2014-C21, Class A5
3.678%, 8/15/47		6,200	6,254,469

			248,007,773

Non-Agency Floating Rate CMBS - 1.8%
Ashford Hospitality Trust, Inc.
Series 2018-ASHF, Class A
2.973% (LIBOR 1 Month + 0.90%), 4/15/35 (a)(c)		4,466	4,456,596
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
3.073% (LIBOR 1 Month + 1.00%), 11/15/33 (a)(c)(e)		10,570	10,667,615
Braemar Hotels & Resorts Trust
Series 2018-PRME, Class A
2.893% (LIBOR 1 Month + 0.82%), 6/15/35 (a)(c)		4,000	3,999,994

	Principal Amount (000)		U.S. $ Value
BX Trust
Series 2017-IMC, Class A
3.123% (LIBOR 1 Month + 1.05%), 10/15/32 (a)(c)	U.S.$	8,330	$8,336,826
Series 2018-GW, Class A
2.873% (LIBOR 1 Month + 0.80%), 5/15/35 (a)(c)		1,500	1,498,168
Credit Suisse Mortgage Trust
Series 2016-MFF, Class D
6.673% (LIBOR 1 Month + 4.60%), 11/15/33 (a)(c)(e)		2,270	2,292,672
Great Wolf Trust
Series 2017-WOLF, Class A
3.073% (LIBOR 1 Month + 0.85%), 9/15/34 (a)(c)		5,685	5,685,153
H/2 Asset Funding NRE
Series 2015-1A, Class AFL
3.748% (LIBOR 1 Month + 1.65%), 6/24/49 (c)(e)(g)		1,628	1,627,883
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-SGP, Class A
3.773% (LIBOR 1 Month + 1.70%), 7/15/36 (a)(c)		5,337	5,356,849
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class SNMA
3.996% (LIBOR 1 Month + 1.95%), 11/15/26 (a)(c)		2,639	2,634,883
RETL
Series 2018-RVP, Class A
3.173% (LIBOR 1 Month + 1.10%), 3/15/33 (a)(c)		2,735	2,746,385
Starwood Retail Property Trust
Series 2014-STAR, Class A
3.293% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(c)		10,230	10,240,142

			59,543,166

Total Commercial Mortgage-Backed Securities (cost $314,604,501)			307,550,939

ASSET-BACKED SECURITIES - 8.8%
Autos - Fixed Rate - 4.7%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19		675	674,375
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class A2A
1.69%, 12/18/20		2,545	2,533,836
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (a)		16,846	16,850,796
Series 2016-1A, Class A
2.99%, 6/20/22 (a)		3,918	3,879,294

	Principal Amount (000)		U.S. $ Value
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19	U.S.$	199	$199,252
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20		2,595	2,583,031
CPS Auto Receivables Trust
Series 2016-C, Class E
8.39%, 9/15/23 (a)		4,440	4,790,296
CPS Auto Trust
Series 2017-A, Class A
1.68%, 8/17/20 (a)		950	947,976
Drive Auto Receivables Trust
Series 2017-3, Class B
2.30%, 5/17/21		4,270	4,258,733
DT Auto Owner Trust
Series 2017-3A, Class A
1.73%, 8/17/20 (a)		1,329	1,325,848
Series 2018-1A, Class A
2.59%, 5/17/21 (a)		6,529	6,519,200
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (a)		3,040	3,233,848
Series 2016-3A, Class A
1.84%, 11/16/20 (a)		568	566,942
Series 2017-2A, Class A
2.11%, 6/15/21 (a)		1,956	1,950,941
Series 2018-2A, Class A
2.79%, 7/15/21 (a)		6,994	6,992,348
First Investors Auto Owner Trust
Series 2016-2A, Class A1
1.53%, 11/16/20 (a)		506	505,120
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (a)		3,030	3,244,502
Series 2016-4, Class A2
1.96%, 2/16/21 (a)		3,415	3,406,432
Series 2016-4, Class D
3.89%, 11/15/22 (a)		3,395	3,394,193
Series 2017-1, Class A
1.93%, 12/15/21 (a)		2,251	2,243,696
Series 2017-3, Class A
1.88%, 10/15/21 (a)		3,614	3,589,499
Series 2017-4, Class A
2.07%, 4/15/22 (a)		2,963	2,939,953
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (a)		14,327	14,218,249
Series 2016-1, Class A
2.31%, 8/15/27 (a)		1,899	1,860,560
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1
1.98%, 1/15/22		9,202	9,076,974

	Principal Amount (000)		U.S. $ Value
Series 2016-1, Class A1
1.76%, 2/15/21	U.S.$	4,164	$4,109,629
Series 2017-1, Class A1
2.07%, 5/15/22		5,045	4,956,004
Harley-Davidson Motorcycle Trust
Series 2015-1, Class A3
1.41%, 6/15/20		893	891,888
Hertz Vehicle Financing II LP
Series 2015-1A, Class B
3.52%, 3/25/21 (a)		3,692	3,674,661
Series 2015-2A, Class A
2.02%, 9/25/19 (a)		4,800	4,792,159
Series 2015-2A, Class C
3.95%, 9/25/19 (a)		3,400	3,396,269
Series 2016-1A, Class A
2.32%, 3/25/20 (a)		6,809	6,779,646
Series 2017-1A, Class A
2.96%, 10/25/21 (a)		6,830	6,745,409
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		7,022	7,015,361
Series 2018-2A, Class A
Zero Coupon%, 6/27/22 (a)		4,175	4,174,568
Santander Drive Auto Receivables Trust
Series 2017-3, Class A2
1.67%, 6/15/20		1,965	1,961,785
Westlake Automobile Receivables Trust
Series 2016-3A, Class E
5.69%, 10/16/23 (a)		4,725	4,845,812
Series 2018-1A, Class A1
1.75%, 2/15/19 (a)		184	183,703

			155,312,788

Credit Cards - Fixed Rate - 2.0%
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22		10,316	10,260,604
Series 2015-4, Class A
1.72%, 8/16/21		6,192	6,177,730
Capital One Multi-Asset Execution Trust
Series 2015-A5, Class A5
1.60%, 5/17/21		7,831	7,828,374
GE Capital Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		12,000	11,981,213
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A
1.74%, 9/15/21		9,015	9,001,687
World Financial Network Credit Card Master Trust
Series 2016-B, Class A
1.44%, 6/15/22		6,744	6,735,460
Series 2017-B, Class A
1.98%, 6/15/23		6,400	6,337,791
Series 2018-A, Class A
3.07%, 12/16/24		8,300	8,263,636

			66,586,495

	Principal Amount (000)		U.S. $ Value
Other ABS - Fixed Rate - 1.8%
CLUB Credit Trust
Series 2017-P2, Class A
2.61%, 1/15/24 (a)(e)	U.S.$	4,685	$4,667,587
CNH Equipment Trust
Series 2014-B, Class A4
1.61%, 5/17/21		2,157	2,156,292
Series 2015-A, Class A4
1.85%, 4/15/21		6,392	6,366,718
Consumer Loan Underlying Bond Credit Trust
Series 2018-P1, Class A
3.39%, 7/15/25 (a)(e)		4,205	4,201,797
Marlette Funding Trust
Series 2016-1A, Class A
3.06%, 1/17/23 (a)(e)		132	131,913
Series 2017-1A, Class A
2.827%, 3/15/24(a)(e)		1,214	1,213,229
Series 2017-2A, Class A
2.39%, 7/15/24 (a)(e)		2,446	2,440,528
Series 2017-3A, Class A
2.36%, 12/15/24 (a)(e)		1,917	1,909,622
Series 2017-3A, Class B
3.01%, 12/15/24 (a)(e)		1,725	1,713,490
Series 2018-1A, Class A
2.61%, 3/15/28 (a)(e)		4,205	4,193,155
Prosper Marketplace Issuance Trust
Series 2017-2A, Class B
3.48%, 9/15/23 (a)(e)		1,500	1,498,267
SBA Tower Trust
Series 2015-1A,Class C
3.156%, 10/08/20 (a)(e)		7,996	7,931,592
SoFi Consumer Loan Program LLC
Series 2016-3, Class A
3.05%, 12/26/25 (a)(e)		1,162	1,158,888
Series 2017-1, Class A
3.28%, 1/26/26 (a)(e)		2,778	2,775,415
Series 2017-2, Class A
3.28%, 2/25/26 (a)(e)		2,745	2,742,873
Series 2017-5, Class A2
2.78%, 9/25/26 (a)(e)		5,740	5,648,399
Series 2017-6, Class A2
2.82%, 11/25/26 (a)(e)		6,740	6,685,092

			57,434,857

Autos - Floating Rate - 0.3%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
2.573% (LIBOR 1 Month + 0.50%), 7/15/20 (a)(c)		10,554	10,554,544

	Principal Amount (000)		U.S. $ Value
Home Equity Loans - Floating Rate - 0.0%
Asset Backed Funding Certificates Trust
Series 2003-WF1, Class A2
3.216% (LIBOR 1 Month + 1.13%), 12/25/32 (c)(e)	U.S.$	695	$697,545
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
Series 2004-1, Class 1A
2.391% (LIBOR 1 Month + 0.30%), 4/25/34 (c)(e)		5	5,315

			702,860

Total Asset-Backed Securities (cost $291,012,898)			290,591,544

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.4%
Risk Share Floating Rate - 3.5%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2B
8.591% (LIBOR 1 Month + 6.50%), 4/25/26 (c)(g)		1,030	1,043,024
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
6.341% (LIBOR 1 Month + 4.25%), 11/25/23 (c)		10,298	11,445,863
Series 2014-DN3, Class M3
6.091% (LIBOR 1 Month + 4.00%), 8/25/24 (c)		8,325	9,111,702
Series 2014-DN4, Class M3
6.641% (LIBOR 1 Month + 4.55%), 10/25/24 (c)		2,013	2,232,833
Series 2014-HQ3, Class M3
6.841% (LIBOR 1 Month + 4.75%), 10/25/24 (c)		4,135	4,592,855
Series 2015-DNA2, Class M2
4.691% (LIBOR 1 Month + 2.60%), 12/25/27 (c)		3,964	4,047,139
Series 2015-HQA1, Class M2
4.741% (LIBOR 1 Month + 2.65%), 3/25/28 (c)		4,216	4,293,903
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M2
5.091% (LIBOR 1 Month + 3.00%), 7/25/24 (c)		2,477	2,655,054
Series 2014-C04, Class 2M2
7.091% (LIBOR 1 Month + 5.00%), 11/25/24 (c)		3,196	3,601,848
Series 2015-C01, Class 1M2
6.391% (LIBOR 1 Month + 4.30%), 2/25/25 (c)		2,921	3,226,503
Series 2015-C01, Class 2M2
6.641% (LIBOR 1 Month + 4.55%), 2/25/25 (c)		2,739	2,966,344

	Principal Amount (000)		U.S. $ Value
Series 2015-C02, Class 2M2
6.091% (LIBOR 1 Month + 4.00%), 5/25/25 (c)	U.S.$	2,801	$3,027,656
Series 2015-C03, Class 1M2
7.091% (LIBOR 1 Month + 5.00%), 7/25/25 (c)		5,303	6,019,882
Series 2015-C03, Class 2M2
7.091% (LIBOR 1 Month + 5.00%), 7/25/25 (c)		5,415	6,003,190
Series 2015-C04, Class 1M2
7.791% (LIBOR 1 Month + 5.70%), 4/25/28 (c)		1,752	2,038,834
Series 2015-C04, Class 2M2
7.641% (LIBOR 1 Month + 5.55%), 4/25/28 (c)		5,407	6,120,678
Series 2016-C01, Class 1M2
8.841% (LIBOR 1 Month + 6.75%), 8/25/28 (c)		6,033	7,318,448
Series 2016-C01, Class 2M2
9.041% (LIBOR 1 Month + 6.95%), 8/25/28 (c)		4,597	5,512,312
Series 2016-C02, Class 1M2
8.091% (LIBOR 1 Month + 6.00%), 9/25/28 (c)		4,864	5,753,189
Series 2016-C03, Class 2M2
7.991% (LIBOR 1 Month + 5.90%), 10/25/28 (c)		9,428	10,993,781
Series 2016-C05, Class 2M2
6.541% (LIBOR 1 Month + 4.45%), 1/25/29 (c)		6,550	7,290,164
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
6.341% (LIBOR 1 Month + 4.25%), 11/25/24 (c)(g)		926	1,007,347
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
7.341% (LIBOR 1 Month + 5.25%), 11/25/25 (c)(g)		3,865	4,349,591
Series 2015-WF1, Class 2M2
7.591% (LIBOR 1 Month + 5.50%), 11/25/25 (c)(g)		1,148	1,340,445

			115,992,585

Agency Floating Rate - 1.1%
Federal Home Loan Mortgage Corp. REMICs
Series 4416, Class BS
4.027% (6.10% - LIBOR 1 Month), 12/15/44 (c)(h)		21,519	3,371,932
Series 4585, Class DS
3.927% (6.00% - LIBOR 1 Month), 5/15/46 (c)(h)		10,757	1,846,658
Series 4693, Class SL
4.077% (6.15% - LIBOR 1 Month), 6/15/47 (c)(h)		7,038	1,187,628

	Principal Amount (000)		U.S. $ Value
Federal National Mortgage Association REMICs
Series 2011-131, Class ST
4.449% (6.54% - LIBOR 1 Month), 12/25/41 (c)(h)	U.S.$	11,054	$1,963,267
Series 2012-70, Class SA
4.459% (6.55% - LIBOR 1 Month), 7/25/42 (c)(h)		19,826	3,564,154
Series 2014-17, Class SA
3.959% (6.05% - LIBOR 1 Month), 4/25/44 (c)(h)		19,033	2,911,606
Series 2015-26, Class SH
4.359% (6.45% - LIBOR 1 Month), 5/25/45 (c)(h)		16,095	2,713,658
Series 2016-106, Class ES
3.909% (6.00% - LIBOR 1 Month), 1/25/47 (c)(h)		9,346	1,530,086
Series 2017-16, Class SG
3.959% (6.05% - LIBOR 1 Month), 3/25/47 (c)(h)		19,122	3,151,660
Series 2017-62, Class AS
4.059% (6.15% - LIBOR 1 Month), 8/25/47 (c)(h)		12,142	2,000,276
Series 2017-81, Class SA
4.109% (6.20% - LIBOR 1 Month), 10/25/47 (c)(h)		18,404	3,084,785
Series 2017-97, Class SW
4.109% (6.20% - LIBOR 1 Month), 12/25/47 (c)(h)		14,419	2,601,294
Government National Mortgage Association
Series 2017-122, Class SA
4.116% (6.20% - LIBOR 1 Month), 8/20/47 (c)(h)		14,203	2,542,706
Series 2017-134, Class MS
4.116% (6.20% - LIBOR 1 Month), 9/20/47 (c)(h)		13,766	2,552,525
Series 2017-43, Class ST
4.016% (6.10% - LIBOR 1 Month), 3/20/47 (c)(h)		18,977	3,069,886

			38,092,121

Non-Agency Fixed Rate - 0.4%
Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35		634	608,766
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		1,707	1,484,682
Series 2006-24CB, Class A16
5.75%, 6/25/36		3,520	2,990,332
Series 2006-28CB, Class A14
6.25%, 10/25/36		2,254	1,870,501
Series 2006-J1, Class 1A13
5.50%, 2/25/36		1,105	1,002,447

	Principal Amount (000)		U.S. $ Value
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
3.853%, 5/25/35	U.S.$	1,621	$1,632,822
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-13, Class 1A19
6.25%, 9/25/36		1,182	984,129
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		2,653	2,203,744
Wells Fargo Mortgage Backed Securities Trust
Series 2007-8, Class 2A5
5.75%, 7/25/37		759	750,994

			13,528,417

Non-Agency Floating Rate - 0.2%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
2.281% (LIBOR 1 Month + 0.19%), 12/25/36 (c)		6,076	3,634,451
HomeBanc Mortgage Trust
Series 2005-1, Class A1
2.341% (LIBOR 1 Month + 0.25%), 3/25/35 (c)		2,080	1,830,674

			5,465,125

Agency Fixed Rate - 0.2%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
2.583%, 5/28/35 (e)		1,605	1,498,805
Federal National Mortgage Association REMICs
Series 2015-30, Class EI
5.00%, 5/25/45 (f)		18,133	3,612,335

			5,111,140

Total Collateralized Mortgage Obligations (cost $169,301,960)			178,189,388

INFLATION-LINKED SECURITIES - 4.9%
Japan - 1.0%
Japanese Government CPI Linked Bond
Series 22
0.10%, 3/10/27	JPY	3,545,117	33,877,698

United States - 3.9%
U.S. Treasury Inflation Index
0.125%, 4/15/19-4/15/20 (TIPS)	U.S.$	79,823	79,275,925
0.375%, 7/15/25 (TIPS)		51,062	50,160,055

			129,435,980

Total Inflation-Linked Securities (cost $164,816,646)			163,313,678

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 3.6%
Industrial - 2.3%
Basic - 0.2%
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)	U.S.$	3,570	$3,569,357
SPCM SA
4.875%, 9/15/25 (a)		3,120	2,980,037

			6,549,394

Communications - Media - 0.2%
Altice France SA/France
5.375%, 5/15/22 (a)	EUR	712	854,339
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 3/01/23 (a)	U.S.$	4,420	4,160,546
CSC Holdings LLC
6.75%, 11/15/21		1,340	1,403,824
Ziggo BV
5.50%, 1/15/27 (a)		1,732	1,619,386

			8,038,095

Communications - Telecommunications - 0.3%
Sprint Capital Corp.
6.90%, 5/01/19		10,125	10,323,450

Consumer Cyclical - Automotive - 0.0%
Adient Global Holdings Ltd.
4.875%, 8/15/26 (a)		964	867,793

Consumer Cyclical - Other - 0.5%
International Game Technology PLC
6.25%, 2/15/22 (a)		3,615	3,703,604
6.50%, 2/15/25 (a)		4,910	5,071,293
KB Home
4.75%, 5/15/19		3,146	3,161,698
PulteGroup, Inc.
5.00%, 1/15/27		3,439	3,270,111

			15,206,706

Consumer Non-Cyclical - 0.1%
Spectrum Brands, Inc.
5.75%, 7/15/25		4,532	4,476,211

Energy - 0.7%
Antero Resources Corp.
5.125%, 12/01/22		869	870,425
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		3,212	2,279,717
Nabors Industries, Inc.
5.50%, 1/15/23		6,604	6,377,615
PDC Energy, Inc.
5.75%, 5/15/26 (a)		4,354	4,328,921

	Principal Amount (000)		U.S. $ Value
Range Resources Corp.
5.00%, 8/15/22	U.S.$	3,398	$3,371,597
SM Energy Co.
6.50%, 1/01/23		359	364,087
Sunoco LP/Sunoco Finance Corp.
4.875%, 1/15/23 (a)		4,048	3,885,554

			21,477,916

Technology - 0.2%
Western Digital Corp.
4.75%, 2/15/26		5,367	5,213,880

Transportation - Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (a)		2,909	2,663,393

			74,816,838

Financial Institutions - 1.2%
Banking - 1.1%
Banco Bilbao Vizcaya Argentaria SA
6.125%, 11/16/27 (b)(i)		2,200	1,954,282
Barclays Bank PLC
6.86%, 6/15/32 (a)(b)		1,250	1,403,813
Barclays PLC
5.20%, 5/12/26		2,266	2,226,413
CIT Group, Inc.
5.25%, 3/07/25		3,376	3,419,483
Citigroup, Inc.
5.95%, 1/30/23 (b)		2,569	2,611,080
Credit Suisse Group AG
7.50%, 12/11/23 (a)(b)		1,557	1,607,945
ING Groep NV
6.875%, 4/16/22 (a)(b)		217	221,357
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)		6,204	5,621,382
7.75%, 1/11/27 (a)(b)	EUR	1,031	1,300,322
Series E
3.928%, 9/15/26 (a)		954	1,129,534
Lloyds Banking Group PLC
7.50%, 6/27/24 (b)	U.S.$	3,515	3,568,006
Royal Bank of Scotland Group PLC
2.006% (EURIBOR 3 Month + 2.33%), 9/30/18 (a)(b)(c)	EUR	300	345,085
8.625%, 8/15/21 (b)	U.S.$	3,756	3,993,191
Series U
4.654% (LIBOR 3 Month + 2.32%), 9/30/27 (b)(c)		2,900	2,785,218
Standard Chartered PLC
3.869% (LIBOR 3 Month + 1.51%), 1/30/27 (a)(b)(c)		300	261,696
7.50%, 4/02/22 (a)(b)		1,882	1,928,882
7.75%, 4/02/23 (a)(b)		822	844,663

			35,222,352

	Principal Amount (000)		U.S. $ Value
Finance - 0.1%
Navient Corp.
6.625%, 7/26/21	U.S.$	4,130	$4,271,411
7.25%, 1/25/22		875	916,195

			5,187,606

			40,409,958

Utility - 0.1%
Electric - 0.1%
AES Corp./VA
4.00%, 3/15/21		3,334	3,321,698

Total Corporates - Non-Investment Grade (cost $120,174,378)			118,548,494

AGENCIES - 2.3%
Agency Debentures - 2.3%
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20 (cost $75,492,150)		81,666	77,014,305

EMERGING MARKETS - CORPORATE BONDS - 0.8%
Industrial - 0.7%
Capital Goods - 0.1%
Cemex SAB de CV
5.70%, 1/11/25 (a)		2,180	2,153,568
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)		4,673	1,596,501
7.125%, 6/26/42 (a)		1,770	626,779

			4,376,848

Communications - Telecommunications - 0.1%
MTN Mauritius Investment Ltd.
5.373%, 2/13/22 (a)		2,300	2,265,500

Consumer Non-Cyclical - 0.2%
BRF GmbH
4.35%, 9/29/26 (a)		600	496,500
BRF SA
3.95%, 5/22/23 (a)		462	403,095
Minerva Luxembourg SA
5.875%, 1/19/28 (a)		380	330,600
6.50%, 9/20/26 (a)		1,148	1,049,329
Natura Cosmeticos SA
5.375%, 2/01/23 (a)		3,318	3,173,485

			5,453,009

Energy - 0.2%
Petrobras Global Finance BV
5.75%, 2/01/29		5,050	4,433,445
6.125%, 1/17/22		77	78,425
6.25%, 3/17/24		3,825	3,787,706

			8,299,576

	Principal Amount (000)		U.S. $ Value
Transportation - Services - 0.1%
Rumo Luxembourg SARL
5.875%, 1/18/25 (a)	U.S.$	3,438	$3,153,746

			23,548,679

Utility - 0.1%
Electric - 0.1%
Genneia SA
8.75%, 1/20/22 (a)		2,335	2,262,031
Terraform Global Operating LLC
6.125%, 3/01/26 (a)		1,352	1,340,157

			3,602,188

Total Emerging Markets - Corporate Bonds (cost $31,839,169)			27,150,867

EMERGING MARKETS - TREASURIES - 0.6%
Argentina - 0.1%
Argentina POM Politica Monetaria
Series POM
32.223% (ARPP7DRR), 6/21/20 (c)	ARS	58,000	2,047,654

Brazil - 0.5%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/27	BRL	82,490	19,454,033

Total Emerging Markets - Treasuries (cost $24,324,411)			21,501,687

GOVERNMENTS - SOVEREIGN BONDS - 0.5%
Mexico - 0.2%
Mexico Government International Bond
3.60%, 1/30/25	U.S.$	5,218	5,041,892

Qatar - 0.1%
Qatar Government International Bond
3.875%, 4/23/23 (a)		3,414	3,411,515

Saudi Arabia - 0.2%
Saudi Government International Bond
4.00%, 4/17/25 (a)		8,199	8,165,876

Total Governments - Sovereign Bonds (cost $16,645,406)			16,619,283

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.4%
United States - 0.4%
State of California
Series 2010
7.625%, 3/01/40 (cost $8,649,830)		8,520	12,565,637

	Principal Amount (000)		U.S. $ Value
QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
Indonesia - 0.2%
Perusahaan Listrik Negara PT
5.45%, 5/21/28 (a)	U.S.$	4,723	$4,781,896
6.15%, 5/21/48 (a)		1,919	1,939,226

			6,721,122

Mexico - 0.0%
Petroleos Mexicanos
4.625%, 9/21/23		597	585,657

Total Quasi-Sovereigns (cost $7,231,798)			7,306,779

	Shares
COMMON STOCKS - 0.1%
Financials - 0.1%
Insurance - 0.1%
Mt Logan Re Ltd. (Preference Shares) (e)(j) (cost $2,813,000)		2,813	2,774,545

	Principal Amount (000)
EMERGING MARKETS - SOVEREIGNS - 0.1%
Egypt - 0.1%
Egypt Government International Bond
6.125%, 1/31/22 (a) (cost $2,046,000)		2,046	2,007,637

	Notional Amount
OPTIONS PURCHASED - PUTS - 0.0%
Swaptions - 0.0%
IRS Swaption
Expiration: Jul 2018; Contracts: 177,285,000;
Exercise Rate:2.96%;
Counterparty: Morgan Stanley Capital Services LLC (k)
(premiums paid $583,348)	USD	177,285,000	57,949

SHORT-TERM INVESTMENTS - 18.1%
Governments - Treasuries - 12.5%
Japan - 12.5%
Japan Treasury Discount Bill
Series 743
Zero Coupon, 9/10/18	JPY	10,888,700	98,378,133

	Principal Amount (000)		U.S. $ Value
Series 748
Zero Coupon, 7/02/18	JPY	17,634,800	$159,281,037
Series 760
Zero Coupon, 8/27/18		17,523,550	158,311,816

Total Governments - Treasuries (cost $425,386,249)			415,970,986

Agency Discount Note - 4.3%
Federal Home Loan Bank Discount Notes
Zero Coupon, 8/10/18-9/21/18 (cost $141,699,114)	U.S.$	142,170	141,699,114

U.S. Treasury Bills - 1.3%
U.S. Treasury Bill
Zero Coupon, 7/05/18 (cost $44,335,180)		44,341	44,335,180

Total Short-Term Investments (cost $611,420,543)			602,005,280

Total Investments - 110.9% (cost $3,702,640,092) (l)			3,675,067,400
Other assets less liabilities - (10.9)%			(360,561,413)

Net Assets - 100.0%			$3,314,505,987

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at June 30, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	732	September 2018	USD	146,400	$154,981,939	$155,058,188	$76,249
U.S. T-Note 5 Yr (CBT) Futures	1,881	September 2018	USD	188,100	213,178,990	213,713,931	534,941
U.S. Ultra Bond (CBT) Futures	1,512	September 2018	USD	151,200	232,128,948	241,258,500	9,129,552
Sold Contracts
Euro-BOBL Futures	263	September 2018	EUR	26,300	40,379,023	40,593,558	(214,535)
Japan 10 Yr Bond (OSE) Futures	122	September 2018	JPY	12,200,000	165,999,591	166,214,876	(215,285)
U.S. T-Note 10 Yr (CBT) Futures	44	September 2018	USD	4,400	5,265,501	5,288,250	(22,749)

							$9,288,173

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	NZD	27,541	USD	19,283	8/09/18	$628,505
Australia and New Zealand Banking Group Ltd.	SGD	6,509	USD	4,885	8/16/18	103,380
Bank of America, NA	BRL	33,482	USD	8,730	7/03/18	91,019
Bank of America, NA	USD	8,684	BRL	33,482	7/03/18	(44,698)
Bank of America, NA	EUR	26,404	USD	30,900	7/18/18	31,881
Bank of America, NA	USD	4,708	EUR	3,994	7/18/18	(39,387)
Barclays Bank PLC	BRL	51,107	USD	13,684	7/03/18	497,650
Barclays Bank PLC	USD	13,255	BRL	51,107	7/03/18	(68,227)
Barclays Bank PLC	TWD	302,601	USD	10,220	9/13/18	245,877
BNP Paribas SA	ARS	75,418	USD	2,923	7/05/18	320,880
BNP Paribas SA	USD	14,625	EUR	12,341	7/18/18	(197,253)
BNP Paribas SA	GBP	10,303	USD	13,826	8/03/18	209,430
Citibank, NA	USD	9,598	PLN	34,075	7/19/18	(498,374)
Citibank, NA	KRW	6,090,167	USD	5,660	7/26/18	188,749
Citibank, NA	USD	10,207	KRW	10,853,249	7/26/18	(456,624)
Citibank, NA	USD	2,795	GBP	2,107	8/03/18	(10,086)
Citibank, NA	USD	9,619	MXN	199,626	8/07/18	378,253
Citibank, NA	USD	6,310	INR	428,736	8/09/18	(78,975)
Goldman Sachs Bank USA	USD	13,402	MYR	52,565	7/12/18	(378,619)
HSBC Bank USA	JPY	32,342,067	USD	293,509	7/18/18	1,100,029
HSBC Bank USA	INR	425,322	USD	6,244	8/09/18	62,430
HSBC Bank USA	TWD	82,358	USD	2,787	9/13/18	71,993
Morgan Stanley & Co., Inc.	BRL	84,589	USD	21,938	7/03/18	112,924
Morgan Stanley & Co., Inc.	USD	22,408	BRL	84,589	7/03/18	(582,489)
Morgan Stanley & Co., Inc.	BRL	84,589	USD	22,345	8/02/18	596,839
Royal Bank of Scotland PLC	EUR	5,735	USD	6,697	7/18/18	(8,388)
Royal Bank of Scotland PLC	PLN	34,108	USD	9,375	7/19/18	267,263
Standard Chartered Bank	KRW	4,785,131	USD	4,421	7/26/18	122,041
Standard Chartered Bank	AUD	19,225	USD	14,629	8/09/18	399,853
Standard Chartered Bank	USD	1,923	AUD	2,547	8/09/18	(37,712)
Standard Chartered Bank	SGD	23,357	USD	17,434	8/16/18	276,976
Standard Chartered Bank	USD	1,467	CAD	1,901	8/30/18	(19,008)
State Street Bank & Trust Co.	MYR	52,565	USD	13,095	7/12/18	72,458
State Street Bank & Trust Co.	USD	13,039	MYR	52,565	11/29/18	(82,891)

						$3,275,699

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counterparty	Strike Rate	Expiration Date	Notional Amount (000)		Premiums Received	Market Value
Put
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Morgan Stanley Capital Services LLC	2.82%	7/06/18	USD	425,850	$457,455	$(152,361)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	(1.00)%	Quarterly	0.67%	USD	50,370	$(775,204)	$(855,207)	$80,003

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation/ (Depreciation)
EUR	183,780	4/10/20	-0.147%	6 Month EURIBOR	Annual/Semi-Annual	$(251,724)	$(3,671)		$(248,053)
EUR	68,040	4/11/20	-0.148%	6 Month EURIBOR	Annual/Semi-Annual	(92,432)	(1,652)		(90,780)
EUR	226,430	6/11/20	-0.115%	6 Month EURIBOR	Annual/Semi-Annual	(351,205)	4,250		(355,455)
AUD	259,450	6/21/20	2.118%	3 Month BBSW	Quarterly/Quarterly	(186,698)	– 0	–	(186,698)
NOK	2,958,020	6/22/20	6 Month NIBOR	1.378%	Semi-Annual/Annual	(379,979)	– 0	–	(379,979)
USD	9,015	11/08/26	1.657%	3 Month LIBOR	Semi-Annual/Quarterly	853,889	– 0	–	853,889
SEK	284,090	3/31/22	3 Month STIBOR	0.341%	Quarterly/Annual	244,072	132		243,940
NZD	58,020	3/31/22	3 Month BKBM	2.936%	Quarterly/Semi-Annual	910,845	– 0	–	910,845

						$746,768	$(941)		$747,709

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Sprint Communications, Inc., 7.000%, 08/15/20, 6/20/19*	(5.00)%	Quarterly	0.64%	USD	4,718	$(206,786)	$(56,077)	$(150,709)
Sprint Communications, Inc., 7.000%, 08/15/20, 6/20/19*	(5.00)	Quarterly	0.64	USD	5,407	(236,984)	(66,637)	(170,347)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.51	USD	208	69	2,629	(2,560)
Credit Suisse International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.51	USD	19,805	6,546	248,557	(242,011)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.51	USD	182	61	1,665	(1,604)
Deutsche Bank AG
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.51	USD	2,519	832	34,084	(33,252)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.51	USD	24,563	8,119	260,759	(252,640)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.51	USD	7,369	2,436	77,559	(75,123)
Goldman Sachs International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.51	USD	2,757	912	37,000	(36,088)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.51	USD	1,604	531	15,258	(14,727)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.51	USD	2,970	981	38,797	(37,816)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.51	USD	5,939	1,963	77,582	(75,619)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	1,870	(193,140)	(256,455)	63,315
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	1,955	(201,919)	(274,478)	72,559
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	1,813	(187,253)	(287,807)	100,554

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.94%	USD	305	$(31,502)	$(50,801)	$19,299
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	2,038	(210,321)	(314,071)	103,750
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	2,160	(223,092)	(133,023)	(90,069)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	6,266	(647,173)	(525,443)	(121,730)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	1,375	(142,014)	(115,302)	(26,712)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	1,776	(183,431)	(152,094)	(31,337)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	3,438	(355,088)	(339,193)	(15,895)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	5,023	(518,793)	(336,013)	(182,780)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	8,500	(877,908)	(607,705)	(270,203)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	2,204	(227,453)	(338,109)	110,656
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.14	USD	7,805	(39,199)	(157,881)	118,682
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	4,586	(473,658)	(340,218)	(133,440)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	1,496	(154,512)	(194,933)	40,421
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	4,853	(501,234)	(412,774)	(88,460)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	345	(35,633)	(41,819)	6,186
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	1,727	(178,370)	(225,033)	46,663

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.94%	USD	3,315	$(342,384)	$(392,101)	$49,717
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	3,315	(342,385)	(391,948)	49,563
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	2,455	(253,561)	(273,489)	19,928
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/63*	3.00	Monthly	5.94	USD	640	(66,101)	(78,170)	12,069
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	5,342	(551,740)	(636,049)	84,309
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	2,418	(249,739)	(340,290)	90,551
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	1,647	(170,108)	(181,450)	11,342
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	1,982	(204,707)	(315,052)	110,345
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	1,687	(174,239)	(285,123)	110,884
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	2,355	(243,233)	(403,751)	160,518
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	148	(15,273)	(23,244)	7,971
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	1,997	(206,256)	(145,618)	(60,638)

						$(8,622,739)	$(7,898,261)	$(724,478)

*	Termination date

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG
AUD/JPY 1/14/20*	11.12%	Maturity	AUD	427	$110,846	$	– 0	–	$110,846
AUD/JPY 3/03/20*	12.75	Maturity	AUD	217	(37,060)		– 0	–	(37,060)
Goldman Sachs Bank USA
AUD/JPY 3/10/20*	12.90	Maturity	AUD	98	(20,466)		– 0	–	(20,466)
AUD/JPY 3/11/20*	12.80	Maturity	AUD	118	(20,590)		– 0	–	(20,590)

					$32,730	$	– 0	–	$32,730

*	Termination date

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate market value of these securities amounted to $539,614,054 or 16.3% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2018.
(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	IO - Interest Only.
(g)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.28% of net assets as of June 30, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
8.591%, 4/25/26	4/29/16	$1,029,676	$1,043,024	0.03%
H/2 Asset Funding NRE Series 2015-1A, Class AFL
3.748%, 6/24/49	6/19/15	1,627,883	1,627,883	0.05%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2
6.341%, 11/25/24	11/06/15	915,726	1,007,347	0.03%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
7.341%, 11/25/25	9/28/15	3,865,216	4,349,591	0.13%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
7.591%, 11/25/25	9/28/15	1,142,601	1,340,445	0.04%

(h)	Inverse interest only security.
(i)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(j)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares)	12/30/14	$2,813,000	$2,774,545	0.08%

(k)	Non-income producing security.
(l)

As of June 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $51,544,029 and gross unrealized depreciation of investments was $(66,111,791), resulting in net unrealized depreciation of $(14,567,762).

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
ARPP7DRR	-	Argentina Central Bank 7-Day Repo Reference Rate
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
EURIBOR	-	Euro Interbank Offered Rate
LIBOR	-	London Interbank Offered Rates
NIBOR	-	Norwegian Interbank Offered Rate
OSE	-	Osaka Securities Exchange
PJSC	-	Public Joint Stock Company
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
STIBOR	-	Stockholm Interbank Offered Rate
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Portfolio

June 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2018:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$708,861,728		$	– 0	–	$708,861,728
Mortgage Pass-Throughs		– 0	–	705,412,277			– 0	–	705,412,277
Governments - Treasuries		– 0	–	433,595,383			– 0	–	433,595,383
Commercial Mortgage-Backed Securities		– 0	–	265,120,770			42,430,169		307,550,939
Asset-Backed Securities		– 0	–	240,976,837			49,614,707		290,591,544
Collateralized Mortgage Obligations		– 0	–	176,690,583			1,498,805		178,189,388
Inflation-Linked Securities		– 0	–	163,313,678			– 0	–	163,313,678
Corporates - Non-Investment Grade		– 0	–	118,548,494			– 0	–	118,548,494
Agencies		– 0	–	77,014,305			– 0	–	77,014,305
Emerging Markets - Corporate Bonds		– 0	–	27,150,867			– 0	–	27,150,867
Emerging Markets - Treasuries		– 0	–	21,501,687			– 0	–	21,501,687
Governments - Sovereign Bonds		– 0	–	16,619,283			– 0	–	16,619,283
Local Governments - US Municipal Bonds		– 0	–	12,565,637			– 0	–	12,565,637
Quasi-Sovereigns		– 0	–	7,306,779			– 0	–	7,306,779
Common Stocks		– 0	–	– 0	–		2,774,545		2,774,545
Emerging Markets - Sovereigns		– 0	–	2,007,637			– 0	–	2,007,637
Options Purchased - Puts		– 0	–	57,949			– 0	–	57,949
Short-Term Investments:
Governments - Treasuries		– 0	–	415,970,986			– 0	–	415,970,986
Agency Discount Notes		– 0	–	141,699,114			– 0	–	141,699,114
U.S. Treasury Bills		– 0	–	44,335,180			– 0	–	44,335,180

Total Investments in Securities		– 0	–	3,578,749,174			96,318,226		3,675,067,400
Other Financial Instruments (a):
Assets:
Futures		9,740,742		– 0	–		– 0	–	9,740,742
Forward Currency Exchange Contracts		– 0	–	5,778,430			– 0	–	5,778,430
Centrally Cleared Interest Rate Swaps		– 0	–	2,008,806			– 0	–	2,008,806
Credit Default Swaps		– 0	–	22,450			– 0	–	22,450
Variance Swaps		– 0	–	110,846			– 0	–	110,846
Liabilities:
Futures		(452,569)		– 0	–		– 0	–	(452,569)
Forward Currency Exchange Contracts		– 0	–	(2,502,731)			– 0	–	(2,502,731)
Interest Rate Swaptions		– 0	–	(152,361)			– 0	–	(152,361)
Centrally Cleared Credit Default Swaps		– 0	–	(775,204)			– 0	–	(775,204)
Centrally Cleared Interest Rate Swaps		– 0	–	(1,262,038)			– 0	–	(1,262,038)
Credit Default Swaps		– 0	–	(8,645,189)			– 0	–	(8,645,189)
Variance Swaps		– 0	–	(78,116)			– 0	–	(78,116)

Total (b)		$9,288,173		$3,573,254,067			$96,318,226		$3,678,860,466

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage-Backed Securities		Asset-Backed Securities		Collateralized Mortgage Obligations
Balance as of 9/30/17	$41,870,514		$35,784,826		$6,068,447
Accrued discounts/(premiums)	22,541		176		– 0	–
Realized gain (loss)	(305,710)		(506)		– 0	–
Change in unrealized appreciation/depreciation	233,550		(447,405)		4,980
Purchases/Payups	10,570,000		27,937,613		– 0	–
Sales/Paydowns	(9,960,726)		(13,659,997)		– 0	–
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	(4,574,622)

Balance as of 6/30/18	$42,430,169		$49,614,707		$1,498,805

Net change in unrealized appreciation/depreciation from investments held as of 6/30/18	$(104,531)		$(447,405)		$4,980

	Common Stocks		Total
Balance as of 9/30/17	$2,919,144		$86,642,931
Accrued discounts/(premiums)	– 0	–	22,717
Realized gain (loss)	– 0	–	(306,216)
Change in unrealized appreciation/depreciation	(144,599)		(353,474)
Purchases/Payups	– 0	–	38,507,613
Sales/Paydowns	– 0	–	(23,620,723)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(4,574,622	)(a)

Balance as of 6/30/18	$2,774,545		$96,318,226

Net change in unrealized appreciation/depreciation from investments held as of 6/30/18	$(144,599)		$(691,555)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at June 30, 2018. Securities priced by i) brokers or ii) third party vendors, which approximates fair value, are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/18	Valuation Technique	Unobservable Input	Input
Common Stocks	$2,774,545	Market Approach	NAV Equivalent	$986.33/ N/A

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in NAV equivalent in isolation would be expected to result in a significantly higher (lower) fair value measurement.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

Portfolio of Investments

June 30, 2018 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 34.5%
United States - 34.5%
U.S. Treasury Notes
0.875%, 9/15/19	U.S.$	3,150	$3,092,119
1.375%, 7/31/19-10/31/20		12,010	11,796,545
1.375%, 1/31/21 (a)		12,439	12,058,056
1.50%, 8/15/20-3/31/23		1,197	1,140,469
1.625%, 12/31/19-8/15/22		15,037	14,813,779
1.75%, 10/31/20		3,164	3,104,675
2.25%, 2/29/20		2,219	2,209,639
2.375%, 4/15/21		14,135	14,046,656
3.125%, 5/15/19		1,319	1,327,656
3.50%, 5/15/20		10,806	10,993,417
3.625%, 2/15/21		2,150	2,204,758

Total Governments - Treasuries (cost $77,276,833)			76,787,769

CORPORATES - INVESTMENT GRADE - 20.2%
Financial Institutions - 13.1%
Banking - 12.7%
ABN AMRO Bank NV
2.50%, 10/30/18 (b)		1,249	1,248,438
American Express Credit Corp.
2.125%, 3/18/19		684	681,476
Banco Santander SA
3.50%, 4/11/22		200	195,072
Bank of Montreal
1.35%, 8/28/18		1,109	1,107,237
Banque Federative du Credit Mutuel SA
2.75%, 10/15/20 (b)		235	232,051
BB&T Corp.
2.25%, 2/01/19		834	831,590
BNP Paribas SA
2.375%, 5/21/20		925	911,282
Capital One NA
1.85%, 9/13/19		1,000	985,450
Citigroup, Inc.
2.05%, 6/07/19		717	711,422
3.142%, 1/24/23		650	637,338
Cooperatieve Rabobank UA/NY
2.25%, 1/14/20		250	246,838
Danske Bank A/S
1.65%, 9/06/19 (b)		1,000	984,830
Deutsche Bank AG
Series G
2.85%, 5/10/19		717	711,307
Goldman Sachs Group, Inc. (The)
3.522% (LIBOR 3 Month + 1.16%), 4/23/20 (c)		730	740,037
Huntington National Bank (The)
2.20%, 11/06/18		940	938,797
2.375%, 3/10/20		650	639,905
ING Bank NV
2.50%, 10/01/19 (b)		1,000	992,741
ING Groep NV
3.15%, 3/29/22		589	577,750

	Principal Amount (000)		U.S. $ Value
JPMorgan Chase & Co.
2.295%, 8/15/21	U.S.$	474	$458,737
Manufacturers & Traders Trust Co.
2.30%, 1/30/19		950	947,834
Morgan Stanley
5.625%, 9/23/19		740	762,496
Nordea Bank AB
2.375%, 4/04/19 (b)		975	972,504
PNC Bank NA
1.80%, 11/05/18		940	937,518
2.612% (LIBOR 3 Month + 0.25%), 1/22/21 (c)		875	874,545
Royal Bank of Canada
Series G
1.80%, 7/30/18		825	824,629
Santander UK Group Holdings PLC
2.875%, 8/05/21		800	775,504
3.571%, 1/10/23		559	542,985
Sumitomo Mitsui Banking Corp.
1.966%, 1/11/19		1,039	1,034,657
Svenska Handelsbanken AB
1.50%, 9/06/19		995	978,264
US Bank NA/Cincinnati OH
1.40%, 4/26/19		870	861,022
2.839% (LIBOR 3 Month + 0.48%), 10/28/19 (c)		714	717,120
Wells Fargo & Co.
2.125%, 4/22/19		1,190	1,183,169
3.069%, 1/24/23		554	538,372
Westpac Banking Corp.
1.60%, 8/19/19		292	287,865
1.65%, 5/13/19		1,150	1,138,764
2.65%, 1/25/21		1,002	987,621

			28,197,167

Insurance - 0.4%
Pricoa Global Funding I
1.45%, 9/13/19 (b)		834	819,955
Principal Life Global Funding II
1.50%, 4/18/19 (b)		197	195,066

			1,015,021

			29,212,188

Industrial - 6.3%
Basic - 0.3%
Dow Chemical Co. (The)
8.55%, 5/15/19		584	611,717

Capital Goods - 0.4%
Caterpillar Financial Services Corp.
1.931%, 10/01/21		272	261,318
2.10%, 1/10/20		729	721,506

			982,824

	Principal Amount (000)		U.S. $ Value
Communications - Media - 0.3%
NBCUniversal Media LLC
5.15%, 4/30/20	U.S.$	734	$758,222

Consumer Cyclical - Automotive - 2.4%
American Honda Finance Corp.
1.20%, 7/12/19		988	972,627
Daimler Finance North America LLC
1.50%, 7/05/19 (b)		1,125	1,109,351
General Motors Financial Co., Inc.
3.10%, 1/15/19		800	800,832
3.15%, 1/15/20		667	666,140
Harley-Davidson Financial Services, Inc.
2.25%, 1/15/19 (b)		930	927,359
Hyundai Capital Services, Inc.
1.625%, 8/30/19 (b)		830	812,285

			5,288,594

Consumer Cyclical - Retailers - 0.1%
Lowe’s Cos., Inc.
1.15%, 4/15/19		228	225,410

Consumer Non-Cyclical - 0.8%
CVS Health Corp.
3.35%, 3/09/21		369	368,650
Kroger Co. (The)
6.15%, 1/15/20		609	635,948
Molson Coors Brewing Co.
2.25%, 3/15/20		267	262,709
Mylan NV
2.50%, 6/07/19		390	388,202

			1,655,509

Energy - 1.1%
Schlumberger Holdings Corp.
2.35%, 12/21/18 (b)		1,234	1,231,544
TransCanada PipeLines Ltd.
9.875%, 1/01/21		290	334,150
Williams Partners LP
4.125%, 11/15/20		742	751,705

			2,317,399

Services - 0.4%
Visa, Inc.
2.20%, 12/14/20		984	967,685

Technology - 0.5%
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (b)		438	432,407
Microsoft Corp.
1.10%, 8/08/19		700	688,835

			1,121,242

			13,928,602

	Principal Amount (000)		U.S. $ Value
Utility - 0.8%
Electric - 0.8%
Dominion Energy, Inc.
Series B
1.60%, 8/15/19	U.S.$	704	$693,025
Exelon Generation Co. LLC
2.95%, 1/15/20		354	352,679
Georgia Power Co.
1.95%, 12/01/18		775	772,427

			1,818,131

Total Corporates - Investment Grade (cost $45,428,147)			44,958,921

ASSET-BACKED SECURITIES - 11.6%
Autos - Fixed Rate - 5.5%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19		57	56,639
Americredit Automobile Receivables Trust
Series 2016-4, Class A2A
1.34%, 4/08/20		54	53,986
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class A2A
1.69%, 12/18/20		197	195,676
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (b)		1,533	1,533,437
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20		651	647,877
CPS Auto Receivables Trust
Series 2017-D, Class A
1.87%, 3/15/21 (b)		390	387,390
CPS Auto Trust
Series 2017-A, Class A
1.68%, 8/17/20 (b)		148	147,225
DT Auto Owner Trust
Series 2017-3A, Class A
1.73%, 8/17/20 (b)		94	94,247
Series 2018-1A, Class A
2.59%, 5/17/21 (b)		344	343,735
Exeter Automobile Receivables Trust
Series 2016-3A, Class A
1.84%, 11/16/20 (b)		48	47,497
Series 2017-2A, Class A
2.11%, 6/15/21 (b)		151	150,329
Flagship Credit Auto Trust
Series 2016-4, Class A2
1.96%, 2/16/21 (b)		870	867,817
Series 2017-3, Class A
1.88%, 10/15/21 (b)		259	257,488
Series 2017-4, Class A
2.07%, 4/15/22 (b)		236	234,610

	Principal Amount (000)		U.S. $ Value
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (b)	U.S.$	1,062	$1,053,939
Series 2016-1, Class A
2.31%, 8/15/27 (b)		607	594,713
Ford Credit Floorplan Master Owner Trust
Series 2016-1, Class A1
1.76%, 2/15/21		489	482,615
Series 2017-1, Class A1
2.07%, 5/15/22		660	648,357
Series 2017-2, Class A1
2.16%, 9/15/22		558	547,149
GMF Floorplan Owner Revolving Trust
Series 2016-1, Class A1
1.96%, 5/17/21 (b)		711	706,205
Harley-Davidson Motorcycle Trust
Series 2015-1, Class A3
1.41%, 6/15/20		75	75,242
Hertz Vehicle Financing II LP
Series 2015-1A, Class A
2.73%, 3/25/21(b)		546	540,052
Series 2015-2A, Class A
2.02%, 9/25/19 (b)		470	469,232
Series 2017-1A, Class A
2.96%, 10/25/21 (b)		550	543,188
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (b)		261	261,099
Honda Auto Receivables Owner Trust
Series 2015-4, Class A3
1.23%, 9/23/19		238	237,624
Santander Drive Auto Receivables Trust
Series 2017-3, Class A2
1.67%, 6/15/20		147	146,858
Westlake Automobile Receivables Trust
Series 2018-1A, Class A1
1.75%, 2/15/19 (b)		18	18,370
Wheels SPV 2 LLC
Series 2016-1A, Class A3
1.87%, 5/20/25 (b)		841	831,285

			12,173,881

Credit Cards - Fixed Rate - 3.1%
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22		1,050	1,044,362
Series 2015-4, Class A
1.72%, 8/16/21		523	521,795
GE Capital Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		995	993,442
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A
1.74%, 9/15/21		650	649,040
Series 2016-1, Class A
2.04%, 3/15/22		684	681,322

	Principal Amount (000)		U.S. $ Value
World Financial Network Credit Card Master Trust
Series 2016-B, Class A
1.44%, 6/15/22	U.S.$	1,015	$1,013,715
Series 2017-B, Class A
1.98%, 6/15/23		470	465,431
Series 2017-C, Class A
2.31%, 8/15/24		935	917,243
Series 2018-A, Class A
3.07%, 12/16/24		590	587,415

			6,873,765

Other ABS - Fixed Rate - 1.3%
CLUB Credit Trust
Series 2017-P1, Class A
2.42%, 9/15/23 (b)		370	368,638
CNH Equipment Trust
Series 2014-B, Class A4
1.61%, 5/17/21		386	386,266
Series 2015-A, Class A4
1.85%, 4/15/21		546	543,327
Marlette Funding Trust
Series 2016-1A, Class A
3.06%, 1/17/23 (b)		13	13,272
Series 2017-1A, Class A
2.827%, 3/15/24 (b)(d)		119	118,501
Series 2017-2A, Class A
2.39%, 7/15/24 (b)(d)		167	166,970
Series 2017-3A, Class A
2.36%, 12/15/24 (b)(d)		144	143,345
Series 2017-3A, Class B
3.01%, 12/15/24 (b)(d)		166	164,892
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (b)(d)		147	146,612
Series 2016-3, Class A
3.05%, 12/26/25 (b)(d)		223	221,978
Series 2017-2, Class A
3.28%, 2/25/26 (b)(d)		270	270,183
Series 2017-5, Class A2
2.78%, 9/25/26 (b)(d)		430	423,138

			2,967,122

Credit Cards - Floating Rate - 1.3%
Chase Issuance Trust
Series 2013-A6, Class A6
2.493% (LIBOR 1 Month + 0.42%), 7/15/20 (c)		1,991	1,991,300
Discover Card Execution Note Trust
Series 2014-A1, Class A1
2.503% (LIBOR 1 Month + 0.43%), 7/15/21 (c)		895	896,499

			2,887,799

	Principal Amount (000)		U.S. $ Value
Autos - Floating Rate - 0.4%
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A2
2.643% (LIBOR 1 Month + 0.57%), 1/15/22 (c)	U.S.$	836	$840,102

			840,102

Total Asset-Backed Securities (cost $25,873,722)			25,742,669

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.6%
Non-Agency Fixed Rate CMBS - 6.0%
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.544%, 11/15/50		645	630,677
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class XA
1.55%, 4/10/46 (e)		9,282	501,508
Series 2015-GC29, Class A2
2.674%, 4/10/48		836	830,798
Commercial Mortgage Trust
Series 2013-CR6, Class A2
2.122%, 3/10/46		80	80,406
Series 2013-LC6, Class XA
1.552%, 1/10/46 (e)		3,522	182,785
Series 2014-CR16, Class A2
3.042%, 4/10/47		1,068	1,069,354
Series 2014-CR19, Class A2
2.965%, 8/10/47		1,300	1,300,836
GS Mortgage Securities Corp. II
Series 2013-GC10, Class XA
1.692%, 2/10/46 (e)		9,094	502,425
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2010-C2, Class D
5.828%, 11/15/43 (b)		546	552,033
Series 2013-C13, Class A2
2.665%, 1/15/46		381	380,344
Series 2013-C16, Class A2
3.07%, 12/15/46		644	644,184
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class A2
2.977%, 11/15/45		565	564,988
Series 2014-C22, Class XA
1.046%, 9/15/47 (e)		11,350	478,272
Series 2015-C28, Class A2
2.773%, 10/15/48		1,042	1,036,529
Series 2015-C29, Class A2
2.921%, 5/15/48		489	487,231
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (b)		36	36,187
Series 2016-4, Class A2
2.579%, 3/10/49 (b)		587	566,958

	Principal Amount (000)		U.S. $ Value
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class A2
3.119%, 8/15/47	U.S.$	910	$911,785
Series 2015-C23, Class A2
2.982%, 7/15/50		775	773,862
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56 (d)		335	329,273
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class A2
2.632%, 5/15/48		464	461,904
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class C
5.392%, 2/15/44 (b)(d)		516	530,361
Series 2012-C10, Class XA
1.721%, 12/15/45 (b)(e)		1,196	66,883
Series 2014-C24, Class A2
2.863%, 11/15/47		574	572,827

			13,492,410

Non-Agency Floating Rate CMBS - 1.0%
BX Trust
Series 2017-IMC, Class A
3.123% (LIBOR 1 Month + 1.05%), 10/15/32 (b)(c)		540	540,443
Great Wolf Trust
Series 2017-WOLF, Class A
3.073% (LIBOR 1 Month + 0.85%), 9/15/34 (b)(c)		459	459,012
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-SGP, Class A
3.773% (LIBOR 1 Month + 1.70%), 7/15/36 (b)(c)		279	280,058
Starwood Retail Property Trust
Series 2014-STAR, Class A
3.293% (LIBOR 1 Month + 1.22%), 11/15/27 (b)(c)		891	892,233

			2,171,746

Agency CMBS - 0.6%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass Through Certificates
Series K033, Class A1
2.871%, 2/25/23		1,298	1,295,563
Government National Mortgage Association
Series 2006-51, Class IO
0.938%, 8/16/46 (e)		426	1,865

			1,297,428

Total Commercial Mortgage-Backed Securities (cost $17,335,880)			16,961,584

	Principal
	Amount
	(000)		U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.6%
Risk Share Floating Rate - 2.6%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2015-DN1, Class M3
6.241% (LIBOR 1 Month + 4.15%), 1/25/25 (c)	U.S.$	416	$446,255
Series 2015-DNA3, Class M2
4.941% (LIBOR 1 Month + 2.85%), 4/25/28 (c)		621	643,215
Series 2015-HQ2, Class M2
4.041% (LIBOR 1 Month + 1.95%), 5/25/25 (c)		665	682,850
Series 2015-HQA1, Class M2
4.741% (LIBOR 1 Month + 2.65%), 3/25/28 (c)		412	419,163
Series 2016-DNA4, Class M1
2.891% (LIBOR 1 Month + 0.80%), 3/25/29 (c)		90	90,387
Series 2016-HQA2, Class M2
4.341% (LIBOR 1 Month + 2.25%), 11/25/28 (c)		485	496,161
Series 2017-DNA1, Class M1
3.291% (LIBOR 1 Month + 1.20%), 7/25/29 (c)		292	294,651
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M1
4.091% (LIBOR 1 Month + 2.00%), 10/25/23 (c)		38	37,877
Series 2013-C01, Class M2
7.341% (LIBOR 1 Month + 5.25%), 10/25/23 (c)		265	305,454
Series 2014-C01, Class M1
3.691% (LIBOR 1 Month + 1.60%), 1/25/24 (c)		234	235,568
Series 2014-C02, Class 1M1
3.041% (LIBOR 1 Month + 0.95%), 5/25/24 (c)		196	197,054
Series 2016-C02, Class 1M1
4.241% (LIBOR 1 Month + 2.15%), 9/25/28 (c)		159	160,025
Series 2016-C03, Class 1M1
4.091% (LIBOR 1 Month + 2.00%), 10/25/28 (c)		524	531,294
Series 2016-C03, Class 2M1
4.291% (LIBOR 1 Month + 2.20%), 10/25/28 (c)		95	95,058
Series 2016-C04, Class 1M1
3.541% (LIBOR 1 Month + 1.45%), 1/25/29 (c)		145	146,275
Series 2016-C05, Class 2M1
3.441% (LIBOR 1 Month + 1.35%), 1/25/29 (c)		94	94,209

	Principal
	Amount
	(000)		U.S. $ Value
Series 2016-C06, Class 1M1
3.391% (LIBOR 1 Month + 1.30%), 4/25/29 (c)	U.S.$	608	$612,988
Series 2017-C01, Class 1M1
3.391% (LIBOR 1 Month + 1.30%), 7/25/29 (c)		262	263,922
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 2M1
4.941% (LIBOR 1 Month + 2.85%), 11/25/25 (c)(f)		43	43,249

			5,795,655

Agency Floating Rate - 2.2%
Federal Home Loan Mortgage Corp. REMICs
Series 4248, Class QF
2.573% (LIBOR 1 Month + 0.50%), 6/15/39 (c)		709	717,430
Series 4286, Class VF
2.523% (LIBOR 1 Month + 0.45%), 12/15/43 (c)		696	702,094
Federal National Mortgage Association REMICs
Series 2013-57, Class FN
2.441% (LIBOR 1 Month + 0.35%), 6/25/43 (c)		613	610,520
Series 2014-49, Class AF
2.227% (LIBOR 1 Month + 0.32%), 8/25/44 (c)		1,013	1,012,050
NCUA Guaranteed Notes Trust
Series 2010-R3, Class 1A
2.584% (LIBOR 1 Month + 0.56%), 12/08/20 (c)		1,745	1,753,037

			4,795,131

Agency Fixed Rate - 1.5%
Federal Home Loan Mortgage Corp. REMICs
Series 3948, Class DA
3.00%, 12/15/24		676	677,528
Series 4029, Class NE
2.50%, 3/15/41		1,293	1,261,348
Federal National Mortgage Association REMICs
Series 2010-9, Class EA
3.50%, 1/25/24		109	109,326
Series 2014-54, Class LA
3.00%, 2/25/44		428	425,006
Series 2015-72, Class PC
3.00%, 10/25/43		980	977,657

			3,450,865

Non-Agency Floating Rate - 0.3%
Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A
2.81% (H15T 1 Year + 0.47%), 2/25/42 (b)(c)		687	622,485

Total Collateralized Mortgage Obligations (cost $14,748,589)			14,664,136

	Principal
	Amount
	(000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 5.4%
United States - 5.4%
U.S. Treasury Inflation Index
0.125%, 4/15/19-4/15/20 (TIPS)	U.S.$	8,423	$8,362,536
1.125%, 1/15/21 (TIPS)		3,549	3,594,886

Total Inflation-Linked Securities (cost $12,135,532)			11,957,422

AGENCIES - 2.6%
Agency Debentures - 2.6%
Federal Home Loan Bank
2.625%, 5/28/20		3,650	3,651,120
Federal National Mortgage Association
2.75%, 6/22/21		2,217	2,218,969

Total Agencies (cost $5,865,252)			5,870,089

MORTGAGE PASS-THROUGHS - 1.3%
Agency ARMs - 0.0%
Federal National Mortgage Association
Series 2007
3.201% (LIBOR 6 Month + 1.41%), 1/01/37 (c)		3	3,263

Agency Fixed Rate 15-Year - 0.3%
Federal Home Loan Mortgage Corp. Gold
Series 2011
5.00%, 7/01/25		221	228,705
6.50%, 3/01/26		354	374,057
Federal National Mortgage Association
Series 2006
6.00%, 12/01/21		3	2,765

			605,527

Agency Fixed Rate 30-Year - 1.0%
Federal National Mortgage Association
Series 2010
5.00%, 2/01/40		1,458	1,572,581
Government National Mortgage Association
Series 2002
7.50%, 3/15/32		70	80,286
Series 2009
5.00%, 10/15/39		582	630,705

			2,283,572

Total Mortgage Pass-Throughs (cost $2,924,087)			2,892,362

	Principal
	Amount
	(000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 0.3%
Qatar - 0.3%
Qatar Government International Bond
3.875%, 4/23/23 (b)
(cost $559,530)	U.S.$	562	$561,591

EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Energy - 0.1%
Petrobras Global Finance BV
5.75%, 2/01/29
(cost $360,312)		366	321,315

SHORT-TERM INVESTMENTS - 9.3%
Governments - Treasuries - 9.3%
Japan - 9.3%
Japan Treasury Discount Bill
Series 748
Zero Coupon, 7/02/18 (cost $21,285,528)	JPY	2,287,650	20,662,512

Total Investments - 99.5% (cost $223,793,412) (g)			221,380,370
Other assets less liabilities - 0.5%			1,034,216

Net Assets - 100.0%			$222,414,586

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at June 30, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	348	September 2018	USD	69,600	$73,693,178	$73,716,188	$23,010
U.S. T-Note 5 Yr (CBT) Futures	9	September 2018	USD	900	1,020,715	1,022,555	1,840
Sold Contracts
U.S. Long Bond (CBT) Futures	1	September 2018	USD	100	140,358	145,000	(4,642)
U.S. T-Note 10 Yr (CBT) Futures	34	September 2018	USD	3,400	4,064,547	4,086,375	(21,828)

Total							$(1,620)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	JPY	2,277,094	USD	20,665	7/18/18	$77,449

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)%	Monthly	0.51%	USD	87	$28	$1,099	$(1,071)
Credit Suisse International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.51	USD	1,564	517	19,629	(19,112)
Deutsche Bank AG
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.51	USD	1,048	346	14,180	(13,834)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	147	(15,183)	(23,336)	8,153
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	24	(2,479)	(3,997)	1,518
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	209	(21,586)	(12,871)	(8,715)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	607	(62,693)	(50,901)	(11,792)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	132	(13,633)	(11,069)	(2,564)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	168	(17,351)	(14,387)	(2,964)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	330	(34,084)	(32,558)	(1,526)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	504	(52,055)	(33,715)	(18,340)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	860	(88,823)	(61,485)	(27,338)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.14	USD	800	(4,018)	(16,183)	12,165

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency		Implied Credit Spread at June 30, 2018	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.94%	USD	445	$(45,961)	$(33,013)	$(12,948)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	499	(51,539)	(42,443)	(9,096)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	160	(16,525)	(25,433)	8,908
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	133	(13,737)	(22,479)	8,742
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	186	(19,211)	(31,889)	12,678

						$(457,987)	$(380,851)	$(77,136)

*	Termination date

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate market value of these securities amounted to $26,186,162 or 11.8% of net assets.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2018.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	IO - Interest Only.
(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.02% of net assets as of June 30, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M1 4.941%, 11/25/25	9/28/15	$42,988	$43,249	0.02%

(g)

As of June 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $315,805 and gross unrealized depreciation of investments was $(2,730,154), resulting in net unrealized depreciation of $(2,414,349).

Currency Abbreviations:

JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CMBS	-	Commercial Mortgage-Backed Securities
H15T	-	U.S. Treasury Yield Curve Rate T Note Constant Maturity
LIBOR	-	London Interbank Offered Rates
NCUA	-	National Credit Union Administration
REMICs	-	Real Estate Mortgage Investment Conduits
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

June 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2018:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$76,787,769		$	– 0	–	$76,787,769
Corporates - Investment Grade		– 0	–	44,958,921			– 0	–	44,958,921
Asset-Backed Securities		– 0	–	23,705,140			2,037,529		25,742,669
Commercial Mortgage-Backed Securities		– 0	–	15,549,917			1,411,667		16,961,584
Collateralized Mortgage Obligations		– 0	–	14,664,136			– 0	–	14,664,136
Inflation-Linked Securities		– 0	–	11,957,422			– 0	–	11,957,422
Agencies		– 0	–	5,870,089			– 0	–	5,870,089
Mortgage Pass-Throughs		– 0	–	2,892,362			– 0	–	2,892,362
Governments - Sovereign Bonds		– 0	–	561,591			– 0	–	561,591
Emerging Markets - Corporate Bonds		– 0	–	321,315			– 0	–	321,315
Short-Term Investments		– 0	–	20,662,512			– 0	–	20,662,512

Total Investments in Securities		– 0	–	217,931,174			3,449,196		221,380,370
Other Financial Instruments (a):
Assets:
Futures		24,850		– 0	–		– 0	–	24,850
Forward Currency Exchange Contracts		– 0	–	77,449			– 0	–	77,449
Credit Default Swaps		– 0	–	891			– 0	–	891
Liabilities:
Futures		(26,470)		– 0	–		– 0	–	(26,470)
Credit Default Swaps		– 0	–	(458,878)			– 0	–	(458,878)

Total (b)		$(1,620)		$217,550,636			$3,449,196		$220,998,212

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Total
Balance as of 9/30/17	$2,940,010		$1,450,211		$4,390,221
Accrued discounts/(premiums)	55		(1,007)		(952)
Realized gain (loss)	244		– 0	–	244
Change in unrealized appreciation/depreciation	(22,861)		(37,537)		(60,398)
Purchases/Payup	398,957		– 0	–	398,957
Sales/Paydown	(1,278,876)		– 0	–	(1,278,876)
Transfers in to Level 3	– 0	–			– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 6/30/18	$2,037,529		$1,411,667		$3,449,196

Net change in unrealized appreciation/depreciation from investments held as of 6/30/18	$(22,861)		$(37,537)		$(60,398)

As of June 30, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 106.2%
Long-Term Municipal Bonds - 91.4%
Alabama - 0.7%
Southeast Alabama Gas District (The)
Series 2018A
5.00%, 4/01/20	$1,250	$1,313,275

Arizona - 3.6%
City of Phoenix Civic Improvement Corp.
Series 2014B
5.00%, 7/01/18	2,155	2,155,000
Series 2016
5.00%, 7/01/20	2,500	2,660,600
Gilbert Water Resource Municipal Property Corp.
Series 2016
5.00%, 7/01/18	1,745	1,745,000

		6,560,600

Colorado - 0.3%
Centerra Metropolitan District No. 1
Series 2017
2.70%, 12/01/19 (a)(b)	492	494,135

Connecticut - 3.3%
State of Connecticut
Series 2016A
5.00%, 3/15/19	5,935	6,068,894

Delaware - 0.8%
State of Delaware
Series 2014B
5.00%, 7/01/18 (Pre-refunded/ETM) (a)	185	185,000
5.00%, 7/01/18	1,180	1,180,000

		1,365,000

District of Columbia - 2.3%
Washington Metropolitan Area Transit Authority
Series 2016A
5.00%, 7/01/18	4,265	4,265,000

Florida - 1.7%
Florida’s Turnpike Enterprise
Series 2017A
5.00%, 7/01/20	1,000	1,064,240
Overoaks Community Development District
Series 2004B
5.125%, 5/01/09 (a)(c)(d)(e)	55	4,675
Series 2010A-1
6.125%, 5/01/35 (a)	30	30,039
Series 2010A-2
6.125%, 5/01/35 (a)	60	60,079
Parkway Center Community Development District
Series 2004B
7.00%, 5/01/23 (a)	10	10,199

	Principal Amount (000)	U.S. $ Value
Seacoast Utility Authority
Series 2016A
5.00%, 3/01/20	$1,880	$1,983,381

		3,152,613

Georgia - 2.6%
Georgia State Road & Tollway Authority
Series 2017B
5.00%, 6/01/19	2,000	2,061,420
State of Georgia
Series 2018A
5.00%, 7/01/20 (f)	2,560	2,725,504

		4,786,924

Illinois - 7.3%
Chicago Board of Education
Series 2017D
5.00%, 12/01/20	1,000	1,030,620
Madison County Community Unit School District No. 7 Edwardsville
BAM Series 2017
4.00%, 12/01/18-12/01/20	4,925	5,058,438
Railsplitter Tobacco Settlement Authority
Series 2017
5.00%, 6/01/22	4,945	5,431,835
State of Illinois
Series 2017D
5.00%, 11/01/21	1,690	1,773,233

		13,294,126

Iowa - 1.0%
City of Des Moines IA
Series 2018A
5.00%, 6/01/21	1,675	1,821,345

Kentucky - 1.4%
Kentucky Asset Liability Commission (Commonwealth of Kentucky Fed Hwy Grant)
Series 2015A
5.00%, 9/01/23	1,000	1,125,990
Kentucky Turnpike Authority
Series 2015B
5.00%, 7/01/18	1,500	1,500,000

		2,625,990

Louisiana - 1.4%
Louisiana Public Facilities Authority (Tulane University)
Series 2016A
5.00%, 12/15/19	2,515	2,631,143

Maryland - 0.6%
State of Maryland
Series 2014A
5.00%, 3/01/19	1,075	1,100,284

	Principal Amount (000)	U.S. $ Value
Michigan - 3.5%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue)
Series 2012A
5.00%, 7/01/20	$2,020	$2,136,675
AGM Series 2006D
2.149% (LIBOR 3 Month + 0.60%), 7/01/32 (g)	1,530	1,460,783
Michigan Finance Authority (City of Detroit MI)
Series 2016C
5.00%, 4/01/20	2,690	2,813,875

		6,411,333

Minnesota - 4.5%
Minnesota Public Facilities Authority
Series 2005B
5.00%, 3/01/19	5,220	5,342,096
State of Minnesota
5.00%, 8/01/20	2,720	2,904,742

		8,246,838

Missouri - 1.3%
Missouri State Environmental Improvement & Energy Resources Authority
Series 2010B
5.00%, 7/01/23 (Pre-refunded/ETM) (a)	2,205	2,378,048

Nebraska - 2.5%
City of Lincoln NE Electric System Revenue
Series 2016
5.00%, 9/01/18	1,400	1,408,120
Lancaster County School District 001
Series 2016
5.00%, 1/15/20	2,955	3,105,173

		4,513,293

New Jersey - 5.3%
County of Monmouth NJ
Series 2017
5.00%, 7/15/20	3,325	3,545,447
New Jersey Economic Development Authority
Series 2011G
5.00%, 9/01/20 (Pre-refunded/ETM)	1,720	1,835,739
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2011G
5.00%, 9/01/20	190	199,599
Series 2015X
5.00%, 6/15/19	3,000	3,083,670
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016

	Principal Amount (000)	U.S. $ Value
5.00%, 6/15/19	$1,000	$1,027,890

		9,692,345

New York - 3.0%
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2017A
5.00%, 2/15/20	2,960	3,124,309
New York Transportation Development Corp. (American Airlines, Inc.)
Series 2016
5.00%, 8/01/18-8/01/19	2,335	2,368,054

		5,492,363

North Carolina - 1.1%
State of North Carolina
Series 2017B
5.00%, 5/01/20	1,915	2,030,360

Ohio - 0.1%
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
5.625%, 6/01/18 (a)(d)(e)	210	201,075

Oklahoma - 3.2%
Grand River Dam Authority
Series 2010A
5.00%, 6/01/30 (Pre-refunded/ETM)	4,030	4,280,545
Oklahoma County Finance Authority
Series 2018
5.00%, 10/01/21	1,500	1,627,830

		5,908,375

Oregon - 4.9%
City of Portland OR Sewer System Revenue
Series 2016B
5.00%, 6/15/19	5,540	5,721,102
State of Oregon Department of Transportation (State of Oregon Department of Transportation Street & Highway)
Series 2017C
5.00%, 11/15/19	3,165	3,311,160

		9,032,262

Pennsylvania - 8.0%
Allentown Neighborhood Improvement Zone Development Authority
Series 2018
5.00%, 5/01/23 (b)	700	752,353
Commonwealth Financing Authority State Lease
Series 2018
5.00%, 6/01/21	535	574,970
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Unemployment)
Series 2012A
5.00%, 7/01/18-7/01/19	6,090	6,197,078
Pennsylvania Infrastructure Investment Authority

	Principal Amount (000)	U.S. $ Value
Series 2018A
5.00%, 1/15/21	$4,390	$4,739,751
Philadelphia Authority for Industrial Development (LLPCS Foundation)
Series 2005A
4.60%, 7/01/15 (a)(c)(d)(e)	65	650
Philadelphia Gas Works Co.
Series 2015
4.00%, 8/01/18	2,485	2,489,647

		14,754,449

Texas - 10.3%
City of Houston TX Airport System Revenue
AGM Series 2000P
3.83%, 7/01/30 (h)	1,800	1,800,000
Cypress-Fairbanks Independent School District
Series 2016
5.00%, 2/15/20	4,000	4,212,160
Fort Worth Independent School District
Series 2016
5.00%, 2/15/20	5,385	5,670,620
Texas Transportation Commission State Highway Fund
Series 2015
4.00%, 10/01/18	2,500	2,516,125
5.00%, 10/01/23	2,150	2,455,730
University of Houston System
Series 2017A
5.00%, 2/15/20	2,065	2,171,141

		18,825,776

Virginia - 5.0%
County of Henrico VA
5.00%, 8/01/20 (f)	4,405	4,694,541
Virginia Public School Authority (Virginia Public School Authority State Lease)
Series 2016A
5.00%, 8/01/19	2,440	2,530,133
Virginia Resources Authority (Virginia Resources Authority SRF)
Series 2010A
5.00%, 10/01/19	1,935	2,017,412

		9,242,086

Washington - 11.7%
City of Seattle WA Water System Revenue
Series 2015
5.00%, 5/01/21	2,890	3,139,609
Energy Northwest
Series 2010A
5.00%, 7/01/18 (Pre-refunded/ETM)	3,875	3,875,000
Series 2011A
5.00%, 7/01/18 (Pre-refunded/ETM)	1,335	1,335,000
King County School District No. 45 Bellevue
Series 2015
5.00%, 12/01/18	1,225	1,243,142
King County School District No. 415 Kent

	Principal Amount (000)	U.S. $ Value
Series 2017
5.00%, 12/01/20	$4,530	$4,870,475
State of Washington
Series 2017D
5.00%, 2/01/20	1,380	1,451,691
University of Washington
Series 2018
5.00%, 4/01/21	5,055	5,480,480

		21,395,397

Total Long-Term Municipal Bonds (cost $168,151,281)		167,603,329

Short-Term Municipal Notes - 14.8%
California - 4.0%
City of Los Angeles CA
4.00%, 6/27/19 (f)	7,145	7,311,764

Mississippi - 1.9%
Mississippi Business Finance Corp. (Chevron USA, Inc.)
Series 2010C
1.53%, 12/01/30 (i)	3,500	3,500,000

Ohio - 5.0%
County of Franklin /OH Sales Tax Revenue
5.00%, 6/01/19	8,900	9,184,800

Texas - 3.9%
Lower Neches Valley Authority Industrial Development Corp. (Exxon Capital Ventures, Inc.)
Series 2004B
3.60%, 12/01/39 (i)	3,500	3,500,000
State of Texas
Series 2017
4.00%, 8/30/18	3,695	3,710,334

		7,210,334

Total Short-Term Municipal Notes (cost $27,190,924)		27,206,898

Total Municipal Obligations (cost $195,342,205)		194,810,227

	Shares
SHORT-TERM INVESTMENTS - 4.3%
Investment Companies - 4.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.71% (j)(k)(l) (cost $7,921,195)	7,921,195	7,921,195

Total Investments - 110.5% (cost $203,263,400) (m)		202,731,422
Other assets less liabilities - (10.5)%		(19,213,220)

Net Assets - 100.0%		$183,518,202

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate market value of these securities amounted to $1,246,488 or 0.7% of net assets.

(c)	Illiquid security.
(d)	Non-income producing security.
(e)	Defaulted matured security.
(f)	When-Issued or delayed delivery security.
(g)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2018.
(h)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2018 and the aggregate market value of this security amounted to $1,800,000 or 0.98% of net assets.

(i)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(j)	Affiliated investments.
(k)	The rate shown represents the 7-day yield as of period end.
(l)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(m)

As of June 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $159,451 and gross unrealized depreciation of investments was $(691,429), resulting in net unrealized depreciation of $(531,978).

As of June 30, 2018, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.3% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
BAM	-	Build American Mutual
ETM	-	Escrowed to Maturity
SRF	-	State Revolving Fund

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

June 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$164,239,429		$3,363,900		$167,603,329
Short-Term Municipal Notes		– 0	–	27,206,898		– 0	–	27,206,898
Short-Term Investments		7,921,195		– 0	–	– 0	–	7,921,195

Total Investments in Securities		7,921,195		191,446,327		3,363,900		202,731,422
Other Financial Instruments(a)		– 0	–	– 0	–	– 0	–	– 0	–

Total(b)		$7,921,195		$191,446,327		$3,363,900		$202,731,422

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums and options written and swaptions which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/17	$1,001,985		$1,001,985
Accrued discounts/(premiums)	(2,855)		(2,855)
Realized gain (loss)	(670,000)		(670,000)
Change in unrealized appreciation/depreciation	505,477		505,477
Purchases	2,992,293		2,992,293
Sales	(463,000)		(463,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/18	$3,363,900		$3,363,900

Net change in unrealized appreciation/depreciation from investments held as of 6/30/18	$(33,873)		$(33,873)

As of June 30, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2018 is as follows:

Fund	Market Value 9/30/17 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$	– 0	–	$29,955	$22,034	$7,921	$	– 0	–

Sanford C. Bernstein Fund, Inc.

California Municipal Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.3%
Long-Term Municipal Bonds - 99.0%
California - 82.1%
Abag Finance Authority for Nonprofit Corps. (Odd Fellows Home of California)
Series 2012A
5.00%, 4/01/20-4/01/22	$2,000	$2,172,550
Anaheim Public Financing Authority (City of Anaheim CA Lease)
Series 2014A
5.00%, 5/01/21-5/01/24	4,050	4,544,833
Bay Area Toll Authority
Series 2009F-1
5.00%, 4/01/22 (Pre-refunded/ETM)	14,975	15,377,079
Series 2012
5.00%, 4/01/24-4/01/25	13,845	15,475,854
Bay Area Water Supply & Conservation Agency
Series 2013A
5.00%, 10/01/25	4,710	5,360,121
Brea Redevelopment Agency
Series 2017A
5.00%, 8/01/31	1,605	1,884,880
California Econ Recovery
Series 2009A
5.00%, 7/01/18 (Pre-refunded/ETM)	2,375	2,375,000
5.00%, 7/01/20 (Pre-refunded/ETM)	22,500	23,303,925
California Educational Facilities Authority (Claremont Mckenna College)
Series 2015A
5.00%, 1/01/27	1,300	1,548,248
California Educational Facilities Authority (University of the Pacific)
Series 2015
5.00%, 11/01/28	1,545	1,785,325
California Health Facilities Financing Authority (Cedars-Sinai Medical Center)
Series 2015
5.00%, 11/15/27-11/15/29	19,500	23,008,520
California Health Facilities Financing Authority (Children’s Hospital Los Angeles)
Series 2017A
5.00%, 8/15/32	1,215	1,396,035
California Health Facilities Financing Authority (Kaiser Foundation Hospitals)
Series 2017P
5.00%, 11/01/32	7,370	8,298,399
California Health Facilities Financing Authority (Sutter Health Obligated Group)
Series 2018A
5.00%, 11/15/23-11/15/29	11,365	13,412,129
California Infrastructure & Economic Development Bank (Broad Collection (The))
Series 2011A
5.00%, 6/01/21	20,650	22,651,398

	Principal Amount (000)	U.S. $ Value
California Infrastructure & Economic Development Bank (California Infrastructure & Economic Development Bank SRF)
Series 2017
5.00%, 10/01/24	$5,000	$5,902,000
Series 2018
5.00%, 10/01/32	13,965	16,846,538
California Infrastructure & Economic Development Bank (Segerstrom Center for the Arts)
Series 2016
5.00%, 7/01/26	2,370	2,789,419
Series 2016B
5.00%, 7/01/23	12,760	14,454,018
California Municipal Finance Authority (LAX Integrated Express Solutions LLC)
Series 2018A
5.00%, 12/31/23-12/31/31	13,530	15,577,096
California Municipal Finance Authority (Rocketship Education Obligated Group)
Series 2015A
4.25%, 3/01/28 (a)(b)	1,755	1,783,326
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/27 (b)	4,000	4,330,360
California School Finance Authority (Rocketship Education Obligated Group)
Series 2016A
5.00%, 6/01/31 (a)(b)	1,000	1,051,200
California State Public Works Board
Series 2009E
5.00%, 4/01/21 (Pre-refunded/ETM)	5,890	6,048,146
5.00%, 4/01/22 (Pre-refunded/ETM)	4,935	5,067,505
Series 2011G
5.00%, 12/01/23 (Pre-refunded/ETM)	1,545	1,715,970
California State Public Works Board (California State Public Works Board Lease)
Series 2014A
5.00%, 9/01/30	11,220	12,839,719
Series 2014B
5.00%, 10/01/29	4,445	5,102,993
Series 2017H
5.00%, 4/01/30-4/01/32	5,270	6,221,479
AMBAC Series 1993A
5.00%, 12/01/19	1,380	1,425,098
California State University
Series 2010A
5.00%, 11/01/24	1,490	1,578,089
Series 2011A
5.25%, 11/01/26	5,500	6,102,580
Series 2012A
5.00%, 11/01/26	10,930	12,301,934
Series 2014A
5.00%, 11/01/28	16,650	19,421,392

	Principal Amount (000)	U.S. $ Value
California Statewide Communities Development Authority (CHF-Irvine LLC)
Series 2017A
5.00%, 5/15/29	$1,210	$1,402,245
City & County of San Francisco CA
Series 2018C
5.00%, 6/15/22-6/15/25	17,590	20,329,405
Series 2018E
5.00%, 6/15/23	1,490	1,714,066
City & County of San Francisco CA COP
Series 2015R
5.00%, 9/01/21-9/01/24	7,405	8,325,564
City of Hayward CA COP
Series 2015
5.00%, 11/01/20-11/01/23	9,255	10,316,589
City of Long Beach CA Harbor Revenue
Series 2010A
5.00%, 5/15/22-5/15/25	16,895	17,937,026
Series 2010B
5.00%, 5/15/21	6,500	6,905,925
City of Los Angeles CA Wastewater System Revenue
Series 2012C
5.00%, 6/01/23	2,765	3,102,109
Series 2017A
5.00%, 6/01/30	4,800	5,791,488
City of Los Angeles Department of Airports
Series 2009A
5.25%, 5/15/23-5/15/24	15,955	16,452,477
Series 2010A
5.00%, 5/15/23-5/15/25	25,915	27,537,560
Series 2010D
5.00%, 5/15/23	5,000	5,315,150
Series 2017A
5.00%, 5/15/28-5/15/29	4,015	4,677,285
City of Riverside CA Sewer Revenue
Series 2015A
5.00%, 8/01/27-8/01/30	5,320	6,164,866
City of Roseville CA
Series 2017A
5.00%, 9/01/28-9/01/30 (a)	2,305	2,624,562
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1)
Series 2016
5.00%, 9/01/31 (a)	1,170	1,263,401
City of San Francisco CA Public Utilities Commission Wastewater Revenue
Series 2013B
5.00%, 10/01/25	4,000	4,501,480
City of San Francisco CA Public Utilities Commission Water Revenue
Series 2009A
5.00%, 11/01/28 (Pre-refunded/ETM)	2,000	2,093,800
Series 2011A
5.00%, 11/01/25 (Pre-refunded/ETM)	11,320	12,542,786
Series 2017E
5.00%, 11/01/26	2,130	2,577,896

	Principal Amount (000)	U.S. $ Value
City of San Jose CA Airport Revenue
Series 2014A
5.00%, 3/01/25	$3,600	$4,096,692
Contra Costa Transportation Authority (Contra Costa Transportation Authority Sales Tax)
Series 2015A
5.00%, 3/01/22	3,000	3,351,030
Series 2017A
5.00%, 3/01/30	1,250	1,493,038
Cotati-Rohnert Park Unified School District
AGM Series 2015B
5.00%, 8/01/21	3,000	3,286,140
County of San Diego CA (Sanford Burnham Prebys Medical Discovery Institute)
Series 2015A
5.00%, 11/01/21	1,725	1,889,013
Desert Sands Unified School District
Series 2015
5.00%, 8/01/21	1,680	1,852,452
Fontana Redevelopment Agency Successor Agency
Series 2017A
5.00%, 10/01/29-10/01/31	8,850	10,587,413
Fremont Community Facilities District No. 1
Series 2015
5.00%, 9/01/27 (a)	1,000	1,123,190
Golden State Tobacco Securitization Corp.
Series 2017A
5.00%, 6/01/19-6/01/20	11,585	11,991,210
Series 2018A
3.50%, 6/01/36	9,820	9,896,007
Lake Elsinore Public Financing Authority
Series 2015
5.00%, 9/01/21-9/01/23 (a)	1,675	1,836,576
Long Beach Bond Finance Authority (Aquarium of the Pacific)
Series 2012
5.00%, 11/01/23	4,025	4,424,038
Long Beach Unified School District
Series 2010A
5.00%, 8/01/25	1,000	1,067,500
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax)
Series 2010A
5.00%, 7/01/21	2,000	2,133,360
Series 2018A
5.00%, 7/01/21	11,940	13,115,015
Los Angeles Department of Water
Series 2012C
5.00%, 7/01/23	1,540	1,731,653
Series 2018A
5.00%, 7/01/31	1,345	1,620,053
Los Angeles Department of Water & Power PWR
Series 2013A
5.00%, 7/01/21	1,505	1,654,025

	Principal Amount (000)	U.S. $ Value
Series 2014B
5.00%, 7/01/27	$2,190	$2,513,047
Series 2014C
5.00%, 7/01/25-7/01/26	21,670	25,260,457
Los Angeles Unified School District/CA
Series 2014C
5.00%, 7/01/27	10,365	11,999,146
Series 2016A
5.00%, 7/01/21-7/01/27	33,900	39,925,359
Series 2018B
5.00%, 7/01/29	9,020	10,957,857
Mammoth Unified School District/CA
NATL Series 1998
Zero Coupon, 8/01/21-8/01/22	2,100	1,952,506
Metropolitan Water District of Southern California
Series 1993A
5.75%, 7/01/21 (Pre-refunded/ETM)	710	795,591
5.75%, 7/01/21	1,775	1,896,943
Natomas Unified School District
BAM Series 2014
5.00%, 8/01/22-8/01/23	4,950	5,592,118
Northern California Power Agency
Series 2012A
5.00%, 7/01/25-7/01/27	3,980	4,438,605
Oakland Unified School District/Alameda County
Series 2015A
5.00%, 8/01/23	1,575	1,812,731
Orange County Sanitation District COP
Series 2009A
5.00%, 2/01/19	4,690	4,788,678
5.00%, 2/01/20 (Pre-refunded/ETM)	1,890	1,930,333
Palm Desert Redevelopment Agency Successor Agency
BAM Series 2017A
5.00%, 10/01/24	1,000	1,159,970
Palomar Health
Series 2016
4.00%, 11/01/19	625	637,231
Peralta Community College District
Series 2014A
5.00%, 8/01/28	1,820	2,105,030
Pittsburg Successor Agency Redevelopment Agency
AGM Series 2016A
5.00%, 9/01/27	2,785	3,255,721
Port of Los Angeles
Series 2011B
5.00%, 8/01/23	2,500	2,751,075
Series 2014A
5.00%, 8/01/26-8/01/27	2,565	2,919,988
Port of Oakland
Series 2012P
5.00%, 5/01/22-5/01/25	16,945	18,653,556
Series 2017E
5.00%, 11/01/19	3,910	4,086,536
Series 2017F
5.00%, 11/01/18	5,000	5,059,050

	Principal Amount (000)	U.S. $ Value
Riverside County Public Financing Authority (Riverside County Public Financing Authority Lease)
Series 2015
5.00%, 11/01/28	$3,395	$3,925,537
Riverside County Transportation Commission (Riverside County Transportation Commission Sales Tax)
Series 2017B
5.00%, 6/01/33	10,310	12,316,120
Romoland School District
Series 2015
5.00%, 9/01/23 (a)	955	1,068,425
Sacramento City Financing Authority (Sacramento City Financing Authority Lease)
Series 1993B
5.40%, 11/01/20	1,080	1,130,026
Sacramento City Unified School District/CA
Series 2011
5.00%, 7/01/24	4,945	5,398,209
Sacramento County Sanitation Districts Financing Authority
AMBAC Series 2001
5.50%, 12/01/21	1,175	1,323,179
Sacramento Municipal Utility District
Series 2012Y
5.00%, 8/15/25	4,555	5,132,711
Sacramento Regional Transit District
Series 2012
5.00%, 3/01/24 (Pre-refunded/ETM) (a)	370	395,711
5.00%, 3/01/24	630	671,007
San Bernardino Community College District
Series 2013A
5.00%, 8/01/21	1,000	1,097,590
San Diego County Regional Transportation Commission (San Diego County Regional Transportation Commission Sales & Use Tax)
Series 2018A
4.00%, 4/01/21	47,455	50,513,475
San Diego County Water Authority COP
AGM Series 2008A
5.00%, 5/01/19	1,460	1,463,811
San Diego County Water Authority Financing Corp.
Series 2015
5.00%, 5/01/21	1,000	1,094,490
Series 2016S
5.00%, 5/01/21	10,665	11,607,359
San Diego Public Facilities Financing Authority Sewer Revenue
Series 2009B
5.00%, 5/15/21 (Pre-refunded/ETM)	14,905	15,374,507
Series 2015
5.00%, 5/15/22	4,785	5,388,723
San Francisco City & County Airport Comm-San Francisco International Airport
Series 2011S
5.00%, 5/01/25 (Pre-refunded/ETM) (a)	855	933,951
5.00%, 5/01/25	2,145	2,330,264

	Principal Amount (000)	U.S. $ Value
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2011C
5.00%, 5/01/21	$3,900	$4,234,581
Series 2016S
5.00%, 5/01/26	3,810	4,545,978
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp)
Series 2013A
5.00%, 8/01/19-8/01/24 (a)	3,855	4,172,418
San Francisco City & County Redevelopment Agency Successor Agency (Successor Agency to the Redev of San Francisco - Mission Bay South)
Series 2016B
5.00%, 8/01/26	1,070	1,267,982
San Joaquin Delta Community College District
Series 2015A
5.00%, 8/01/20-8/01/22	3,685	4,027,000
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No. 06-01)
Series 2016
5.00%, 9/01/29-9/01/30 (a)	2,365	2,651,790
South Placer Wastewater Authority/CA
Series 2011C
5.00%, 11/01/19-11/01/20	5,520	5,834,820
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR)
Series 2010
5.00%, 7/01/22-7/01/25	12,235	12,918,442
Series 2014A
5.00%, 7/01/30	1,030	1,183,027
Southwestern Community College District
Series 2015
5.00%, 8/01/20-8/01/25	14,850	17,122,648
State of California
5.00%, 8/01/24	5,540	6,469,335
Series 2013
5.00%, 10/01/20-9/01/28	29,390	32,212,588
Series 2014
5.00%, 12/01/22-5/01/29	18,665	21,249,514
Series 2015
5.00%, 3/01/21	17,455	18,980,392
Series 2015B
5.00%, 9/01/24	3,330	3,893,669
Series 2017
5.00%, 11/01/22	7,010	7,936,652
State of California Department of Water Resources
Series 2011A
5.00%, 12/01/20 (Pre-refunded/ETM) (a)	50	54,017
5.00%, 12/01/20	1,745	1,889,503
Series 2014A
5.00%, 12/01/27 (Pre-refunded/ETM)	5,690	6,668,282

	Principal Amount (000)	U.S. $ Value
State of California Department of Water Resources Power Supply Revenue
Series 2010L
5.00%, 5/01/20	$13,940	$14,818,778
Series 2011N
5.00%, 5/01/20	4,210	4,475,398
Stockton Unified School District
Series 2016
5.00%, 8/01/28	7,770	9,021,747
Sweetwater Union High School District
BAM Series 2014
5.00%, 8/01/28-8/01/29	7,980	9,120,558
University of California
Series 2009Q
5.25%, 5/15/22	155	155,451
Series 2010U
5.00%, 5/15/24	4,215	4,472,621
Series 2012G
5.00%, 5/15/25 (Pre-refunded/ETM) (a)	4,625	5,186,382
5.00%, 5/15/25	5,375	6,010,271
Series 2013A
5.00%, 5/15/48	4,785	5,497,726
Series 2014A
5.00%, 5/15/28	1,000	1,158,060
Series 2015A
5.00%, 5/15/20-5/15/24	4,780	5,343,229
Series 2015I
5.00%, 5/15/21	2,935	3,215,204
Series 2017A
5.00%, 5/15/28-5/15/31	21,385	25,873,708
Series 2017M
5.00%, 5/15/30-5/15/32	7,010	8,371,227
Series 2018O
4.00%, 5/15/25	8,320	9,354,093
Vacaville Unified School District
BAM Series 2015C
5.00%, 8/01/20-8/01/22	2,390	2,612,501
Vista Unified School District
Series 2015
5.00%, 8/01/20	2,100	2,249,793

		1,071,783,251

Alabama - 4.0%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The))
Series 2018A
4.00%, 12/01/48	8,000	8,539,200
Southeast Alabama Gas District (The)
Series 2018A
4.00%, 4/01/49-6/01/49	41,190	43,913,586

		52,452,786

Arizona - 0.1%
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017B
4.00%, 10/01/23 (a)(b)	1,700	1,708,993

	Principal Amount (000)	U.S. $ Value
Colorado - 0.5%
City & County of Denver CO (United Airlines, Inc.)
Series 2017
5.00%, 10/01/32	$3,000	$3,225,660
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2011A
5.75%, 11/15/20	1,700	1,851,130
Denver Urban Renewal Authority (Stapleton Development Corp.)
Series 2013A
5.00%, 12/01/20	1,625	1,743,137

		6,819,927

Connecticut - 1.4%
State of Connecticut
Series 2018B
5.00%, 4/15/26-4/15/28	13,755	15,504,737
Series 2018D
5.00%, 4/15/27	2,280	2,578,908

		18,083,645

Florida - 0.3%
County of Miami-Dade FL Aviation Revenue
Series 2009A
5.75%, 10/01/21	1,055	1,107,497
Miami-Dade County Expressway Authority
Series 2013A
5.00%, 7/01/21	1,280	1,391,065
New River Community Development District
Series 2006B
5.00%, 5/01/13 (a)(c)(d)(e)(f)	405	0
Sarasota County Health Facilities Authority (Village On the Isle)
Series 2017B
2.70%, 1/01/22	1,100	1,095,996

		3,594,558

Illinois - 4.2%
Chicago Board of Education
Series 2017F
5.00%, 12/01/24	6,000	6,270,540
Metropolitan Pier & Exposition Authority
Series 2012B
5.00%, 12/15/28	2,185	2,295,845
Series 2017B
5.00%, 12/15/26	3,250	3,541,818
State of Illinois
Series 2006A
5.00%, 6/01/21	1,000	1,044,240
Series 2012
5.00%, 8/01/18-8/01/21	9,950	10,190,482
Series 2013
5.00%, 7/01/20-7/01/22	3,870	4,009,379

	Principal Amount (000)	U.S. $ Value
Series 2014
5.00%, 2/01/21	$3,365	$3,500,946
Series 2016
5.00%, 1/01/21-11/01/24	4,935	5,187,172
Series 2017D
5.00%, 11/01/23-11/01/24	13,465	14,300,990
Village of Bolingbrook IL (Village of Bolingbrook IL Sales Tax)
Series 2005
6.00%, 1/01/26 (a)	4,450	4,324,732

		54,666,144

Massachusetts - 0.1%
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group)
Series 2016
5.00%, 7/01/27	1,055	1,201,582

New Jersey - 3.4%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2017D
5.00%, 6/15/29	2,000	2,191,740
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/27-6/15/29	8,070	8,839,731
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2012A
5.00%, 6/15/21	2,870	3,053,422
Series 2013A
5.00%, 12/15/19-6/15/20	23,060	24,133,733
Tobacco Settlement Financing Corp./NJ
Series 2018A
5.00%, 6/01/21-6/01/28	6,000	6,737,370

		44,955,996

New York - 0.4%
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
AMBAC Series 2001B
2.603%, 10/01/36 (g)	5,550	5,529,798

Ohio - 0.2%
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29 (a)	920	880,900
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33 (a)	100	95,750

	Principal Amount (000)	U.S. $ Value
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Corp.)
Series 2016B
4.375%, 6/01/33 (a)	$1,125	$1,077,188

		2,053,838

Pennsylvania - 0.4%
Allentown Neighborhood Improvement Zone Development Authority
Series 2018
5.00%, 5/01/28-5/01/33 (b)	2,250	2,495,712
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group)
Series 2017
5.00%, 7/01/22-7/01/24	2,815	3,085,189

		5,580,901

Texas - 1.4%
City of Houston TX Airport System Revenue
Series 2011A
5.00%, 7/01/19	10,290	10,627,615
Mission Economic Development Corp. (Natgasoline LLC)
Series 2016A
5.75%, 10/01/31 (b)	1,140	1,179,752
Series 2016B
5.75%, 10/01/31 (b)	1,935	2,002,473
North Texas Tollway Authority
Series 2015A
5.00%, 1/01/23	1,915	2,141,525
Texas Municipal Gas Acquisition & Supply Corp. I (Bank of America Corp.)
Series 2008D
6.25%, 12/15/26	1,800	2,095,218

		18,046,583

West Virginia - 0.1%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group)
AGM Series 2004C
2.77%, 2/15/34 (g)	1,000	957,290

Wisconsin - 0.4%
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24	5,335	5,885,999

Total Long-Term Municipal Bonds (cost $1,273,355,204)		1,293,321,291

	Principal Amount (000)	U.S. $ Value
Short-Term Municipal Notes - 0.3%
California - 0.3%
County of Riverside CA
4.00%, 6/28/19 (h) (cost $4,259,258)	$4,160	$4,262,128

Total Municipal Obligations (cost $1,277,614,462)		1,297,583,419

SHORT-TERM INVESTMENTS - 0.1%
Time Deposit - 0.1%
State Street Time Deposit
0.28%, 7/02/18 (cost $946,300)	946	946,300

Total Investments - 99.4% (cost $1,278,560,762) (i)		1,298,529,719
Other assets less liabilities - 0.6%		7,538,248

Net Assets - 100.0%		$1,306,067,967

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
USD	10,000	6/20/28	3.018%	3 Month LIBOR	Semi-Annual/Quarterly	$(50,670)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.94%	USD	121	$(12,477)	$(12,490)	$13
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	66	(6,806)	(6,876)	70
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	1,242	(128,071)	(126,216)	(1,855)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	2.14%	USD	1,793	$(9,005)	$(107,694)	$98,689
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	1,076	(110,953)	(106,135)	(4,818)

						$(267,312)	$(359,411)	$92,099

*	Termination date

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate market value of these securities amounted to $14,551,816 or 1.1% of net assets.

(c)	Fair valued by the Adviser.
(d)	Illiquid security.
(e)	Non-income producing security.
(f)	Defaulted matured security.
(g)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2018 and the aggregate market value of these securities amounted to $6,487,088 or 0.50% of net assets.

(h)	When-Issued or delayed delivery security.
(i)

As of June 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $23,825,385 and gross unrealized depreciation of investments was $(3,814,999), resulting in net unrealized appreciation of $20,010,386.

As of June 30, 2018, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.9% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund

Sanford C. Bernstein Fund, Inc.

California Municipal Portfolio

June 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,261,088,779		$32,232,512	(a)	$1,293,321,291
Short-Term Municipal Notes		– 0	–	4,262,128		– 0	–	4,262,128
Short-Term Investments		– 0	–	946,300		– 0	–	946,300

Total Investments in Securities		– 0	–	1,266,297,207		32,232,512		1,298,529,719
Other Financial Instruments(b):
Assets		– 0	–	– 0	–	– 0	–	– 0	–
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(50,670)		– 0	–	(50,670)
Credit Default Swaps		– 0	–	(267,312)		– 0	–	(267,312)

Total(c)	$	– 0	–	$1,265,979,225		$32,232,512		$1,298,211,737

(a)	The Portfolio held securities with zero market value at period end.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds(a)		Total
Balance as of 9/30/17	$23,859,247		$23,859,247
Accrued discounts/(premiums)	(188,790)		(188,790)
Realized gain (loss)	576		576
Change in unrealized appreciation/depreciation	(232,976)		(232,976)
Purchases	6,923,369		6,923,369
Sales	(145,000)		(145,000)
Transfers in to Level 3	2,016,086		2,016,086	(b)
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/18	$32,232,512		$32,232,512

Net change in unrealized appreciation/depreciation from investments held as of 6/30/18	$(232,976)		$(232,976)

(a)	The Portfolio held securities with zero market value at period end.
(b)	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at June 30, 2018. Securities priced by third party vendors are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 6/30/18			Valuation Technique	Unobservable Input	Input
Long-Term Municipal Bonds	$	– 0	–	Qualitative Assessment		$ 0.00/N/A

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

New York Municipal Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.0%
Long-Term Municipal Bonds - 97.7%
New York - 83.1%
Albany County Airport Authority
AGM Series 2010A
5.00%, 12/15/21-12/15/22	$6,135	$6,483,136
Battery Park City Authority
Series 2013A
5.00%, 11/01/22	4,325	4,885,174
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System Obligated Group)
Series 2015
5.00%, 7/01/22-7/01/23	2,000	2,228,890
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.00%, 11/01/23-11/01/25	3,335	3,574,172
5.25%, 11/01/29	1,900	2,027,129
City of New York NY
Series 1993E-3
5.00%, 8/01/23	6,855	7,478,668
Series 2011A
5.00%, 8/01/26	14,275	15,533,484
Series 2011D-1
5.00%, 10/01/24	2,860	3,131,929
Series 2012I
5.00%, 8/01/22	2,320	2,593,134
Series 2013B
5.00%, 8/01/20	10,000	10,675,000
Series 2013E
5.00%, 8/01/20	1,730	1,846,775
Series 2013I
5.00%, 8/01/20	18,775	20,042,312
Series 2016-1
5.00%, 8/01/20	8,480	9,052,400
Series 2016E
5.00%, 8/01/20	9,360	9,991,800
Series 2017-1
5.00%, 8/01/29-8/01/31	3,870	4,547,422
Series 20171
5.00%, 8/01/25	1,130	1,320,179
Series 2017C
5.00%, 8/01/20-8/01/26	31,915	36,503,045
Series 2018E
5.00%, 8/01/24	6,335	7,327,124
County of Monroe NY
Series 2015
5.00%, 6/01/21-6/01/22	10,660	11,602,269
BAM Series 2015
5.00%, 6/01/21-6/01/22	5,860	6,403,551
County of Nassau NY
Series 2011A
5.00%, 4/01/21-4/01/22	5,915	6,380,519
Series 2013A
5.00%, 4/01/19-4/01/20	5,610	5,828,395
Series 2014A
5.00%, 4/01/25	10,190	11,556,581

	Principal Amount (000)	U.S. $ Value
Series 2017C
5.00%, 10/01/26-10/01/27	$22,095	$25,872,305
Dutchess County Local Development Corp. (Health QuestSystems Obligated Group)
Series 2016B
5.00%, 7/01/32	4,890	5,554,551
Erie County Fiscal Stability Authority
Series 2011C
5.00%, 12/01/23 (Pre-refunded/ETM)	5,925	6,551,569
Erie County Industrial Development Agency (The) (Buffalo City School District)
Series 2011B
5.00%, 5/01/22	5,800	6,290,912
Hudson Yards Infrastructure Corp.
Series 2017A
5.00%, 2/15/31-2/15/32	22,650	26,431,836
Jefferson County Industrial Development Agency (ReEnergy Black River LLC)
Series 2014
4.75%, 1/01/20 (a)(b)	890	879,916
5.25%, 1/01/24 (a)(b)	1,250	1,190,938
Metropolitan Transportation Authority
Series 2010D
5.25%, 11/15/24 (Pre-refunded/ETM)	10,755	11,641,965
Series 2010G
5.00%, 11/15/21 (Pre-refunded/ETM)	9,305	9,996,175
5.25%, 11/15/22 (Pre-refunded/ETM)	5,000	5,400,250
5.25%, 11/15/23 (Pre-refunded/ETM)	20,075	21,682,004
5.25%, 11/15/26 (Pre-refunded/ETM)	8,805	9,509,840
Series 2011
5.00%, 11/15/24 (Pre-refunded/ETM) (b)	925	1,021,570
Series 2011C
5.00%, 11/15/24	1,965	2,155,291
Series 2011D
5.00%, 11/15/22 (Pre-refunded/ETM)	5,000	5,522,000
5.00%, 11/15/23 (Pre-refunded/ETM)	4,275	4,721,310
5.00%, 11/15/25 (Pre-refunded/ETM)	2,500	2,761,000
Series 2012F
5.00%, 11/15/22	3,470	3,886,157
Series 2016C
5.00%, 11/15/34	4,480	4,708,077
Series 2016D
5.00%, 11/15/27	1,160	1,356,678
Series 2017A
5.00%, 11/15/31	2,025	2,369,128
Series 2017B
5.00%, 11/15/26-11/15/27	7,460	8,812,422
Series 2017C
5.00%, 11/15/25-11/15/31	77,620	90,894,023
Series 2018B
5.00%, 5/15/20	39,770	41,974,604
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax)
Series 2012A
5.00%, 11/15/24	14,130	15,881,131

	Principal Amount (000)	U.S. $ Value
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2014
5.00%, 7/01/24	$4,550	$5,139,043
New York City Housing Development Corp.
Series 2013A
5.00%, 7/01/25	2,000	2,251,400
New York City Municipal Water Finance Authority
Series 2010FF
5.00%, 6/15/25	24,730	26,322,859
Series 2011HH
5.00%, 6/15/26	9,055	9,832,010
Series 2014D
5.00%, 6/15/22-6/15/29	14,350	16,116,590
Series 2015F
5.00%, 6/15/27-6/15/28	7,830	9,110,555
Series 2015G
5.00%, 6/15/28	11,465	13,290,916
New York City Transitional Finance Authority Building Aid Revenue
Series 2018S
5.00%, 7/15/31-7/15/32	4,905	5,794,363
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease)
Series 2011S-1A
5.00%, 7/15/25	4,420	4,815,148
Series 2012S
5.00%, 7/15/25	7,390	8,178,365
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2011A
5.00%, 11/01/20	1,160	1,248,914
Series 2011A-1
5.00%, 11/01/23	15,315	16,791,825
Series 2011B
5.00%, 2/01/20-2/01/24	15,135	16,203,868
Series 2011C
5.00%, 11/01/20	9,480	10,206,642
Series 2012B
5.00%, 11/01/22-11/01/24	13,105	14,709,703
Series 2012D
5.00%, 11/01/20-11/01/23	29,575	32,586,644
Series 2012E
5.00%, 2/01/21-2/01/26	11,600	12,657,288
Series 2014A
5.00%, 8/01/27-8/01/29	6,655	7,625,949
Series 2014C
5.00%, 11/01/26	6,345	7,311,597
Series 2014D-1
5.00%, 2/01/28-2/01/29	9,535	10,823,109
Series 2015C
5.00%, 11/01/18-11/01/26	24,005	27,435,050
Series 2016B
5.00%, 8/01/31	2,150	2,489,786
Series 2017
5.00%, 11/01/26	4,175	4,962,071
Series 2017A
5.00%, 8/01/21	1,740	1,905,404

	Principal Amount (000)	U.S. $ Value
New York City Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.)
Series 2016A
5.00%, 12/01/26	$7,175	$8,498,070
New York City Trust for Cultural Resources (Whitney Museum of American Art)
Series 2011
5.00%, 7/01/21	4,745	5,114,968
New York State Dormitory Authority
Series 2009D
5.00%, 6/15/20 (Pre-refunded/ETM)	2,230	2,303,322
Series 2011A
5.00%, 7/01/24 (Pre-refunded/ETM)	3,125	3,415,250
Series 2012D
5.00%, 2/15/22 (Pre-refunded/ETM) (b)	1,290	1,422,444
5.00%, 2/15/23 (Pre-refunded/ETM) (b)	865	953,810
5.00%, 2/15/24 (Pre-refunded/ETM) (b)	815	898,676
5.00%, 2/15/25 (Pre-refunded/ETM) (b)	880	970,350
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai)
Series 2010A
5.00%, 7/01/19	4,390	4,534,475
Series 2015A
5.00%, 7/01/22-7/01/26	6,415	7,241,676
New York State Dormitory Authority (Mount Sinai Hospitals Group, Inc.)
Series 2010A
5.00%, 7/01/18	1,360	1,360,000
New York State Dormitory Authority (New York State Dormitory Authority Lease)
Series 2009A
5.00%, 7/01/22	6,050	6,260,661
New York State Dormitory Authority (New York State Sales Tax)
Series 2015-2
5.00%, 3/15/22	29,830	33,140,832
Series 2015A
5.00%, 3/15/19-3/15/23	34,200	36,002,047
Series 2017A
5.00%, 3/15/23	1,550	1,757,561
New York State Dormitory Authority (New York University)
Series 2015A
5.00%, 7/01/23	2,040	2,332,638
NATL Series 1998A
6.00%, 7/01/18	1,000	1,000,000
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group)
Series 2017
5.00%, 12/01/23-12/01/26 (c)	4,600	5,150,782
New York State Dormitory Authority (St. John’s University/NY)
Series 2015A
5.00%, 7/01/24	1,130	1,295,161

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2012A
5.00%, 12/15/20-12/15/21	$8,920	$9,781,523
Series 2012B
5.00%, 3/15/22	3,905	4,336,932
Series 2012D
5.00%, 2/15/22-2/15/25	18,285	20,180,778
Series 2014A
5.00%, 2/15/28-2/15/29	13,825	15,599,699
Series 2014C
5.00%, 3/15/28-3/15/29	14,485	16,392,625
Series 2015B
5.00%, 2/15/23	1,160	1,311,067
Series 2015E
5.00%, 3/15/21-3/15/23	5,380	6,044,989
Series 2016D
5.00%, 2/15/21	5,970	6,462,406
AMBAC Series 2005B
5.50%, 3/15/23	5,000	5,773,850
New York State Dormitory Authority (State University of New York Dormitory Fees)
Series 2015A
5.00%, 7/01/19	2,720	2,813,622
New York State Dormitory Authority (Wyckoff Heights Medical Center State Lease)
Series 2015
5.00%, 2/15/21	3,870	4,179,910
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
AMBAC Series 2001A
2.686%, 5/01/34 (d)	1,900	1,893,996
2.696%, 5/01/34 (d)	2,300	2,292,732
2.714%, 5/01/34 (d)	2,425	2,424,976
XLCA Series 2004B
2.77%, 10/01/35 (d)	3,000	2,989,680
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.)
AMBAC Series 1985C
5.25%, 12/01/25 (d)	50	50,000
New York State Energy Research & Development Authority (Niagara Mohawk Power Corp.)
AMBAC
5.18%, 12/01/26 (d)	140	140,000
AMBAC Series 1985B
5.255%, 12/01/25 (d)	30	30,000
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.)
3.75%, 12/01/44 (c)	1,075	1,077,763
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority)
Series 2009A
5.25%, 6/15/24	7,300	7,557,909

	Principal Amount (000)	U.S. $ Value
New York State Environmental Facilities Corp. (State of New York SRF)
Series 2015D
5.00%, 3/15/22-9/15/22	$9,320	$10,454,648
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2012A
5.00%, 4/01/21-4/01/25	26,175	28,772,524
AMBAC Series 2005B
5.50%, 4/01/20	9,215	9,835,538
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2012I
5.00%, 1/01/25	5,155	5,628,848
Series 2013A
5.00%, 5/01/19	23,560	24,233,345
Series 2014
5.00%, 1/01/26-1/01/28	4,345	4,960,286
Series 2014J
5.00%, 1/01/26-1/01/27	33,900	38,490,810
Series 2018L
5.00%, 1/01/20	3,780	3,965,598
New York State Thruway Authority (State of New York Pers Income Tax)
Series 2010A
5.00%, 3/15/25	5,425	5,806,160
Series 2011A
5.00%, 3/15/19	2,060	2,112,324
New York State Urban Development Corp. (New York State Urban Development Corp. Lease)
Series 2008B
5.00%, 1/01/19	3,525	3,536,527
New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2010A
5.00%, 3/15/19	10,000	10,254,000
Series 2013C
5.00%, 3/15/20	9,945	10,523,401
Series 2016A
5.00%, 3/15/21-3/15/28	28,805	32,611,182
New York Transportation Development Corp. (American Airlines, Inc.)
Series 2016
5.00%, 8/01/19-8/01/31	32,020	33,597,564
New York Transportation Development Corp. (Delta Air Lines, Inc.)
Series 2018
5.00%, 1/01/30	24,325	27,629,551
New York Transportation Development Corp. (Terminal One Group Association LP)
Series 2015
5.00%, 1/01/21	3,690	3,928,337
Niagara Falls City School District
Series 2016
5.00%, 6/15/22-6/15/25	11,580	13,012,173
Niagara Frontier Transportation Authority
AGM Series 2004A-1
3.96%, 4/01/24 (d)	25	24,854

	Principal Amount (000)	U.S. $ Value
Port Authority of New York & New Jersey
Series 2011
5.00%, 9/15/24	$2,000	$2,139,420
Series 2011O
5.00%, 10/15/21	5,215	5,687,010
Series 2013-178
5.00%, 12/01/23	10,480	11,849,107
Series 2014
5.00%, 9/01/23-9/01/27	12,470	14,046,270
Series 2014-1
5.00%, 10/15/23	3,455	3,899,969
Series 2014-186
5.00%, 10/15/21-10/15/22	12,575	13,821,063
Series 2015E
5.00%, 10/15/22-10/15/26	16,390	18,634,826
Series 2017
3.00%, 10/15/18	1,000	1,004,600
5.00%, 10/15/28	6,925	8,021,920
Series 20182
5.00%, 9/15/27	9,310	10,886,648
Sales Tax Asset Receivable Corp.
Series 2014A
5.00%, 10/15/19-10/15/26	20,810	23,258,584
Town of Oyster Bay NY
Series 2018
5.00%, 2/15/22-2/15/23	11,660	12,659,294
Triborough Bridge & Tunnel Authority
Series 2011A
5.00%, 1/01/27 (Pre-refunded/ETM)	7,000	7,760,340
Series 2012B
5.00%, 11/15/21-11/15/23	25,760	28,838,386
Series 2013A
5.00%, 11/15/28	5,000	5,615,600
Series 2013B
5.00%, 11/15/20-11/15/22	10,970	12,201,224
Series 2016A
5.00%, 11/15/24	8,120	9,479,369
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute)
Series 2010B
5.00%, 9/01/18-9/01/21	3,370	3,445,339
TSASC, Inc./NY
Series 2017A
5.00%, 6/01/20-6/01/23	3,000	3,258,510
Utility Debt Securitization Authority
Series 2013T
5.00%, 6/15/26-12/15/29	34,825	39,737,314

		1,516,497,482

Alabama - 0.9%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The))
Series 2018A
4.00%, 12/01/48	5,935	6,335,019

	Principal Amount (000)	U.S. $ Value
Southeast Alabama Gas District (The)
Series 2018A
4.00%, 4/01/49	$10,000	$10,672,400

		17,007,419

Arizona - 0.1%
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017B
4.00%, 10/01/23 (b)(c)	2,400	2,412,696

California - 0.3%
Golden State Tobacco Securitization Corp.
Series 2018A
3.50%, 6/01/36	3,175	3,199,574
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Corp. Lease)
Series 2013A
5.00%, 6/01/19	1,225	1,263,294
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2009E
5.00%, 5/01/21	1,280	1,317,875

		5,780,743

Colorado - 0.1%
City & County of Denver CO (United Airlines, Inc.)
Series 2017
5.00%, 10/01/32	2,425	2,607,409

Connecticut - 1.2%
State of Connecticut
Series 2018B
5.00%, 4/15/25	14,565	16,302,313
Series 2018C
5.00%, 6/15/27	4,690	5,311,191

		21,613,504

District of Columbia - 0.3%
Metropolitan Washington Airports Authority
Series 2010B
5.00%, 10/01/19-10/01/21	5,795	6,064,059

Florida - 0.2%
County of Miami-Dade FL Aviation Revenue
Series 2009A
5.75%, 10/01/20	1,680	1,764,235
Durbin Crossing Community Development District
Series 2006-1
5.25%, 11/01/15 (b)(e)(f)(g)	2,060	51,500
Overoaks Community Development District
Series 2004B
5.125%, 5/01/09 (b)(e)(f)(g)	185	15,725
Series 2010A-1
6.125%, 5/01/35 (b)	65	65,085
Series 2010A-2
6.125%, 5/01/35 (b)	170	170,223

	Principal Amount (000)	U.S. $ Value
Parkway Center Community Development District
Series 2004B
7.00%, 5/01/23 (b)	$110	$112,182
Volusia County School Board COP
Series 2014B
5.00%, 8/01/26	1,000	1,141,350

		3,320,300

Guam - 0.6%
Guam Department of Education COP
Series 2010A
6.00%, 12/01/20	1,030	1,051,671
Guam Government Waterworks Authority
Series 2017
5.00%, 7/01/28-7/01/31	4,250	4,794,435
Guam Power Authority
Series 2017A
5.00%, 10/01/25-10/01/27	3,945	4,389,448

		10,235,554

Illinois - 3.4%
Chicago Board of Education
Series 2017C
5.00%, 12/01/23	8,160	8,528,995
Metropolitan Pier & Exposition Authority
Series 2012B
5.00%, 12/15/28	5,090	5,348,216
Series 2017B
5.00%, 12/15/28	2,000	2,195,680
State of Illinois
Series 2012
5.00%, 3/01/21-8/01/25	13,135	13,726,969
Series 2013
5.50%, 7/01/25	7,435	7,959,688
Series 2014
5.00%, 5/01/24	2,540	2,699,233
Series 2016
5.00%, 2/01/24	4,200	4,457,544
Series 2017A
5.00%, 12/01/24	2,060	2,192,190
Series 2017D
5.00%, 11/01/23-11/01/24	13,005	13,817,001
Town of Cortland IL (Town of Cortland IL Spl Tax)
Series 2006
5.50%, 3/01/17 (b)(e)(f)(g)	1,307	261,400

		61,186,916

Indiana - 0.6%
Indiana Bond Bank (JPMorgan Chase & Co.)
Series 2007A
5.25%, 10/15/18-10/15/21	10,780	11,393,790

Louisiana - 0.0%
Juban Parc Community Development District
Series 2006
5.15%, 10/01/14 (b)(e)(f)(g)	1,155	323,400

	Principal Amount (000)	U.S. $ Value
Michigan - 0.2%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue)
Series 2012A
5.00%, 7/01/22	$3,055	$3,343,606

Nevada - 0.4%
County of Clark Department of Aviation (Las Vegas-McCarran International Airport)
AGM Series 2009C
5.00%, 7/01/23	7,400	7,647,234

New Jersey - 3.0%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2011G
5.00%, 9/01/21	3,295	3,485,616
Series 2013
5.00%, 3/01/21-3/01/28	3,945	4,174,456
Series 2015X
5.00%, 6/15/19-6/15/21	23,895	25,324,515
Series 2017D
5.00%, 6/15/30	2,000	2,185,360
New Jersey Transportation Trust Fund Authority
Series 2012A
5.00%, 6/15/22	1,000	1,075,510
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/24-6/15/27	10,000	10,996,850
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2011A
5.00%, 6/15/21	2,195	2,335,283
AMBAC Series 2005B
5.25%, 12/15/23	4,700	5,253,002

		54,830,592

Ohio - 0.2%
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29 (b)	1,305	1,249,537
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Corp.)
Series 2016B
4.375%, 6/01/33 (b)	1,650	1,579,875

		2,829,412

	Principal Amount (000)	U.S. $ Value
Pennsylvania - 1.0%
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group)
Series 2017
5.00%, 7/01/23-7/01/24	$3,775	$4,152,019
Philadelphia Parking Authority (The) (Philadelphia Airport Parking)
Series 2009
5.00%, 9/01/21	11,405	12,099,907
5.25%, 9/01/23	2,435	2,591,376

		18,843,302

Tennessee - 1.0%
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The))
Series 2006A
5.25%, 9/01/21	17,375	18,934,232

Texas - 0.4%
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2018
5.00%, 7/15/28	1,750	1,954,767
Mission Economic Development Corp. (Natgasoline LLC)
Series 2016B
5.75%, 10/01/31 (c)	4,300	4,449,941

		6,404,708

Washington - 0.7%
Port of Seattle WA
Series 2010C
5.00%, 2/01/21	11,085	11,895,979

Total Long-Term Municipal Bonds (cost $1,760,670,930)		1,783,172,337

Short-Term Municipal Notes - 1.3%
New York - 1.0%
Metropolitan Transportation Authority
Series 2015E
1.55%, 11/15/50 (h)	2,000	2,000,000
Series 2017A
1.54%, 11/01/31 (h)	10,100	10,100,000
State of New York
Series 2018A
5.00%, 2/15/19	5,560	5,684,822

		17,784,822

Texas - 0.3%
State of Texas
Series 2017
4.00%, 8/30/18	5,000	5,020,750

	Principal Amount (000)	U.S. $ Value
Total Short-Term Municipal Notes (cost $22,809,187)		$22,805,572

Total Municipal Obligations (cost $1,783,480,117)		1,805,977,909

SHORT-TERM INVESTMENTS - 0.0%
Time Deposit - 0.0%
State Street Time Deposit 0.28%, 7/02/18 (cost $731,090)	$731	731,090

Total Investments - 99.0% (cost $1,784,211,207) (i)		1,806,708,999
Other assets less liabilities - 1.0%		17,811,152

Net Assets - 100.0%		$1,824,520,151

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.94%	USD	169	$(17,427)	$(17,445)	$18
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	93	(9,590)	(9,688)	98
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	1,734	(178,804)	(176,215)	(2,589)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.14	USD	2,554	(12,826)	(153,402)	140,576
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	1,503	(154,985)	(148,254)	(6,731)

						$(373,632)	$(505,004)	$131,372

*	Termination date

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.12% of net assets as of June 30, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2014
4.75%, 1/01/20	11/13/14	$890,000	$879,916	0.05%
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2014
5.25%, 1/01/24	11/13/14	1,250,000	1,190,938	0.07

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate market value of these securities amounted to $13,091,182 or 0.7% of net assets.

(d)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2018 and the aggregate market value of these securities amounted to $9,846,238 or 0.54% of net assets.

(e)	Illiquid security.
(f)	Non-income producing security.
(g)	Defaulted matured security.
(h)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(i)

As of June 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $30,291,024 and gross unrealized depreciation of investments was $(7,661,860), resulting in net unrealized appreciation of $22,629,164.

As of June 30, 2018, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.9% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

New York Municipal Portfolio

June 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,769,593,010		$13,579,327		$1,783,172,337
Short-Term Municipal Notes		– 0	–	22,805,572		– 0	–	22,805,572
Short-Term Investments		– 0	–	731,090		– 0	–	731,090

Total Investments in Securities		– 0	–	1,793,129,672		13,579,327		1,806,708,999
Other Financial Instruments(a):
Assets		– 0	–	– 0	–	– 0	–	– 0	–
Liabilities:
Credit Default Swaps		– 0	–	(373,632)		– 0	–	(373,632)

Total(b)	$	– 0	–	$1,792,756,040		$13,579,327		$1,806,335,367

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Short-Term Municipal Notes			Total
Balance as of 9/30/17	$27,083,617			$4,820,287		$31,903,904
Accrued discounts/(premiums)	(176,493)			(18,061)		(194,554)
Realized gain (loss)	(1,524,241)					(1,524,241)
Change in unrealized appreciation/depreciation	869,282			(2,226)		867,056
Purchases	5,180,827			– 0	–	5,180,827
Sales	(20,766,830)			(4,800,000)		(25,566,830)
Transfers in to Level 3	2,913,165			– 0	–	2,913,165	(a)
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 6/30/18	$13,579,327		$	– 0	–	$13,579,327

Net change in unrealized appreciation/depreciation from investments held as of 6/30/18	$(118,376)		$	– 0	–	$(118,376)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices.

Sanford C. Bernstein Fund, Inc.

Diversified Municipal Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 100.2%
Long-Term Municipal Bonds - 97.8%
Alabama - 1.3%
Alabama Federal Aid Highway Finance Authority
Series 2012
5.00%, 9/01/24 (Pre-refunded/ETM)	$18,230	$20,441,481
Series 2015
5.00%, 9/01/25	1,390	1,605,269
Alabama Public School & College Authority
Series 2014B
5.00%, 1/01/22	3,200	3,531,584
Birmingham Airport Authority (Birmingham-Shuttlesworth Intl Airport)
AGM Series 2010
6.00%, 7/01/21	5,510	5,956,861
Southeast Alabama Gas District (The)
Series 2018A
4.00%, 4/01/49-6/01/49	42,265	45,072,584
Water Works Board of the City of Birmingham (The)
Series 2010A
5.00%, 1/01/21-1/01/22	13,295	14,287,719

		90,895,498

Alaska - 0.8%
Municipality of Anchorage AK
Series 2015B
5.00%, 9/01/21-9/01/24	12,935	14,550,761
Series 2015C
5.00%, 9/01/22-9/01/24	7,370	8,399,559
Series 2015D
5.00%, 9/01/21	3,565	3,904,709
State of Alaska
Series 2016A
5.00%, 8/01/22-8/01/27	26,905	30,978,078

		57,833,107

Arizona - 2.0%
Arizona Board of Regents COP (University of Arizona COP)
Series 2012C
5.00%, 6/01/25	2,365	2,608,075
Arizona Department of Transportation State Highway Fund Revenue
Series 2011A
5.00%, 7/01/24-7/01/25	17,210	18,732,868
Arizona Health Facilities Authority (HonorHealth)
Series 2014A
5.00%, 12/01/23-12/01/24	2,770	3,154,289
Arizona Transportation Board (Arizona Transportation Board Excise Tax)
Series 2016
5.00%, 7/01/20	3,095	3,295,092
City of Glendale AZ (City of Glendale AZ Excise Tax)
Series 2015A
5.00%, 7/01/23-7/01/26	33,315	38,182,836

	Principal Amount (000)	U.S. $ Value
City of Phoenix Civic Improvement Corp.
Series 2010A
5.00%, 7/01/21 (Pre-refunded/ETM)	$4,085	$4,349,912
Series 2017A
5.00%, 7/01/29	3,945	4,529,412
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport)
Series 2010A
5.00%, 7/01/20	3,140	3,338,511
Series 2010C
5.00%, 7/01/23-7/01/25	19,665	20,859,965
County of Maricopa AZ COP
Series 2015
5.00%, 7/01/18	3,290	3,290,000
Salt River Project Agricultural Improvement & Power District
Series 2017A
5.00%, 1/01/29-1/01/31	22,310	26,791,169
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.25%, 12/01/21	1,430	1,568,095
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017B
4.00%, 10/01/23 (a)(b)	9,215	9,263,747

		139,963,971

California - 6.2%
California Econ Recovery
Series 2009A
5.00%, 7/01/19 (Pre-refunded/ETM)	16,765	17,364,014
5.00%, 7/01/20 (Pre-refunded/ETM)	5,675	5,877,768
5.25%, 7/01/21 (Pre-refunded/ETM)	2,735	2,839,450
California State Public Works Board (California State Public Works Board Lease)
Series 2014B
5.00%, 10/01/28	1,225	1,410,931
City of Los Angeles Department of Airports
Series 2010D
5.00%, 5/15/22-5/15/23	24,415	25,957,229
Fresno Unified School District
NATL Series 2002A
6.00%, 2/01/20	3,255	3,473,508
Golden State Tobacco Securitization Corp.
Series 2018A
3.50%, 6/01/36	12,345	12,440,550
Sacramento City Financing Authority (Sacramento City Financing Authority Lease)
Series 1993B
5.40%, 11/01/20	545	570,244
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2009E
5.25%, 5/01/22-5/01/23	10,380	10,706,848
Series 2011C
5.00%, 5/01/22	5,880	6,369,216

	Principal Amount (000)	U.S. $ Value
State of California
Series 2009
5.25%, 10/01/20	$5,085	$5,324,249
Series 2013
5.00%, 11/01/24-11/01/25	43,465	50,112,070
Series 2014
5.00%, 5/01/25-5/01/29	130,465	150,435,143
Series 2015
5.00%, 8/01/22	15,765	17,746,345
State of California Department of Water Resources Power Supply Revenue
Series 2010L
5.00%, 5/01/19	124,720	128,441,645

		439,069,210

Colorado - 1.0%
Centerra Metropolitan District No. 1
Series 2017
5.00%, 12/01/29 (a)(b)	12,180	13,067,191
City & County of Broomfield CO COP
Series 2010
5.00%, 12/01/18 (Pre-refunded/ETM)	5,215	5,291,191
5.00%, 12/01/20 (Pre-refunded/ETM)	3,820	4,112,727
City & County of Denver CO Airport System Revenue
Series 2016A
5.00%, 11/15/23	4,085	4,674,261
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2010A
5.00%, 11/15/21-11/15/23	19,685	21,092,643
Series 2011A
5.50%, 11/15/19	2,290	2,400,653
Series 2012A
5.00%, 11/15/22-11/15/24	6,630	7,320,862
PV Water & Sanitation Metropolitan District
Series 2006
Zero Coupon, 12/15/17 (a)(c)(d)(e)	13,168	2,765,280
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
5.00%, 1/15/21	2,800	2,883,384
5.25%, 1/15/24-7/15/24	7,745	8,013,287
Stapleton Development Corp. (Denver Urban Renewal Authority)
Series 2015B
5.00%, 12/01/19	1,185	1,240,813

		72,862,292

Connecticut - 3.6%
City of Bridgeport CT
Series 2017A
5.00%, 11/01/23-11/01/28	2,420	2,693,825
Series 2017B
5.00%, 8/15/25-8/15/27	12,950	14,546,429
Series 2017C
5.00%, 8/15/24-8/15/28	8,950	10,029,873

	Principal Amount (000)	U.S. $ Value
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.)
Series 2018K-1
5.00%, 7/01/26-7/01/29	$4,400	$4,976,018
Connecticut State Health & Educational Facilities Authority (Yale University)
Series 2017B-2
5.00%, 7/01/37	22,840	24,293,309
State of Connecticut
Series 2013A
5.00%, 10/15/21	3,370	3,647,149
Series 2014A
5.00%, 3/01/28	6,360	6,961,974
Series 2015B
5.00%, 6/15/32	7,345	8,052,617
Series 2015F
5.00%, 11/15/27	1,570	1,751,916
Series 2016A
5.00%, 3/15/20-3/15/29	68,735	74,681,039
Series 2016B
5.00%, 5/15/21	17,090	18,337,912
Series 2016E
5.00%, 10/15/24-10/15/25	20,025	22,448,019
Series 2016G
5.00%, 11/01/19	4,845	5,040,883
Series 2017A
5.00%, 4/15/22	8,450	9,214,133
Series 2017B
5.00%, 4/15/28	2,515	2,865,365
Series 2018C
5.00%, 6/15/26	5,500	6,202,350
Series 2018D
5.00%, 4/15/26	16,645	18,742,936
State of Connecticut Clean Water Fund - State Revolving Fund
Series 2017A
5.00%, 5/01/29-5/01/31	12,000	14,271,330
State of Connecticut Special Tax Revenue
Series 2012
5.00%, 1/01/22-1/01/24	8,575	9,389,791

		258,146,868

Delaware - 0.1%
Delaware River & Bay Authority
Series 2014C
5.00%, 1/01/26-1/01/27	5,470	6,195,560

District of Columbia - 1.3%
District of Columbia
Series 2013A
5.00%, 6/01/25-6/01/27	59,115	66,811,886
District of Columbia (District of Columbia Pers Income Tax)
Series 2012C
5.00%, 12/01/26	5,545	6,211,509

	Principal Amount (000)	U.S. $ Value
Metropolitan Washington Airports Authority
Series 2008A
5.50%, 10/01/18	$6,910	$6,976,267
Series 2010F-1
5.00%, 10/01/20	11,905	12,741,683

		92,741,345

Florida - 5.8%
Brevard County School District COP
Series 2013A
5.00%, 7/01/21-7/01/22	15,275	16,825,096
Citizens Property Insurance Corp.
Series 2011A
5.00%, 6/01/20	6,640	7,032,158
Series 2011A-1
5.00%, 6/01/19	15,975	16,452,333
Series 2012A
5.00%, 6/01/22	27,105	30,051,856
Series 2012A-1
5.00%, 6/01/20-6/01/21	20,875	22,261,499
Series 2015A
5.00%, 6/01/22	1,795	1,971,054
City of Tampa FL Water & Wastewater System Revenue
Series 2011
5.00%, 10/01/26	3,895	4,262,766
Collier County School Board COP
Series 2015
5.00%, 2/15/19	8,560	8,744,126
County of Broward FL Airport System Revenue (Fort Lauderdale Hollywood Intl Airport)
Series 2012Q
5.00%, 10/01/23	5,000	5,566,350
County of Lee FL Airport Revenue (Southwest Florida Intl Airport)
Series 2011A
5.50%, 10/01/23-10/01/24	13,095	14,357,080
5.625%, 10/01/25	2,550	2,793,040
County of Miami-Dade FL
Series 2015A
5.00%, 11/01/20-11/01/21	7,205	7,832,010
Series 2015B
5.00%, 7/01/22	3,715	4,139,290
County of Miami-Dade FL Aviation Revenue
Series 2015A
5.00%, 10/01/22-10/01/24	4,975	5,601,169
Durbin Crossing Community Development District
Series 2006-1
5.25%, 11/01/15 (a)(c)(d)(e)	985	24,625
Duval County School Board COP
Series 2015B
5.00%, 7/01/26	4,280	4,918,319
Florida Department of Environmental Protection
Series 2011B
5.00%, 7/01/20	7,645	8,126,788
Series 2012A
5.00%, 7/01/22	10,225	11,392,797

	Principal Amount (000)	U.S. $ Value
Florida Department of Management Services (Florida Department of Management Services State Lease)
Series 2017A
5.00%, 9/01/18	$11,835	$11,904,826
Florida Municipal Power Agency
Series 2015B
5.00%, 10/01/24-10/01/28	3,765	4,349,881
Florida State Board of Education (State of Florida)
Series 2014A
5.00%, 6/01/22	3,545	3,954,447
Series 2017F
5.00%, 6/01/21	2,775	3,024,889
Florida’s Turnpike Enterprise
Series 2016B
5.00%, 7/01/21-7/01/22	11,640	12,760,747
Greater Orlando Aviation Authority
Series 2017A
5.00%, 10/01/29-10/01/31	13,335	15,336,623
Hillsborough County School Board (Hillsborough County School Board Sales Tax)
AGM Series 2015
5.00%, 10/01/23	2,650	3,012,732
Hillsborough County School Board COP
Series 2015
5.00%, 7/01/26	1,480	1,709,918
Hollywood Community Redevelopment Agency
Series 2015
5.00%, 3/01/20-3/01/23	7,245	7,781,280
JEA Water & Sewer System Revenue
Series 2014A
5.00%, 10/01/25 (Pre-refunded/ETM) (a)	1,565	1,797,465
5.00%, 10/01/25	1,495	1,728,414
Series 2017A
5.00%, 10/01/26	22,290	26,472,496
Manatee County School District COP
Series 2016A
5.00%, 7/01/28-7/01/29	14,010	15,563,172
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25 (b)	11,765	11,965,476
North Broward Hospital District
Series 2017B
5.00%, 1/01/28-1/01/30	8,410	9,343,710
Orange County School Board COP
Series 2014A
5.00%, 8/01/28 (Pre-refunded/ETM)	25,075	29,094,773
5.00%, 8/01/29 (Pre-refunded/ETM)	21,280	24,691,397
Overoaks Community Development District
Series 2004B
5.125%, 5/01/09 (a)(c)(d)(e)	510	43,350
Series 2010A-1
6.125%, 5/01/35 (a)	205	205,269
Series 2010A-2
6.125%, 5/01/35 (a)	460	460,603
Parkway Center Community Development District
Series 2004B
7.00%, 5/01/23 (a)	240	244,762

	Principal Amount (000)	U.S. $ Value
Reedy Creek Improvement District
Series 2013A
5.00%, 6/01/21	$1,820	$1,979,559
Sarasota County School Board COP
Series 2010B
5.00%, 7/01/18	2,350	2,350,000
South Broward Hospital District
Series 2015
5.00%, 5/01/27	3,350	3,785,031
South Miami Health Facilities Authority (Baptist Health South Florida Obligated Group)
Series 2017
5.00%, 8/15/31	5,000	5,757,850
St. Lucie County School Board (St. Lucie County School Board Sales Tax)
AGM Series 2015
5.00%, 10/01/22	3,150	3,493,287
State of Florida
Series 2012B
5.00%, 7/01/18	8,460	8,460,000
State of Florida Lottery Revenue
Series 2016B
5.00%, 7/01/18	3,130	3,130,000
Series 2017A
5.00%, 7/01/25	10,000	11,700,000
Tampa Bay Water
Series 2011A
5.00%, 10/01/23	2,050	2,242,208
Tampa Sports Authority (Tampa Sports Authority Sales Tax)
Series 2015
5.00%, 1/01/21	3,490	3,756,776
Tohopekaliga Water Authority
Series 2016
5.00%, 10/01/24-10/01/25	4,750	5,528,590

		409,981,887

Georgia - 2.2%
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2010B
5.00%, 1/01/20-1/01/22	22,650	23,741,904
Series 2010C
5.00%, 1/01/19	5,000	5,086,650
5.25%, 1/01/20	6,500	6,844,045
5.50%, 1/01/21	7,500	8,168,175
5.75%, 1/01/22-1/01/23	20,000	21,878,840
5.875%, 1/01/24	2,925	3,204,689
Series 2014A
5.00%, 1/01/28	12,250	13,914,162
City of Atlanta GA
Series 2015
5.00%, 12/01/18	2,550	2,587,256
Forsyth County School District
Series 2013
5.00%, 2/01/21	1,625	1,756,674

	Principal Amount (000)	U.S. $ Value
Glynn County School District
Series 2016
5.00%, 8/01/18	$1,195	$1,198,394
Gwinnett County School District
Series 2016
3.00%, 2/01/19	12,430	12,543,237
Main Street Natural Gas, Inc. (Royal Bank of Canada)
Series 2018A
4.00%, 4/01/48	34,710	37,128,593
Series 2018C
4.00%, 8/01/48	18,000	19,263,240

		157,315,859

Hawaii - 1.0%
City & County Honolulu HI Wastewater System Revenue
Series 2009A
5.00%, 7/01/21 (Pre-refunded/ETM)	3,690	3,814,021
5.00%, 7/01/22 (Pre-refunded/ETM)	3,210	3,319,525
Series 2010A
5.00%, 7/01/24	16,500	17,486,370
State of Hawaii
Series 2015E
5.00%, 10/01/22-10/01/23	28,840	32,678,448
Series 2016F
5.00%, 4/01/20-10/01/21	12,540	13,395,896

		70,694,260

Idaho - 0.1%
Idaho Housing & Finance Association (State of Idaho Fed Hwy Grant)
Series 2015A
5.00%, 7/15/21-7/15/23	6,915	7,644,496

Illinois - 5.5%
Chicago Board of Education
Series 2017F
5.00%, 12/01/23	7,000	7,316,540
Series 2018A
4.00%, 12/01/20-12/01/22	17,620	17,722,572
5.00%, 12/01/26	1,000	1,043,190
Series 2018B
4.00%, 12/01/21	1,145	1,151,504
Chicago O’Hare International Airport
Series 2016C
5.00%, 1/01/27	3,020	3,477,379
Chicago Transit Authority
Series 2017
5.00%, 6/01/22	7,460	8,165,286
County of Du Page IL
Series 1993
5.60%, 1/01/21	3,690	3,897,858
Illinois Finance Authority (Adventist Health System/Sunbelt Obligated Group)
NATL Series 1997B
4.995%, 1/01/19 (f)	3,145	3,176,859

	Principal Amount (000)	U.S. $ Value
Illinois Finance Authority (OSF Healthcare System Obligated Group)
Series 2015A
5.00%, 11/15/20-11/15/28	$4,745	$5,211,396
Illinois Municipal Electric Agency
Series 2015A
5.00%, 2/01/27-2/01/29	42,820	48,669,961
Illinois State Toll Highway Authority
Series 2014A
5.00%, 12/01/20-12/01/22	33,375	36,471,449
Series 2014D
5.00%, 1/01/23	1,165	1,306,524
Metropolitan Pier & Exposition Authority
Series 2012B
5.00%, 12/15/20-12/15/28	24,425	25,769,140
5.00%, 6/15/23 (Pre-refunded/ETM) (a)	565	627,020
Metropolitan Water Reclamation District of Greater Chicago
Series 2015D
5.00%, 12/01/20	8,320	8,918,790
Railsplitter Tobacco Settlement Authority
Series 2017
5.00%, 6/01/22	9,240	10,149,678
Regional Transportation Authority (Regional Transportation Authority Sales Tax)
NATL Series 1994C
7.75%, 6/01/20	390	420,307
State of Illinois
Series 2010
5.00%, 1/01/19	10,000	10,128,500
Series 2012
5.00%, 8/01/21-8/01/25	22,260	23,204,689
Series 2013
5.00%, 7/01/19-7/01/20	12,290	12,612,114
5.50%, 7/01/24	5,405	5,816,861
Series 2013A
5.00%, 4/01/23	4,390	4,641,898
Series 2014
5.00%, 5/01/22-5/01/27	45,185	47,713,833
Series 2016
5.00%, 2/01/22-2/01/24	24,860	26,271,145
Series 2017A
5.00%, 12/01/24	8,590	9,141,220
Series 2017D
5.00%, 11/01/24	51,185	54,460,328
State of Illinois (State of Illinois Ded Tax)
AMBAC Series 1991
6.25%, 12/15/20	1,245	1,289,559
State of Illinois (State of Illinois Sales Tax)
Series 2016A
4.00%, 6/15/19	5,090	5,185,285
Series 2016C
5.00%, 6/15/22	2,525	2,756,012

	Principal Amount (000)	U.S. $ Value
Town of Cortland IL (Town of Cortland IL Spl Tax)
Series 2006
5.50%, 3/01/17 (a)(c)(d)(e)	$5,078	$1,015,600

		387,732,497

Iowa - 0.1%
Iowa Finance Authority (Iowa Finance Authority SRF)
Series 2015
5.00%, 8/01/18	5,610	5,625,989

Kansas - 0.3%
City of Junction City KS
Series 2016A
5.00%, 9/01/20-9/01/23	14,160	15,552,069
City of Wichita KS Water & Sewer Utility Revenue
Series 2016B
5.00%, 10/01/18-10/01/19	5,255	5,367,035

		20,919,104

Kentucky - 2.0%
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group)
Series 2017B
5.00%, 8/15/29	1,000	1,117,010
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 6/01/28-6/01/30	8,620	9,541,031
Kentucky Public Energy Authority (Morgan Stanley)
Series 2018A
4.00%, 4/01/48	91,540	97,578,894
Kentucky Turnpike Authority
Series 2012A
5.00%, 7/01/26 (Pre-refunded/ETM)	8,490	9,466,605
Series 2016A
5.00%, 7/01/21-7/01/27	19,425	22,118,194
Louisville & Jefferson County Metropolitan Sewer District
Series 2017A
5.00%, 5/15/19	5,730	5,904,478

		145,726,212

Louisiana - 0.5%
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge (City of Baton Rouge / Parish of East Baton Rouge LA Sales Tax)
Series 2015
5.00%, 8/01/27-8/01/28	8,985	10,305,559
Louisiana Local Government Environmental Facilities & Community Development Auth
Series 2010
5.00%, 10/01/21 (Pre-refunded/ETM)	6,415	6,860,009
5.00%, 10/01/25 (Pre-refunded/ETM)	2,000	2,138,740
Series 2010A
5.00%, 10/01/23 (Pre-refunded/ETM)	7,720	8,255,536

	Principal Amount (000)	U.S. $ Value
Orange Grove Community Development District
Series 2006
5.30%, 11/01/21 (a)(c)(d)(g)	$1,695	$288,150
St. Tammany Parish Finance Authority (Christwood)
Series 2015
5.25%, 11/15/29 (a)	1,200	1,303,176
State of Louisiana Gasoline & Fuels Tax Revenue
Series 2015B
5.00%, 5/01/25	3,250	3,759,178

		32,910,348

Maine - 0.0%
Maine Municipal Bond Bank
Series 2014A
5.00%, 9/01/25	1,000	1,137,000

Maryland - 1.0%
City of Baltimore MD
Series 2017B
5.00%, 10/15/24-10/15/27	26,185	30,893,261
City of Baltimore MD (Baltimore Hotel Corp.)
Series 2017
5.00%, 9/01/25-9/01/26	2,000	2,262,340
County of Anne Arundel MD
Series 2013
5.00%, 4/01/20	4,415	4,669,746
State of Maryland
Series 2012
5.00%, 3/15/20	1,905	2,012,156
Series 2014B
5.00%, 8/01/20	17,930	19,144,040
Series 2016E
5.00%, 6/01/19	10,240	10,566,758
University System of Maryland
Series 2017A
5.00%, 4/01/21	1,125	1,220,006

		70,768,307

Massachusetts - 2.2%
Commonwealth of Massachusetts
Series 2013B
5.00%, 8/01/20	26,465	28,251,387
Series 2014C
5.00%, 8/01/20	1,045	1,115,538
Series 2016B
5.00%, 7/01/23	3,865	4,397,752
Series 2017C
5.00%, 10/01/22-10/01/26	30,895	35,787,817
AGM Series 2006C
3.284%, 11/01/19 (f)	1,815	1,831,117
Commonwealth of Massachusetts (Commonwealth of Massachusetts Fuel Tax)
Series 2013
5.00%, 6/15/20	1,040	1,105,135
Series 2014
5.00%, 6/15/20	7,170	7,619,057

	Principal Amount (000)	U.S. $ Value
Massachusetts Development Finance Agency (Partners Healthcare System, Inc.)
Series 2017S
5.00%, 7/01/25-7/01/31	$49,110	$57,930,112
Massachusetts Health & Educational Facilities Authority (President & Fellows of Harvard College)
Series 1991N
6.25%, 4/01/20	2,820	3,043,090
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2012A
5.00%, 8/15/22-8/15/23	10,680	11,961,772

		153,042,777

Michigan - 3.3%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue)
Series 2012A
5.00%, 7/01/19-7/01/20	20,980	21,810,541
Great Lakes Water Authority Water Supply System Revenue
Series 2016C
5.00%, 7/01/24-7/01/25	12,505	14,285,709
Lake Orion Community School District
Series 2016
5.00%, 5/01/24	2,915	3,331,612
Michigan Finance Authority (City of Detroit MI Income Tax)
Series 2015F
3.40%, 10/01/20	500	508,105
3.60%, 10/01/21	500	511,995
3.80%, 10/01/22	500	515,410
3.875%, 10/01/23	2,000	2,065,600
4.00%, 10/01/24	3,000	3,148,620
4.50%, 10/01/29	12,065	12,722,060
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue)
AGM Series 2014C
5.00%, 7/01/25-7/01/27	39,940	45,104,427
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue)
AGM Series 2014D2
5.00%, 7/01/24-7/01/27	54,330	61,436,963
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/27	4,990	5,479,269
Michigan Finance Authority (Trinity Health Credit Group)
Series 2015
5.00%, 12/01/23-12/01/25	13,075	14,987,969
5.50%, 12/01/26-12/01/27	7,220	8,540,242

	Principal Amount (000)	U.S. $ Value
South Lyon Community Schools
Series 2016
5.00%, 5/01/22	$3,060	$3,388,216
State of Michigan Trunk Line Revenue
Series 2009
5.00%, 11/01/19-11/01/23	11,510	12,021,488
University of Michigan
Series 2017A
5.00%, 4/01/20	1,670	1,766,075
Walled Lake Consolidated School District
Series 2015
5.00%, 5/01/20	4,635	4,896,970
Wayne State University
Series 2009A
5.00%, 11/15/21 (Pre-refunded/ETM) (a)	1,190	1,243,134
5.00%, 11/15/21-11/15/23	6,125	6,377,069
5.00%, 11/15/22 (Pre-refunded/ETM) (a)	4,380	4,575,567
5.00%, 11/15/23 (Pre-refunded/ETM) (a)	2,405	2,512,384

		231,229,425

Minnesota - 0.7%
City of Minneapolis MN
Series 2017
4.00%, 12/01/19	7,710	7,971,446
State of Minnesota
Series 2015B
5.00%, 8/01/22	3,745	4,196,834
Series 2016B
5.00%, 8/01/19	10,000	10,366,100
Series 2016D
5.00%, 8/01/20	20,550	21,945,756
Stillwater Independent School District No. 834
Series 2015A
5.00%, 2/01/24	4,190	4,797,844

		49,277,980

Missouri - 0.2%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group)
Series 2017A
5.00%, 3/01/25-3/01/28	2,820	3,130,109
City of Springfield MO Public Utility Revenue
Series 2012
5.00%, 12/01/18-12/01/19	7,290	7,438,644
Missouri Joint Municipal Electric Utility Commission
Series 2014
5.00%, 1/01/25	2,630	3,015,111

		13,583,864

Montana - 0.2%
Montana Facility Finance Authority (Benefis Health System Obligated Group)
Series 2016
5.00%, 2/15/25-2/15/28	15,015	17,314,507

	Principal Amount (000)	U.S. $ Value
Nevada - 2.5%
City of Las Vegas NV
Series 2015C
5.00%, 9/01/20-9/01/26	$18,625	$20,707,353
Clark County School District
Series 2015B
5.00%, 6/15/22	17,785	19,658,827
Series 2016D
5.00%, 6/15/24	26,915	30,661,299
County of Clark Department of Aviation (Las Vegas-McCarran International Airport)
AGM Series 2009C
5.00%, 7/01/24	9,175	9,479,701
County of Clark NV
Series 2015A
5.00%, 7/01/18	8,955	8,955,000
Series 2016A
5.00%, 11/01/24	7,080	8,190,498
Series 2016B
5.00%, 11/01/18-11/01/23	26,280	28,588,274
Series 2017
5.00%, 6/01/24	6,530	7,510,806
County of Clark NV (County of Clark NV Fuel Tax)
Series 2011
5.00%, 7/01/19	8,390	8,670,310
Las Vegas Valley Water District
Series 2015B
4.00%, 12/01/18	4,240	4,284,605
Series 2016B
5.00%, 6/01/28	4,590	5,358,733
State of Nevada
Series 2014A
5.00%, 4/01/21	15,245	16,515,366
Series 2015D
5.00%, 4/01/23	10,205	11,539,406

		180,120,178

New Jersey - 6.5%
New Jersey Economic Development Authority
Series 2011EE
5.00%, 9/01/20 (Pre-refunded/ETM) (a)	4,640	4,952,226
5.50%, 9/01/21 (Pre-refunded/ETM) (a)	990	1,080,407
Series 2011G
5.00%, 9/01/20 (Pre-refunded/ETM)	2,605	2,780,290
Series 2013NN
5.00%, 3/01/20 (Pre-refunded/ETM) (a)	1,530	1,612,314
New Jersey Economic Development Authority (College Avenue Redevelopment Associates LLC)
Series 2013
5.00%, 6/15/25-6/15/26	4,500	5,069,585
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2011EE
5.00%, 9/01/20	1,720	1,806,894
5.50%, 9/01/21	370	396,118
Series 2011G

	Principal Amount (000)	U.S. $ Value
5.00%, 9/01/20	$290	$304,651
Series 2013
5.00%, 3/01/20	13,965	14,563,959
Series 2014P
5.00%, 6/15/20	1,425	1,495,709
Series 2014U
5.00%, 6/15/20-6/15/21	14,200	15,025,230
Series 2015X
5.00%, 6/15/19	10,585	10,880,216
Series 2017B
5.00%, 11/01/20-11/01/21	33,960	36,201,977
Series 2018A
5.00%, 6/15/32-6/15/33	11,055	12,055,959
Series 2018C
5.00%, 6/15/32-6/15/33	4,995	5,451,166
AMBAC Series 2005K
5.25%, 12/15/20	2,340	2,494,838
New Jersey Economic Development Authority (NYNJ Link Borrower LLC)
Series 2013
5.00%, 1/01/22	1,075	1,168,525
5.50%, 1/01/26-1/01/27	2,000	2,259,110
New Jersey Economic Development Authority (Port Newark Container Terminal LLC)
Series 2017
5.00%, 10/01/21-10/01/25	9,515	10,442,481
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease)
Series 2017
5.00%, 10/01/24-10/01/26	11,055	12,173,108
New Jersey Health Care Facilities Financing Authority (Trinitas Regional Medical Center Obligated Group)
Series 2017A
5.00%, 7/01/20-7/01/21	3,750	3,994,765
New Jersey Infrastructure Bank
Series 2015
5.00%, 9/01/20-9/01/22	23,625	25,845,201
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/19-9/15/21	44,100	46,404,682
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/27-6/15/28	9,405	10,368,360
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2006A
5.25%, 12/15/20	3,730	3,966,743
5.50%, 12/15/21	6,155	6,706,242
Series 2011B
5.00%, 6/15/20	1,310	1,372,448
Series 2013A
5.00%, 6/15/20	3,960	4,148,773

	Principal Amount (000)	U.S. $ Value
New Jersey Turnpike Authority
Series 2012B
5.00%, 1/01/26-1/01/27	$12,700	$14,101,310
Series 2014A
5.00%, 1/01/27-1/01/29	75,940	86,042,161
Series 2014C
5.00%, 1/01/24	14,720	16,817,453
Series 2017A
5.00%, 1/01/29	7,235	8,419,008
Series 2017B
5.00%, 1/01/29-1/01/31	39,985	47,036,799
AGM Series 2005D-3
5.25%, 1/01/26	14,770	17,429,782
Tobacco Settlement Financing Corp./NJ
Series 2018A
5.00%, 6/01/19-6/01/28	24,625	27,255,996

		462,124,486

New York - 13.8%
City of New York NY
Series 2009C
5.00%, 8/01/20-8/01/22	15,190	15,755,581
Series 2010B
5.00%, 8/01/19	12,225	12,677,936
Series 2013B
5.00%, 8/01/19	34,575	35,856,004
Series 2013I
5.00%, 8/01/19	7,260	7,528,983
Series 2013J
5.00%, 8/01/19-8/01/20	16,575	17,237,063
Series 2014A
5.00%, 8/01/27	1,130	1,296,585
Series 2015A
5.00%, 8/01/22-8/01/23	12,040	13,500,799
Series 2015B
5.00%, 8/01/23	6,370	7,255,239
County of Nassau NY
Series 2017C
5.00%, 10/01/26	8,840	10,305,053
Metropolitan Transportation Authority
Series 2012D
5.00%, 11/15/28	6,890	7,634,258
Series 2012E
5.00%, 11/15/24 (Pre-refunded/ETM)	6,055	6,846,025
Series 2012F
5.00%, 11/15/22-11/15/26	55,610	62,057,315
Series 2012H
5.00%, 11/15/26 (Pre-refunded/ETM) (a)	3,335	3,770,684
5.00%, 11/15/26	2,730	3,033,303
Series 2013B
5.00%, 11/15/26 (Pre-refunded/ETM)	9,505	10,959,455
Series 2014A
5.00%, 11/15/26 (Pre-refunded/ETM)	4,205	4,848,449
5.00%, 11/15/27 (Pre-refunded/ETM)	4,040	4,658,201
Series 2014C
5.00%, 11/15/27 (Pre-refunded/ETM)	5,000	5,853,250
Series 2017C
5.00%, 11/15/30-11/15/31	79,840	93,938,031

	Principal Amount (000)	U.S. $ Value
Series 2018B
5.00%, 5/15/20	$12,770	$13,481,289
AGC Series 2003B
5.25%, 11/15/20	8,415	9,100,822
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax)
Series 2012A
5.00%, 11/15/27	4,505	5,037,311
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2011A
5.00%, 11/01/22-11/01/25	34,430	37,741,192
Series 2011C
5.00%, 11/01/19-11/01/25	23,420	25,369,278
Series 2012A
5.00%, 8/01/25	12,345	13,736,899
Series 2012B
5.00%, 11/01/23-11/01/26	55,535	62,247,685
Series 2012E
5.00%, 11/01/21	8,545	9,415,479
Series 2015C
5.00%, 11/01/18	2,090	2,115,164
Series 2017
5.00%, 11/01/26	5,570	6,620,056
Series 2017B
5.00%, 8/01/30-8/01/31	18,535	21,779,915
New York State Dormitory Authority
Series 2009G
5.00%, 3/15/19 (Pre-refunded/ETM)	2,900	2,971,572
5.00%, 3/15/20 (Pre-refunded/ETM)	8,465	8,673,916
5.00%, 3/15/21 (Pre-refunded/ETM)	2,500	2,561,700
New York State Dormitory Authority (New York State Dormitory Authority Lease)
Series 2009A
5.00%, 7/01/19-7/01/24	25,150	26,003,643
New York State Dormitory Authority (New York University)
NATL Series 1998A
6.00%, 7/01/18	2,865	2,865,000
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2011E
5.00%, 8/15/21	3,880	4,253,372
Series 2012A
5.00%, 12/15/22	20,745	23,429,196
Series 2012B
5.00%, 3/15/22	21,800	24,211,298
Series 2013A
5.00%, 2/15/20	4,635	4,892,289
Series 2014C
5.00%, 3/15/27	2,015	2,292,466
Series 2017A
5.00%, 2/15/21	52,790	57,186,879
Series 2017B
5.00%, 2/15/29	17,975	21,200,254

	Principal Amount (000)	U.S. $ Value
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
AMBAC Series 2001A
2.714%, 5/01/34 (h)	$6,800	$6,799,932
AMBAC Series 2001B
2.575%, 10/01/36 (h)	11,000	10,959,960
2.603%, 10/01/36 (h)	11,425	11,383,413
XLCA Series 2004A
2.562%, 1/01/39 (h)	10,000	9,959,200
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.)
AMBAC Series 1985C
5.25%, 12/01/25 (h)	70	70,000
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2012A
5.00%, 4/01/23	17,940	19,933,493
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2013A
5.00%, 5/01/19	3,055	3,142,312
New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2013C
5.00%, 3/15/25-3/15/26	63,625	71,481,519
Series 2013D
5.00%, 3/15/23	32,000	36,239,040
Series 2016A
5.00%, 3/15/24	4,010	4,615,229
New York Transportation Development Corp. (American Airlines, Inc.)
Series 2016
5.00%, 8/01/19	4,100	4,222,877
New York Transportation Development Corp. (Delta Air Lines, Inc.)
Series 2018
5.00%, 1/01/27-1/01/29	74,370	84,729,427
Port Authority of New York & New Jersey
Series 2013-178
5.00%, 12/01/28	3,335	3,722,227

		979,457,518

North Carolina - 0.2%
North Carolina Eastern Municipal Power Agency
Series 1988A
6.00%, 1/01/26 (Pre-refunded/ETM)	1,720	1,958,581
Series 2012B
5.00%, 1/01/21 (Pre-refunded/ETM)	13,270	14,311,430

		16,270,011

North Dakota - 0.1%
County of Ward ND (Trinity Health Obligated Group)
Series 2017C
5.00%, 6/01/28-6/01/30	5,000	5,631,510

	Principal Amount (000)	U.S. $ Value
Ohio - 3.5%
City of Columbus /OH
Series 2013-1
5.00%, 7/01/20	$4,580	$4,876,097
County of Allen /OH Hospital Facilities Revenue (Mercy Health/OH)
Series 2017A
5.00%, 8/01/26-8/01/28	20,420	23,536,854
County of Cuyahoga /OH (County of Cuyahoga OH Lease)
Series 2010F
5.00%, 12/01/19-12/01/24	93,725	100,452,099
County of Cuyahoga /OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/26-2/15/27	5,455	6,025,215
County of Franklin /OH (Nationwide Children’s Hospital, Inc.)
Series 2017A
5.00%, 11/01/29-11/01/31	3,100	3,646,197
Hamilton County Convention Facilities Authority (Hamilton County Convention Facilities Authority Lease)
Series 2014
5.00%, 12/01/22-12/01/23	3,440	3,823,857
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33 (a)	2,330	2,230,975
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Corp.)
Series 2016B
4.375%, 6/01/33 (a)	6,325	6,056,188
State of Ohio
Series 2011A
5.00%, 8/01/20-8/01/21	57,430	61,808,464
State of Ohio Major New State Infrastructure Project
Series 20181
4.00%, 12/15/19	19,880	20,552,342
5.00%, 12/15/20	8,675	9,337,336
University of Cincinnati
Series 2010F
5.00%, 6/01/20-6/01/21	6,795	7,223,341
University of Toledo
Series 2010
5.00%, 6/01/21 (Pre-refunded/ETM)	2,610	2,772,264

		252,341,229

Oklahoma - 0.2%
Comanche County Memorial Hospital
Series 2015
5.00%, 7/01/20-7/01/28	9,270	9,731,316
McGee Creek Authority
NATL Series 1992
6.00%, 1/01/23	2,280	2,471,588

		12,202,904

	Principal Amount (000)	U.S. $ Value
Oregon - 0.5%
City of Portland OR Sewer System Revenue
Series 2013A
5.00%, 8/01/22	$8,685	$9,725,636
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront)
Series 2014A
5.00%, 10/01/24 (a)	1,000	1,095,770
Port of Portland OR (Portland Intl Airport)
Series 2010-20C
5.00%, 7/01/23	1,405	1,488,429
State of Oregon Department of Administrative Services
Series 2009D
5.00%, 11/01/21 (Pre-refunded/ETM) (a)	4,025	4,199,645
5.00%, 11/01/22 (Pre-refunded/ETM) (a)	3,120	3,255,377
5.00%, 11/01/23 (Pre-refunded/ETM) (a)	1,115	1,163,380
State of Oregon Department of Administrative Services COP
Series 2009D
5.00%, 11/01/21-11/01/23	10,275	10,720,475
Tri-County Metropolitan Transportation District of Oregon
Series 2018A
5.00%, 10/01/28	2,335	2,752,895

		34,401,607

Pennsylvania - 7.2%
Allegheny County Sanitary Authority
Series 2015
5.00%, 12/01/23	3,500	3,978,170
Beaver County Industrial Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 1/01/35 (a)	2,120	2,029,900
City of Philadelphia PA
Series 2013A
5.00%, 7/15/19-7/15/21	4,495	4,790,031
AGM Series 2017A
5.00%, 8/01/27-8/01/32	46,290	52,929,277
City of Philadelphia PA Airport Revenue (Philadelphia Intl Airport)
Series 2010A
5.00%, 6/15/21	6,225	6,591,403
Series 2010D
5.00%, 6/15/19-6/15/20	18,065	18,830,820
Series 2011A
5.00%, 6/15/19	4,025	4,148,849
City of Philadelphia PA Water & Wastewater Revenue
Series 2016
5.00%, 10/01/24-10/01/26	17,425	20,260,678
Commonwealth of Pennsylvania
Series 2016
5.00%, 9/15/24	9,575	10,876,817

	Principal Amount (000)	U.S. $ Value
Series 2017
5.00%, 1/01/25-1/01/27	$135,480	$154,095,281
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group)
Series 2017
5.00%, 7/01/25	6,000	6,660,120
Montgomery County Higher Education & Health Authority (Philadelphia Presbytery Homes Obligated Group)
Series 2017
5.00%, 12/01/27-12/01/32	5,000	5,585,954
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group)
Series 2018
5.00%, 9/01/26-9/01/30	10,650	12,386,779
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Unemployment)
Series 2012A
5.00%, 7/01/18-7/01/19	27,985	28,757,440
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 6/30/26-12/31/28	51,190	57,556,326
Pennsylvania Turnpike Commission
Series 2009B
5.00%, 6/01/19	10,000	10,301,600
5.00%, 6/01/20 (Pre-refunded/ETM)	5,425	5,594,585
Series 2017B
5.00%, 6/01/28-6/01/30	13,255	15,043,436
Philadelphia Parking Authority (The) (Philadelphia Airport Parking)
Series 2009
5.00%, 9/01/18-9/01/20	24,730	25,895,641
5.125%, 9/01/22	9,080	9,641,235
Southeastern Pennsylvania Transportation Authority
Series 2010
5.00%, 3/01/23 (Pre-refunded/ETM) (a)	3,870	4,074,955
5.00%, 3/01/23-3/01/24	2,830	2,976,255
5.00%, 3/01/24 (Pre-refunded/ETM) (a)	5,545	5,838,663
State Public School Building Authority (School District of Philadelphia (The))
Series 2016D
5.00%, 9/01/24	8,360	9,388,865
Series 2016F
5.00%, 9/01/23-9/01/24	29,155	32,685,806

		510,918,886

Puerto Rico - 0.1%
Puerto Rico Sales Tax Financing Corp.
Series 2009A
5.375%, 8/01/20 (Pre-refunded/ETM)	10,315	10,729,250

	Principal Amount (000)	U.S. $ Value
Rhode Island - 0.5%
Rhode Island Commerce Corp.
Series 2016B
5.00%, 6/15/27	$10,565	$12,325,869
Rhode Island Depositors Economic Protection Corp.
Series 1993A
6.375%, 8/01/22 (Pre-refunded/ETM) (a)	5,780	6,753,063
AGM Series 1993A
5.50%, 8/01/20 (Pre-refunded/ETM)	1,500	1,598,625
Tobacco Settlement Financing Corp./RI
Series 2015A
5.00%, 6/01/21-6/01/23	14,635	16,077,241

		36,754,798

South Carolina - 0.1%
Kershaw County School District/SC
Series 2015
5.00%, 12/01/21	1,185	1,291,804
SCAGO Educational Facilities Corp. for Pickens School District (SCAGO Educational Facilities Corp. for Pickens School District Lease)
Series 2015
5.00%, 12/01/22-12/01/27	7,000	7,931,690
South Carolina Public Service Authority
Series 2016A
5.00%, 12/01/30	1,435	1,584,671

		10,808,165

South Dakota - 0.1%
South Dakota Health & Educational Facilities Authority (Regional Health System Obligated Group/SD)
Series 2017
5.00%, 9/01/29-9/01/30	7,025	8,124,198

Tennessee - 0.8%
Tennessee Energy Acquisition Corp.
Series 2017A
4.00%, 5/01/48	50,910	54,218,132
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The))
Series 2006A
5.25%, 9/01/21	2,115	2,304,800

		56,522,932

Texas - 9.1%
Austin Independent School District
Series 2014B
5.00%, 8/01/20-8/01/21	6,700	7,191,112
Bell County Health Facility Development Corp.
Series 1989
6.50%, 7/01/19 (Pre-refunded/ETM)	275	281,504
Brownsville Independent School District
Series 2013A
5.00%, 2/15/19	4,000	4,086,800

	Principal Amount (000)	U.S. $ Value
Central Texas Turnpike System
Series 2015A
5.00%, 8/15/42	$19,480	$20,455,753
Series 2015C
5.00%, 8/15/23-8/15/25	4,860	5,466,570
City of Dallas TX
Series 2014
5.00%, 2/15/21	7,500	8,092,575
Series 2015
5.00%, 2/15/21	3,240	3,495,992
City of Garland TX
Series 2010
5.00%, 2/15/24	3,800	3,995,320
City of Houston TX
Series 2017A
5.00%, 3/01/25	16,370	18,931,578
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2015
5.00%, 9/01/23-9/01/25	3,800	4,302,352
City of Houston TX Airport System Revenue
Series 2009A
5.00%, 7/01/21	2,090	2,095,392
AGM Series 2000P
3.801%, 7/01/30 (h)	10,650	10,650,000
XLCA Series 2002C
4.18%, 7/01/32 (h)	425	425,000
XLCA Series 2002D
4.19%, 7/01/32 (h)	2,550	2,550,000
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2015B
5.00%, 7/15/20	6,400	6,738,688
Series 2018
5.00%, 7/15/28	9,135	10,203,886
City of Houston TX Combined Utility System Revenue
Series 2014C
5.00%, 5/15/23-5/15/28	24,850	28,270,570
City of San Antonio TX
Series 2014
5.00%, 2/01/21	3,905	4,215,252
City of San Antonio TX Electric & Gas Systems Revenue
Series 2009D
5.00%, 2/01/20	47,315	48,247,105
City of Waco TX
Series 2015
5.00%, 2/01/21	5,505	5,929,380
County of Harris TX
Series 2010A
5.00%, 10/01/23-10/01/25	17,725	18,966,420
Dallas Independent School District
Series 2011
5.00%, 2/15/22	5,165	5,580,008
Dallas/Fort Worth International Airport
Series 2012F
5.00%, 11/01/21-11/01/25	17,905	19,083,428

	Principal Amount (000)	U.S. $ Value
Series 2014A
5.25%, 11/01/28	$11,550	$12,898,693
Denton Independent School District
5.00%, 8/15/27	1,220	1,421,105
Grand Parkway Transportation Corp.
5.00%, 2/01/23	84,825	94,214,279
Harris County Hospital District
Series 2016
5.00%, 2/15/20-2/15/27	7,155	7,839,956
Houston Independent School District
Series 2016A
5.00%, 2/15/23	5,070	5,723,117
Irving Hospital Authority (Baylor Medical Center at Irving)
Series 2017A
5.00%, 10/15/26-10/15/31	3,220	3,612,897
Mission Economic Development Corp. (Natgasoline LLC)
Series 2016B
5.75%, 10/01/31 (b)	8,580	8,879,185
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Corpus Christi I LLC)
Series 2017A
5.00%, 4/01/28	1,130	1,272,086
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Obligated Group)
Series 2017A
5.00%, 8/15/25-8/15/28	7,250	8,502,753
North Texas Tollway Authority
Series 2011D
5.00%, 9/01/24 (Pre-refunded/ETM) (a)	5,000	5,457,150
5.25%, 9/01/25 (Pre-refunded/ETM) (a)	18,130	19,925,776
5.25%, 9/01/26 (Pre-refunded/ETM) (a)	17,810	19,574,080
Series 2014A
5.00%, 1/01/21-1/01/24	16,745	18,511,691
Series 2015B
5.00%, 1/01/23-1/01/28	12,275	14,030,716
Plano Independent School District
Series 2017
5.00%, 2/15/20	4,855	5,112,509
San Antonio Water System
Series 2011A
5.00%, 5/15/23-5/15/26	21,200	22,422,723
Series 2013E
5.00%, 5/15/25	3,000	3,384,120
Spring Branch Independent School District
Series 2015A
5.00%, 2/01/23-2/01/24	6,715	7,627,243
Series 2015B
5.00%, 2/01/23-2/01/24	10,435	11,849,961
Spring Independent School District
Series 2011
5.00%, 8/15/20-8/15/21	8,365	8,935,372
State of Texas
Series 2011
5.00%, 10/01/22-10/01/25	33,370	36,616,293

	Principal Amount (000)	U.S. $ Value
5.00%, 10/01/23 (Pre-refunded/ETM) (a)	$5,500	$6,004,790
5.00%, 10/01/24 (Pre-refunded/ETM) (a)	5,440	5,939,283
5.00%, 10/01/25 (Pre-refunded/ETM) (a)	3,025	3,302,635
Series 2014A
5.00%, 10/01/23	13,680	15,632,683
Series 2015A
5.00%, 10/01/23	10,615	12,130,185
Texas Transportation Commission State Highway Fund
Series 2015
5.00%, 10/01/23	16,920	19,326,024
University of Houston System
Series 2017A
5.00%, 2/15/19-2/15/21	19,955	21,070,128
University of Texas System (The)
Series 2016D
5.00%, 8/15/25	5,580	6,555,719

		647,027,837

Utah - 0.2%
Alpine School District/UT
Series 2017
5.00%, 3/15/20	6,985	7,373,087
Davis School District
Series 2017
5.00%, 6/01/22	1,015	1,131,827
Utah Transit Authority (Utah Transit Authority Sales Tax)
Series 2015A
5.00%, 6/15/26-6/15/28	5,455	6,284,193

		14,789,107

Virginia - 2.1%
Virginia College Building Authority (Virginia College Building Authority State Lease)
Series 2015A
5.00%, 2/01/23	4,345	4,896,207
Series 2015B
5.00%, 9/01/20-9/01/22	35,675	39,049,704
Series 2017E
5.00%, 2/01/26-2/01/27	64,870	76,727,128
Virginia Commonwealth Transportation Board (Virginia Commonwealth Transportation Board State Lease)
Series 2017
5.00%, 5/15/19-5/15/20	12,455	13,029,016
Series 2017B
5.00%, 5/15/19	6,860	7,066,486
Virginia Public School Authority (Virginia Public School Authority State Lease)
Series 2017V
5.00%, 4/15/19	9,855	10,124,731

		150,893,272

	Principal Amount (000)	U.S. $ Value
Washington - 8.3%
Chelan County Public Utility District No. 1
Series 2011A
5.00%, 7/01/20	$3,110	$3,300,332
Series 2011B
5.00%, 7/01/21	5,000	5,408,100
5.25%, 7/01/22	3,670	3,996,006
City of Seattle WA Drainage & Wastewater Revenue
Series 2016
5.00%, 4/01/20	3,910	4,136,311
City of Seattle WA Municipal Light & Power Revenue
Series 2016B
5.00%, 4/01/26	4,280	5,058,703
Series 2016C
5.00%, 10/01/21	11,130	12,225,081
City of Seattle WA Water System Revenue
Series 2017
5.00%, 8/01/20-8/01/22	9,440	10,277,470
County of Cowlitz WA (County of Cowlitz WA Spl Swr)
NATL Series 2002
5.50%, 11/01/19	985	1,011,093
County of King WA
Series 2015
5.00%, 7/01/23	2,485	2,831,334
County of King WA Sewer Revenue
Series 2011B
5.00%, 1/01/23 (Pre-refunded/ETM) (a)	1,160	1,246,617
5.00%, 1/01/23	3,255	3,495,577
Energy Northwest
Series 2012A
5.00%, 7/01/18 (Pre-refunded/ETM)	37,885	37,885,000
Energy Northwest (Bonneville Power Administration)
Series 2012A
5.00%, 7/01/18-7/01/21	58,560	61,041,155
Series 2016A
5.00%, 7/01/25-7/01/27	50,640	59,529,019
Series 2017A
5.00%, 7/01/28-7/01/29	29,545	35,107,190
Franklin County School District No. 1 Pasco
Series 2015
5.00%, 12/01/23	4,750	5,437,943
Grant County Public Utility District No. 2
Series 2011I
5.00%, 1/01/20 (Pre-refunded/ETM)	1,780	1,868,484
5.00%, 1/01/21 (Pre-refunded/ETM)	6,570	7,085,614
5.00%, 1/01/23 (Pre-refunded/ETM)	5,375	5,796,830
King County School District No. 45 Bellevue
Series 2014
5.00%, 12/01/18	2,415	2,450,766
King County School District No. 49 Tahoma
Series 2015
5.00%, 12/01/22	2,710	3,051,568
Pierce County School District No. 320 Sumner
Series 2017
5.00%, 12/01/21	3,305	3,637,186

	Principal Amount (000)	U.S. $ Value
Port of Seattle WA
Series 2010B
5.00%, 6/01/22	$1,995	$2,108,954
Series 2015C
5.00%, 4/01/21-4/01/23	3,570	3,915,643
Series 2018A
5.00%, 5/01/25	8,320	9,516,749
Series 2018B
5.00%, 5/01/25	4,695	5,370,329
Snohomish County School District No. 2 Everett
Series 2014
5.00%, 12/01/21	3,600	3,969,360
State of Washington
Series 2012
5.00%, 7/01/22-7/01/23	27,935	31,154,465
Series 2012R
5.00%, 7/01/23-7/01/24	22,715	25,287,293
Series 20152
5.00%, 7/01/20-7/01/23	51,080	55,990,699
Series 2015A-1
5.00%, 8/01/22-8/01/23	27,765	31,385,082
Series 2015B
5.00%, 2/01/22	4,480	4,953,178
Series 2017R
5.00%, 8/01/22	7,700	8,612,989
State of Washington (State of Washington Fed Hwy Grant)
Series 2012F-1
5.00%, 9/01/21-9/01/23	36,690	40,391,898
Series 2013C
5.00%, 9/01/19	6,060	6,290,219
State of Washington COP
Series 2015
5.00%, 7/01/18	3,565	3,565,000
Series 2015C
5.00%, 7/01/21-7/01/23	26,825	29,979,270
Washington Health Care Facilities Authority (MultiCare Health System)
Series 2015B
5.00%, 8/15/28-8/15/30	31,550	36,039,588
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group)
Series 2017
5.00%, 8/15/25-8/15/30	15,880	18,015,984

		592,424,079

West Virginia - 0.3%
West Virginia Economic Development Authority
Series 2017
5.00%, 6/15/19-6/15/22	16,360	17,602,915
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group)
AGM Series 2004C
2.77%, 2/15/34 (h)	3,200	3,063,328

		20,666,243

	Principal Amount (000)	U.S. $ Value
Wisconsin - 0.3%
State of Wisconsin Environmental Improvement Fund Revenue
Series 2017A
5.00%, 6/01/19	$15,550	$16,044,801
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24	1,000	1,103,280
Wisconsin Public Finance Authority (Mary’s Woods at Marylhurst, Inc.)
Series 2017B-3
3.00%, 11/15/22 (b)	1,200	1,202,616
WPPI Energy
Series 2014A
5.00%, 7/01/29	1,000	1,129,460

		19,480,157

Total Long-Term Municipal Bonds (cost $6,888,213,844)		6,954,300,730

Short-Term Municipal Notes - 2.4%
California - 1.4%
City of Los Angeles CA
4.00%, 6/27/19 (i)	97,000	99,263,980

Kentucky - 0.2%
Louisville Regional Airport Authority (United Parcel Service, Inc.)
Series 1999B
1.60%, 1/01/29 (j)	15,000	15,000,000

Mississippi - 0.1%
Mississippi Development Bank
1.53%, 12/01/39 (j)	5,550	5,550,000

Ohio - 0.2%
County of Montgomery OH (Premier Health Partners Obligated Group)
Series 2016F
1.60%, 11/15/45 (j)	10,470	10,470,000

Texas - 0.5%
Lower Neches Valley Authority Industrial Development Corp. (Exxon Mobil Corp.)
Series 2001B
1.54%, 11/01/29 (j)	17,865	17,865,000
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas Obligated Group)
Series 2008A
1.54%, 10/01/41 (j)	20,000	20,000,000

		37,865,000

Total Short-Term Municipal Bonds (cost $168,127,530)		168,148,980

Total Municipal Obligations (cost $7,056,341,374)		7,122,449,710

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 0.1%
United States - 0.1%
U.S. Treasury Notes
2.125%, 11/30/23 (k) (cost $3,950,785)	$4,000	$3,872,500

SHORT-TERM INVESTMENTS - 0.0%
Time Deposit - 0.0%
State Street Time Deposit
0.28%, 7/02/18 (cost $1,050,833)	1,051	1,050,833

Total Investments - 100.3% (cost $7,061,342,992) (l)		7,127,373,043
Other assets less liabilities - (0.3)%		(20,045,638)

Net Assets - 100.0%		$7,107,327,405

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.94%	USD	505	$(52,074)	$(52,128)	$54
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	5,192	(535,382)	(527,629)	(7,753)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	277	(28,563)	(28,856)	293
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.14	USD	9,971	(50,077)	(598,893)	548,816
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	4,500	(464,025)	(443,873)	(20,152)

						$(1,130,121)	$(1,651,379)	$521,258

*	Termination date

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate market value of these securities amounted to $44,378,215 or 0.6% of net assets.

(c)	Illiquid security.
(d)	Non-income producing security.
(e)	Defaulted matured security.
(f)	Variable rate coupon, rate shown as of June 30, 2018.
(g)	Defaulted.
(h)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2018 and the aggregate market value of these securities amounted to $55,860,833 or 0.79% of net assets.

(i)	When-Issued or delayed delivery security.
(j)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(k)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(l)

As of June 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $117,679,811 and gross unrealized depreciation of investments was $(51,128,502), resulting in net unrealized appreciation of $66,551,309.

As of June 30, 2018, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.0% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
OSF	-	Order of St. Francis
SRF	-	State Revolving Fund
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Diversified Municipal Portfolio

June 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$6,805,299,599		$149,001,201		$6,954,300,730
Short-Term Municipal Notes		– 0	–	168,148,980		– 0	–	168,148,980
Governments - Treasuries		– 0	–	3,872,500		– 0	–	3,872,500
Short-Term Investments		– 0	–	1,050,833		– 0	–	1,050,833

Total Investments in Securities		– 0	–	6,978,371,842		149,001,201		7,127,373,043
Other Financial Instruments (a):
Assets		– 0	–	– 0	–	– 0	–	– 0	–
Liabilities:
Credit Default Swaps		– 0	–	(1,130,121)		– 0	–	(1,130,121)

Total (b)	$	– 0	–	$6,977,241,721		$149,001,201		$7,126,242,922

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between Level 1 & Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/17	$71,131,365		$71,131,365
Accrued discounts/(premiums)	(1,027,975)		(1,027,975)
Realized gain (loss)	(12,238)		(12,238)
Change in unrealized appreciation/depreciation	(2,530,881)		(2,530,881)
Purchases	31,798,094		31,798,094
Sales	(3,567,491)		(3,567,491)
Transfers in to Level 3	53,210,327		53,210,327	(a)
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/18	$149,001,201		$149,001,201

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/18	$(2,519,074)		$(2,519,074)

(a)	There were de minimis transfers under 1% of net assets from Level 2 to Level 3 during the reporting period.

As June 30, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Overlay A Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 50.2%
Funds and Investment Trusts - 50.2% (a)
AB All Market Real Return Portfolio-Class Z (b)	43,725,257	$394,401,815
Bernstein Fund, Inc. - International Small Cap Portfolio-Class Z (b)	7,737,014	98,260,083
Bernstein Fund, Inc. - International Strategic Equities Portfolio-Class Z (b)	25,254,417	316,437,847
Bernstein Fund, Inc. - Small Cap Core Portfolio-Class Z (b)	3,780,883	47,676,930
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio-Class Z (b)	1,366,308	41,112,212
Sanford C. Bernstein Fund, Inc. - International Portfolio-Class Z (b)	10,093,633	177,143,263
SPDR S&P 500 ETF Trust	106,123	28,789,047

Total Investment Companies (cost $985,799,771)		1,103,821,197

COMMON STOCKS - 46.3%
Information Technology - 13.1%
Communications Equipment - 0.8%
Arista Networks, Inc. (c)	1,440	370,785
Ciena Corp. (c)	12,870	341,184
Cisco Systems, Inc.	245,227	10,552,118
Finisar Corp. (c)	17,000	306,000
Infinera Corp. (c)	28,560	283,601
NetScout Systems, Inc. (c)	11,560	343,332
Nokia Oyj (Sponsored ADR)-Class A	1,073,739	6,173,999

		18,371,019

Electronic Equipment, Instruments & Components - 0.3%
Anixter International, Inc. (c)	6,390	404,487
Avnet, Inc.	12,400	531,836
CDW Corp./DE	60,204	4,863,881
Littelfuse, Inc.	1,010	230,462
National Instruments Corp.	12,290	515,934
Sanmina Corp. (c)	12,380	362,734
VeriFone Systems, Inc. (c)	11,120	253,759

		7,163,093

Internet Software & Services - 4.1%
2U, Inc. (c)	7,149	597,370
Alphabet, Inc.-Class C (c)(d)	42,605	47,532,268
Dropbox, Inc.-Class A (c)	6,470	209,757
eBay, Inc. (c)	149,121	5,407,128
Etsy, Inc. (c)	5,280	222,763
Facebook, Inc.-Class A (c)	172,267	33,474,923
GrubHub, Inc. (c)	6,150	645,197
New Relic, Inc. (c)	5,358	538,961
Nutanix, Inc.-Class A (c)	10,980	566,239
Trade Desk, Inc. (The)-Class A (c)	6,595	618,611

		89,813,217

Company	Shares	U.S. $ Value
IT Services - 1.8%
Amdocs Ltd.	6,360	$420,968
Booz Allen Hamilton Holding Corp.	10,430	456,104
Cognizant Technology Solutions Corp.-Class A	110,774	8,750,038
Genpact Ltd.	16,620	480,817
Total System Services, Inc.	81,658	6,901,734
Visa, Inc.-Class A	172,630	22,864,843
Worldpay, Inc.-Class A (c)	6,574	537,622

		40,412,126

Semiconductors & Semiconductor Equipment - 1.7%
Cypress Semiconductor Corp.	23,020	358,652
Intel Corp.	292,115	14,521,037
Marvell Technology Group Ltd.	19,720	422,797
Mellanox Technologies Ltd. (c)	2,490	209,907
Qorvo, Inc. (c)	3,535	283,401
Semtech Corp. (c)	12,400	583,420
Texas Instruments, Inc.	93,753	10,336,268
Xilinx, Inc.	153,725	10,032,093

		36,747,575

Software - 2.4%
Adobe Systems, Inc. (c)	36,499	8,898,821
ANSYS, Inc. (c)	4,130	719,363
Aspen Technology, Inc. (c)	5,887	545,960
Guidewire Software, Inc. (c)	5,992	531,970
HubSpot, Inc. (c)	4,030	505,362
Microsoft Corp. (d)	258,165	25,457,651
Oracle Corp. (d)	302,895	13,345,554
Pivotal Software, Inc.-Class A (c)	8,947	217,144
SailPoint Technologies Holding, Inc. (c)	16,512	405,205
Splunk, Inc. (c)	6,518	645,999
Take-Two Interactive Software, Inc. (c)	4,751	562,328
Tyler Technologies, Inc. (c)	2,323	515,938
Verint Systems, Inc. (c)	13,725	608,704

		52,959,999

Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	161,124	29,825,664
HP, Inc.	286,710	6,505,450
NCR Corp. (c)	17,426	522,431
Pure Storage, Inc.-Class A (c)	30,970	739,564
Xerox Corp.	210,272	5,046,528

		42,639,637

		288,106,666

Financials - 7.4%
Banks - 4.0%
Associated Banc-Corp.	19,350	528,255
Bank of America Corp.	895,124	25,233,546
Cadence BanCorp	20,309	586,321
Citigroup, Inc.	200,479	13,416,055
Comerica, Inc.	6,010	546,429

Company	Shares	U.S. $ Value
Fulton Financial Corp.	19,160	$316,140
Huntington Bancshares, Inc./OH	31,640	467,006
JPMorgan Chase & Co.	239,294	24,934,435
Sterling Bancorp./DE	21,350	501,725
SVB Financial Group (c)	2,157	622,855
Synovus Financial Corp.	8,670	458,036
Texas Capital Bancshares, Inc. (c)	4,810	440,115
Umpqua Holdings Corp.	20,380	460,384
Webster Financial Corp.	7,901	503,294
Wells Fargo & Co. (d)	337,061	18,686,662
Wintrust Financial Corp.	5,790	504,020
Zions Bancorporation	13,050	687,604

		88,892,882

Capital Markets - 1.4%
Affiliated Managers Group, Inc.	2,985	443,780
CME Group, Inc.-Class A	51,354	8,417,948
Goldman Sachs Group, Inc. (The)	48,705	10,742,862
Lazard Ltd.-Class A	13,907	680,191
S&P Global, Inc.	48,812	9,952,279
Stifel Financial Corp.	10,481	547,632

		30,784,692

Consumer Finance - 0.4%
OneMain Holdings, Inc. (c)	10,230	340,557
Synchrony Financial	232,719	7,768,160

		8,108,717

Insurance - 1.6%
American Financial Group, Inc./OH	5,412	580,870
Everest Re Group Ltd.	49,475	11,402,998
First American Financial Corp.	7,140	369,281
FNF Group	196,760	7,402,111
Hanover Insurance Group, Inc. (The)	2,550	304,878
Old Republic International Corp.	21,180	421,694
Progressive Corp. (The)	216,064	12,780,186
Reinsurance Group of America, Inc.-Class A	4,930	658,056
Selective Insurance Group, Inc.	6,390	351,450

		34,271,524

Thrifts & Mortgage Finance - 0.0%
BankUnited, Inc.	12,210	498,778
Essent Group Ltd. (c)	8,989	321,986

		820,764

		162,878,579

Consumer Discretionary - 5.7%
Auto Components - 0.4%
Cooper-Standard Holdings, Inc. (c)	4,383	572,726
Dana, Inc.	10,910	220,273
Lear Corp.	1,515	281,502
Magna International, Inc. (New York)-Class A	147,751	8,588,766

		9,663,267

Company	Shares	U.S. $ Value
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (c)	7,049	$722,664
Chegg, Inc. (c)	19,195	533,429
Grand Canyon Education, Inc. (c)	6,707	748,568
Houghton Mifflin Harcourt Co. (c)	27,982	214,062
Sotheby’s (c)	8,980	487,973

		2,706,696

Hotels, Restaurants & Leisure - 0.7%
Bloomin’ Brands, Inc.	21,110	424,311
Brinker International, Inc.	2,529	120,380
Carnival Corp.	95,119	5,451,270
Chipotle Mexican Grill, Inc.-Class A (c)	580	250,195
Hilton Grand Vacations, Inc. (c)	18,208	631,817
McDonald’s Corp.	51,858	8,125,630
Planet Fitness, Inc. (c)	16,418	721,407

		15,725,010

Household Durables - 0.0%
Lennar Corp.-Class A	9,767	512,767
Taylor Morrison Home Corp.-Class A (c)	15,820	328,740

		841,507

Internet & Direct Marketing Retail - 0.1%
Shutterfly, Inc. (c)	5,000	450,150
Wayfair, Inc.-Class A (c)	5,250	623,490

		1,073,640

Media - 1.2%
Comcast Corp.-Class A	499,746	16,396,667
Scholastic Corp.	5,820	257,884
Walt Disney Co. (The) (d)	81,073	8,497,261

		25,151,812

Multiline Retail - 0.0%
Ollie’s Bargain Outlet Holdings, Inc. (c)	7,359	533,528

Specialty Retail - 2.5%
AutoZone, Inc. (c)	10,466	7,021,953
Burlington Stores, Inc. (c)	6,432	968,209
Five Below, Inc. (c)	7,608	743,378
Floor & Decor Holdings, Inc.-Class A (c)	12,281	605,822
Home Depot, Inc. (The)	100,859	19,677,591
Michaels Cos., Inc. (The) (c)	17,760	340,459
Ross Stores, Inc.	127,349	10,792,828
Signet Jewelers Ltd.	8,210	457,707
TJX Cos., Inc. (The)	154,099	14,667,143

		55,275,090

Textiles, Apparel & Luxury Goods - 0.7%
Crocs, Inc. (c)	20,450	360,124
Deckers Outdoor Corp. (c)	3,640	410,920

Company	Shares	U.S. $ Value
NIKE, Inc.-Class B	171,693	$13,680,498

		14,451,542

		125,422,092

Health Care - 5.5%
Biotechnology - 1.0%
Aimmune Therapeutics, Inc. (c)	6,420	172,634
Ascendis Pharma A/S (Sponsored ADR) (c)	3,305	219,849
BeiGene Ltd. (Sponsored ADR) (c)	1,144	175,867
Biogen, Inc. (c)	30,717	8,915,302
Biohaven Pharmaceutical Holding Co., Ltd. (c)	8,031	317,385
Bluebird Bio, Inc. (c)	1,700	266,815
Blueprint Medicines Corp. (c)	2,933	186,187
Clovis Oncology, Inc. (c)	3,570	162,328
Exact Sciences Corp. (c)	11,986	716,643
Gilead Sciences, Inc.	141,899	10,052,125
Incyte Corp. (c)	3,510	235,170
Loxo Oncology, Inc. (c)	1,833	317,989
Madrigal Pharmaceuticals, Inc. (c)	730	204,174
Neurocrine Biosciences, Inc. (c)	6,010	590,422
Sage Therapeutics, Inc. (c)	1,878	293,963
Ultragenyx Pharmaceutical, Inc. (c)	3,623	278,500

		23,105,353

Health Care Equipment & Supplies - 1.1%
AxoGen, Inc. (c)	7,123	357,931
Edwards Lifesciences Corp. (c)	61,365	8,932,903
Inogen, Inc. (c)	1,880	350,300
Intuitive Surgical, Inc. (c)	11,578	5,539,841
Medtronic PLC	83,078	7,112,308
Nevro Corp. (c)	4,964	396,375
Penumbra, Inc. (c)	3,763	519,859

		23,209,517

Health Care Providers & Services - 2.0%
Aetna, Inc.	59,803	10,973,851
Anthem, Inc.	49,508	11,784,389
Cigna Corp.	18,483	3,141,186
LifePoint Health, Inc. (c)	8,150	397,720
Molina Healthcare, Inc. (c)	4,160	407,430
UnitedHealth Group, Inc.	69,949	17,161,288
WellCare Health Plans, Inc. (c)	2,050	504,792

		44,370,656

Health Care Technology - 0.0%
Teladoc, Inc. (c)	14,200	824,310

Life Sciences Tools & Services - 0.1%
ICON PLC (c)	9,497	1,258,637

Pharmaceuticals - 1.3%
GW Pharmaceuticals PLC (Sponsored ADR) (c)	1,329	185,449

Company	Shares	U.S. $ Value
Merck & Co., Inc.	93,100	$5,651,170
Pfizer, Inc.	366,522	13,297,418
Revance Therapeutics, Inc. (c)	5,786	158,826
Zoetis, Inc.	106,955	9,111,496

		28,404,359

		121,172,832

Industrials - 3.8%
Aerospace & Defense - 1.7%
Boeing Co. (The)	40,138	13,466,700
Hexcel Corp.	9,561	634,659
Northrop Grumman Corp.	37,313	11,481,210
Raytheon Co.	61,331	11,847,923

		37,430,492

Air Freight & Logistics - 0.1%
Atlas Air Worldwide Holdings, Inc. (c)	6,790	486,843
Expeditors International of Washington, Inc.	5,328	389,477
XPO Logistics, Inc. (c)	5,500	550,990

		1,427,310

Airlines - 0.3%
Alaska Air Group, Inc.	6,260	378,041
Delta Air Lines, Inc.	132,431	6,560,632
Hawaiian Holdings, Inc.	9,870	354,827
SkyWest, Inc.	10,030	520,557

		7,814,057

Building Products - 0.1%
AO Smith Corp.	9,860	583,219
Lennox International, Inc.	3,090	618,463

		1,201,682

Commercial Services & Supplies - 0.0%
Copart, Inc. (c)	9,700	548,632
Steelcase, Inc.-Class A	30,932	417,582

		966,214

Construction & Engineering - 0.1%
AECOM (c)	11,862	391,802
Dycom Industries, Inc. (c)	5,230	494,287
Granite Construction, Inc.	7,220	401,865
Quanta Services, Inc. (c)	14,222	475,015
Tutor Perini Corp. (c)	17,250	318,263

		2,081,232

Electrical Equipment - 0.1%
AMETEK, Inc.	7,576	546,684
EnerSys	5,950	444,108
Regal Beloit Corp.	6,710	548,878

		1,539,670

Industrial Conglomerates - 0.6%
Carlisle Cos., Inc.	3,921	424,684

Company	Shares	U.S. $ Value
Honeywell International, Inc.	82,830	$11,931,661

		12,356,345

Machinery - 0.2%
Gardner Denver Holdings, Inc. (c)	20,270	595,735
Gates Industrial Corp. PLC (c)	15,481	251,876
IDEX Corp.	5,258	717,612
Kennametal, Inc.	12,650	454,135
Lincoln Electric Holdings, Inc.	7,482	656,620
Nordson Corp.	4,910	630,493
Oshkosh Corp.	5,580	392,386
SPX FLOW, Inc. (c)	5,730	250,802
Terex Corp.	9,360	394,899

		4,344,558

Professional Services - 0.0%
CoStar Group, Inc. (c)	1,420	585,935

Road & Rail - 0.5%
Knight-Swift Transportation Holdings, Inc.	16,090	614,799
Norfolk Southern Corp.	67,739	10,219,783
Werner Enterprises, Inc.	11,270	423,188

		11,257,770

Trading Companies & Distributors - 0.1%
BMC Stock Holdings, Inc. (c)	8,080	168,468
MRC Global, Inc. (c)	22,770	493,426
SiteOne Landscape Supply, Inc. (c)	5,844	490,721
United Rentals, Inc. (c)	4,130	609,670
Watsco, Inc.	3,446	614,353

		2,376,638

		83,381,903

Consumer Staples - 3.4%
Beverages - 0.9%
Constellation Brands, Inc.-Class A	36,696	8,031,653
Cott Corp.	28,402	470,053
PepsiCo, Inc.	111,065	12,091,647

		20,593,353

Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	63,220	13,211,716
US Foods Holding Corp. (c)	6,770	256,041
Walmart, Inc.	191,607	16,411,140

		29,878,897

Food Products - 0.4%
Ingredion, Inc.	2,194	242,876
Nomad Foods Ltd. (c)	23,380	448,662
Tyson Foods, Inc.-Class A	132,467	9,120,353

		9,811,891

Company	Shares	U.S. $ Value
Household Products - 0.4%
Procter & Gamble Co. (The)	113,561	$8,864,572

Tobacco - 0.3%
Altria Group, Inc.	98,831	5,612,612

		74,761,325

Energy - 2.6%
Energy Equipment & Services - 0.4%
Cactus, Inc.-Class A (c)	9,871	333,541
Dril-Quip, Inc. (c)	5,440	279,616
Helix Energy Solutions Group, Inc. (c)	20,140	167,766
Oceaneering International, Inc.	15,100	384,446
Oil States International, Inc. (c)	14,320	459,672
RPC, Inc.	24,160	352,011
Schlumberger Ltd. (d)	92,191	6,179,563

		8,156,615

Oil, Gas & Consumable Fuels - 2.2%
Chevron Corp.	115,056	14,546,530
EOG Resources, Inc.	81,497	10,140,672
Exxon Mobil Corp.	122,288	10,116,886
HollyFrontier Corp.	7,760	531,017
Marathon Petroleum Corp.	151,303	10,615,419
Oasis Petroleum, Inc. (c)	42,850	555,765
PDC Energy, Inc. (c)	4,401	266,040
QEP Resources, Inc. (c)	50,400	617,904
SM Energy Co.	20,020	514,314
SRC Energy, Inc. (c)	42,520	468,570

		48,373,117

		56,529,732

Real Estate - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Campus Communities, Inc.	9,530	408,646
Camden Property Trust	5,180	472,053
Crown Castle International Corp.	102,584	11,060,607
CubeSmart	94,225	3,035,930
Education Realty Trust, Inc.	10,270	426,205
Empire State Realty Trust, Inc.-Class A	19,704	336,938
Gramercy Property Trust	14,248	389,255
Mid-America Apartment Communities, Inc.	121,357	12,217,009
STAG Industrial, Inc.	19,670	535,614
Sun Communities, Inc.	89,539	8,764,078

		37,646,335

Real Estate Management & Development - 0.4%
CBRE Group, Inc.-Class A (c)	186,904	8,922,797

		46,569,132

Utilities - 1.5%
Electric Utilities - 1.1%
Alliant Energy Corp.	10,605	448,804
American Electric Power Co., Inc.	230,278	15,946,752
Edison International	100,005	6,327,316

Company	Shares	U.S. $ Value
PNM Resources, Inc.	9,320	$362,548
Portland General Electric Co.	8,720	372,867

		23,458,287

Gas Utilities - 0.0%
Southwest Gas Holdings, Inc.	4,170	318,046

Multi-Utilities - 0.4%
Black Hills Corp.	4,897	299,745
NiSource, Inc.	304,579	8,004,336

		8,304,081

		32,080,414

Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.	202,430	10,184,253
Vonage Holdings Corp. (c)	36,073	464,981

		10,649,234

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (c)	85,765	5,124,459

		15,773,693

Materials - 0.5%
Chemicals - 0.5%
DowDuPont, Inc.	130,805	8,622,666
Orion Engineered Carbons SA	7,270	224,280
PolyOne Corp.	14,424	623,405
Trinseo SA	6,610	468,979

		9,939,330

Construction Materials - 0.0%
Martin Marietta Materials, Inc.	2,402	536,439

Containers & Packaging - 0.0%
Graphic Packaging Holding Co.	32,810	476,073

Metals & Mining - 0.0%
Alcoa Corp. (c)	11,370	533,025

		11,484,867

Total Common Stocks (cost $759,776,076)		1,018,161,235

SHORT-TERM INVESTMENTS - 3.3%
Investment Companies - 3.0%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.71% (a)(b)(e) (cost $66,153,673)	66,153,673	66,153,673

	Principal Amount (000)	U.S. $ Value
U.S. Treasury Bills - 0.3%
U.S. Treasury Bill
Zero Coupon, 7/05/18	$4,000	$3,999,441
Zero Coupon, 9/27/18 (f)	4,000	3,981,759

Total U.S. Treasury Bills (cost $7,981,200)		7,981,200

Total Short-Term Investments (cost $74,134,873)		74,134,873

Total Investments - 99.8% (cost $1,819,710,720) (g)		2,196,117,305
Other assets less liabilities - 0.2%		4,103,085

Net Assets - 100.0%		$2,200,220,390

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at June 30, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	20	September 2018	AUD	2,000	$1,888,530	$1,914,682	$26,152
Euro Buxl 30 Yr Bond Futures	41	September 2018	EUR	4,100	8,367,805	8,508,241	140,436
Euro STOXX 50 Index Futures	2,720	September 2018	EUR	27	110,466,673	107,712,268	(2,754,405)
Euro-BOBL Futures	136	September 2018	EUR	13,600	20,913,569	20,991,345	77,776
Euro-Bund Futures	93	September 2018	EUR	9,300	17,554,261	17,653,808	99,547
FTSE 100 Index Futures	940	September 2018	GBP	9	95,238,974	94,301,581	(937,393)
Japan 10 Yr Bond (OSE) Futures	53	September 2018	JPY	5,300,000	72,202,081	72,208,102	6,021
MSCI Emerging Markets Futures	80	September 2018	USD	4	4,236,778	4,253,200	16,422
TOPIX Index Futures	1,492	September 2018	JPY	14,920	240,144,553	233,202,908	(6,941,645)
U.S. T-Note 10 Yr (CBT) Futures	1,538	September 2018	USD	153,800	185,051,038	184,848,375	(202,663)
U.S. Ultra Bond (CBT) Futures	401	September 2018	USD	40,100	62,078,250	63,984,563	1,906,313
Sold Contracts
10 Yr Canadian Bond Futures	82	September 2018	CAD	8,200	8,594,122	8,527,151	66,971
Hang Seng Index Futures	339	July 2018	HKD	17	61,767,353	62,060,990	(293,637)
Long Gilt Futures	116	September 2018	GBP	11,600	18,453,591	18,839,385	(385,794)
Russell 2000 E-Mini Futures	386	September 2018	USD	19	32,481,554	31,796,750	684,804
S&P 500 E-Mini Futures	2,374	September 2018	USD	119	329,501,004	323,053,920	6,447,084
S&P Mid 400 E-Mini Futures	78	September 2018	USD	8	15,555,612	15,257,580	298,032
S&P TSX 60 Index Futures	945	September 2018	CAD	189	136,856,130	138,488,343	(1,632,213)

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at June 30, 2018	Unrealized Appreciation/ (Depreciation)
SPI 200 Futures	974	September 2018	AUD	24	$109,722,994	$110,788,301	$(1,065,307)

							$(4,443,499)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	13,944	EUR	11,777	9/14/18	$(116,139)
Barclays Bank PLC	GBP	2,315	USD	3,094	8/16/18	32,915
BNP Paribas SA	AUD	2,872	USD	2,179	8/16/18	53,712
BNP Paribas SA	CHF	77,813	USD	78,289	8/16/18	(578,027)
BNP Paribas SA	USD	15,867	CAD	20,961	8/16/18	89,146
BNP Paribas SA	USD	6,826	CAD	8,861	8/16/18	(81,287)
BNP Paribas SA	USD	26,271	GBP	19,458	8/16/18	(541,193)
Citibank, NA	USD	8,007	JPY	881,199	8/16/18	(24,502)
Credit Suisse International	EUR	26,654	USD	30,908	8/16/18	(318,561)
Credit Suisse International	NOK	388,066	USD	48,423	8/16/18	692,101
Credit Suisse International	USD	29,875	SEK	257,537	8/16/18	(1,027,106)
Credit Suisse International	USD	29,456	GBP	21,684	9/14/18	(746,742)
Deutsche Bank AG	USD	22,416	EUR	18,657	8/16/18	(558,604)
Deutsche Bank AG	USD	112,134	NOK	893,214	8/16/18	(2,270,626)
JPMorgan Chase Bank, NA	AUD	23,609	USD	17,774	8/16/18	299,776
JPMorgan Chase Bank, NA	CAD	8,861	USD	6,892	8/16/18	146,857
JPMorgan Chase Bank, NA	EUR	47,984	USD	56,625	8/16/18	408,957
JPMorgan Chase Bank, NA	EUR	25,234	USD	29,409	8/16/18	(153,697)
JPMorgan Chase Bank, NA	GBP	72,845	USD	98,815	8/16/18	2,489,772
JPMorgan Chase Bank, NA	JPY	1,318,766	USD	12,062	8/16/18	116,015
JPMorgan Chase Bank, NA	EUR	24,810	USD	29,517	9/14/18	385,854
Morgan Stanley & Co., Inc.	AUD	19,013	USD	14,102	8/16/18	28,645
Morgan Stanley & Co., Inc.	USD	8,942	CHF	8,787	8/16/18	(36,505)
Morgan Stanley & Co., Inc.	USD	34,857	EUR	29,327	8/16/18	(498,524)
Morgan Stanley & Co., Inc.	USD	2,478	EUR	2,080	9/14/18	(35,349)
Standard Chartered Bank	AUD	9,530	USD	7,200	8/16/18	146,104
Standard Chartered Bank	CHF	2,800	USD	2,838	8/16/18	188
Standard Chartered Bank	USD	24,695	JPY	2,684,598	8/16/18	(375,765)
State Street Bank & Trust Co.	USD	17	NZD	25	8/16/18	(457)
UBS AG	USD	32,933	CAD	43,647	8/16/18	292,787
UBS AG	USD	39,268	CHF	38,607	8/16/18	(137,917)

						$(2,318,172)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency		Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
Goldman Sachs International
FTSE EPRA/NAREIT Developed Real Estate Index	9,488	LIBOR Plus 0.15%	Quarterly	USD	45,186	4/15/19	$(2,270,080)

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.
(c)	Non-income producing security.
(d)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.

(e)	The rate shown represents the 7-day yield as of period end.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)

As of June 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $401,222,144 and gross unrealized depreciation of investments was $(33,847,310), resulting in net unrealized appreciation of $367,374,834.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
EPRA	-	European Public Real Estate Association
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NAREIT	-	National Association of Real Estate Investment Trusts
OSE	-	Osaka Securities Exchange
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay A Portfolio

June 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Investment Companies	$1,103,821,197		$	– 0	–	$	– 0	–	$1,103,821,197
Common Stocks (a)	1,018,161,235			– 0	–		– 0	–	1,018,161,235
Short-Term Investments:
Investment Companies	66,153,673			– 0	–		– 0	–	66,153,673
U.S. Treasury Bills	– 0	–		7,981,200			– 0	–	7,981,200

Total Investments in Securities	2,188,136,105			7,981,200			– 0	–	2,196,117,305
Other Financial Instruments (b):
Assets:
Futures	9,769,558			– 0	–		– 0	–	9,769,558
Forward Currency Exchange Contracts	– 0	–		5,182,829			– 0	–	5,182,829
Liabilities:
Futures	(2,220,670)			(11,992,387)			– 0	–	(14,213,057)
Forward Currency Exchange Contracts	– 0	–		(7,501,001)			– 0	–	(7,501,001)
Total Return Swaps	– 0	–		(2,270,080)			– 0	–	(2,270,080)

Total (c)	$2,195,684,993			$(8,599,439)		$	– 0	–	$2,187,085,554

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Schedule recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2018 is as follows:

Distributions
Affiliated Issuer	Market Value 9/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 6/30/18 (000)	Dividend Income (000)	Realized Gains (000)
AB Bond Fund, Inc.:
All Market Real Return Portfolio	$192,576	$248,600	$47,949	$2,592	$(1,417)	$394,402	$5,256	$	– 0	–
Bernstein Fund, Inc.:
International Small Cap Portfolio	88,432	9,896	– 0	–	– 0	–	(68)	98,260	3,375	– 0	–
International Strategic Equities Portfolio	286,771	34,954	– 0	–	– 0	–	(5,287)	316,438	8,416	– 0	–
Small Cap Core Portfolio	42,408	5,393	1,556	145	1,287	47,677	2,612	– 0	–
Sanford C. Bernstein Fund, Inc.:
AB Emerging Markets Portfolio	40,261	2,683	– 0	–	– 0	–	(1,832)	41,112	434	– 0	–
AB International Portfolio	161,987	18,454	– 0	–	– 0	–	(3,298)	177,143	2,262	– 0	–
Government Money Market Portfolio	307,808	432,758	674,412	– 0	–	– 0	–	66,154	– 0	–	– 0	–

Total	$1,120,243	$752,738	$723,,917	$2,737	$(10,615)	$1,141,186	$22,355	$	– 0	–

Sanford C. Bernstein Fund, Inc.

Overlay B Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 21.9%
Japan - 1.1%
Japanese Government CPI Linked Bond
Series 21
0.10%, 3/10/26	JPY	769,997	$7,333,869
Series 22
0.10%, 3/10/27		635,770	6,075,514
Series 23
0.10%, 3/10/28		167,482	1,607,295

			15,016,678

New Zealand - 0.1%
New Zealand Government Inflation Linked Bond
Series 925
2.00%, 9/20/25 (a)	NZD	975	692,559

United States - 20.7%
U.S. Treasury Inflation Index
0.125%, 4/15/19-7/15/26 (TIPS)	U.S.$	113,865	111,844,283
0.375%, 7/15/23-7/15/27 (TIPS)		52,459	51,478,421
0.625%, 7/15/21-1/15/26 (TIPS)		53,890	53,809,144
1.25%, 7/15/20 (TIPS)		3,004	3,052,566
1.75%, 1/15/28 (TIPS)		2,571	2,809,515
2.00%, 1/15/26 (TIPS)		7,542	8,264,910
2.375%, 1/15/25-1/15/27 (TIPS)		24,808	28,047,959
2.50%, 1/15/29 (TIPS)		3,845	4,518,632

			263,825,430

Total Inflation-Linked Securities (cost $283,407,044)			279,534,667

	Shares
INVESTMENT COMPANIES - 21.0%
Funds and Investment Trusts - 21.0% (b)
AB All Market Real Return Portfolio - Class Z (c)		10,412,898	93,924,339
iShares Core MSCI EAFE ETF		397,000	25,157,890
SPDR S&P 500 ETF Trust		524,541	142,297,482
SPDR S&P MidCap 400 ETF Trust		16,292	5,783,986

Total Investment Companies (cost $241,259,113)			267,163,697

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 15.4%
Australia - 0.1%
Australia Government Bond
Series 142
4.25%, 4/21/26 (a)	AUD	1,036	859,983

	Principal Amount (000)		U.S. $ Value
Belgium - 0.4%
Kingdom of Belgium Government Bond
Series 72
2.60%, 6/22/24 (a)	EUR	1,489	$2,003,175
Series 79
0.20%, 10/22/23 (a)		2,765	3,272,978

			5,276,153

France - 2.2%
French Republic Government Bond OAT
0.75%, 5/25/28 (a)		734	868,986
1.00%, 5/25/27 (a)		11,846	14,479,656
2.00%, 5/25/48 (a)		1,011	1,311,320
2.25%, 10/25/22 (a)		5,940	7,696,512
2.50%, 5/25/30 (a)		1,841	2,574,034
3.50%, 4/25/26 (a)		823	1,204,344

			28,134,852

Germany - 0.7%
Bundesrepublik Deutschland Bundesanleihe
1.00%, 8/15/24 (a)		48	60,097
2.50%, 7/04/44-8/15/46 (a)		4,924	7,839,336
Series 03
4.75%, 7/04/34 (a)		920	1,747,365

			9,646,798

Ireland - 0.2%
Ireland Government Bond 1.00%, 5/15/26 (a)		1,772	2,148,653

Italy - 0.7%
Italy Buoni Poliennali Del Tesoro
0.95%, 3/01/23		1,408	1,588,062
1.35%, 4/15/22		3,585	4,170,445
2.05%, 8/01/27		669	745,914
2.20%, 6/01/27		1,690	1,916,368
4.00%, 9/01/20		111	138,458

			8,559,247

Japan - 1.4%
Japan Government Ten Year Bond
Series 342
0.10%, 3/20/26	JPY	117,800	1,076,346
Series 348
0.10%, 9/20/27		520,350	4,741,029
Japan Government Thirty Year Bond
Series 30
2.30%, 3/20/39		37,900	461,256
Series 36
2.00%, 3/20/42		35,600	420,332
Japan Government Twenty Year Bond
Series 112
2.10%, 6/20/29		208,100	2,292,361
Series 128
1.90%, 6/20/31		169,750	1,872,103
Series 143
1.60%, 3/20/33		176,850	1,907,453

	Principal Amount (000)		U.S. $ Value
Series 150
1.40%, 9/20/34	JPY	387,400	$4,091,188
Series 158
0.50%, 9/20/36		58,200	532,786

			17,394,854

Malaysia - 0.3%
Malaysia Government Bond
Series 3/04
5.734%, 7/30/19	MYR	5,080	1,286,997
Series 414
3.654%, 10/31/19		5,727	1,420,555
Series 511
3.58%, 9/28/18		2,505	620,479
Series 515
3.759%, 3/15/19		1,361	337,674

			3,665,705

Mexico - 0.3%
Mexican Bonos
Series M
6.50%, 6/10/21	MXN	15,167	739,668
8.00%, 6/11/20		68,325	3,458,205
Series M 20
10.00%, 12/05/24		785	44,441

			4,242,314

Russia - 0.1%
Russian Federal Bond - OFZ Series 6214 6.40%, 5/27/20	RUB	48,155	758,158

Singapore - 0.2%
Singapore Government Bond
2.75%, 3/01/46	SGD	3,876	2,765,076
3.375%, 9/01/33		341	268,450

			3,033,526

Spain - 0.2%
Spain Government Bond 1.95%, 4/30/26 (a)	EUR	2,312	2,890,948

United Kingdom - 0.4%
United Kingdom Gilt
1.50%, 7/22/47 (a)	GBP	872	1,089,725
4.25%, 6/07/32-3/07/36 (a)		2,192	3,940,613

			5,030,338

United States - 8.2%
U.S. Treasury Bonds
2.25%, 8/15/46	U.S.$	331	284,867
2.50%, 2/15/45-5/15/46		929	845,423
2.875%, 11/15/46		4,452	4,358,384
3.00%, 11/15/44-11/15/45 (d)(e)		4,846	4,860,914
3.125%, 8/15/44		3,269	3,353,277

	Principal Amount (000)		U.S. $ Value
3.625%, 8/15/43	U.S.$	2,621	$2,918,284
4.50%, 2/15/36		1,933	2,363,092
4.625%, 2/15/40		239	303,231
5.375%, 2/15/31		480	606,525
6.25%, 5/15/30		2,004	2,682,004
U.S. Treasury Notes
1.125%, 2/28/19		10,158	10,083,501
1.375%, 2/15/20		3,065	3,010,405
1.50%, 8/31/18		5,335	5,330,832
1.625%, 8/31/22-5/15/26		5,985	5,665,428
1.75%, 11/30/21		3,645	3,537,359
1.875%, 7/31/22		6,574	6,364,454
2.00%, 10/31/22-11/15/26		21,717	20,694,921
2.125%, 12/31/22-5/15/25 (d)		6,375	6,170,965
2.25%, 2/15/27		6,765	6,456,347
2.375%, 8/15/24		7,828	7,641,694
2.625%, 8/15/20		6,703	6,711,779
2.75%, 2/15/24		356	355,655

			104,599,341

Uruguay - 0.0%
Uruguay Government International Bond
8.50%, 3/15/28 (a)	UYU	8,095	219,797
9.875%, 6/20/22 (a)		6,243	196,777

			416,574

Total Governments - Treasuries (cost $197,260,597)			196,657,444

CORPORATES - INVESTMENT GRADE - 11.6%
Financial Institutions - 6.1%
Banking - 5.2%
ABN AMRO Bank NV
4.75%, 7/28/25 (a)	U.S.$	395	393,203
Banco Santander SA
3.25%, 4/04/26 (a)	EUR	600	725,673
3.50%, 4/11/22	U.S.$	1,400	1,365,504
5.179%, 11/19/25		400	402,036
Bank of America Corp.
2.375%, 6/19/24 (a)	EUR	580	729,315
2.881%, 4/24/23	U.S.$	905	880,076
3.824%, 1/20/28		890	868,587
4.00%, 1/22/25		105	104,040
4.20%, 8/26/24		320	321,578
4.45%, 3/03/26		135	135,176
Series DD
6.30%, 3/10/26 (f)		466	492,762
Series FF
5.875%, 3/15/28 (f)		64	62,651
Series L
3.95%, 4/21/25		2,009	1,967,353
Series Z
6.50%, 10/23/24 (f)		538	571,028
Bank of Nova Scotia (The)
2.50%, 1/08/21		154	151,202

	Principal Amount (000)		U.S. $ Value
Banque Federative du Credit Mutuel SA
2.75%, 10/15/20 (a)	U.S.$	545	$538,161
Barclays PLC
3.684%, 1/10/23		745	724,356
BB&T Corp.
2.625%, 6/29/20		466	461,130
BNP Paribas SA
2.375%, 5/21/20		518	510,318
3.80%, 1/10/24 (a)		316	308,953
7.625%, 3/30/21 (a)(f)		281	293,358
Series E
2.25%, 1/11/27 (a)	EUR	369	430,474
BPCE SA
5.15%, 7/21/24 (a)	U.S.$	295	298,941
5.70%, 10/22/23 (a)		1,106	1,158,347
Capital One Financial Corp.
3.30%, 10/30/24		1,378	1,314,461
Citigroup, Inc.
1.375%, 10/27/21 (a)	EUR	344	415,530
3.875%, 3/26/25	U.S.$	200	193,974
4.044%, 6/01/24		1,842	1,853,218
Citizens Bank NA/Providence RI
2.25%, 3/02/20		300	295,017
Commonwealth Bank of Australia/New York NY
Series G
2.30%, 3/12/20		250	246,458
Compass Bank
2.875%, 6/29/22		1,935	1,869,307
5.50%, 4/01/20		549	565,332
Cooperatieve Rabobank UA
3.95%, 11/09/22		285	282,882
4.375%, 8/04/25		1,197	1,173,911
Cooperatieve Rabobank UA/NY
2.25%, 1/14/20		299	295,218
Credit Agricole SA/London
2.75%, 6/10/20 (a)		553	546,828
3.375%, 1/10/22 (a)		738	724,310
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 3/26/20		390	385,694
3.80%, 6/09/23		810	800,976
4.55%, 4/17/26		528	527,741
Danske Bank A/S
3.875%, 9/12/23 (a)		742	736,539
5.875%, 4/06/22 (a)(f)	EUR	320	406,862
Fifth Third Bancorp
2.30%, 3/01/19 U.S.$646			643,661
Goldman Sachs Group, Inc. (The)
2.00%, 7/27/23 (a)	EUR	601	739,446
2.905%, 7/24/23	U.S.$	280	269,881
3.75%, 5/22/25		246	240,054
5.75%, 1/24/22		2,629	2,813,214
HSBC Bank USA NA
4.875%, 8/24/20		530	546,197
HSBC Holdings PLC
3.262%, 3/13/23		1,129	1,107,369

	Principal Amount (000)		U.S. $ Value
3.95%, 5/18/24	U.S.$	591	$589,020
4.041%, 3/13/28		969	942,430
4.25%, 8/18/25		709	696,436
6.00%, 9/29/23 (a)(f)	EUR	650	851,107
ING Bank NV
5.80%, 9/25/23 (a)	U.S.$	685	725,066
Intesa Sanpaolo SpA
3.125%, 7/14/22 (a)		905	832,292
3.375%, 1/12/23 (a)		600	551,292
3.875%, 1/12/28 (a)		705	605,031
JPMorgan Chase & Co.
1.375%, 9/16/21 (a)	EUR	424	512,745
2.295%, 8/15/21	U.S.$	127	122,911
3.22%, 3/01/25		1,235	1,191,342
3.54%, 5/01/28		545	521,516
3.782%, 2/01/28		1,163	1,135,588
Series X
6.10%, 10/01/24 (f)		430	443,726
KeyBank NA/Cleveland OH
2.25%, 3/16/20		550	542,327
Lloyds Banking Group PLC
4.582%, 12/10/25		1,342	1,315,992
Manufacturers & Traders Trust Co.
2.625%, 1/25/21		933	918,128
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/01/26		230	228,972
Mizuho Bank Ltd.
2.45%, 4/16/19 (a)		565	563,102
Morgan Stanley
3.737%, 4/24/24		593	590,456
5.00%, 11/24/25		600	621,234
Series G
1.375%, 10/27/26	EUR	1,428	1,634,983
1.75%, 3/11/24		600	727,334
3.70%, 10/23/24	U.S.$	1,075	1,061,390
4.35%, 9/08/26		1,765	1,741,507
MUFG Bank Ltd.
2.30%, 3/05/20 (a)		360	354,564
National Australia Bank Ltd./New York
Series G
2.625%, 7/23/20		250	247,047
Nationwide Building Society
4.00%, 9/14/26 (a)		1,615	1,511,801
Nordea Bank AB Series G
3.50%, 3/12/25 (a)(f)	EUR	600	639,371
PNC Bank NA
2.60%, 7/21/20	U.S.$	250	246,993
Rabobank Capital Funding Trust IV
5.556%, 12/31/19 (a)(f)	GBP	85	116,644
Royal Bank of Scotland Group PLC
4.519%, 6/25/24	U.S.$	277	277,028
Santander Holdings USA, Inc.
4.40%, 7/13/27		1,983	1,897,454
Santander UK Group Holdings PLC
2.875%, 8/05/21		1,153	1,117,696
3.571%, 1/10/23		470	456,534

	Principal Amount (000)		U.S. $ Value
Santander UK PLC
5.00%, 11/07/23 (a)	U.S.$	610	$620,065
Standard Chartered PLC
5.70%, 1/25/22 (a)		325	340,421
Sumitomo Mitsui Banking Corp.
1.966%, 1/11/19		477	475,006
3.00%, 1/18/23		384	374,796
UBS AG/Stamford CT
7.625%, 8/17/22		280	308,963
UBS Group Funding Switzerland AG
4.125%, 9/24/25 (a)		920	914,195
UniCredit SpA
3.75%, 4/12/22 (a)		502	477,673
US Bancorp
Series J
5.30%, 4/15/27 (f)		833	829,918
Wells Fargo & Co.
3.069%, 1/24/23		953	926,116
4.125%, 8/15/23		1,680	1,688,283
Series E
2.625%, 8/16/22 (a)	EUR	211	266,818

			66,641,615

Finance - 0.1%
Synchrony Financial
3.95%, 12/01/27	U.S.$	1,711	1,579,886

Insurance - 0.5%
American International Group, Inc.
Series A-9
5.75%, 4/01/48		340	333,550
Aquarius & Investments PLC for Swiss Reinsurance Co., Ltd.
6.375%, 9/01/24 (a)		380	388,630
Assicurazioni Generali SpA
5.50%, 10/27/47 (a)	EUR	331	409,448
Aviva PLC
Series E
3.375%, 12/04/45 (a)		592	703,312
6.125%, 7/05/43 (a)		344	474,752
CNP Assurances
4.50%, 6/10/47 (a)		300	375,302
Groupama SA
6.00%, 1/23/27		300	416,200
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (a)	U.S.$	513	505,952
Liberty Mutual Finance Europe DAC
1.75%, 3/27/24 (a)	EUR	245	292,219
MetLife, Inc.
4.75%, 2/08/21	U.S.$	856	886,619
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		460	724,017

	Principal Amount (000)		U.S. $ Value
New York Life Global Funding
1.95%, 2/11/20 (a)	U.S.$	301	$295,907
Reliance Standard Life Global Funding II
2.50%, 4/24/19 (a)		655	652,340

			6,458,248

REITS - 0.3%
American Tower Corp.
3.40%, 2/15/19		206	206,608
3.50%, 1/31/23		525	516,694
DDR Corp.
3.625%, 2/01/25		280	266,398
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23		25	24,494
Welltower, Inc.
4.00%, 6/01/25		1,231	1,208,448
WPC Eurobond BV
2.125%, 4/15/27	EUR	601	703,343

			2,925,985

			77,605,734

Industrial - 5.2%
Basic - 0.5%
Anglo American Capital PLC
3.75%, 4/10/22 (a)	U.S.$	200	198,732
ArcelorMittal
6.125%, 6/01/25		500	538,760
Eastman Chemical Co.
3.80%, 3/15/25		276	273,224
Equate Petrochemical BV
3.00%, 3/03/22 (a)		625	597,656
Glencore Funding LLC
4.00%, 3/27/27 (a)		206	194,516
4.125%, 5/30/23 (a)		321	320,226
4.625%, 4/29/24 (a)		154	154,975
GTL Trade Finance, Inc./Gerdau Holdings, Inc.
5.893%, 4/29/24 (a)		210	212,571
LyondellBasell Industries NV
5.00%, 4/15/19		297	299,967
5.75%, 4/15/24		685	739,848
Mosaic Co. (The)
5.625%, 11/15/43		183	184,118
Vale Overseas Ltd.
6.25%, 8/10/26		1,390	1,508,198
Yamana Gold, Inc.
4.95%, 7/15/24		725	724,304

			5,947,095

Capital Goods - 0.1%
Embraer Netherlands Finance BV
5.40%, 2/01/27		725	750,375

	Principal Amount (000)		U.S. $ Value
General Electric Co.
Series D
5.00%, 1/21/21 (f)	U.S.$	238	$234,989
Holcim Finance Luxembourg SA
Series E 2.25%, 5/26/28 (a)	EUR	675	797,803

			1,783,167

Communications - Media - 0.4%
21st Century Fox America, Inc.
3.00%, 9/15/22	U.S.$	145	141,893
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579%, 7/23/20		320	319,661
4.908%, 7/23/25		615	621,021
5.75%, 4/01/48		150	145,158
Cox Communications, Inc.
2.95%, 6/30/23 (a)		402	381,579
NBCUniversal Enterprise, Inc.
1.974%, 4/15/19 (a)		799	793,023
Time Warner Cable LLC
4.50%, 9/15/42		414	342,477
Warner Media LLC
3.55%, 6/01/24		685	661,189
3.60%, 7/15/25		1,100	1,046,210
4.75%, 3/29/21		1,000	1,032,480
4.875%, 3/15/20		263	269,825

			5,754,516

Communications - Telecommunications - 0.7%
AT&T, Inc.
3.40%, 5/15/25		2,215	2,079,774
3.60%, 2/17/23		69	68,063
3.80%, 3/15/22		157	157,163
3.95%, 1/15/25		181	176,986
4.125%, 2/17/26		2,162	2,111,041
British Telecommunications PLC
9.625%, 12/15/30		305	434,805
Crown Castle Towers LLC
4.883%, 8/15/20 (a)		469	479,735
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (a)		1,345	1,335,639
Verizon Communications, Inc.
4.862%, 8/21/46		448	419,512
Vodafone Group PLC
3.75%, 1/16/24		439	435,049
4.125%, 5/30/25		962	958,605

			8,656,372

Consumer Cyclical - Automotive - 0.5%
Ford Motor Co.
4.346%, 12/08/26		434	424,851
Ford Motor Credit Co. LLC
2.597%, 11/04/19		937	928,548
3.664%, 9/08/24		1,037	992,875

	Principal Amount (000)		U.S. $ Value
3.81%, 1/09/24	U.S.$	219	$212,947
4.134%, 8/04/25		577	561,906
5.875%, 8/02/21		1,260	1,335,525
General Motors Co.
3.50%, 10/02/18		580	581,090
4.20%, 10/01/27		220	210,791
General Motors Financial Co., Inc.
3.10%, 1/15/19		675	675,702
3.70%, 5/09/23		116	113,924
4.00%, 1/15/25		335	326,146
5.25%, 3/01/26		152	157,182

			6,521,487

Consumer Cyclical - Entertainment - 0.1%
Carnival Corp.
1.625%, 2/22/21	EUR	1,190	1,443,629

Consumer Non-Cyclical - 0.8%
AbbVie, Inc.
1.375%, 5/17/24		209	247,858
Baxalta, Inc.
3.60%, 6/23/22	U.S.$	220	217,446
Bayer US Finance LLC
2.375%, 10/08/19 (a)		448	443,802
Becton Dickinson and Co.
3.734%, 12/15/24		159	155,272
Biogen, Inc.
4.05%, 9/15/25		663	665,977
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		9	9,451
CVS Health Corp.
4.10%, 3/25/25		1,260	1,253,675
4.30%, 3/25/28		1,260	1,242,687
Danone SA
1.691%, 10/30/19 (a)		300	294,864
Gilead Sciences, Inc.
2.55%, 9/01/20		612	604,589
Laboratory Corp. of America Holdings
3.20%, 2/01/22		245	242,486
3.60%, 2/01/25		113	110,334
McKesson Corp.
0.625%, 8/17/21	EUR	360	424,940
Mylan NV
3.125%, 11/22/28 (a)		446	546,407
Mylan, Inc.
4.20%, 11/29/23	U.S.$	292	292,318
Philip Morris International, Inc.
0.625%, 11/08/24	EUR	640	731,069
Reynolds American, Inc.
4.45%, 6/12/25	U.S.$	500	502,950
6.875%, 5/01/20		275	291,899
Sigma Alimentos SA de CV
4.125%, 5/02/26 (a)		207	193,804
Tyson Foods, Inc.
3.95%, 8/15/24		760	758,540
Zimmer Biomet Holdings, Inc.
2.70%, 4/01/20		556	550,779

	Principal Amount (000)		U.S. $ Value
Zoetis, Inc.
3.45%, 11/13/20	U.S.$	263	$263,771

			10,044,918

Energy - 0.9%
Cenovus Energy, Inc.
3.00%, 8/15/22		54	51,689
5.70%, 10/15/19		220	225,671
Encana Corp.
3.90%, 11/15/21		410	412,870
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23		195	196,724
Energy Transfer Partners LP
3.60%, 2/01/23		55	53,723
4.65%, 6/01/21		175	179,477
Enterprise Products Operating LLC
3.70%, 2/15/26		1,326	1,300,528
Hess Corp.
4.30%, 4/01/27		1,510	1,456,772
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		255	255,342
4.15%, 2/01/24		1,200	1,196,652
Kinder Morgan, Inc./DE
5.00%, 2/15/21 (a)		169	174,682
Noble Energy, Inc.
3.90%, 11/15/24		560	552,132
4.15%, 12/15/21		424	430,793
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		1,242	1,177,788
Sabine Pass Liquefaction LLC
5.00%, 3/15/27		601	613,339
Spectra Energy Partners LP
3.50%, 3/15/25		795	758,279
Sunoco Logistics Partners Operations LP
3.90%, 7/15/26		487	455,257
Tengizchevroil Finance Co. International Ltd.
4.00%, 8/15/26 (a)		363	339,405
TransCanada PipeLines Ltd.
9.875%, 1/01/21		252	290,364
Williams Partners LP
3.90%, 1/15/25		245	238,868
4.125%, 11/15/20		875	886,445

			11,246,800

Other Industrial - 0.1%
Alfa SAB de CV
5.25%, 3/25/24 (a)		1,013	1,016,799

Services - 0.2%
Expedia Group, Inc.
3.80%, 2/15/28		1,395	1,280,889

	Principal Amount (000)		U.S. $ Value
S&P Global, Inc.
4.40%, 2/15/26	U.S.$	762	$782,193
Total System Services, Inc.
4.00%, 6/01/23		458	459,736

			2,522,818

Technology - 0.7%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24		420	406,543
3.875%, 1/15/27		773	732,201
Dell International LLC/EMC Corp.
4.42%, 6/15/21 (a)		176	178,633
5.45%, 6/15/23 (a)		669	700,054
6.02%, 6/15/26 (a)		788	828,046
Fidelity National Information Services, Inc.
0.40%, 1/15/21	EUR	314	367,463
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (a)	U.S.$	960	947,741
4.90%, 10/15/25		800	816,808
HP, Inc.
3.75%, 12/01/20		259	261,251
KLA-Tencor Corp.
4.65%, 11/01/24		1,340	1,385,854
Lam Research Corp.
2.80%, 6/15/21		405	397,937
Seagate HDD Cayman
4.75%, 6/01/23-1/01/25		539	519,108
4.875%, 3/01/24		682	663,709
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)		294	294,989
VMware, Inc.
2.95%, 8/21/22		435	417,222

			8,917,559

Transportation - Services - 0.2%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (a)		1,245	1,221,657
4.00%, 7/30/27 (a)		645	588,509
Penske Truck Leasing Co. Lp/PTL Finance Corp.
3.375%, 2/01/22 (a)		695	684,861

			2,495,027

			66,350,187

Utility - 0.3%
Electric - 0.3%
Abu Dhabi National Energy Co. PJSC
4.375%, 4/23/25 (a)		957	947,612
Adani Transmission Ltd.
4.00%, 8/03/26 (a)		650	577,497
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		249	307,415
Enel Chile SA
4.875%, 6/12/28		756	760,188

	Principal Amount (000)		U.S. $ Value
Exelon Generation Co. LLC
2.95%, 1/15/20	U.S.$	778	$775,098
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (a)		776	797,340
Monongahela Power Co.
4.10%, 4/15/24 (a)		305	312,497

			4,477,647

Total Corporates - Investment Grade (cost $150,535,699)			148,433,568

MORTGAGE PASS-THROUGHS – 7.3%
Agency Fixed Rate 15-Year – 0.4%
Federal National Mortgage Association
Series 2013
2.50%, 3/01/28-6/01/28		106	104,172
Series 2014
2.50%, 9/01/29		309	302,519
Series 2016
2.50%, 11/01/31-1/01/32		4,596	4,474,592
Series 2017
2.50%, 2/01/32		184	178,914

			5,060,197

Agency Fixed Rate 30-Year – 6.9%
Federal Home Loan Mortgage Corp. Gold
Series 2016
4.00%, 2/01/46		1,504	1,548,133
Series 2017
4.00%, 7/01/44		1,176	1,209,644
Federal National Mortgage Association
Series 2007
5.50%, 8/01/37		263	287,538
Series 2010
4.00%, 12/01/40		698	718,732
Series 2013
3.50%, 3/01/43		14	13,612
4.00%, 10/01/43		2,009	2,063,654
Series 2014
5.50%, 9/01/41		968	1,055,890
Series 2015
3.00%, 5/01/45-8/01/45		2,475	2,409,054
Series 2017
3.50%, 1/01/47-1/01/48		5,633	5,610,918
Series 2018
3.50%, 1/01/48-4/01/48		24,971	24,863,950
4.00%, 7/01/48, TBA		6,115	6,234,168
4.00%, 7/01/48, TBA		6,830	6,963,398
4.50%, 7/25/48, TBA		16,578	17,261,524
4.50%, 7/25/48, TBA		15,862	16,516,307

	Principal Amount (000)		U.S. $ Value
Government National Mortgage Association
Series 2016
3.00%, 4/20/46-5/20/46	U.S.$	1,158	$1,137,262

			87,893,784

Total Mortgage Pass-Throughs (cost $93,490,800)			92,953,981

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.9%
Non-Agency Fixed Rate CMBS - 3.1%
BHMS Commercial Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)		1,895	1,895,363
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.544%, 11/15/50		615	601,343
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class A4
3.283%, 5/10/58		1,250	1,209,909
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (a)		2,120	2,116,205
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class A5
3.137%, 2/10/48		838	816,910
Series 2015-GC27, Class XA
1.39%, 2/10/48 (g)		6,740	472,222
Series 2015-GC35, Class A4
3.818%, 11/10/48		525	531,202
Series 2016-C1, Class A4
3.209%, 5/10/49		1,411	1,371,328
Series 2016-GC36, Class A5
3.616%, 2/10/49		645	643,846
Series 2018-B2, Class A4
4.009%, 3/10/51		450	458,234
Commercial Mortgage Trust
Series 2010-C1, Class D
6.126%, 7/10/46 (a)		1,070	1,101,041
Series 2013-CR6, Class A2
2.122%, 3/10/46		358	358,117
Series 2014-UBS3, Class A4
3.819%, 6/10/47		570	577,907
Series 2014-UBS5, Class A4
3.838%, 9/10/47		990	1,003,155
Series 2015-CR24, Class A5
3.696%, 8/10/48		655	656,400
Series 2015-DC1, Class A5
3.35%, 2/10/48		1,005	993,460
Series 2015-LC21, Class XA
0.833%, 7/10/48 (g)		6,152	225,273
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4
3.504%, 6/15/57		486	481,330
Series 2015-C3, Class A4
3.718%, 8/15/48		671	671,117
Series 2015-C4, Class A4
3.808%, 11/15/48		1,775	1,789,265

	Principal Amount (000)		U.S. $ Value
GS Mortgage Securities Trust
Series 2011-GC5, Class D
5.392%, 8/10/44 (a)	U.S.$	755	$734,830
Series 2013-G1, Class A1
2.059%, 4/10/31 (a)		299	287,939
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		1,094	1,089,239
Series 2014-GC18, Class D
4.943%, 1/10/47 (a)(h)		200	175,567
Series 2018-GS9, Class A4
3.992%, 3/10/51		1,640	1,667,213
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM
5.372%, 5/15/47		359	360,912
Series 2011-C5, Class D
5.405%, 8/15/46 (a)(h)		116	113,533
Series 2012-C6, Class E
5.141%, 5/15/45 (a)(h)		375	328,954
Series 2012-CBX, Class E
5.191%, 6/15/45 (a)		305	277,585
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5
3.775%, 8/15/47		1,085	1,100,038
Series 2014-C22, Class XA
0.892%, 9/15/47 (g)		16,207	682,959
Series 2015-C30, Class A5
3.822%, 7/15/48		655	663,133
Series 2015-C31, Class A3
3.801%, 8/15/48		1,344	1,358,531
Series 2015-C32, Class C
4.667%, 11/15/48		704	697,910
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39		522	395,258
LSTAR Commercial Mortgage Trust
Series 2015-3, Class A2
2.729%, 4/20/48 (a)		630	623,068
Series 2016-4, Class A2
2.579%, 3/10/49 (a)		1,327	1,281,578
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56		464	456,067
Series 2016-UB12, Class A4
3.596%, 12/15/49		1,005	994,253
UBS Commercial Mortgage Trust
Series 2018-C10, Class A4
4.313%, 5/15/51		1,220	1,265,837
Series 2018-C8, Class A4
3.983%, 2/15/51		1,020	1,033,533
Series 2018-C9, Class A4
4.117%, 3/15/51		1,690	1,729,332

	Principal Amount (000)		U.S. $ Value
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45	U.S.$	2,030	$1,987,858
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C
4.469%, 9/15/48		669	654,104
Series 2016-LC25, Class C
4.436%, 12/15/59 (h)		125	120,680
Series 2016-NXS6, Class C
4.311%, 11/15/49		750	737,750
Series 2018-C43, Class A4
4.012%, 3/15/51		450	458,094

			39,249,382

Non-Agency Floating Rate CMBS - 0.8%
Ashford Hospitality Trust
Series 2018-ASHF, Class A
2.973% (LIBOR 1 Month + 0.90%), 4/15/35 (a)(i)		1,014	1,012,019
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
3.073% (LIBOR 1 Month + 1.00%), 11/15/33 (a)(i)		1,935	1,952,870
BX Trust
Series 2017-IMC, Class A
3.123% (LIBOR 1 Month + 1.05%), 10/15/32 (a)(i)		1,180	1,180,967
Series 2018-GW, Class A
2.873% (LIBOR 1 Month + 0.80%), 5/15/35 (a)(i)		445	444,457
Credit Suisse Mortgage Trust
Series 2016-MFF, Class D
6.673% (LIBOR 1 Month + 4.60%), 11/15/33 (a)(i)		640	646,392
Great Wolf Trust
Series 2017-WOLF, Class A
3.073% (LIBOR 1 Month + 0.85%), 9/15/34 (a)(i)		914	914,025
H/2 Asset Funding NRE
Series 2015-1A, Class AFL
3.748% (LIBOR 1 Month + 1.65%), 6/24/49 (i)(j)		192	191,934
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-SGP, Class A
3.773% (LIBOR 1 Month + 1.70%), 7/15/36 (a)(i)		637	639,366
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class SNMA
4.028% (LIBOR 1 Month + 1.95%), 11/15/26 (a)(i)		263	262,858

	Principal Amount (000)		U.S. $ Value
ETL
Series 2018-RVP, Class A
3.173% (LIBOR 1 Month + 1.10%), 3/15/33 (a)(i)	U.S.$	907	$910,733
Starwood Retail Property Trust
Series 2014-STAR, Class A
3.293% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(i)		2,334	2,336,341
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class A
3.423% (LIBOR 1 Month + 1.35%), 6/15/29 (a)(i)		209	209,062

			10,701,024

Total Commercial Mortgage-Backed Securities (cost $51,094,978)			49,950,406

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.2%
Risk Share Floating Rate - 2.6%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2B
8.591% (LIBOR 1 Month + 6.50%), 4/25/26 (i)(j)		147	149,240
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
6.341% (LIBOR 1 Month + 4.25%), 11/25/23 (i)		581	645,664
Series 2014-DN4, Class M3
6.641% (LIBOR 1 Month + 4.55%), 10/25/24 (i)		1,007	1,116,416
Series 2014-HQ3, Class M3
6.841% (LIBOR 1 Month + 4.75%), 10/25/24 (i)		871	967,882
Series 2015-DNA1, Class M2
3.941% (LIBOR 1 Month + 1.85%), 10/25/27 (i)		350	356,562
Series 2015-DNA2, Class M2
4.691% (LIBOR 1 Month + 2.60%), 12/25/27 (i)		1,017	1,038,338
Series 2015-DNA3, Class M3
6.791% (LIBOR 1 Month + 4.70%), 4/25/28 (i)		308	364,547
Series 2015-HQ1, Class M2
4.291% (LIBOR 1 Month + 2.20%), 3/25/25 (i)		101	101,731
Series 2015-HQA1, Class M2
4.741% (LIBOR 1 Month + 2.65%), 3/25/28 (i)		861	877,140
Series 2015-HQA2, Class M3
6.891% (LIBOR 1 Month + 4.80%), 5/25/28 (i)		539	628,983
Series 2016-DNA1, Class M2
4.991% (LIBOR 1 Month + 2.90%), 7/25/28 (i)		398	407,934

	Principal Amount (000)		U.S. $ Value
Series 2016-DNA1, Class M3
7.641% (LIBOR 1 Month + 5.55%), 7/25/28 (i)	U.S.$	318	$387,806
Series 2016-DNA2, Class M3
6.741% (LIBOR 1 Month + 4.65%), 10/25/28 (i)		842	971,811
Series 2016-DNA3, Class M2
4.091% (LIBOR 1 Month + 2.00%), 12/25/28 (i)		299	303,177
Series 2016-DNA4, Class M2
3.391% (LIBOR 1 Month + 1.30%), 3/25/29 (i)		300	303,120
Series 2016-HQA1, Class M3
8.441% (LIBOR 1 Month + 6.35%), 9/25/28 (i)		386	478,229
Series 2017-DNA2, Class M2
5.541% (LIBOR 1 Month + 3.45%), 10/25/29 (i)		434	472,726
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C02, Class 1M1
3.041% (LIBOR 1 Month + 0.95%), 5/25/24 (i)		91	90,776
Series 2014-C03, Class 1M2
5.091% (LIBOR 1 Month + 3.00%), 7/25/24 (i)		465	498,134
Series 2014-C04, Class 1M2
6.991% (LIBOR 1 Month + 4.90%), 11/25/24 (i)		1,186	1,357,730
Series 2014-C04, Class 2M2
7.091% (LIBOR 1 Month + 5.00%), 11/25/24 (i)		909	1,024,489
Series 2015-C01, Class 1M2
6.391% (LIBOR 1 Month + 4.30%), 2/25/25 (i)		1,736	1,918,253
Series 2015-C01, Class 2M2
6.641% (LIBOR 1 Month + 4.55%), 2/25/25 (i)		688	745,396
Series 2015-C02, Class 1M2
6.091% (LIBOR 1 Month + 4.00%), 5/25/25 (i)		968	1,060,453
Series 2015-C02, Class 2M2
6.091% (LIBOR 1 Month + 4.00%), 5/25/25 (i)		1,335	1,443,220
Series 2015-C03, Class 1M2
7.091% (LIBOR 1 Month + 5.00%), 7/25/25 (i)		1,280	1,453,538
Series 2015-C03, Class 2M2
7.091% (LIBOR 1 Month + 5.00%), 7/25/25 (i)		1,390	1,541,358
Series 2015-C04, Class 1M2
7.791% (LIBOR 1 Month + 5.70%), 4/25/28 (i)		891	1,037,548
Series 2015-C04, Class 2M2
7.641% (LIBOR 1 Month + 5.55%), 4/25/28 (i)		681	770,664

	Principal Amount (000)		U.S. $ Value
Series 2016-C01, Class 1M2
8.841% (LIBOR 1 Month + 6.75%), 8/25/28 (i)	U.S.$	1,355	$1,644,129
Series 2016-C01, Class 2M2
9.041% (LIBOR 1 Month + 6.95%), 8/25/28 (i)		857	1,027,249
Series 2016-C02, Class 1M2
8.091% (LIBOR 1 Month + 6.00%), 9/25/28 (i)		1,393	1,647,536
Series 2016-C03, Class 1M1
4.091% (LIBOR 1 Month + 2.00%), 10/25/28 (i)		53	53,814
Series 2016-C03, Class 1M2
7.391% (LIBOR 1 Month + 5.30%), 10/25/28 (i)		134	158,282
Series 2016-C03, Class 2M1
4.291% (LIBOR 1 Month + 2.20%), 10/25/28 (i)		40	40,539
Series 2016-C03, Class 2M2
7.991% (LIBOR 1 Month + 5.90%), 10/25/28 (i)		2,002	2,334,488
Series 2016-C04, Class 1M2
6.341% (LIBOR 1 Month + 4.25%), 1/25/29 (i)		331	374,197
Series 2016-C05, Class 2M2
6.541% (LIBOR 1 Month + 4.45%), 1/25/29 (i)		1,578	1,756,474
Series 2016-C07, Class 2M2
6.441% (LIBOR 1 Month + 4.35%), 5/25/29 (i)		275	305,184
Series 2017-C02, Class 2M2
5.741% (LIBOR 1 Month + 3.65%), 9/25/29 (i)		276	300,670
Series 2018-C01, Class 1M2
4.341% (LIBOR 1 Month + 2.25%), 7/25/30 (i)		350	352,219
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
6.341% (LIBOR 1 Month + 4.25%), 11/25/24 (i)(j)		89	97,403
Series 2015-CH1, Class M1
4.091% (LIBOR 1 Month + 2.00%), 10/25/25 (i)(j)		136	136,840
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
7.341% (LIBOR 1 Month + 5.25%), 11/25/25 (i)(j)		494	555,838
Series 2015-WF1, Class 2M2
7.591% (LIBOR 1 Month + 5.50%), 11/25/25 (i)(j)		143	166,852

			33,464,579

	Principal Amount (000)		U.S. $ Value
Agency Floating Rate - 0.5%
Federal Home Loan Mortgage Corp. REMICs
Series 4116, Class LS
4.127% (6.20% - LIBOR 1 Month), 10/15/42 (i)(k)	U.	S.$ 1,091	$188,141
Series 4693, Class SL
4.077% (6.15% - LIBOR 1 Month), 6/15/47 (i)(k)		3,270	551,907
Series 4719, Class JS
4.077% (6.15% - LIBOR 1 Month), 9/15/47 (i)(k)		1,511	237,450
Series 4727, Class SA
4.127% (6.20% - LIBOR 1 Month), 11/15/47 (i)(k)		3,580	621,890
Federal National Mortgage Association REMICs
Series 2011-131, Class ST
4.449% (6.54% - LIBOR 1 Month), 12/25/41 (i)(k)		1,532	272,136
Series 2012-70, Class SA
4.459% (6.55% - LIBOR 1 Month), 7/25/42 (i)(k)		2,059	370,141
Series 2014-17, Class SA
3.959% (6.05% - LIBOR 1 Month), 4/25/44 (i)(k)		4,163	636,843
Series 2014-78, Class SE
4.009% (6.10% - LIBOR 1 Month), 12/25/44 (i)(k)		1,460	223,633
Series 2014-92, Class SX
4.009% (6.10% - LIBOR 1 Month), 1/25/45 (i)(k)		3,681	584,828
Series 2016-77, Class DS
3.909% (6.00% - LIBOR 1 Month), 10/25/46 (i)(k)		3,123	491,516
Series 2017-16, Class SG
3.959% (6.05% - LIBOR 1 Month), 3/25/47 (i)(k)		1,546	254,792
Series 2017-62, Class AS
4.059% (6.15% - LIBOR 1 Month), 8/25/47 (i)(k)		1,532	252,357
Series 2017-81, Class SA
4.109% (6.20% - LIBOR 1 Month), 10/25/47 (i)(k)		1,294	216,838
Series 2017-97, Class LS
4.109% (6.20% - LIBOR 1 Month), 12/25/47 (i)(k)		2,351	429,919
Series 2017-97, Class SW
4.109% (6.20% - LIBOR 1 Month), 12/25/47 (i)(k)		1,278	230,494
Government National Mortgage Association
Series 2017-122, Class SA
4.116% (6.20% - LIBOR 1 Month), 8/20/47 (i)(k)		1,420	254,271

	Principal Amount (000)		U.S. $ Value
Series 2017-134, Class SE
4.116% (6.20% - LIBOR 1 Month), 9/20/47 (i)(k)	U.S.$	1,421	$231,354
Series 2017-65, Class ST
4.066% (6.15% - LIBOR 1 Month), 4/20/47 (i)(k)		1,736	308,698

			6,357,208

Non-Agency Fixed Rate - 0.1%
Alternative Loan Trust
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		1,020	887,416

Total Collateralized Mortgage Obligations (cost $37,971,197)			40,709,203

ASSET-BACKED SECURITIES - 3.2%
Autos - Fixed Rate - 1.5%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19		98	98,038
Americredit Automobile Receivables Trust
Series 2016-4, Class A2A
1.34%, 4/08/20		87	87,366
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class A2A
1.69%, 12/18/20		240	238,791
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (a)		1,335	1,335,380
Series 2018-1A, Class A
3.70%, 9/20/24 (a)		1,240	1,245,515
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20		403	401,495
CPS Auto Trust
Series 2017-A, Class A
1.68%, 8/17/20 (a)		124	124,040
DT Auto Owner Trust
Series 2017-3A, Class A
1.73%, 8/17/20 (a)		115	115,013
Series 2018-1A, Class A
2.59%, 5/17/21 (a)		777	775,366
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (a)		390	414,869
Series 2016-3A, Class A
1.84%, 11/16/20 (a)		76	75,392
Series 2017-2A, Class A
2.11%, 6/15/21 (a)		208	207,120
Series 2018-1A, Class A
2.21%, 5/17/21 (a)		578	576,149
Series 2018-2A, Class A
2.79%, 7/15/21 (a)		782	782,269

	Principal Amount (000)		U.S. $ Value
First Investors Auto Owner Trust
Series 2016-2A, Class A1
1.53%, 11/16/20 (a)	U.S.$	31	$30,464
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (a)		330	353,362
Series 2016-4, Class A2
1.96%, 2/16/21 (a)		340	339,147
Series 2016-4, Class D
3.89%, 11/15/22 (a)		435	434,897
Series 2017-2, Class A
1.85%, 7/15/21 (a)		360	357,732
Series 2017-3, Class A
1.88%, 10/15/21 (a)		315	312,663
Series 2017-4, Class A
2.07%, 4/15/22 (a)		133	131,968
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (a)		408	404,903
Ford Credit Auto Owner Trust/Ford Credit
Series 2014-1, Class A
2.26%, 11/15/25 (a)		1,500	1,493,088
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1
1.98%, 1/15/22		816	804,913
Series 2016-1, Class A1
1.76%, 2/15/21		649	640,526
Series 2017-1, Class A1
2.07%, 5/15/22		1,090	1,070,772
Harley-Davidson Motorcycle Trust
Series 2015-1, Class A3
1.41%, 6/15/20		83	83,194
Series 2015-2, Class A3
1.30%, 3/16/20		5	5,443
Hertz Vehicle Financing II LP
Series 2015-1A, Class A
2.73%, 3/25/21 (a)		1,975	1,953,485
Series 2015-1A, Class B
3.52%, 3/25/21 (a)		131	130,385
Series 2015-2A, Class A
2.02%, 9/25/19 (a)		480	479,216
Series 2015-3A, Class A
2.67%, 9/25/21 (a)		725	712,654
Series 2017-1A, Class A
2.96%, 10/25/21 (a)		1,395	1,377,723
Series 2018-1A, Class A
3.29%, 2/25/24 (a)		450	440,076
Hertz Vehicle Financing LLC
Series 2013-1A, Class B2
2.48%, 8/25/19 (a)		109	109,275
Series 2018-2A, Class A
3.65%, 6/27/22 (a)		500	499,948

	Principal Amount (000)		U.S. $ Value
Santander Drive Auto Receivables Trust
Series 2017-3, Class A2
1.67%, 6/15/20	U.S.$	174	$173,423
Westlake Automobile Receivables Trust
Series 2016-3A, Class E
5.69%, 10/16/23 (a)		350	358,949
Series 2018-1A, Class A1
1.75%, 2/15/19 (a)		17	16,533

			19,191,542

Other ABS - Fixed Rate - 0.9%
CLUB Credit Trust
Series 2017-P2, Class A
2.61%, 1/15/24 (a)		766	763,535
CNH Equipment Trust
Series 2014-B, Class A4
1.61%, 5/17/21		528	527,731
Series 2015-A, Class A4
1.85%, 4/15/21		1,143	1,137,914
Consumer Loan Underlying Bond Credit Trust
Series 2018-P1, Class A
3.39%, 7/15/25 (a)(h)		385	384,707
Marlette Funding Trust
Series 2016-1A, Class A
3.06%, 1/17/23 (a)		19	18,701
Series 2017-1A, Class A
2.827%, 3/15/24 (a)(h)		176	176,341
Series 2017-2A, Class A
2.39%, 7/15/24 (a)		320	319,339
Series 2017-3A, Class A
2.36%, 12/15/24 (a)		288	286,689
Series 2017-3A, Class B
3.01%, 12/15/24 (a)		332	329,785
Series 2018-1A, Class A
2.61%, 3/15/28 (a)		863	860,333
Prosper Marketplace Issuance Trust
Series 2017-2A, Class B
3.48%, 9/15/23 (a)		330	329,619
SBA Tower Trust
Series 2014-1A, Class C
2.898%, 10/15/44 (a)		396	393,491
Series 2014-2A, Class C
3.869%, 10/15/49 (a)		774	781,803
Series 2015-1A, Class C
3.156%, 10/08/20 (a)		538	533,667
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (a)(h)		219	219,008
Series 2016-3, Class A
3.05%, 12/26/25 (a)		300	299,096
Series 2017-2, Class A
3.28%, 2/25/26 (a)		885	883,809

	Principal Amount (000)		U.S. $ Value
Series 2017-5, Class A2
2.78%, 9/25/26 (a)	U.S.$	940	$924,999
Series 2017-6, Class A2
2.82%, 11/25/26 (a)		1,125	1,115,835
SoFi Consumer Loan Program Trust
Series 2018-1, Class A1
2.55%, 2/25/27 (a)(h)		564	561,757
Series 2018-1, Class B
3.65%, 2/25/27 (a)(h)		277	274,445
Volvo Financial Equipment LLC
Series 2015-1A, Class A3
1.51%, 6/17/19 (a)		67	66,496

			11,189,100

Credit Cards - Fixed Rate - 0.7%
Barclays Dryrock Issuance Trust
Series 2015-1, Class A
2.20%, 12/15/22		1,597	1,577,220
Series 2015-4, Class A
1.72%, 8/16/21		643	641,518
Capital One Multi-Asset Execution Trust
Series 2015-A5, Class A5
1.60%, 5/17/21		713	712,761
GE Capital Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		1,664	1,661,395
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A
1.74%, 9/15/21		941	939,610
Series 2016-1, Class A
2.04%, 3/15/22		626	623,549
World Financial Network Credit Card Master Trust
Series 2016-B, Class A
1.44%, 6/15/22		607	606,231
Series 2017-B, Class A
1.98%, 6/15/23		570	564,460
Series 2018-A, Class A
3.07%, 12/16/24		1,340	1,334,129

			8,660,873

Autos - Floating Rate - 0.1%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
2.573% (LIBOR 1 Month + 0.50%), 7/15/20 (a)(i)		1,278	1,278,066
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A2
2.643% (LIBOR 1 Month + 0.57%), 1/15/22 (i)		210	211,030

			1,489,096

Total Asset-Backed Securities (cost $40,681,204)			40,530,611

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 2.9%
Industrial - 1.6%
Basic - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)	U.S.$	295	$294,947
SPCM SA
4.875%, 9/15/25 (a)		488	466,108

			761,055

Communications - Media - 0.1%
Altice France SA/France
5.375%, 5/15/22 (a)	EUR	105	125,991
7.375%, 5/01/26 (a)	U.S.$	505	493,653
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 3/01/23 (a)		725	682,443
CSC Holdings LLC
6.75%, 11/15/21		285	298,574

			1,600,661

Communications - Telecommunications - 0.1%
CenturyLink, Inc.
Series S
6.45%, 6/15/21		249	255,905
Series T
5.80%, 3/15/22		250	247,470
Sprint Capital Corp.
6.90%, 5/01/19		1,230	1,254,108

			1,757,483

Consumer Cyclical - Automotive - 0.1%
Adient Global Holdings Ltd.
4.875%, 8/15/26 (a)		340	306,068
LKQ Italia Bondco SpA
3.875%, 4/01/24 (a)	EUR	156	189,387

			495,455

Consumer Cyclical - Other - 0.2%
International Game Technology PLC
4.75%, 2/15/23 (a)		305	380,207
6.25%, 2/15/22 (a)	U.S.$	345	353,456
6.50%, 2/15/25 (a)		885	914,072
KB Home
4.75%, 5/15/19		265	266,322
PulteGroup, Inc.
5.00%, 1/15/27		263	250,084

			2,164,141

Consumer Non-Cyclical - 0.2%
CHS/Community Health Systems, Inc.
6.25%, 3/31/23		138	126,402
HCA, Inc.
6.50%, 2/15/20		517	537,649

	Principal Amount (000)		U.S. $ Value
Hill-Rom Holdings, Inc.
5.75%, 9/01/23 (a)	U.S.$	95	$97,339
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.875%, 4/15/20 (a)		213	209,617
5.75%, 8/01/22 (a)		53	47,700
Spectrum Brands, Inc.
5.75%, 7/15/25		821	810,894
Tenet Healthcare Corp.
4.375%, 10/01/21		174	171,477
4.50%, 4/01/21		255	252,417

			2,253,495

Energy - 0.6%
Antero Resources Corp.
5.125%, 12/01/22		502	502,823
Cheniere Energy Partners LP
5.25%, 10/01/25 (a)		381	372,134
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		501	355,585
Energy Transfer Equity LP
4.25%, 3/15/23		450	434,965
EnLink Midstream Partners LP
4.15%, 6/01/25		515	476,452
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, 2/15/26 (a)		766	763,932
Nabors Industries, Inc.
5.50%, 1/15/23		1,244	1,201,356
PDC Energy, Inc.
5.75%, 5/15/26 (a)		1,050	1,043,952
QEP Resources, Inc.
5.25%, 5/01/23		561	552,512
Range Resources Corp.
5.00%, 8/15/22		563	558,626
Southern Star Central Corp.
5.125%, 7/15/22 (a)		412	413,726
Sunoco LP/Sunoco Finance Corp.
4.875%, 1/15/23 (a)		1,034	992,506

			7,668,569

Services - 0.0%
Aramark Services, Inc.
5.00%, 2/01/28 (a)		231	220,522

Technology - 0.1%
EMC Corp.
3.375%, 6/01/23		645	602,979
Western Digital Corp.
4.75%, 2/15/26		1,154	1,121,076

			1,724,055

Transportation - Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (a)		717	656,464

	Principal Amount (000)		U.S. $ Value
Europcar Groupe SA
5.75%, 6/15/22 (a)	EUR	173	$207,080
Hertz Corp. (The)
5.50%, 10/15/24 (a)	U.S.$	300	235,938
Loxam SAS
4.25%, 4/15/24 (a)	EUR	160	194,735

			1,294,217

			19,939,653

Financial Institutions - 1.2%
Banking - 1.1%
ABN AMRO Bank NV
4.75%, 9/22/27 (a)(f)		200	222,711
5.75%, 9/22/20 (a)(f)		200	247,282
Banco Bilbao Vizcaya Argentaria SA
5.875%, 5/24/22 (a)(f)		400	478,326
6.125%, 11/16/27 (f)	U.S.$	800	710,648
Banco Santander SA
6.25%, 9/11/21 (a)(f)	EUR	500	615,285
Bank of Ireland
7.375%, 6/18/20 (a)(f)		480	601,256
Barclays Bank PLC
6.86%, 6/15/32 (a)(f)	U.S.$	205	230,226
Barclays PLC
8.00%, 12/15/20 (f)	EUR	630	814,869
CIT Group, Inc.
5.25%, 3/07/25	U.S.$	771	780,931
Citigroup, Inc.
5.95%, 1/30/23 (f)		491	499,043
Series P
5.95%, 5/15/25 (f)		367	369,312
Credit Suisse Group AG
6.25%, 12/18/24 (a)(f)		555	544,266
7.50%, 12/11/23 (a)(f)		200	206,544
Goldman Sachs Group, Inc. (The)
Series P
5.00%, 11/10/22 (f)		1,119	1,052,722
ING Groep NV
6.875%, 4/16/22 (a)(f)		835	851,767
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)		200	204,340
7.75%, 1/11/27 (a)(f)	EUR	690	870,245
Series E
3.928%, 9/15/26 (a)		341	403,743
Lloyds Banking Group PLC
6.375%, 6/27/20 (a)(f)		235	291,947
Royal Bank of Scotland Group PLC
2.006% (EURIBOR 3 Month + 2.33%), 9/30/18 (a)(f)(i)		250	287,570
8.625%, 8/15/21 (f)	U.S.$	1,235	1,312,990

	Principal Amount (000)		U.S. $ Value
Series U
4.654% (LIBOR 3 Month + 2.32%), 9/30/27 (f)(i)	U.S.$	1,300	$1,248,546
Standard Chartered PLC
3.869% (LIBOR 3 Month + 1.51%), 1/30/27 (a)(f)(i)		900	785,088
7.50%, 4/02/22 (a)(f)		557	570,925
UBS Group Funding Switzerland AG
7.125%, 8/10/21 (a)(f)		545	562,385

			14,762,967

Finance - 0.1%
Navient Corp.
6.625%, 7/26/21		1,140	1,179,034

			15,942,001

Utility - 0.1%
Electric - 0.1%
AES Corp./VA
4.00%, 3/15/21		985	981,365

Total Corporates - Non-Investment Grade (cost $37,855,953)			36,863,019

GOVERNMENTS - SOVEREIGN AGENCIES - 0.7%
Canada - 0.7%
Canada Housing Trust No. 1
2.25%, 12/15/25 (a)	CAD	3,140	2,347,363
1.90%, 9/15/26 (a)		720	522,558
1.25%, 6/15/21 (a)		8,795	6,511,437

Total Governments - Sovereign Agencies (cost $9,606,653)			9,381,358

EMERGING MARKETS - CORPORATE BONDS - 0.7%
Industrial - 0.6%
Capital Goods - 0.1%
Cemex SAB de CV
5.70%, 1/11/25 (a)	U.S.$	783	773,506
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)		415	141,782
7.125%, 6/26/42 (a)		1,765	625,009

			1,540,297

Consumer Non-Cyclical - 0.3%
BRF GmbH
4.35%, 9/29/26 (a)		440	364,100
BRF SA
3.95%, 5/22/23 (a)		708	617,730
MARB BondCo PLC
7.00%, 3/15/24 (a)		669	640,568
Minerva Luxembourg SA
6.50%, 9/20/26 (a)		648	592,304

	Principal Amount (000)		U.S. $ Value
Natura Cosmeticos SA
5.375%, 2/01/23 (a)	U.S.$	825	$789,067

			3,003,769

Energy - 0.1%
Petrobras Global Finance BV
5.75%, 2/01/29		830	728,666
6.125%, 1/17/22		13	13,240
6.25%, 3/17/24		857	848,644
8.75%, 5/23/26		60	64,950

			1,655,500

Transportation - Services - 0.1%
Rumo Luxembourg SARL
5.875%, 1/18/25 (a)		615	564,152
7.375%, 2/09/24 (a)		510	513,825

			1,077,977

			7,277,543

Utility - 0.1%
Electric - 0.1%
Genneia SA
8.75%, 1/20/22 (a)		377	365,218
Terraform Global Operating LLC
6.125%, 3/01/26 (a)		344	340,987

			706,205

Financial Institutions - 0.0%
Banking - 0.0%
Itau Unibanco Holding SA/Cayman Island
6.125%, 12/12/22 (a)(f)		600	561,936

Total Emerging Markets - Corporate Bonds (cost $9,235,219)			8,545,684

COVERED BONDS - 0.5%
Banco de Sabadell SA
0.875%, 11/12/21 (a)	EUR	500	598,766
Commonwealth Bank of Australia
Series E
0.75%, 11/04/21 (a)		610	730,025
Credit Suisse AG/Guernsey
Series E
1.75%, 1/15/21 (a)		560	685,319
Danske Bank A/S
Series E
1.25%, 6/11/21 (a)		595	722,822
DNB Boligkreditt AS
Series E
3.875%, 6/16/21 (a)		473	617,328
National Bank of Canada
1.50%, 3/25/21 (a)		461	561,812

	Principal Amount (000)		U.S. $ Value
Royal Bank of Canada
1.625%, 8/04/20 (a)	EUR	575	$697,035
Santander UK PLC
Series E
1.625%, 11/26/20 (a)		564	687,000
UBS AG/London
Series E
1.375%, 4/16/21 (a)		570	693,743
Westpac Banking Corp.
Series E
1.50%, 3/24/21 (a)		585	712,655

Total Covered Bonds (cost $6,314,424)			6,706,505

COLLATERALIZED LOAN OBLIGATIONS - 0.5%
CLO - Floating Rate - 0.5%
Black Diamond CLO Ltd.
Series 2016-1A, Class A2AR
4.112% (LIBOR 3 Month + 1.75%), 4/26/31 (a)(h)(i)	U.S.$	250	249,905
Dryden CLO Ltd.
Series 2018-57A, Class A
2.90% (LIBOR 3 Month + 1.01%), 5/15/31 (a)(h)(i)		750	747,043
Goldentree Loan Opportunities Ltd.
Series 2015-11A, Class AR2
3.425% (LIBOR 3 Month + 1.07%), 1/18/31 (a)(h)(i)		354	353,960
Greywolf CLO V Ltd.
Series 2015-1A, Class A1R
3.52% (LIBOR 3 Month + 1.16%), 1/27/31 (a)(h)(i)		344	344,524
Greywolf CLO VI Ltd.
Series 2018-1A, Class A1
3.539% (LIBOR 3 Month + 1.03%), 4/26/31 (a)(h)(i)		250	249,297
Series 2018-1A, Class A2
4.139% (LIBOR 3 Month + 1.63%), 4/26/31 (a)(h)(i)		250	249,979
Marble Point CLO XI Ltd.
Series 2017-2A, Class A
3.535% (LIBOR 3 Month + 1.18%), 12/18/30 (a)(h)(i)		678	678,187
OZLM Ltd.
Series 2018-18A, Class A
3.35% (LIBOR 3 Month + 1.02%), 4/15/31 (a)(h)(i)		745	742,482
Series 2018-22A, Class A1
2.785% (LIBOR 3 Month + 1.07%), 1/17/31 (a)(h)(i)		302	301,677
Rockford Tower CLO Ltd.
Series 2017-3A, Class A
3.154% (LIBOR 3 Month + 1.19%), 10/20/30 (a)(h)(i)		668	668,556

	Principal Amount (000)		U.S. $ Value
Sound Point CLO XIX Ltd.
Series 2018-1A, Class A
3.354% (LIBOR 3 Month + 1.00%), 4/15/31 (a)(h)(i)	U.S.$	1,050	$1,039,440
THL Credit Wind River CLO Ltd.
Series 2014-2A, Class AR
3.488% (LIBOR 3 Month + 1.14%), 1/15/31 (a)(h)(i)		722	722,454
THL Credit Wind River Clo Ltd.
Series 2017-4A, Class B
3.781% (LIBOR 3 Month + 1.45%), 11/20/30 (a)(h)(i)		300	298,052

Total Collateralized Loan Obligations (cost $6,660,809)			6,645,556

EMERGING MARKETS - TREASURIES - 0.5%
Argentina - 0.1%
Argentina POM Politica Monetaria
Series POM
32.223% (ARPP7DRR), 6/21/20 (i)	ARS	11,146	393,505
Argentine Bonos del Tesoro
15.50%, 10/17/26		12,288	377,118
16.00%, 10/17/23		24,013	736,083

			1,506,706

Brazil – 0.4%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/27	BRL	21,751	5,129,648

Total Emerging Markets - Treasuries (cost $9,297,537)			6,636,354

AGENCIES - 0.5%
Agency Debentures - 0.5%
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20 (cost $5,999,364)	U.S.$	6,490	6,120,330

GOVERNMENTS - SOVEREIGN BONDS - 0.3%
Mexico - 0.1%
Mexico Government International Bond
3.60%, 1/30/25		838	809,717

Qatar - 0.1%
Qatar Government International Bond
3.875%, 4/23/23 (a)		2,133	2,131,447

Saudi Arabia - 0.1%
Saudi Government International Bond
4.00%, 4/17/25 (a)		1,382	1,376,417

Total Governments - Sovereign Bonds (cost $4,316,140)			4,317,581

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - SOVEREIGNS - 0.3%
Angola - 0.0%
Republic of Angola Via Northern Lights III BV
7.00%, 8/17/19 (a)	U.S.$	217	$217,839

Argentina - 0.0%
Argentine Republic Government International Bond
6.875%, 4/22/21		220	217,250

Brazil - 0.0%
Brazilian Government International Bond
4.625%, 1/13/28		223	200,979

Costa Rica - 0.0%
Costa Rica Government International Bond
4.37%, 5/22/19 (a)		234	233,345

Dominican Republic - 0.1%
Dominican Republic International Bond
5.95%, 1/25/27 (a)		446	445,788
7.50%, 5/06/21 (a)		380	399,416

			845,204

Egypt - 0.1%
Citigroup Global Markets Holdings, Inc./United States Series GSNP Zero Coupon, 10/04/18	EGP	10,080	536,928
Egypt Government International Bond
6.125%, 1/31/22 (a)	U.S.$	433	424,881
7.50%, 1/31/27 (a)		535	524,969

			1,486,778

Gabon - 0.1%
Gabon Government International Bond
6.375%, 12/12/24 (a)		305	272,213

Ivory Coast - 0.0%
Ivory Coast Government International Bond
5.125%, 6/15/25 (a)	EUR	139	163,361

Total Emerging Markets - Sovereigns (cost $3,741,639)			3,636,969

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 0.3%
Canada - 0.3%
Province of Manitoba Canada
3.85%, 12/01/21	CAD	1,220	973,197
Province of Ontario Canada
2.60%, 6/02/27		3,045	2,276,159

Total Local Governments - Provincial Bonds (cost $3,680,663)			3,249,356

	Principal Amount (000)		U.S. $ Value
QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
China - 0.1%
State Grid Overseas Investment 2014 Ltd.
4.125%, 5/07/24 (a)	U.S.$	951	$965,726
State Grid Overseas Investment 2016 Ltd.
2.25%, 5/04/20 (a)		700	686,567

			1,652,293

Indonesia - 0.1%
Perusahaan Listrik Negara PT
5.45%, 5/21/28 (a)		618	625,706
6.15%, 5/21/48 (a)		483	488,091

			1,113,797

Mexico - 0.0%
Petroleos Mexicanos
4.625%, 9/21/23		56	54,936

Total Quasi-Sovereigns (cost $2,799,056)			2,821,026

SUPRANATIONALS - 0.2%
Supranationals - 0.2%
European Financial Stability Facility
0.125%, 10/17/23 (a) (cost $1,993,086)	EUR	1,703	1,990,533

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.1%
Argentina - 0.1%
Provincia de Buenos Aires/Argentina
5.75%, 6/15/19 (a)	U.S.$	167	164,495
9.125%, 3/16/24 (a)		440	420,200
Provincia de Cordoba
7.125%, 6/10/21 (a)		210	202,650

Total Local Governments - Regional Bonds (cost $857,529)			787,345

	Notional Amount
OPTIONS PURCHASED - CALLS - 0.0%
Swaptions - 0.0%
IRS Swaption Expiration: Jul 2018; Contracts: 29,520,000; Exercise Price: USD 2.96; Counterparty: Morgan Stanley Capital Services LLC (l) (premiums paid $97,134)	USD	29,520,000	9,649

	Shares		U.S. $ Value
SHORT-TERM INVESTMENTS - 8.9%
Investment Companies - 4.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.71% (b)(c)(m) (cost $51,354,809)		51,354,809	$51,354,809

	Principal Amount (000)
Governments - Treasuries – 3.4%
Japan - 3.4%
Japan Treasury Discount Bill
Series 743
Zero Coupon, 9/10/18	JPY	1,586,500	14,333,842
Series 748
Zero Coupon, 7/02/18		1,583,800	14,305,198
Series 760
Zero Coupon, 8/27/18		1,568,400	14,169,290

Total Governments - Treasuries (cost $43,895,222)			42,808,330

U.S. Treasury Bills - 1.3%
U.S. Treasury Bill Zero Coupon, 7/05/18-8/23/18 (cost $16,295,443)	U.S.$	16,334	16,295,443

Agency Discount Note - 0.2%
Federal Home Loan Bank Discount Notes Zero Coupon, 7/20/18 (cost $2,997,273)		3,000	2,997,273

Total Short-Term Investments (cost $114,542,747)			113,455,855

Total Investments - 104.1% (cost $1,312,698,585) (n)			1,327,100,697
Other assets less liabilities - (4.1)%			(51,738,538)

Net Assets – 100.0%			$1,275,362,159

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at June 30, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	4	September 2018	AUD	400	$378,706	$382,936	$4,230
Euro Buxl 30 Yr Bond Futures	3	September 2018	EUR	300	602,728	622,554	19,826
Euro STOXX 50 Index Futures	1,311	September 2018	EUR	13	53,255,510	51,915,729	(1,339,781)
Euro-BOBL Futures	18	September 2018	EUR	1,800	2,778,011	2,778,266	255
Euro-Bund Futures	13	September 2018	EUR	1,300	2,456,310	2,467,737	11,427

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at June 30, 2018	Unrealized Appreciation/ (Depreciation)
FTSE 100 Index Futures	309	September 2018	GBP	3	$31,307,280	$30,999,137	$(308,143)
Japan 10 Yr Bond (OSE) Futures	39	September 2018	JPY	3,900,000	53,116,467	53,134,264	17,797
MSCI Emerging Markets Futures	768	September 2018	USD	38	43,759,046	40,830,720	(2,928,326)
Russell 2000 E-Mini Futures	136	September 2018	USD	7	11,451,692	11,203,000	(248,692)
TOPIX Index Futures	420	September 2018	JPY	4,200	67,549,080	65,646,931	(1,902,149)
U.S. T-Note 2 Yr (CBT) Futures	90	September 2018	USD	18,000	19,057,107	19,064,531	7,424
U.S. T-Note 5 Yr (CBT) Futures	86	September 2018	USD	8,600	9,762,247	9,771,078	8,831
U.S. T-Note 10 Yr (CBT) Futures	572	September 2018	USD	57,200	68,469,837	68,747,250	277,413
U.S. Ultra Bond (CBT) Futures	306	September 2018	USD	30,600	47,460,363	48,826,125	1,365,762
U.S. 10 Yr Ultra Futures	30	September 2018	USD	3,000	3,834,982	3,847,031	12,049
U.S. Long Bond (CBT) Futures	25	September 2018	USD	2,500	3,509,019	3,625,000	115,981
Sold Contracts
10 Yr Canadian Bond Futures	289	September 2018	CAD	28,900	30,286,911	30,053,010	233,901
Japan 10 Yr Bond (OSE) Futures	2	September 2018	JPY	200,000	2,721,300	2,724,834	(3,534)
10 Yr Mini Japan Government Bond Futures	187	September 2018	JPY	1,870,000	25,432,523	25,477,198	(44,675)
Euro Buxl 30 Yr Bond Futures	3	September 2018	EUR	300	613,185	622,554	(9,369)
Euro-BOBL Futures	146	September 2018	EUR	14,600	22,426,218	22,534,827	(108,609)
Euro-Bund Futures	54	September 2018	EUR	5,400	10,104,669	10,250,598	(145,929)
Euro-OAT Futures	23	September 2018	EUR	2,300	4,109,463	4,150,852	(41,389)
Hang Seng Index Futures	58	July 2018	HKD	3	10,567,865	10,618,104	(50,239)
Long Gilt Futures	432	September 2018	GBP	43,200	68,723,478	70,160,468	(1,436,990)
S&P 500 E-Mini Futures	72	September 2018	USD	4	9,993,291	9,797,760	195,531
S&P TSX 60 Index Futures	142	September 2018	CAD	28	20,564,625	20,809,889	(245,264)
SPI 200 Futures	165	September 2018	AUD	4	18,587,571	18,768,039	(180,468)
U.S. T-Note 5 Yr (CBT) Futures	290	September 2018	USD	29,000	32,884,046	32,948,984	(64,938)
U.S. T-Note 10 Yr (CBT) Futures	293	September 2018	USD	29,300	35,027,429	35,214,937	(187,508)
U.S. Ultra Bond (CBT) Futures	7	September 2018	USD	700	1,073,889	1,116,938	(43,049)

							$(7,018,625)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	NZD	11,762	USD	8,235	8/09/18	$268,421
Australia and New Zealand Banking Group Ltd.	SGD	963	USD	723	8/16/18	15,300
Bank of America, NA	BRL	7,286	USD	1,900	7/03/18	19,807
Bank of America, NA	USD	1,890	BRL	7,287	7/03/18	(9,727)
Bank of America, NA	USD	1,128	ILS	4,049	7/12/18	(20,887)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	2,773	EUR	2,347	8/16/18	$(23,209)
Bank of America, NA	USD	8,779	CAD	11,190	9/14/18	(256,071)
Bank of America, NA	USD	24,557	NOK	195,371	9/14/18	(499,852)
Barclays Bank PLC	BRL	8,333	USD	2,231	7/03/18	81,137
Barclays Bank PLC	USD	2,161	BRL	8,333	7/03/18	(11,124)
Barclays Bank PLC	EUR	57,523	USD	67,354	7/18/18	106,328
Barclays Bank PLC	TWD	136,150	USD	4,598	9/13/18	110,628
Barclays Bank PLC	GBP	5,753	USD	7,821	9/14/18	203,840
Barclays Bank PLC	USD	22,128	JPY	2,404,084	9/14/18	(304,931)
BNP Paribas SA	ARS	30,842	USD	1,195	7/05/18	131,224
BNP Paribas SA	USD	3,958	EUR	3,340	7/18/18	(53,378)
BNP Paribas SA	GBP	5,682	USD	7,624	8/03/18	115,486
BNP Paribas SA	USD	201	MXN	4,058	8/07/18	1,724
BNP Paribas SA	AUD	2,046	USD	1,552	8/16/18	38,263
BNP Paribas SA	USD	2,242	CAD	2,962	8/16/18	12,596
BNP Paribas SA	USD	2,247	CAD	2,916	8/16/18	(26,754)
BNP Paribas SA	USD	4,015	GBP	2,974	8/16/18	(82,712)
BNP Paribas SA	USD	1,407	GBP	1,041	9/14/18	(28,967)
Citibank, NA	BRL	6,288	USD	1,720	7/03/18	97,347
Citibank, NA	USD	1,631	BRL	6,288	7/03/18	(8,394)
Citibank, NA	USD	363	ARS	9,918	7/05/18	(21,157)
Citibank, NA	EUR	4,579	USD	5,357	7/18/18	4,544
Citibank, NA	COP	4,231,183	USD	1,461	7/25/18	18,503
Citibank, NA	ARS	9,918	USD	357	7/26/18	22,411
Citibank, NA	KRW	1,903,480	USD	1,769	7/26/18	58,994
Citibank, NA	USD	6,203	KRW	6,596,340	7/26/18	(277,525)
Citibank, NA	USD	2,913	SEK	25,237	7/26/18	(90,215)
Citibank, NA	USD	639	RUB	40,835	7/31/18	9,725
Citibank, NA	MXN	41,904	USD	2,019	8/07/18	(79,400)
Citibank, NA	USD	1,601	MXN	33,217	8/07/18	62,940
Citibank, NA	UYU	2,628	USD	88	8/07/18	4,226
Citibank, NA	UYU	3,032	USD	102	8/08/18	4,925
Citibank, NA	USD	3,986	INR	270,837	8/09/18	(49,890)
Credit Suisse International	USD	2,067	ILS	7,466	7/12/18	(25,259)
Credit Suisse International	USD	365	MXN	7,311	8/07/18	884
Credit Suisse International	EUR	3,362	USD	3,899	8/16/18	(40,182)
Credit Suisse International	USD	5,980	SEK	51,549	8/16/18	(205,587)
Credit Suisse International	EUR	1,703	USD	1,979	9/14/18	(20,487)
Credit Suisse International	NOK	84,756	USD	10,587	9/14/18	150,831
Credit Suisse International	USD	6,401	GBP	4,712	9/14/18	(162,269)
Deutsche Bank AG	ILS	20,970	USD	5,985	7/12/18	248,885
Deutsche Bank AG	JPY	2,959,059	USD	27,151	10/04/18	249,237
Goldman Sachs Bank USA	USD	2,188	MYR	8,583	7/12/18	(61,823)
Goldman Sachs Bank USA	EUR	10,042	USD	11,682	7/18/18	(57,588)
Goldman Sachs Bank USA	USD	1,535	EUR	1,308	7/18/18	(5,857)
Goldman Sachs Bank USA	KRW	1,206,086	USD	1,121	7/26/18	37,086
Goldman Sachs Bank USA	CHF	11,889	USD	11,980	9/14/18	(100,311)
HSBC Bank USA	ARS	23,446	USD	909	7/05/18	100,537
HSBC Bank USA	USD	114	ARS	3,202	7/05/18	(3,411)
HSBC Bank USA	EUR	5,339	USD	6,251	7/18/18	8,855
HSBC Bank USA	JPY	3,850,368	USD	34,943	7/18/18	130,960
HSBC Bank USA	USD	589	NOK	4,764	7/26/18	(3,506)
HSBC Bank USA	INR	170,923	USD	2,509	8/09/18	25,089
HSBC Bank USA	TWD	37,056	USD	1,254	9/13/18	32,392
JPMorgan Chase Bank, NA	USD	684	ILS	2,452	7/12/18	(13,120)
JPMorgan Chase Bank, NA	SEK	24,754	USD	2,833	7/26/18	64,813
JPMorgan Chase Bank, NA	USD	691	GBP	515	8/03/18	(10,034)
JPMorgan Chase Bank, NA	AUD	3,122	USD	2,375	8/09/18	64,051
JPMorgan Chase Bank, NA	USD	752	NZD	1,066	8/09/18	(29,314)
JPMorgan Chase Bank, NA	EUR	5,184	USD	6,042	8/16/18	(31,575)
JPMorgan Chase Bank, NA	SGD	2,051	USD	1,540	8/16/18	33,755
JPMorgan Chase Bank, NA	EUR	15,469	USD	18,334	9/14/18	170,888
JPMorgan Chase Bank, NA	USD	571	JPY	62,072	10/04/18	(6,581)
Morgan Stanley & Co., Inc.	BRL	21,906	USD	5,681	7/03/18	29,244
Morgan Stanley & Co., Inc.	USD	5,803	BRL	21,906	7/03/18	(150,849)
Morgan Stanley & Co., Inc.	USD	1,497	EUR	1,269	7/18/18	(13,141)
Morgan Stanley & Co., Inc.	BRL	21,906	USD	5,787	8/02/18	154,566
Morgan Stanley & Co., Inc.	AUD	4,057	USD	3,009	8/16/18	6,111
Morgan Stanley & Co., Inc.	USD	7,368	EUR	6,199	8/16/18	(105,376)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc.	USD	392	CHF	385	9/14/18	$(489)
Royal Bank of Scotland PLC	EUR	500	USD	584	7/18/18	(732)
Royal Bank of Scotland PLC	PLN	5,615	USD	1,544	7/19/18	44,002
Standard Chartered Bank	KRW	2,211,491	USD	2,046	7/26/18	59,793
Standard Chartered Bank	KRW	1,280,504	USD	1,148	7/26/18	(2,534)
Standard Chartered Bank	AUD	3,070	USD	2,336	8/09/18	63,860
Standard Chartered Bank	INR	96,207	USD	1,394	8/09/18	(4,240)
Standard Chartered Bank	GBP	1,598	USD	2,140	8/16/18	27,547
Standard Chartered Bank	SGD	3,736	USD	2,789	8/16/18	44,302
Standard Chartered Bank	CAD	18,561	USD	14,318	8/30/18	185,563
Standard Chartered Bank	CAD	2,047	USD	1,593	9/14/18	34,084
Standard Chartered Bank	JPY	302,785	USD	2,775	9/14/18	26,749
State Street Bank & Trust Co.	MYR	8,583	USD	2,138	7/12/18	11,832
State Street Bank & Trust Co.	EUR	518	USD	607	7/18/18	1,034
State Street Bank & Trust Co.	EUR	3,120	USD	3,632	7/18/18	(15,369)
State Street Bank & Trust Co.	USD	887	EUR	753	7/18/18	(7,051)
State Street Bank & Trust Co.	USD	1,576	PLN	5,610	7/19/18	(78,389)
State Street Bank & Trust Co.	USD	268	GBP	203	8/03/18	483
State Street Bank & Trust Co.	USD	220	GBP	166	8/03/18	(1,019)
State Street Bank & Trust Co.	SGD	1,428	USD	1,070	8/16/18	20,542
State Street Bank & Trust Co.	USD	139	CAD	180	8/30/18	(1,749)
State Street Bank & Trust Co.	CHF	1,216	USD	1,236	9/07/18	735
State Street Bank & Trust Co.	USD	26,499	EUR	22,002	9/14/18	(666,043)
State Street Bank & Trust Co.	USD	2,030	SEK	17,373	9/14/18	(79,290)
State Street Bank & Trust Co.	USD	137	JPY	15,047	10/04/18	(435)
State Street Bank & Trust Co.	USD	2,129	MYR	8,583	11/29/18	(13,535)
UBS AG	USD	7,817	CAD	10,360	8/16/18	69,495
UBS AG	USD	1,650	CAD	2,179	8/30/18	9,583
UBS AG	USD	8,614	CHF	8,448	9/14/18	(30,463)

						$(295,644)

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)		Premiums	Market Value
Put
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Morgan Stanley Capital Services LLC	2.82%	7/06/18	USD	70,900	$76,162	$(25,367)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	(1.00)%	Quarterly	0.67%	USD	8,290	$(127,585)	$(140,752)	$13,167

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation/ (Depreciation)
EUR	30,210	4/10/20	(0.147)%	6 Month EURIBOR	Annual/Semi-Annual	$(41,383)	$297		$(41,680)
EUR	11,190	4/11/20	(0.148)%	6 Month EURIBOR	Annual/Semi-Annual	(15,214)	(272)		(14,942)
EUR	37,700	6/11/20	(0.115)%	6 Month EURIBOR	Annual/Semi-Annual	(55,030)	31		(55,061)
AUD	43,240	6/21/20	2.118%	3 Month BBSW	Quarterly/Quarterly	(31,115)	– 0	–	(31,115)
NOK	492,950	6/22/20	6 Month NIBOR	1.378%	Semi-Annual/Annual	(63,322)	– 0	–	(63,322)
SEK	41,470	3/31/22	3 Month STIBOR	0.341%	Quarterly/Annual	31,024	(1,101)		32,125
NZD	5,665	3/31/22	3 Month BKBM	2.936%	Quarterly/Semi-Annual	107,510	43,370		64,140
SEK	13,400	7/26/22	3 Month STIBOR	0.353%	Quarterly/Annual	12,937	168		12,769
NZD	3,920	7/26/22	3 Month BKBM	2.780%	Quarterly/Semi-Annual	62,745	– 0	–	62,745
USD	610	4/21/25	1.972%	3 Month LIBOR	Semi-Annual/Quarterly	35,797	– 0	–	35,797
USD	900	6/09/25	2.470%	3 Month LIBOR	Semi-Annual/Quarterly	24,502	– 0	–	24,502
USD	484	8/04/25	2.285%	3 Month LIBOR	Semi-Annual/Quarterly	16,520	– 0	–	16,520
USD	1,990	4/27/26	1.773%	3 Month LIBOR	Semi-Annual/Quarterly	160,399	– 0	–	160,399
USD	2,230	6/28/26	1.439%	3 Month LIBOR	Semi-Annual/Quarterly	235,634	– 0	–	235,634
USD	840	10/04/26	1.459%	3 Month LIBOR	Semi-Annual/Quarterly	92,136	55,849		36,287
USD	1,550	11/08/26	1.657%	3 Month LIBOR	Semi-Annual/Quarterly	146,814	– 0	–	146,814
USD	1,550	11/09/26	1.672%	3 Month LIBOR	Semi-Annual/Quarterly	144,438	– 0	–	144,438
USD	1,040	4/04/27	2.436%	3 Month LIBOR	Semi-Annual/Quarterly	40,949	(12,629)		53,578
USD	580	4/26/27	2.287%	3 Month LIBOR	Semi-Annual/Quarterly	29,832	25		29,807
USD	610	7/12/27	2.355%	3 Month LIBOR	Semi-Annual/Quarterly	25,485	(2,914)		28,399
USD	6,030	7/20/27	2.227%	3 Month LIBOR	Semi-Annual/Quarterly	319,663	35,186		284,477
USD	3,230	3/28/28	2.920%	3 Month LIBOR	Semi-Annual/Quarterly	(12,840)	– 0	–	(12,840)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,010	11/10/35	2.613%	3 Month LIBOR	Semi-Annual/Quarterly	$48,896	$0	$48,896
USD	590	7/20/47	2.534%	3 Month LIBOR	Semi-Annual/Quarterly	50,880	4,380	46,500

						$1,367,257	$122,390	$1,244,867

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Sprint Communications, Inc., 7.00%, 08/15/20, 6/20/19*	(5.00)%	Quarterly	0.64%	USD	573	$(25,115)	$(6,811)	$(18,304)
Sprint Communications, Inc., 7.00%, 08/15/20, 6/20/19*	(5.00)	Quarterly	0.64		657	(28,796)	(8,097)	(20,699)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.51		31	10	392	(382)
Credit Suisse International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.51		2,896	957	36,345	(35,388)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.51		29	9	265	(256)
Deutsche Bank AG
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.51		368	121	4,979	(4,858)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.51		4,030	1,332	42,782	(41,450)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.51		1,209	400	12,725	(12,325)
Goldman Sachs International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.51		404	134	5,422	(5,288)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)%	Monthly	0.51%	USD	263	$87	$2,502	$(2,415)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.51		433	143	5,656	(5,513)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.51		226	74	2,952	(2,878)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94		273	(28,197)	(37,440)	9,243
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94		200	(20,657)	(28,080)	7,423
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94		453	(46,787)	(71,912)	25,125
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94		63	(6,507)	(10,493)	3,986
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94		279	(28,793)	(42,996)	14,203
Credit Suisse International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.14		370	(1,858)	(8,509)	6,651
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94		673	(69,509)	(45,020)	(24,489)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94		198	(20,450)	(14,156)	(6,294)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94		301	(31,063)	(46,175)	15,112
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94		570	(58,871)	(87,267)	28,396
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.14		2,400	(11,786)	(101,422)	89,636
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.14		880	(4,322)	(8,566)	4,244

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.94%	USD	36	$(3,718)	$(2,137)	$(1,581)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94		663	(68,477)	(56,392)	(12,085)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94		35	(3,615)	(4,243)	628
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94		218	(22,516)	(28,406)	5,890
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94		242	(24,995)	(28,624)	3,629
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94		243	(25,098)	(28,731)	3,633
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94		357	(36,872)	(39,770)	2,898
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94		2,000	(206,567)	(211,853)	5,286
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94		257	(26,543)	(18,625)	(7,918)
Goldman Sachs International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.14		917	(4,503)	(5,727)	1,224
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.14		918	(4,508)	(6,800)	2,292
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.14		1,835	(9,012)	(10,747)	1,735
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94		1,128	(116,503)	(57,044)	(59,459)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94		940	(97,087)	(77,383)	(19,704)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94		700	(72,299)	(55,337)	(16,962)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94		209	(21,586)	(18,675)	(2,911)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.94%	USD	18	$(1,859)	$(1,668)	$(191)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94		35	(3,614)	(3,303)	(311)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94		35	(3,615)	(3,575)	(40)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94		69	(7,127)	(7,703)	576
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94		353	(36,459)	(49,678)	13,219
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94		779	(80,458)	(106,798)	26,340
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94		239	(24,685)	(26,331)	1,646
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94		496	(51,229)	(78,843)	27,614
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94		345	(35,633)	(58,309)	22,676
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94		483	(49,885)	(82,807)	32,922
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94		20	(2,064)	(3,141)	1,077
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94		272	(28,093)	(19,834)	(8,259)

						$(1,448,064)	$(1,495,408)	$47,344

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	6,180	7/15/20	1.527%	CPI#	Maturity	$144,965
Barclays Bank PLC	USD	2,350	1/15/21	1.490%	CPI#	Maturity	60,884

							$205,849

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units		Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
Goldman Sachs International
FTSE EPRA/NAREIT Developed Real Estate Index	2,716	LIBOR Plus 0.15%	Quarterly	USD	12,935	4/15/19	$(649,825)

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG
AUD/JPY 1/14/20*	11.12%	Maturity	AUD	71	$18,301	$	– 0	–	$18,301
AUD/JPY 3/03/20*	12.75	Maturity	AUD	36	(6,098)		– 0	–	(6,098)
Goldman Sachs Bank USA
AUD/JPY 3/10/20*	12.90	Maturity	AUD	16	(3,341)		– 0	–	(3,341)
AUD/JPY 3/11/20*	12.80	Maturity	AUD	20	(3,417)		– 0	–	(3,417)

					$5,445	$	– 0	–	$5,445

*	Termination date

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate market value of these securities amounted to $200,718,742 or 15.7% of net assets.

(b)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(c)	Affiliated investments.
(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(e)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	IO - Interest Only.
(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(i)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2018.
(j)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.09% of net assets as of June 30, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
8.591%, 4/25/26	4/29/16	$147,330	$149,240	0.01%
H/2 Asset Funding NRE Series 2015-1A, Class AFL
3.748%, 6/24/49	6/19/15	191,934	191,934	0.01%
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M1
4.091%, 10/25/25	9/18/15	135,738	136,840	0.01%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2
6.341%, 11/25/24	11/06/15	88,544	97,403	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
7.341%, 11/25/25	9/28/15	493,939	555,838	0.04%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
7.591%, 11/25/25	9/28/15	142,225	166,852	0.01%

(k)	Inverse interest only security.
(l)	Non-income producing security.
(m)	The rate shown represents the 7-day yield as of period end.
(n)

As of June 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $41,659,724 and gross unrealized depreciation of investments was $(33,654,239), resulting in net unrealized appreciation of $8,005,485.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
COP	-	Colombian Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso

Glossary:

ABS	-	Asset-Backed Securities
ARPP7DRR	-	Argentina Central Bank 7-Day Repo Reference Rate
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
EAFE	-	Europe, Australia, and Far East
EPRA	-	European Public Real Estate Association
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
FTSE	-	Financial Times Stock Exchange
IRS	-	Interest Rate Swaption
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NAREIT	-	National Association of Real Estate Investment Trusts
NIBOR	-	Norwegian Interbank Offered Rate
OAT	-	Obligations Assimilables du Trésor
OSE	-	Osaka Securities Exchange
PJSC	-	Public Joint Stock Company
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
STIBOR	-	Stockholm Interbank Offered Rate
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay B Portfolio

June 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2018:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$279,534,667		$	– 0	–	$279,534,667
Investment Companies		267,163,697		– 0	–		– 0	–	267,163,697
Governments - Treasuries		– 0	–	196,657,444			– 0	–	196,657,444
Corporates - Investment Grade		– 0	–	148,433,568			– 0	–	148,433,568
Mortgage Pass-Throughs		– 0	–	92,953,981			– 0	–	92,953,981
Commercial Mortgage-Backed Securities		– 0	–	41,005,019			8,945,387		49,950,406
Collateralized Mortgage Obligations		– 0	–	40,709,203			– 0	–	40,709,203
Asset-Backed Securities		– 0	–	31,073,652			9,456,959		40,530,611
Corporates - Non-Investment Grade		– 0	–	36,863,019			– 0	–	36,863,019
Governments - Sovereign Agencies		– 0	–	9,381,358			– 0	–	9,381,358
Emerging Markets - Corporate Bonds		– 0	–	8,545,684			– 0	–	8,545,684
Covered Bonds		– 0	–	6,706,505			– 0	–	6,706,505
Collateralized Loan Obligations		– 0	–	– 0	–		6,645,556		6,645,556
Emerging Markets - Treasuries		– 0	–	6,636,354			– 0	–	6,636,354
Agencies		– 0	–	6,120,330			– 0	–	6,120,330
Governments - Sovereign Bonds		– 0	–	4,317,581			– 0	–	4,317,581
Emerging Markets - Sovereigns		– 0	–	3,636,969			– 0	–	3,636,969
Local Governments - Provincial Bonds		– 0	–	3,249,356			– 0	–	3,249,356
Quasi-Sovereigns		– 0	–	2,821,026			– 0	–	2,821,026
Supranationals		– 0	–	1,990,533			– 0	–	1,990,533
Local Governments - Regional Bonds		– 0	–	787,345			– 0	–	787,345
Options Purchased - Calls		– 0	–	9,649			– 0	–	9,649
Short-Term Investments:
Investment Companies		51,354,809		– 0	–		– 0	–	51,354,809
Governments - Treasuries		– 0	–	42,808,330			– 0	–	42,808,330
U.S. Treasury Bills		– 0	–	16,295,443			– 0	–	16,295,443
Agency Discount Notes		– 0	–	2,997,273			– 0	–	2,997,273

Total Investments in Securities		318,518,506		983,534,289			25,047,902		1,327,100,697
Other Financial Instruments (a):
Assets:
Futures		2,270,427		– 0	–		– 0	–	2,270,427
Forward Currency Exchange Contracts		– 0	–	3,496,157			– 0	–	3,496,157
Centrally Cleared Interest Rate Swaps		– 0	–	1,586,161			– 0	–	1,586,161
Credit Default Swaps		– 0	–	3,267			– 0	–	3,267
Inflation (CPI) Swaps		– 0	–	205,849			– 0	–	205,849
Variance Swaps		– 0	–	18,301			– 0	–	18,301
Liabilities:
Futures		(5,508,272)		(3,780,780)			– 0	–	(9,289,052)
Forward Currency Exchange Contracts		– 0	–	(3,791,801)			– 0	–	(3,791,801)
Interest Rate Swaptions		– 0	–	(25,367)			– 0	–	(25,367)
Centrally Cleared Interest Rate Swaps		– 0	–	(218,904)			– 0	–	(218,904)
Centrally Cleared Credit Default Swaps		– 0	–	(127,585)			– 0	–	(127,585)
Credit Default Swaps		– 0	–	(1,451,331)			– 0	–	(1,451,331)
Total Return Swaps		– 0	–	(649,825)			– 0	–	(649,825)
Variance Swaps		– 0	–	(12,856)			– 0	–	(12,856)

Total (b)		$315,280,661		$978,785,575			$25,047,902		$1,319,114,138

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between Level 1 & Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations			Asset-Backed Securities
Balance as of 9/30/17	$9,791,254			$321,562		$6,456,943
Accrued discounts/(premiums)	(428)			– 0	–	166
Realized gain (loss)	(97,093)			– 0	–	748
Change in unrealized appreciation/depreciation	8,118			– 0	–	(84,954)
Purchases/Payups	1,935,000			– 0	–	5,549,698
Sales/Paydowns	(2,431,304)			– 0	–	(2,465,642)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	(260,160)			(321,562)		– 0	–

Balance as of 6/30/18	$8,945,387		$	– 0	–	$9,456,959

Net change in unrealized appreciation/depreciation from investments held as of 6/30/18	$(88,022)		$	– 0	–	$(84,727)

	Collateralized Loan Obligations		Emerging Market - Sovereigns			Total
Balance as of 9/30/17	$ – 0	–		$520,766		$17,090,525
Accrued discounts/(premiums)	9			8,543		8,290
Realized gain (loss)	– 0	–		9,898		(86,447)
Change in unrealized appreciation/depreciation	(15,253)			(8,861)		(100,950)
Purchases/Payups	6,660,800			– 0	–	14,145,498
Sales/Paydowns	– 0	–		(530,346)		(5,427,292)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	(581,722	) (a)

Balance as of 6/30/18	$6,645,556		$	– 0	–	$25,047,902

Net change in unrealized appreciation/depreciation from investments held as of 6/30/18	$(15,253)		$	– 0	–	$(1,88,022)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of June 30, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2018 is as follows:

									Distributions
Affiliated Issuer	Market Value 9/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 6/30/18 (000)	Dividend Income (000)		Realized Gains (000)
AB Bond Fund, Inc.:
All Market Real Return Portfolio	$51,698	$52,107	$10,522	$569		$72		$93,924	$1,495		$0
Government Money Market Portfolio	77,176	373,581	399,402	– 0	–	– 0	–	51,355	– 0	–	– 0	–

Total	$128,874	$425,688	$409,924	$569		$72		$145,279	$1,495		$0

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay A Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 50.7%
Funds and Investment Trusts - 50.7% (a)
AB All Market Real Return Portfolio - Class Z (b)	88,305,990	$796,520,033
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z (b)	16,052,682	203,869,055
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z (b)	52,453,789	657,245,981
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z (b)	7,786,440	98,187,014
Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio - Class Z (b)	2,847,947	85,694,719
Sanford C. Bernstein Fund, Inc. - Tax-Managed International Portfolio - Class Z (b)	20,953,983	367,951,943
SPDR S&P 500 ETF Trust	311,371	84,468,725

Total Investment Companies (cost $2,052,442,669)		2,293,937,470

COMMON STOCKS - 47.3%
Information Technology - 13.4%
Communications Equipment - 0.9%
Arista Networks, Inc. (c)	3,390	872,891
Ciena Corp. (c)	30,310	803,518
Cisco Systems, Inc.	521,382	22,435,068
Finisar Corp. (c)	36,790	662,220
Infinera Corp. (c)	58,270	578,621
NetScout Systems, Inc. (c)	25,020	743,094
Nokia Oyj (Sponsored ADR) - Class A	2,180,368	12,537,116

		38,632,528

Electronic Equipment, Instruments & Components - 0.4%
Anixter International, Inc. (c)	13,830	875,439
Avnet, Inc.	26,840	1,151,168
CDW Corp./DE	165,751	13,391,023
Littelfuse, Inc.	2,380	543,068
National Instruments Corp.	28,950	1,215,321
Sanmina Corp. (c)	26,800	785,240
VeriFone Systems, Inc. (c)	24,060	549,049

		18,510,308

Internet Software & Services - 4.1%
2U, Inc. (c)	16,831	1,406,398
Alphabet, Inc. - Class C (c)(d)	88,344	98,560,984
Dropbox, Inc. - Class A (c)	15,235	493,919
eBay, Inc. (c)	320,358	11,616,181
Etsy, Inc. (c)	12,450	525,265
Facebook, Inc. - Class A (c)(d)	354,093	68,807,352
GrubHub, Inc. (c)	14,490	1,520,146
New Relic, Inc. (c)	12,622	1,269,647
Nutanix, Inc. - Class A (c)	25,870	1,334,116
Trade Desk, Inc. (The) - Class A (c)	15,533	1,456,995

		186,991,003

Company	Shares	U.S. $ Value
IT Services - 1.8%
Amdocs Ltd.	13,440	$889,594
Booz Allen Hamilton Holding Corp.	22,560	986,549
Cognizant Technology Solutions Corp. - Class A	206,260	16,292,477
Genpact Ltd.	35,950	1,040,034
Total System Services, Inc.	143,998	12,170,711
Visa, Inc. - Class A	352,861	46,736,439
Worldpay, Inc. - Class A (c)	15,490	1,266,772

		79,382,576

Semiconductors & Semiconductor Equipment - 1.6%
Cypress Semiconductor Corp.	49,810	776,040
Intel Corp.	591,018	29,379,505
Marvell Technology Group Ltd.	46,440	995,674
Mellanox Technologies Ltd. (c)	5,380	453,534
Qorvo, Inc. (c)	7,503	601,515
Semtech Corp. (c)	29,200	1,373,860
Texas Instruments, Inc.	183,955	20,281,039
Xilinx, Inc.	301,760	19,692,857

		73,554,024

Software - 2.5%
Adobe Systems, Inc. (c)	65,645	16,004,907
ANSYS, Inc. (c)	9,730	1,694,771
Aspen Technology, Inc. (c)	13,875	1,286,768
Guidewire Software, Inc. (c)	14,117	1,253,307
HubSpot, Inc. (c)	9,502	1,191,551
Microsoft Corp. (d)	555,143	54,742,651
Oracle Corp.	619,762	27,306,714
Pivotal Software, Inc. - Class A (c)	21,078	511,563
SailPoint Technologies Holding, Inc. (c)	38,887	954,287
Splunk, Inc. (c)	15,352	1,521,537
Take-Two Interactive Software, Inc. (c)	11,197	1,325,277
Tyler Technologies, Inc. (c)	5,481	1,217,330
Verint Systems, Inc. (c)	29,710	1,317,639

		110,328,302

Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	360,877	66,801,942
HP, Inc.	743,128	16,861,574
NCR Corp. (c)	37,700	1,130,246
Pure Storage, Inc. - Class A (c)	72,958	1,742,237
Xerox Corp.	407,749	9,785,976

		96,321,975

		603,720,716

Financials - 7.4%
Banks - 4.0%
Associated Banc-Corp.	43,050	1,175,265
Bank of America Corp.	1,893,045	53,364,939
Cadence BanCorp	47,833	1,380,939
Citigroup, Inc.	384,220	25,712,002
Comerica, Inc.	13,000	1,181,960

Company	Shares	U.S. $ Value
Fulton Financial Corp.	41,450	$683,925
Huntington Bancshares, Inc./OH	68,490	1,010,912
JPMorgan Chase & Co.	512,866	53,440,637
Sterling Bancorp./DE	46,190	1,085,465
SVB Financial Group (c)	5,083	1,467,767
Synovus Financial Corp.	18,420	973,129
Texas Capital Bancshares, Inc. (c)	10,350	947,025
Umpqua Holdings Corp.	44,110	996,445
Webster Financial Corp.	17,095	1,088,951
Wells Fargo & Co.	632,429	35,061,864
Wintrust Financial Corp.	13,630	1,186,491
Zions Bancorporation	28,330	1,492,708

		182,250,424

Capital Markets - 1.4%
Affiliated Managers Group, Inc.	7,025	1,044,407
CME Group, Inc. - Class A	107,030	17,544,358
Goldman Sachs Group, Inc. (The)	95,306	21,021,644
Lazard Ltd. - Class A	32,770	1,602,781
S&P Global, Inc.	100,338	20,457,915
Stifel Financial Corp.	24,681	1,289,582

		62,960,687

Consumer Finance - 0.4%
OneMain Holdings, Inc. (c)	22,140	737,041
Synchrony Financial	483,932	16,153,650

		16,890,691

Insurance - 1.6%
American Financial Group, Inc./OH	11,734	1,259,410
Everest Re Group Ltd.	108,161	24,928,947
First American Financial Corp.	15,440	798,557
FNF Group	417,985	15,724,596
Hanover Insurance Group, Inc. (The)	5,290	632,472
Old Republic International Corp.	45,840	912,674
Progressive Corp. (The)	414,097	24,493,838
Reinsurance Group of America, Inc. - Class A	10,670	1,424,232
Selective Insurance Group, Inc.	14,140	777,700

		70,952,426

Thrifts & Mortgage Finance - 0.0%
BankUnited, Inc.	26,440	1,080,074
Essent Group Ltd. (c)	20,183	722,955

		1,803,029

		334,857,257

Consumer Discretionary - 5.9%
Auto Components - 0.4%
Cooper-Standard Holdings, Inc. (c)	9,782	1,278,214
Dana, Inc.	23,610	476,686
Lear Corp.	3,361	624,507
Magna International, Inc. (New York) - Class A	296,988	17,263,913

		19,643,320

Company	Shares	U.S. $ Value
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (c)	16,557	$1,697,424
Chegg, Inc. (c)	45,198	1,256,052
Grand Canyon Education, Inc. (c)	15,808	1,764,331
Houghton Mifflin Harcourt Co. (c)	57,034	436,310
Sotheby’s (c)	19,430	1,055,826

		6,209,943

Hotels, Restaurants & Leisure - 0.8%
Bloomin’ Brands, Inc.	45,690	918,369
Brinker International, Inc.	5,471	260,420
Carnival Corp.	168,891	9,679,143
Chipotle Mexican Grill, Inc. - Class A (c)	1,360	586,663
Hilton Grand Vacations, Inc. (c)	42,877	1,487,832
McDonald’s Corp.	124,779	19,551,622
Planet Fitness, Inc. (c)	38,676	1,699,423
Starbucks Corp.	45,060	2,201,181

		36,384,653

Household Durables - 0.1%
Lennar Corp. - Class A	21,045	1,104,863
Taylor Morrison Home Corp. - Class A(c)	34,230	711,299

		1,816,162

Internet & Direct Marketing Retail - 0.2%
Booking Holdings, Inc. (c)	2,950	5,979,915
Shutterfly, Inc. (c)	11,770	1,059,653
Wayfair, Inc. - Class A (c)	12,380	1,470,249

		8,509,817

Media - 1.1%
Comcast Corp. - Class A	972,796	31,917,437
Scholastic Corp.	12,590	557,863
Walt Disney Co. (The)	177,351	18,588,158

		51,063,458

Multiline Retail - 0.0%
Ollie’s Bargain Outlet Holdings, Inc. (c)	17,330	1,256,425

Specialty Retail - 2.5%
AutoZone, Inc. (c)	18,418	12,357,189
Burlington Stores, Inc. (c)	14,841	2,234,015
Five Below, Inc. (c)	17,932	1,752,136
Floor & Decor Holdings, Inc. - Class A (c)	28,951	1,428,153
Home Depot, Inc. (The)	224,736	43,845,993
Michaels Cos., Inc. (The) (c)	38,440	736,895
Ross Stores, Inc.	244,137	20,690,611
Signet Jewelers Ltd.	18,330	1,021,897
TJX Cos., Inc. (The)	294,455	28,026,227

		112,093,116

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc. (c)	44,243	$779,119
Deckers Outdoor Corp. (c)	9,390	1,060,037
NIKE, Inc. - Class B	330,989	26,373,204

		28,212,360

		265,189,254

Health Care - 5.7%
Biotechnology - 1.1%
Aimmune Therapeutics, Inc. (c)	15,120	406,577
Ascendis Pharma A/S (Sponsored ADR) (c)	7,787	517,991
BeiGene Ltd. (Sponsored ADR) (c)	2,688	413,226
Biogen, Inc. (c)(d)	61,062	17,722,635
Biohaven Pharmaceutical Holding Co., Ltd. (c)	18,914	747,481
Bluebird Bio, Inc. (c)	4,000	627,800
Blueprint Medicines Corp. (c)	6,904	438,266
Clovis Oncology, Inc. (c)	8,400	381,948
Exact Sciences Corp. (c)	28,225	1,687,573
Gilead Sciences, Inc.	281,097	19,912,912
Incyte Corp. (c)	8,280	554,760
Loxo Oncology, Inc. (c)	4,307	747,178
Madrigal Pharmaceuticals, Inc. (c)	1,720	481,067
Neurocrine Biosciences, Inc. (c)	14,154	1,390,489
Sage Therapeutics, Inc. (c)	4,411	690,454
Ultragenyx Pharmaceutical, Inc. (c)	8,536	656,162

		47,376,519

Health Care Equipment & Supplies - 1.0%
AxoGen, Inc. (c)	16,767	842,542
Edwards Lifesciences Corp. (c)	135,851	19,775,830
Inogen, Inc. (c)	4,430	825,442
Intuitive Surgical, Inc. (c)	20,762	9,934,202
Medtronic PLC	140,862	12,059,196
Nevro Corp. (c)	11,677	932,408
Penumbra, Inc. (c)	8,853	1,223,042

		45,592,662

Health Care Providers & Services - 2.1%
Aetna, Inc.	164,190	30,128,865
Anthem, Inc.	90,111	21,449,121
Cigna Corp.	50,071	8,509,567
LifePoint Health, Inc. (c)	17,440	851,072
Molina Healthcare, Inc. (c)	8,990	880,481
UnitedHealth Group, Inc.	138,516	33,983,515
WellCare Health Plans, Inc. (c)	4,367	1,075,330

		96,877,951

Health Care Technology - 0.0%
Teladoc, Inc. (c)	33,438	1,941,076

Life Sciences Tools & Services - 0.1%
ICON PLC (c)	21,795	2,888,491

Company	Shares	U.S. $ Value
Pharmaceuticals - 1.4%
GW Pharmaceuticals PLC (Sponsored ADR) (c)	3,141	$438,295
Johnson & Johnson (d)	59,955	7,274,940
Merck & Co., Inc.	162,185	9,844,629
Pfizer, Inc.	715,718	25,966,249
Revance Therapeutics, Inc. (c)	13,622	373,924
Zoetis, Inc.	213,559	18,193,091

		62,091,128

		256,767,827

Industrials - 4.1%
Aerospace & Defense - 1.8%
Boeing Co. (The)	88,238	29,604,731
Hexcel Corp.	22,512	1,494,347
L3 Technologies, Inc.	11,905	2,289,570
Northrop Grumman Corp.	88,142	27,121,293
Raytheon Co.	112,851	21,800,556

		82,310,497

Air Freight & Logistics - 0.1%
Atlas Air Worldwide Holdings, Inc. (c)	14,700	1,053,990
Expeditors International of Washington, Inc.	12,538	916,528
XPO Logistics, Inc. (c)	12,950	1,297,331

		3,267,849

Airlines - 0.3%
Alaska Air Group, Inc.	13,550	818,284
Delta Air Lines, Inc.	246,180	12,195,757
Hawaiian Holdings, Inc.	21,350	767,533
SkyWest, Inc.	21,700	1,126,230

		14,907,804

Building Products - 0.1%
AO Smith Corp.	23,220	1,373,463
Lennox International, Inc.	7,280	1,457,092

		2,830,555

Commercial Services & Supplies - 0.1%
Copart, Inc. (c)	22,840	1,291,830
Steelcase, Inc. - Class A	66,921	903,434

		2,195,264

Construction & Engineering - 0.1%
AECOM (c)	25,685	848,375
Dycom Industries, Inc. (c)	12,310	1,163,418
Granite Construction, Inc.	15,610	868,853
Quanta Services, Inc. (c)	30,630	1,023,042
Tutor Perini Corp. (c)	37,340	688,923

		4,592,611

Electrical Equipment - 0.1%
AMETEK, Inc.	17,839	1,287,262
Eaton Corp. PLC	34,114	2,549,681
EnerSys	12,870	960,617
Regal Beloit Corp.	14,390	1,177,102

		5,974,662

Company	Shares	U.S. $ Value
Industrial Conglomerates - 0.6%
Carlisle Cos., Inc.	9,226	$999,268
Honeywell International, Inc.	164,184	23,650,705

		24,649,973

Machinery - 0.2%
Gardner Denver Holdings, Inc. (c)	47,753	1,403,461
Gates Industrial Corp. PLC (c)	37,544	610,841
IDEX Corp.	12,384	1,690,168
Kennametal, Inc.	29,790	1,069,461
Lincoln Electric Holdings, Inc.	17,624	1,546,682
Nordson Corp.	11,560	1,484,420
Oshkosh Corp.	11,990	843,137
SPX FLOW, Inc. (c)	14,160	619,783
Terex Corp.	20,250	854,347

		10,122,300

Professional Services - 0.0%
CoStar Group, Inc. (c)	3,340	1,378,184

Road & Rail - 0.6%
Knight-Swift Transportation Holdings, Inc.	37,900	1,448,159
Norfolk Southern Corp.	148,565	22,414,002
Werner Enterprises, Inc.	24,370	915,093

		24,777,254

Trading Companies & Distributors - 0.1%
BMC Stock Holdings, Inc. (c)	17,480	364,458
MRC Global, Inc. (c)	48,030	1,040,810
SiteOne Landscape Supply, Inc. (c)	13,758	1,155,259
United Rentals, Inc. (c)	9,730	1,436,343
Watsco, Inc.	8,105	1,444,960

		5,441,830

		182,448,783

Consumer Staples - 3.3%
Beverages - 1.0%
Constellation Brands, Inc. - Class A	76,053	16,645,720
Cott Corp.	61,454	1,017,064
PepsiCo, Inc.	233,335	25,403,181

		43,065,965

Food & Staples Retailing - 1.3%
Costco Wholesale Corp. (d)	121,504	25,391,906
US Foods Holding Corp. (c)	14,650	554,063
Walmart, Inc. (d)	389,978	33,401,616

		59,347,585

Food Products - 0.4%
Ingredion, Inc.	4,858	537,781
Nomad Foods Ltd. (c)	50,600	971,014
Tyson Foods, Inc. - Class A	249,424	17,172,842

		18,681,637

Company	Shares	U.S. $ Value
Household Products - 0.4%
Procter & Gamble Co. (The)	233,337	$18,214,286

Tobacco - 0.2%
Altria Group, Inc.	185,725	10,547,323

		149,856,796

Energy - 2.8%
Energy Equipment & Services - 0.4%
Cactus, Inc. - Class A (c)	23,246	785,483
Dril-Quip, Inc. (c)	11,770	604,978
Helix Energy Solutions Group, Inc. (c)	43,600	363,188
Oceaneering International, Inc.	35,380	900,775
Oil States International, Inc. (c)	30,990	994,779
RPC, Inc.	52,290	761,865
Schlumberger Ltd. (d)	181,239	12,148,450

		16,559,518

Chevron Corp.	239,606	30,293,387
Devon Energy Corp.	119,216	5,240,735
EOG Resources, Inc.	190,050	23,647,922
Exxon Mobil Corp.	257,317	21,287,835
HollyFrontier Corp.	16,790	1,148,940
Marathon Petroleum Corp.	318,107	22,318,387
Oasis Petroleum, Inc. (c)	90,320	1,171,450
PDC Energy, Inc. (c)	10,364	626,504
QEP Resources, Inc. (c)	109,100	1,337,566
SM Energy Co.	42,760	1,098,504
SRC Energy, Inc. (c)	88,990	980,670

		109,151,900

		125,711,418

Real Estate - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Campus Communities, Inc.	20,640	885,043
Camden Property Trust	11,210	1,021,567
Crown Castle International Corp.	188,076	20,278,354
CubeSmart	198,497	6,395,573
Education Realty Trust, Inc.	21,530	893,495
Empire State Realty Trust, Inc. - Class A	41,598	711,326
Gramercy Property Trust	30,837	842,467
Mid-America Apartment Communities, Inc.	253,346	25,504,342
STAG Industrial, Inc.	42,570	1,159,181
Sun Communities, Inc.	178,173	17,439,574

		75,130,922

Real Estate Management & Development - 0.4%
CBRE Group, Inc. - Class A (c)	352,365	16,821,905

		91,952,827

Company	Shares	U.S. $ Value
Utilities - 1.5%
Electric Utilities - 1.1%
Alliant Energy Corp.	22,956	$971,498
American Electric Power Co., Inc.	484,348	33,541,099
Edison International (d)	209,792	13,273,540
PNM Resources, Inc.	19,660	764,774
Portland General Electric Co.	18,320	783,363

		49,334,274

Gas Utilities - 0.0%
Southwest Gas Holdings, Inc.	9,030	688,718

Multi-Utilities - 0.4%
Black Hills Corp.	9,138	559,337
NiSource, Inc.	694,613	18,254,430

		18,813,767

		68,836,759

Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.	410,924	20,673,587
Vonage Holdings Corp. (c)	84,969	1,095,250

		21,768,837

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (c)	188,548	11,265,743

		33,034,580

Materials - 0.5%
Chemicals - 0.5%
DowDuPont, Inc.	270,159	17,808,881
Orion Engineered Carbons SA	15,740	485,579
PolyOne Corp.	33,965	1,467,967
Trinseo SA	14,750	1,046,513

		20,808,940

Construction Materials - 0.0%
Martin Marietta Materials, Inc.	5,649	1,261,591

Containers & Packaging - 0.0%
Graphic Packaging Holding Co.	69,850	1,013,523

Metals & Mining - 0.0%
Alcoa Corp. (c)	24,610	1,153,717

		24,237,771

Total Common Stocks (cost $1,543,084,043)		2,136,613,988

SHORT-TERM INVESTMENTS - 1.8%
Investment Companies - 1.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.71% (a)(b)(e) (cost $70,413,297)	70,413,297	70,413,297

	Principal Amount (000)	U.S. $ Value
U.S. Treasury Bills - 0.2%
U.S. Treasury Bill
Zero Coupon, 8/02/18	$1,000	$998,436
Zero Coupon, 8/09/18-8/16/18 (f)	8,500	8,482,828

Total U.S. Treasury Bills (cost $9,481,264)		9,481,264

Total Short-Term Investments (cost $79,894,561)		79,894,561

Total Investments - 99.8% (cost $3,675,421,273) (g)		4,510,446,019
Other assets less liabilities - 0.2%		9,377,315

Net Assets - 100.0%		$4,519,823,334

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at June 30, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	5,556	September 2018	EUR	56	$225,643,494	$220,018,148	$(5,625,346)
FTSE 100 Index Futures	1,932	September 2018	GBP	19	195,746,488	193,819,846	(1,926,642)
MSCI Emerging Markets Futures	111	September 2018	USD	6	5,878,530	5,901,315	22,785
TOPIX Index Futures	3,065	September 2018	JPY	30,650	493,330,289	479,066,296	(14,263,993)
U.S. T-Note 2 Yr (CBT) Futures	1,550	September 2018	USD	310,000	328,170,407	328,333,595	163,188
U.S. T-Note 10 Yr (CBT) Futures	3,558	September 2018	USD	355,800	428,429,901	427,627,125	(802,776)
U.S. Ultra Bond (CBT) Futures	911	September 2018	USD	91,100	140,651,258	145,361,438	4,710,180
Sold Contracts
Hang Seng Index Futures	700	July 2018	HKD	35	127,543,205	128,149,536	(606,331)
Russell 2000 E-Mini Futures	892	September 2018	USD	45	75,061,002	73,478,500	1,582,502
S&P 500 E-Mini Futures	5,176	September 2018	USD	259	718,406,570	704,350,080	14,056,490
S&P Mid 400 E-Mini Futures	211	September 2018	USD	21	42,079,924	41,273,710	806,214
S&P TSX 60 Index Futures	1,957	September 2018	CAD	391	283,415,286	286,795,436	(3,380,150)
SPI 200 Futures	2,015	September 2018	AUD	50	226,993,669	229,197,564	(2,203,895)

							$(7,467,774)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	28,412	EUR	23,996	9/14/18	$(236,646)
Barclays Bank PLC	GBP	4,638	USD	6,199	8/16/18	65,942
BNP Paribas SA	AUD	6,215	USD	4,716	8/16/18	116,248
BNP Paribas SA	CHF	160,809	USD	161,791	8/16/18	(1,194,553)
BNP Paribas SA	USD	32,716	CAD	43,219	8/16/18	183,804
BNP Paribas SA	USD	14,530	CAD	18,860	8/16/18	(173,021)
BNP Paribas SA	USD	53,943	GBP	39,953	8/16/18	(1,111,228)
Citibank, NA	USD	16,481	JPY	1,813,767	8/16/18	(50,432)
Credit Suisse International	EUR	54,792	USD	63,537	8/16/18	(654,858)
Credit Suisse International	NOK	802,243	USD	100,105	8/16/18	1,430,420
Credit Suisse International	USD	61,676	SEK	531,686	8/16/18	(2,120,464)
Credit Suisse International	USD	60,552	GBP	44,575	9/14/18	(1,535,051)
Deutsche Bank AG	USD	46,888	EUR	39,025	8/16/18	(1,168,445)
Deutsche Bank AG	USD	230,980	NOK	1,839,890	8/16/18	(4,677,158)
JPMorgan Chase Bank, NA	AUD	66,344	USD	49,995	8/16/18	890,676
JPMorgan Chase Bank, NA	CAD	18,860	USD	14,669	8/16/18	312,586
JPMorgan Chase Bank, NA	EUR	98,080	USD	115,743	8/16/18	836,976
JPMorgan Chase Bank, NA	EUR	51,394	USD	59,898	8/16/18	(313,038)
JPMorgan Chase Bank, NA	GBP	149,102	USD	202,233	8/16/18	5,069,973
JPMorgan Chase Bank, NA	JPY	2,603,444	USD	23,813	8/16/18	229,031
JPMorgan Chase Bank, NA	EUR	50,995	USD	60,669	9/14/18	793,093
Morgan Stanley & Co., Inc.	AUD	38,919	USD	28,865	8/16/18	58,633
Morgan Stanley & Co., Inc.	USD	18,387	CHF	18,068	8/16/18	(75,081)
Morgan Stanley & Co., Inc.	USD	70,191	EUR	59,055	8/16/18	(1,003,871)
Morgan Stanley & Co., Inc.	USD	6,578	EUR	5,523	9/14/18	(93,856)
Standard Chartered Bank	CHF	5,169	USD	5,239	8/16/18	347
Standard Chartered Bank	USD	51,967	JPY	5,649,360	8/16/18	(790,744)
State Street Bank & Trust Co.	USD	46	NZD	66	8/16/18	(1,207)
UBS AG	USD	67,307	CAD	89,205	8/16/18	598,392
UBS AG	USD	80,658	CHF	79,301	8/16/18	(283,288)

						$(4,896,820)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
Goldman Sachs International
FTSE EPRA/NAREIT Developed Real Estate Index	26,062	LIBOR Plus 0.15%	Maturity	USD 124,119	4/15/19	$(6,235,543)

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Affiliated investments.
(c)	Non-income producing security.
(d)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)

As of June 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $888,884,511 and gross unrealized depreciation of investments was $(72,459,902), resulting in net unrealized appreciation of $816,424,609.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
EPRA	-	European Public Real Estate Association
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NAREIT	-	National Association of Real Estate Investment Trusts
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay A Portfolio

June 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Investment Companies	$2,293,937,470		$	– 0	–	$	– 0	–	$2,293,937,470
Common Stocks (a)	2,136,613,988			– 0	–		– 0	–	2,136,613,988
Short-Term Investments:
Investment Companies	70,413,297			– 0	–		– 0	–	70,413,297
U.S. Treasury Bills	– 0	–		9,481,264			– 0	–	9,481,264

Total Investments in Securities	4,500,964,755			9,481,264			– 0	–	4,510,446,019
Other Financial Instruments (b):
Assets:
Futures	21,341,359			– 0	–		– 0	–	21,341,359
Forward Currency Exchange Contracts	– 0	–		10,586,121			– 0	–	10,586,121
Liabilities:
Futures	(4,182,926)			(24,626,207)			– 0	–	(28,809,133)
Forward Currency Exchange Contracts	– 0	–		(15,482,941)			– 0	–	(15,482,941)
Total Return Swaps	– 0	–		(6,235,543)			– 0	–	(6,235,543)

Total (c)	$4,518,123,188			$(26,277,306)		$	– 0	–	$4,491,845,882

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in mutual funds for the nine months ended June 30, 2018 is as follows:

Distributions
Affiliated Issuer	Market Value 9/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 6/30/18 (000)	Dividend Income (000)	Realized Gains (000)
AB Bond Fund, Inc.:
All Market Real Return Portfolio	$380,487	$510,715	$96,618	$5,223	$(3,287)	$796,520	$10,318	$	– 0	–
Bernstein Fund, Inc.:
International Small Cap Portfolio	180,385	23,626	– 0	–	– 0	–	(142)	203,869	6,885	– 0	–
International Strategic Equities Portfolio	584,254	84,113	– 0	–	– 0	–	(11,121)	657,246	17,147	– 0	–
Small Cap Core Portfolio	86,433	10,201	1,488	271	2,770	98,187	5,324	– 0	–
Sanford C. Bernstein Fund, Inc.:
AB Emerging Markets Portfolio	81,751	7,856	– 0	–	– 0	–	(3,912)	85,695	881	– 0	–
AB Tax-Managed International Portfolio	330,305	45,301	– 0	–	– 0	–	(7,654)	367,952	5,308	– 0	–
Government Money Market Portfolio	454,158	949,061	1,332,806	– 0	–	– 0	–	70,413	– 0	–	– 0	–

Total	$2,097,773	$1,630,873	$1,430,912	$5,494	$(23,346)	$2,279,882	$45,863	$	– 0	–

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay B Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 69.2%
Long-Term Municipal Bonds - 69.2%
Alabama - 0.4%
Alabama Public School & College Authority
Series 2010A
5.00%, 5/01/19	$3,255	$3,348,028
Water Works Board of the City of Birmingham (The)
Series 2010A
5.00%, 1/01/24	3,650	3,915,136

		7,263,164

Arizona - 2.7%
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport)
Series 2010C
5.00%, 7/01/24	5,305	5,627,491
County of Pima AZ Sewer System Revenue
Series 2011B
5.00%, 7/01/23 (Pre-refunded/ETM)	2,500	2,726,075
5.00%, 7/01/24 (Pre-refunded/ETM)	4,085	4,454,407
AGM Series 2010
5.00%, 7/01/18-7/01/19	10,035	10,204,550
Pima County Regional Transportation Authority (Pima County Regional Transportation Authority Excise Tax)
Series 2014
5.00%, 6/01/22	1,685	1,874,225
Salt River Project Agricultural Improvement & Power District
Series 2011A
5.00%, 12/01/24	23,120	25,403,562
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017B
4.00%, 10/01/23 (a)(b)	1,800	1,809,522

		52,099,832

California - 1.5%
California Econ Recovery
Series 2009A
5.25%, 7/01/21 (Pre-refunded/ETM)	7,255	7,532,069
Golden State Tobacco Securitization Corp.
Series 2018A
3.50%, 6/01/36	2,380	2,398,421
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2009C-2
5.00%, 5/01/25	1,025	1,053,608
Series 2010C
5.00%, 5/01/19	730	752,155
State of California
Series 2014
5.00%, 10/01/29	50	57,652
Series 2015
5.00%, 8/01/22-3/01/26	3,500	4,037,666

	Principal Amount (000)	U.S. $ Value
State of California Department of Water Resources Power Supply Revenue
Series 2015O
5.00%, 5/01/22	$12,400	$13,909,948

		29,741,519

Colorado - 1.3%
Centerra Metropolitan District No. 1
Series 2017
5.00%, 12/01/29 (a)(b)	2,375	2,547,995
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2010A
5.00%, 11/15/23	300	321,273
Series 2011A
5.25%, 11/15/18	13,135	13,304,836
5.50%, 11/15/19	4,375	4,586,400
Plaza Metropolitan District No. 1
Series 2013
5.00%, 12/01/19 (a)(b)	1,000	1,034,850
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
5.00%, 7/15/20	2,000	2,063,920
5.125%, 1/15/23	2,000	2,064,420

		25,923,694

Connecticut - 2.5%
City of Bridgeport CT
Series 2017A
5.00%, 11/01/26 (Pre-refunded/ETM)	1,650	1,965,167
5.00%, 11/01/27-11/01/31	6,975	7,784,184
Series 2017C
5.00%, 8/15/25	1,000	1,120,470
State of Connecticut
Series 2014C
5.00%, 6/15/22	5,620	6,147,493
Series 2016A
5.00%, 3/15/23-3/15/24	27,430	30,348,192
Series 2018C
5.00%, 6/15/27	1,415	1,602,417

		48,967,923

District of Columbia - 1.9%
District of Columbia
Series 2017D
5.00%, 6/01/21-6/01/27	11,535	13,371,410
Metropolitan Washington Airports Authority
Series 2010B
5.00%, 10/01/18	7,320	7,381,341
Series 2018A
5.00%, 10/01/29-10/01/30 (c)	6,180	7,308,027
Washington Metropolitan Area Transit Authority
Series 2017A

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/21-7/01/22	$7,715	$8,470,879

		36,531,657

Florida - 8.2%
Broward County School Board/FL COP
Series 2011A
5.00%, 7/01/20	7,250	7,702,472
Citizens Property Insurance Corp.
Series 2012A
5.00%, 6/01/22	7,660	8,492,795
Series 2012A-1
5.00%, 6/01/21	10,490	11,375,461
City of Jacksonville FL
Series 2010A
5.00%, 10/01/18 (Pre-refunded/ETM) (a)	6,170	6,223,062
5.00%, 10/01/18-10/01/19	6,310	6,427,324
5.00%, 10/01/19 (Pre-refunded/ETM) (a)	2,690	2,800,129
City of Jacksonville FL (City of Jacksonville FL Sales Tax)
Series 2011
5.00%, 10/01/21	2,500	2,736,875
County of Broward FL Half-Cent Sales Tax Revenue
Series 2010A
5.00%, 10/01/18-10/01/20	8,235	8,508,094
County of Lee FL Airport Revenue (Southwest Florida Intl Airport)
Series 2011A
5.625%, 10/01/26	2,470	2,697,635
AGM Series 2010A
5.50%, 10/01/18-10/01/19	7,425	7,552,971
County of Seminole FL Water & Sewer Revenue
Series 2015B
5.00%, 10/01/19	2,420	2,520,624
Florida State Board of Education (State of Florida)
Series 2017F
5.00%, 6/01/22-6/01/23	5,595	6,271,535
Florida’s Turnpike Enterprise
Series 2015B
5.00%, 7/01/20-7/01/24	18,145	19,853,030
Series 2017A
5.00%, 7/01/19-7/01/20	29,910	31,643,018
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25 (b)	2,640	2,684,986
North Broward Hospital District
Series 2017B
5.00%, 1/01/27-1/01/32	13,610	15,101,503
School District of Broward County/FL
Series 2015
5.00%, 7/01/21	2,210	2,408,502
South Miami Health Facilities Authority (Baptist Health South Florida Obligated Group)
Series 2017
5.00%, 8/15/27-8/15/30	10,925	12,691,754

	Principal Amount (000)	U.S. $ Value
St. Lucie County School Board (St. Lucie County School Board Sales Tax)
AGM Series 2015
5.00%, 10/01/23	$1,565	$1,767,636

		159,459,406

Georgia - 0.7%
Georgia State Road & Tollway Authority
Series 2017B
5.00%, 6/01/21	3,275	3,556,290
Main Street Natural Gas, Inc. (Royal Bank of Canada)
Series 2018A
4.00%, 4/01/48	6,465	6,915,481
State of Georgia
Series 2016E
5.00%, 12/01/23	3,550	4,085,695

		14,557,466

Hawaii - 2.0%
City & County of Honolulu HI
Series 2011A
5.00%, 8/01/24 (Pre-refunded/ETM)	5,800	6,345,896
Series 2011B
5.00%, 8/01/24-8/01/25	10,205	11,108,433
University of Hawaii
Series 2016
5.00%, 10/01/22-10/01/26	18,785	21,576,410

		39,030,739

Illinois - 4.9%
Chicago O’Hare International Airport
Series 2010D
5.25%, 1/01/19	2,285	2,324,988
Series 2015B
5.00%, 1/01/24-1/01/28	28,115	31,780,863
Chicago Transit Authority
AGC Series 2008A
5.00%, 6/01/21 (Pre-refunded/ETM)	4,685	4,753,448
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/20	1,730	1,731,488
State of Illinois
Series 2012
5.00%, 8/01/21	1,665	1,742,173
Series 2013
5.00%, 7/01/21-7/01/22	1,805	1,890,593
Series 2013A
5.00%, 4/01/20-4/01/22	3,640	3,793,291
Series 2014
5.00%, 2/01/21-5/01/24	4,220	4,461,147
Series 2016
5.00%, 2/01/22-2/01/24	6,750	7,131,845
Series 2017A
5.00%, 12/01/25	3,810	4,054,640
Series 2017D
5.00%, 11/01/24	12,010	12,778,520

	Principal Amount (000)	U.S. $ Value
State of Illinois (State of Illinois Sales Tax)
Series 2016D
5.00%, 6/15/22-6/15/23	$16,965	$18,539,693

		94,982,689

Kansas - 0.1%
State of Kansas Department of Transportation
Series 2012C
5.00%, 9/01/20	2,745	2,937,562

Kentucky - 0.6%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 6/01/26-6/01/31	10,460	11,539,100

Louisiana - 0.9%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge)
Series 2015A
6.00%, 11/15/30 (a)	1,550	1,726,157
Orleans Parish Parishwide School District
AGM Series 2010
5.00%, 9/01/19	4,230	4,390,698
State of Louisiana
Series 2017B
5.00%, 10/01/29	10,025	11,738,774

		17,855,629

Massachusetts - 2.6%
Commonwealth of Massachusetts
Series 2011A
5.00%, 4/01/25 (Pre-refunded/ETM)	8,750	9,493,838
Series 2016C
5.00%, 4/01/26	6,025	7,107,211
Series 2016H
5.00%, 12/01/22	9,655	10,867,571
Massachusetts Bay Transportation Authority (Massachusetts Bay Transportation Authority Sales Tax)
Series 2004B
5.25%, 7/01/21	5,030	5,522,839
Massachusetts Department of Transportation
Series 2010B
5.00%, 1/01/19-1/01/20	4,915	5,031,797
Massachusetts Development Finance Agency (Partners Healthcare System, Inc.)
Series 2017S
5.00%, 7/01/30	5,165	6,092,427
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2012A

	Principal Amount (000)	U.S. $ Value
5.00%, 8/15/21	$5,385	$5,896,306

		50,011,989

Michigan - 1.6%
City of Detroit MI Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue)
Series 2011C
5.25%, 7/01/24-7/01/25	9,390	10,125,398
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue)
AGM Series 2014C
5.00%, 7/01/24	10,115	11,532,719
South Lyon Community Schools
Series 2016
5.00%, 5/01/21-5/01/28	5,080	5,755,910
University of Michigan
Series 2017A
5.00%, 4/01/23	1,955	2,219,140
Walled Lake Consolidated School District
Series 2015
5.00%, 5/01/22	2,000	2,213,760

		31,846,927

Mississippi - 1.0%
Mississippi Development Bank
Series 2010C
5.00%, 8/01/22 (Pre-refunded/ETM) (a)	3,870	4,118,106
5.00%, 8/01/23 (Pre-refunded/ETM) (a)	1,790	1,904,757
Series 2010D
5.00%, 8/01/23 (Pre-refunded/ETM) (a)	3,835	4,080,862
Mississippi Development Bank (Mississippi Development Bank State Lease)
Series 2010C
5.00%, 8/01/22-8/01/23	5,445	5,781,085
Series 2010D
5.00%, 8/01/23	3,695	3,922,538

		19,807,348

Nebraska - 0.4%
Omaha Public Power District
Series 2011C
5.00%, 2/01/24	6,420	6,918,256

Nevada - 0.5%
County of Clark Department of Aviation (Las Vegas-McCarran International Airport)
Series 2010D
5.00%, 7/01/21-7/01/22	1,010	1,057,937
County of Clark NV
Series 2015
5.00%, 11/01/21	2,000	2,197,600
County of Clark NV (County of Clark NV Fuel Tax)
Series 2016

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/19	$6,195	$6,401,975

		9,657,512

New Jersey - 3.9%
New Jersey Economic Development Authority
Series 2011EE
5.00%, 9/01/18 (Pre-refunded/ETM) (a)	3,625	3,645,916
5.25%, 9/01/19 (Pre-refunded/ETM) (a)	2,465	2,568,037
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2011EE
5.00%, 9/01/18	1,315	1,321,562
5.25%, 9/01/19	915	948,297
Series 2014U
5.00%, 6/15/23	1,610	1,747,816
Series 2017B
5.00%, 11/01/20-11/01/22	6,280	6,754,833
Series 2018C
5.00%, 6/15/31	4,555	4,985,493
AMBAC Series 2005K
5.50%, 12/15/19	1,880	1,971,067
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group)
Series 2017A
5.00%, 7/01/27	1,325	1,557,670
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease)
Series 2017
5.00%, 10/01/28	2,000	2,188,700
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/19	4,265	4,422,037
New Jersey Transportation Trust Fund Authority
Series 2012A
5.00%, 6/15/24	2,500	2,678,150
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/22	7,340	7,894,243
New Jersey Turnpike Authority
Series 2014C
5.00%, 1/01/21-1/01/23	16,670	18,366,172
Series 2017B
5.00%, 1/01/30	1,565	1,841,739
AGM Series 2005D-3
5.25%, 1/01/26	11,070	13,063,486

		75,955,218

New York - 8.3%
City of New York NY
Series 2013B
5.00%, 8/01/19	3,860	4,003,013
Series 2013H
5.00%, 8/01/25	2,510	2,848,448

	Principal Amount (000)	U.S. $ Value
Series 2014J
5.00%, 8/01/22-8/01/28	$11,090	$12,656,796
Series 2015A
5.00%, 8/01/23	7,220	8,223,363
Metropolitan Transportation Authority
Series 2012D
5.00%, 11/15/20-11/15/26	17,500	18,933,683
Series 2012F
5.00%, 11/15/22-11/15/23	13,835	15,484,246
Series 2017C
5.00%, 11/15/30	4,340	5,108,874
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2014B
5.00%, 2/01/27-11/01/29	20,280	23,100,546
Series 2014C
5.00%, 11/01/28	10,665	12,164,286
Series 2017
5.00%, 11/01/28	4,255	5,072,556
New York State Dormitory Authority
Series 2012A
5.00%, 12/15/21 (Pre-refunded/ETM) (a)	5	5,535
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2012A
5.00%, 12/15/21-12/15/22	16,005	17,932,488
Series 2014C
5.00%, 3/15/27-3/15/29	26,340	29,868,792
Series 2017B
5.00%, 2/15/30	1,140	1,340,526
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
XLCA Series 2004A
2.562%, 1/01/39 (d)	5,000	4,979,600

		161,722,752

North Carolina - 0.3%
North Carolina Medical Care Commission (Mission Health System, Inc./NC)
Series 2017
5.00%, 10/01/29	805	833,875
State of North Carolina (State of North Carolina Fed Hwy Grant)
Series 2015
5.00%, 3/01/23-3/01/26	5,350	6,079,168

		6,913,043

Ohio - 0.6%
County of Cuyahoga/OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/25-2/15/28	5,500	6,067,590
County of Hamilton/OH Sewer System Revenue
Series 2015A
5.00%, 12/01/20-12/01/21	4,025	4,380,611
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)

	Principal Amount (000)	U.S. $ Value
Series 2009A
4.375%, 6/01/33 (a)	$475	$454,812
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Corp.)
Series 2016B
4.375%, 6/01/33 (a)	425	406,938
State of Ohio Major New State Infrastrucure Project (State of Ohio Fed Hwy Grant)
Series 2014
5.00%, 12/15/21	1,105	1,217,301

		12,527,252

Oklahoma - 0.2%
Comanche County Memorial Hospital
Series 2015
5.00%, 7/01/26-7/01/29	3,000	3,184,310

Oregon - 1.1%
Oregon State Lottery
Series 2011A
5.25%, 4/01/26 (Pre-refunded/ETM) (a)	5,105	5,565,777
5.25%, 4/01/26	825	896,462
State of Oregon (Washington County School District No. 1 West Union)
Series 2017
5.00%, 6/15/27	2,160	2,579,148
State of Oregon Department of Transportation (State of Oregon Department of Transportation Street & Highway)
Series 2017C
5.00%, 11/15/19	3,725	3,897,020
Washington County School District No. 1 West Union
Series 2017
5.00%, 6/15/26	7,000	8,287,790

		21,226,197

Pennsylvania - 4.7%
Allegheny County Sanitary Authority
BAM Series 2013
5.00%, 12/01/24-12/01/25	7,470	8,445,170
Allentown Neighborhood Improvement Zone Development Authority
Series 2017
5.00%, 5/01/22 (b)	1,750	1,883,490
Beaver County Industrial Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 1/01/35 (a)	1,245	1,192,087
Capital Region Water
Series 2018
5.00%, 7/15/29	1,500	1,751,175
City of Philadelphia PA Water & Wastewater Revenue

	Principal Amount (000)	U.S. $ Value
AGM Series 2010A
5.00%, 6/15/19	$2,500	$2,580,525
Coatesville School District
AGM Series 2017
5.00%, 8/01/22-8/01/23	2,375	2,639,820
Commonwealth of Pennsylvania
Series 2017
5.00%, 1/01/26-1/01/27	23,375	26,870,215
Delaware River Port Authority
Series 2012
5.00%, 1/01/21	2,655	2,844,514
Montgomery County Industrial Development Authority/PA
Series 2010
5.00%, 8/01/18 (Pre-refunded/ETM) (a)	1,990	1,995,612
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
5.125%, 7/01/25 (a)	2,535	2,649,278
Pennsylvania Turnpike Commission
Series 2011E
5.00%, 12/01/25 (Pre-refunded/ETM)	9,585	10,505,160
5.00%, 12/01/26 (Pre-refunded/ETM)	4,080	4,471,680
Series 2017B
5.00%, 6/01/31	11,050	12,417,106
Series 2017S
5.00%, 12/01/28-12/01/30	8,105	9,328,466
State Public School Building Authority (School District of Philadelphia (The))
Series 2012
5.00%, 4/01/26	1,110	1,193,328

		90,767,626

Puerto Rico - 0.1%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	1,855	1,708,919

South Dakota - 0.1%
South Dakota Health & Educational Facilities Authority (Regional Health System Obligated Group/SD)
Series 2017
5.00%, 9/01/28	2,000	2,326,960

Texas - 7.8%
Austin Community College District Public Facility Corp.
Series 2015
5.00%, 8/01/20-8/01/22	2,000	2,168,960
City of Austin TX Water & Wastewater System Revenue
Series 2011
5.00%, 11/15/25-11/15/26	11,990	13,151,146
City of Corpus Christi TX Utility System Revenue
Series 2015
5.00%, 7/15/24	1,290	1,476,560

	Principal Amount (000)	U.S. $ Value
Series 2015C
5.00%, 7/15/22-7/15/26	$3,030	$3,407,044
City of Dallas TX
Series 2014
5.00%, 2/15/22	19,045	21,000,350
City of Houston TX Airport System Revenue
XLCA Series 2002D
4.19%, 7/01/32 (d)	150	150,000
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2015B
5.00%, 7/15/20	2,900	3,053,468
City of San Antonio TX
Series 2010
5.00%, 2/01/23	650	682,617
Series 2014
5.00%, 2/01/21	2,000	2,158,900
County of Fort Bend TX
Series 2015A
5.00%, 3/01/21	2,000	2,162,260
Series 2015B
5.00%, 3/01/21-3/01/22	5,625	6,147,971
Fort Bend Independent School District
Series 2010
5.00%, 8/15/21	5,205	5,562,792
Harris County-Houston Sports Authority
Series 2014A
5.00%, 11/15/20	1,860	1,986,089
Hurst-Euless-Bedford Independent School District
Series 2011
5.00%, 8/15/20	4,015	4,287,498
5.00%, 8/15/21 (Pre-refunded/ETM)	3,000	3,205,560
5.00%, 8/15/24 (Pre-refunded/ETM)	3,510	3,750,505
Irving Hospital Authority (Baylor Medical Center at Irving)
Series 2017A
5.00%, 10/15/28	1,100	1,242,780
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Obligated Group)
Series 2017A
5.00%, 8/15/23	1,160	1,319,349
State of Texas
Series 2014
5.00%, 4/01/22	1,790	1,985,486
Texas A&M University
Series 2013B
5.00%, 5/15/23	3,950	4,483,092
Texas Transportation Commission State Highway Fund
Series 2015
5.00%, 10/01/22	20,035	22,459,836
University of Houston System
Series 2017A
5.00%, 2/15/22-2/15/23	29,400	32,771,588

	Principal Amount (000)	U.S. $ Value
University of Texas System (The)
Series 2010A
5.00%, 8/15/22 (Pre-refunded/ETM)	$9,755	$10,277,283
Via Metropolitan Transit (Via Metropolitan Transit Sales Tax)
Series 2017
5.00%, 7/15/24	2,580	2,973,450

		151,864,584

Virginia - 1.0%
Greater Richmond Convention Center Authority (Greater Richmond Convention Center Authority Hotel Occupancy Tax)
Series 2015
5.00%, 6/15/20-6/15/23	5,815	6,407,386
Virginia Commonwealth Transportation Board (Commonwealth of Virginia Fed Hwy Grant)
Series 2017
5.00%, 3/15/24	11,180	12,854,429

		19,261,815

Washington - 6.8%
Chelan County Public Utility District No. 1
Series 2011A
5.25%, 7/01/22	7,835	8,530,983
Series 2011B
5.50%, 7/01/23	5,540	6,078,820
Clark County Public Utility District No. 1
Series 2010
5.00%, 1/01/21 (Pre-refunded/ETM) (a)	3,875	4,061,736
5.00%, 1/01/21	7,960	8,320,668
Energy Northwest (Bonneville Power Administration)
Series 2011A
5.00%, 7/01/22-7/01/23	14,690	15,987,622
Franklin County School District No. 1 Pasco
Series 2015
5.00%, 12/01/25	8,615	9,982,890
Port of Seattle WA
Series 2010C
5.00%, 2/01/20-2/01/22	9,920	10,525,503
Series 2018A
5.00%, 5/01/26-5/01/29	14,375	16,676,188
Series 2018B
5.00%, 5/01/26-5/01/28	16,040	18,682,623
Snohomish County Public Utility District No. 1
Series 2010
5.00%, 12/01/19	5,415	5,673,891
Series 2012
5.00%, 12/01/26	6,065	6,742,642
State of Washington
Series 2013R
5.00%, 7/01/21	3,880	4,235,602
Series 20152
5.00%, 7/01/24	3,755	4,344,723
Series 2015R
5.00%, 7/01/23	3,735	4,251,737

	Principal Amount (000)	U.S. $ Value
State of Washington COP
Series 2015C
5.00%, 1/01/21-7/01/21	$8,095	$8,781,790

		132,877,418

West Virginia - 0.1%
West Virginia Economic Development Authority (Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	1,565	1,539,600

Wisconsin - 0.4%
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24	3,245	3,580,144
Series 2016B
5.00%, 12/01/25 (b)	2,510	2,830,627
Wisconsin Public Finance Authority (Mary’s Woods at Marylhurst, Inc.)
Series 2017B-3
3.00%, 11/15/22 (b)	1,000	1,002,180

		7,412,951

Total Municipal Obligations (cost $1,330,832,874)		1,348,421,057

	Shares
INVESTMENT COMPANIES - 24.6%
Funds and Investment Trusts - 24.6% (e)
AB All Market Real Return Portfolio - Class Z (f)	8,932,204	80,568,483
iShares Core MSCI EAFE ETF	921,201	58,376,508
iShares Core MSCI Emerging Markets ETF	1,096,379	57,570,861
SPDR S&P 500 ETF Trust	998,617	270,904,820
Vanguard Mid-Cap ETF	77,408	12,202,597

Total Investment Companies (cost $424,198,627)		479,623,269

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 0.1%
United States - 0.1%
U.S. Treasury Notes
2.125%, 11/30/23 (cost $1,677,108)	$1,698	1,643,876

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 5.5%
Investment Companies - 3.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.71% (e)(f)(g) (cost $61,425,427)	61,425,427	$61,425,427

	Principal Amount (000)
U.S. Treasury Bills - 2.4%
U.S. Treasury Bill
Zero Coupon, 8/02/18 (h)(i)	$24,500	24,461,677
Zero Coupon, 8/16/18	22,000	21,948,300

Total U.S. Treasury Bills (cost $46,409,977)		46,409,977

Total Short-Term Investments (cost $107,835,404)		107,835,404

Total Investments - 99.4% (cost $1,864,544,013) (j)		1,937,523,606
Other assets less liabilities - 0.6%		11,371,840

Net Assets - 100.0%		$1,948,895,446

FUTURES

Type	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at June 30, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	2,018	September 2018	EUR	20	$81,967,078	$79,912,999	$(2,054,079)
FTSE 100 Index Futures	500	September 2018	GBP	5	50,659,029	50,160,416	(498,613)
MSCI Emerging Markets Futures	210	September 2018	USD	11	12,026,625	11,164,650	(861,975)
Russell 2000 E-Mini Futures	244	September 2018	USD	12	20,544,064	20,099,500	(444,564)
TOPIX Index Futures	658	September 2018	JPY	6,580	105,822,989	102,846,859	(2,976,130)
U.S. T-Note 2 Yr (CBT) Futures	111	September 2018	USD	22,200	23,502,648	23,512,922	10,274
U.S. T-Note 10 Yr (CBT) Futures	247	September 2018	USD	24,700	29,601,737	29,686,312	84,575
U.S. Ultra Bond (CBT) Futures	63	September 2018	USD	6,300	9,949,466	10,052,438	102,972
Sold Contracts
Hang Seng Index Futures	102	July 2018	HKD	5	18,584,867	18,673,218	(88,351)
S&P 500 E-Mini Futures	221	September 2018	USD	11	30,673,851	30,073,680	600,171
S&P TSX 60 Index Futures	244	September 2018	CAD	49	35,336,398	35,757,837	(421,439)
SPI 200 Futures	294	September 2018	AUD	7	33,119,672	33,441,233	(321,561)

							$(6,868,720)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	$3,892	EUR	3,294	8/16/18	$(32,574)
BNP Paribas SA	CHF	18,559	USD	18,672	8/16/18	(137,860)
BNP Paribas SA	USD	5,587	CAD	7,381	8/16/18	31,389
BNP Paribas SA	USD	2,288	CAD	2,970	8/16/18	(27,245)
BNP Paribas SA	USD	8,366	GBP	6,196	8/16/18	(172,332)
Credit Suisse International	EUR	7,491	USD	8,687	8/16/18	(89,530)
Credit Suisse International	NOK	129,452	USD	16,153	8/16/18	230,844
Credit Suisse International	USD	9,087	SEK	78,334	8/16/18	(312,411)
Credit Suisse International	USD	9,860	GBP	7,258	9/14/18	(249,947)
Deutsche Bank AG	USD	37,914	EUR	31,555	8/16/18	(944,805)
Deutsche Bank AG	USD	37,543	NOK	299,053	8/16/18	(760,217)
JPMorgan Chase Bank, NA	AUD	3,735	USD	2,821	8/16/18	57,070
JPMorgan Chase Bank, NA	EUR	16,450	USD	19,411	8/16/18	139,449
JPMorgan Chase Bank, NA	EUR	7,929	USD	9,241	8/16/18	(48,293)
JPMorgan Chase Bank, NA	GBP	8,671	USD	11,784	8/16/18	318,525
JPMorgan Chase Bank, NA	EUR	8,290	USD	9,863	9/14/18	128,929
Morgan Stanley & Co., Inc.	AUD	7,207	USD	5,345	8/16/18	10,858
Morgan Stanley & Co., Inc.	USD	602	CHF	594	8/16/18	(739)
Morgan Stanley & Co., Inc.	USD	11,563	EUR	9,729	8/16/18	(165,381)
Standard Chartered Bank	CAD	3,655	USD	2,843	8/16/18	60,721
Standard Chartered Bank	GBP	3,556	USD	4,763	8/16/18	61,312
Standard Chartered Bank	JPY	550,713	USD	5,038	8/16/18	48,816
Standard Chartered Bank	USD	14,559	CAD	18,564	8/16/18	(427,976)
Standard Chartered Bank	USD	30,204	JPY	3,283,443	8/16/18	(459,586)
State Street Bank & Trust Co.	USD	2,788	SEK	23,915	8/16/18	(108,774)
UBS AG	USD	11,335	CAD	15,023	8/16/18	100,775
UBS AG	USD	13,229	CHF	13,006	8/16/18	(46,463)

						$(2,795,445)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.94%	USD	97	$(10,003)	$(10,013)	$10
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	53	(5,465)	(5,521)	56
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	995	(102,601)	(101,115)	(1,486)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.14	USD	1,922	(9,652)	(115,442)	105,790

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.94%	USD	863	$(88,990)	$(85,125)	$(3,865)

						$(216,711)	$(317,216)	$100,505

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	12,000	10/23/26	2.310%	CPI	#	Maturity	$(354,987)
Barclays Bank PLC	USD	10,000	12/04/27	2.170%	CPI	#	Maturity	207,333
Barclays Bank PLC	USD	10,000	10/23/29	2.388%	CPI	#	Maturity	(374,979)
Barclays Bank PLC	USD	13,000	12/04/32	2.233%	CPI	#	Maturity	318,944
Citibank, NA	USD	25,380	12/14/20	1.548%	CPI	#	Maturity	786,193
Citibank, NA	USD	28,000	10/23/21	2.039%	CPI	#	Maturity	(412,207)
Citibank, NA	USD	22,000	11/04/23	1.900%	CPI	#	Maturity	699,150
Citibank, NA	USD	10,000	7/20/27	2.104%	CPI	#	Maturity	274,778
Deutsche Bank AG	USD	12,900	7/15/20	1.265%	CPI	#	Maturity	607,570
Deutsche Bank AG	USD	10,000	9/04/25	1.818%	CPI	#	Maturity	387,070
JPMorgan Chase Bank, NA	USD	10,000	3/02/24	2.175%	CPI	#	Maturity	94,934
JPMorgan Chase Bank, NA	USD	33,000	7/20/24	1.995%	CPI	#	Maturity	869,994
JPMorgan Chase Bank, NA	USD	13,000	11/04/26	2.015%	CPI	#	Maturity	452,901
Morgan Stanley Capital Services LLC	USD	56,000	7/20/22	1.939%	CPI	#	Maturity	1,201,637

								$4,758,331

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate market value of these securities amounted to $13,793,650 or 0.7% of net assets.

(c)	When-Issued or delayed delivery security.
(d)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2018 and the aggregate market value of these securities amounted to $5,129,600 or 0.26% of net assets.

(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)	Affiliated investments.
(g)	The rate shown represents the 7-day yield as of period end.
(h)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.

(i)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(j)

As of June 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $90,504,352 and gross unrealized depreciation of investments was ($22,330,088), resulting in net unrealized appreciation of $68,174,264.

As of June 30, 2018, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.5% and 0.4%, respectively.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar
Glossary:
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
COP	-	Certificate of Participation
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
MSCI	-	Morgan Stanley Capital International
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay B Portfolio

June 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,299,629,889		$48,791,168		$1,348,421,057
Investment Companies		479,623,269		– 0	–	– 0	–	479,623,269
Governments - Treasuries		– 0	–	1,643,876		– 0	–	1,643,876
Short-Term Investments:
Investment Companies		61,425,427		– 0	–	– 0	–	61,425,427
U.S. Treasury Bills		– 0	–	46,409,977		– 0	–	46,409,977

Total Investments in Securities		541,048,696		1,347,683,742		48,791,168		1,937,523,606
Other Financial Instruments (a):
Assets:
Futures		797,992		– 0	–	– 0	–	797,992
Forward Currency Exchange Contracts		– 0	–	1,188,688		– 0	–	1,188,688
Inflation (CPI) Swaps		– 0	–	5,900,504		– 0	–	5,900,504
Liabilities:
Futures		(1,727,978)		(5,938,734)		– 0	–	(7,666,712)
Forward Currency Exchange Contracts		– 0	–	(3,984,133)		– 0	–	(3,984,133)
Credit Default Swaps		– 0	–	(216,711)		– 0	–	(216,711)
Inflation (CPI) Swaps		– 0	–	(1,142,173)		– 0	–	(1,142,173)

Total (b)		$540,118,710		$1,343,491,183		$48,791,168		$1,932,401,061

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municpal Bonds		Total
Balance as of 9/30/17	$46,366,088		$46,366,088
Accrued discounts/(premiums)	(343,368)		(343,368)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(997,166)		(997,166)
Purchases	3,765,614		3,765,614
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/18	$48,791,168		$48,791,168

Net change in unrealized appreciation/depreciation from investments held as of 6/30/18	$(997,166)		$(997,166)

As of June 30, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2018 is as follows:

									Distributions
Affiliated Issuer	Market Value 9/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 6/30/18 (000)	Dividend Income (000)			Realized Gains (000)
AB Bond Fund, Inc.:
All Market Real Return Portfolio	$16,343	$82,176	$16,623	$899		$(2,227)		$80,568	$	– 0	–	$	– 0	–
Government Money Market Portfolio	143,211	336,632	418,418	– 0	–	– 0	–	61,425		– 0	–		– 0	–

Total	$159,554	$418,808	$435,041	$899		$(2,227)		$141,993	$	– 0	–	$	– 0	–

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay C Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 69.0%
Long-Term Municipal Bonds - 69.0%
Alabama - 1.4%
Southeast Alabama Gas District (The)
Series 2018A
4.00%, 4/01/49	$7,525	$8,030,981

Arizona - 0.1%
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017B
4.00%, 10/01/23 (a)(b)	515	517,724

California - 58.7%
Abag Finance Authority for Nonprofit Corps. (Odd Fellows Home of California)
Series 2012A
5.00%, 4/01/21	1,000	1,086,970
Anaheim Public Financing Authority (Anaheim Electric Utility Fund)
Series 2015B
5.00%, 10/01/26	1,000	1,177,000
Anaheim Redevelopment Agency Successor Agency
Series 2018A
5.00%, 2/01/25	3,405	4,004,076
Antelope Valley-East Kern Water Agency
Series 2016
5.00%, 6/01/23-6/01/25	2,000	2,335,280
Bay Area Toll Authority
Series 2017
5.00%, 4/01/28	2,700	3,322,458
California Econ Recovery
Series 2009A
5.00%, 7/01/19 (Pre-refunded/ETM)	6,530	6,763,317
5.00%, 7/01/20 (Pre-refunded/ETM)	6,015	6,229,916
California Educational Facilities Authority (University of the Pacific)
Series 2015
5.00%, 11/01/27	2,000	2,322,660
California Health Facilities Financing Authority (Kaiser Foundation Hospitals)
Series 2017P
5.00%, 11/01/32	3,430	3,862,077
California Health Facilities Financing Authority (Sutter Health Obligated Group)
Series 2018A
5.00%, 11/15/30	900	1,067,004
California Infrastructure & Economic Development Bank (Broad Collection (The))
Series 2011A
5.00%, 6/01/21	3,000	3,290,760
California Municipal Finance Authority (California Municipal Finance Authority State Lease)
Series 2017A
5.00%, 6/01/29	2,320	2,774,558

	Principal Amount (000)	U.S. $ Value
California Municipal Finance Authority (LAX Integrated Express Solutions LLC)
Series 2018A
5.00%, 6/30/28-6/30/29	$5,025	$5,829,691
California Municipal Finance Authority (Rocketship Education Obligated Group)
Series 2015A
4.25%, 3/01/28 (a)(b)	850	863,719
California State Public Works Board
Series 2010C-1
5.00%, 3/01/21 (Pre-refunded/ETM)	1,500	1,587,060
Series 2011G
5.00%, 12/01/23 (Pre-refunded/ETM)	3,215	3,570,772
California State Public Works Board (California State Public Works Board Lease)
Series 2013E
5.00%, 6/01/19	3,975	4,101,127
Series 2014A
5.00%, 9/01/30	4,375	5,006,575
California State University
Series 2011A
5.25%, 11/01/26	2,035	2,257,955
Series 2016A
5.00%, 11/01/25	1,000	1,196,730
Series 2017A
5.00%, 11/01/25-11/01/30	3,160	3,776,607
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2015
5.00%, 8/15/28	2,200	2,589,246
Central Coast Water Authority
Series 2016
5.00%, 10/01/19	5,685	5,939,347
Chino Basin Regional Financing Authority (Inland Empire Utilities Agency)
Series 2010A
5.00%, 8/01/20-8/01/21	7,430	7,950,641
City & County of San Francisco CA COP
Series 2015R
5.00%, 9/01/20-9/01/25	7,440	8,287,293
City of Hayward CA COP
Series 2015
5.00%, 11/01/22	3,365	3,817,323
City of Long Beach CA Harbor Revenue
Series 2010B
5.00%, 5/15/22	2,000	2,124,140
Series 2015A
5.00%, 5/15/21	3,000	3,253,830
City of Los Angeles Department of Airports
Series 2010A
5.00%, 5/15/25	1,500	1,593,390
Series 2010D
5.25%, 5/15/28	4,145	4,426,819
Series 2016A
5.00%, 5/15/30	2,675	3,059,424
Series 2017A
5.00%, 5/15/30-5/15/31	4,860	5,628,931

	Principal Amount (000)	U.S. $ Value
Series 2017B
5.00%, 5/15/21	$1,875	$2,037,469
City of Oakland CA
Series 2015A
5.00%, 1/15/22	1,380	1,532,007
City of Roseville CA
Series 2017A
5.00%, 9/01/31 (a)	1,000	1,124,160
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1)
Series 2016
5.00%, 9/01/31 (a)	360	388,739
City of San Francisco CA Public Utilities Commission Water Revenue
Series 2011A
5.00%, 11/01/24 (Pre-refunded/ETM)	5,385	5,966,688
Series 2017D
5.00%, 11/01/27	1,315	1,610,257
City of San Jose CA Airport Revenue
Series 2014A
5.00%, 3/01/24	1,955	2,219,179
Series 2014B
5.00%, 3/01/26	2,360	2,712,560
Contra Costa Transportation Authority (Contra Costa Transportation Authority Sales Tax)
Series 2015A
5.00%, 3/01/23	3,500	4,000,185
Corona-Norco Unified School District
Series 2015
5.00%, 8/01/18	1,000	1,002,970
County of Los Angeles CA
4.00%, 6/28/19 (c)	10,760	11,024,158
County of Monterey CA COP
Series 2017
5.00%, 10/01/29	4,870	5,851,354
County of Sacramento CA Airport System Revenue
Series 2018E
5.00%, 7/01/32	1,280	1,530,176
County of San Diego CA COP
Series 2014A
5.00%, 10/15/27-10/15/28	2,550	2,954,542
Fremont Community Facilities District No. 1
Series 2015
5.00%, 9/01/28 (a)	1,505	1,689,362
Golden State Tobacco Securitization Corp.
Series 2018A
3.50%, 6/01/36	3,015	3,038,336
Irvine Unified School District
Series 2017A
5.00%, 9/01/23 (a)	925	1,041,060
Long Beach Bond Finance Authority (Aquarium of the Pacific)
Series 2012
5.00%, 11/01/22	1,460	1,605,737

	Principal Amount (000)	U.S. $ Value
Long Beach Unified School District
Series 2016
5.00%, 8/01/24	$4,175	$4,885,752
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax)
Series 2013C
5.00%, 7/01/19	1,240	1,285,818
Los Angeles Department of Water
Series 2013B
5.00%, 7/01/18-7/01/19	2,000	2,036,440
Series 2018A
5.00%, 7/01/32	2,735	3,284,106
Los Angeles Department of Water & Power Power System Revenue
Series 2018A
5.00%, 7/01/28	1,660	2,037,152
Los Angeles Unified School District/CA
Series 2010K
5.00%, 7/01/18	6,360	6,360,000
Series 2010KRY
5.25%, 7/01/25	160	171,288
Series 2014C
5.00%, 7/01/27	6,815	7,889,453
Metropolitan Water District of Southern California
Series 2017B
5.00%, 8/01/20-8/01/21	12,495	13,607,996
Oakland Unified School District/Alameda County
Series 2015A
5.00%, 8/01/25-8/01/26	2,335	2,771,073
Orange County Sanitation District
Series 2016A
5.00%, 2/01/25	1,560	1,850,254
Palomar Health
Series 2016
4.00%, 11/01/19	550	560,764
5.00%, 11/01/20	1,230	1,297,072
Peralta Community College District
Series 2014A
5.00%, 8/01/27	5,855	6,797,245
Port of Los Angeles
Series 2011A
5.00%, 8/01/19	1,500	1,556,565
Port of Oakland
Series 2012P
5.00%, 5/01/24-5/01/25	6,405	7,050,980
Riverside County Redevelopment Successor Agency
AGM Series 2017B
5.00%, 10/01/29	1,900	2,241,696
Romoland School District
Series 2015
5.00%, 9/01/23 (a)	300	335,631
Sacramento City Unified School District/CA
Series 2011
5.00%, 7/01/25	2,380	2,596,675

	Principal Amount (000)	U.S. $ Value
Sacramento County Sanitation Districts Financing Authority
Series 2014A
5.00%, 12/01/29	$2,000	$2,308,780
San Diego County Regional Transportation Commission (San Diego County Regional Transportation Commission Sales & Use Tax)
Series 2018A
4.00%, 4/01/21	1,365	1,452,974
San Diego County Water Authority Financing Corp.
Series 2011A
5.00%, 5/01/24-5/01/25	4,860	5,290,518
San Diego Public Facilities Financing Authority Sewer Revenue
Series 2009B
5.00%, 5/15/21 (Pre-refunded/ETM)	1,570	1,619,455
5.00%, 5/15/22 (Pre-refunded/ETM)	5,740	5,918,284
San Francisco Bay Area Rapid Transit District
Series 2010
5.00%, 7/01/27 (Pre-refunded/ETM)	2,000	2,137,860
San Francisco City & County Airport Comm-San Francisco International Airport
Series 2011G
5.00%, 5/01/24 (Pre-refunded/ETM) (a)	1,775	1,936,312
5.00%, 5/01/24	695	755,430
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2009C-2
5.00%, 5/01/25	500	513,955
Series 2012-2
5.00%, 5/01/27	1,270	1,406,715
Series 2016S
5.00%, 5/01/25-5/01/26	2,730	3,243,589
San Francisco Community College District
Series 2015
5.00%, 6/15/22	5,000	5,607,350
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No. 06-01)
Series 2016
5.00%, 9/01/27 (a)	750	851,407
Simi Valley Unified School District
Series 2017
5.00%, 8/01/20-8/01/22	3,900	4,294,744
South Placer Wastewater Authority/CA
Series 2011C
5.25%, 11/01/22 (Pre-refunded/ETM)	3,000	3,253,470
5.25%, 11/01/24 (Pre-refunded/ETM)	5,675	6,154,481
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR)
Series 2010
5.00%, 7/01/23	5,190	5,544,529
State of California
Series 2011
5.00%, 10/01/20	1,500	1,616,100
Series 2013
5.00%, 10/01/19-2/01/21	7,185	7,589,331

	Principal Amount (000)	U.S. $ Value
Series 2015
5.00%, 8/01/22-3/01/24	$3,975	$4,546,164
Stockton Redevelopment Agency Successor Agency
AGM Series 2016A
5.00%, 9/01/25	1,900	2,217,756
University of California
series 2012G
5.00%, 5/15/23 (Pre-refunded/ETM) (a)	2,645	2,966,050
Series 2012G
5.00%, 5/15/23	4,755	5,339,722
Series 2013A
5.00%, 5/15/48	6,000	6,893,700
Series 2015A
5.00%, 5/15/21	5,355	5,874,114
Series 2017A
5.00%, 5/15/28	3,035	3,713,353
Series 2018A
4.00%, 5/15/24	2,120	2,364,754
5.00%, 5/15/30-5/15/31	3,185	3,879,903
Upper Santa Clara Valley Joint Powers Authority
Series 2011A
5.00%, 8/01/25 (Pre-refunded/ETM)	1,790	1,968,069
Vista Unified School District
Series 2012
5.00%, 8/01/23-8/01/25	4,240	4,749,671
Walnut Energy Center Authority
Series 2014
5.00%, 1/01/26-1/01/28	2,800	3,235,628

		344,285,763

Colorado - 0.7%
City & County of Denver CO (United Airlines, Inc.)
Series 2017
5.00%, 10/01/32	1,000	1,075,220
Plaza Metropolitan District No. 1
Series 2013
5.00%, 12/01/22 (a)(b)	690	744,531
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
5.00%, 7/15/22	1,150	1,184,247
Sterling Ranch Community Authority Board
Series 2017A
5.00%, 12/01/30 (a)	1,000	1,030,350

		4,034,348

Florida - 0.3%
Citizens Property Insurance Corp.
Series 2011A-1
5.00%, 6/01/19	2,035	2,095,806

Illinois - 2.2%
Chicago Board of Education
Series 2017F
5.00%, 12/01/24	2,000	2,090,180

	Principal Amount (000)	U.S. $ Value
Metropolitan Pier & Exposition Authority
Series 2017B
5.00%, 12/15/30	$1,400	$1,525,342
State of Illinois
Series 2012
5.00%, 8/01/21	350	366,223
Series 2013A
5.00%, 4/01/20	1,415	1,459,021
Series 2014
5.00%, 5/01/25	2,165	2,285,655
Series 2016
5.00%, 2/01/22	1,520	1,595,483
Series 2017D
5.00%, 11/01/24	3,190	3,394,128

		12,716,032

Michigan - 0.4%
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/25	2,175	2,407,007

New Jersey - 2.4%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2014P
5.00%, 6/15/20	1,350	1,416,987
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/22	6,950	7,474,794
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2013A
5.00%, 12/15/19	5,000	5,206,700

		14,098,481

New York - 0.2%
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
XLCA Series 2004A
2.562%, 1/01/39 (d)	1,000	995,920

Ohio - 0.3%
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 6/01/33 (a)	160	153,200
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.)
Series 2017
3.75%, 1/15/28 (a)(b)	1,000	1,014,430
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Corp.)
Series 2016B
4.375%, 6/01/33 (a)	350	335,125

	Principal Amount (000)	U.S. $ Value
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33 (a)	$180	$172,350

		1,675,105

Pennsylvania - 0.2%
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group)
Series 2017
5.00%, 7/01/22	1,000	1,081,810

Puerto Rico - 0.2%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	545	502,081
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Universidad Interamericana de Puerto Rico, Inc.)
Series 2012
5.00%, 10/01/19	1,000	1,019,650

		1,521,731

Texas - 1.5%
Central Texas Turnpike System
Series 2015A
5.00%, 8/15/42	2,850	2,992,756
City of Houston TX Airport System Revenue
XLCA Series 2002D
4.167%, 7/01/32 (d)	75	75,000
Mission Economic Development Corp. (Natgasoline LLC)
Series 2016B
5.75%, 10/01/31 (b)	1,000	1,034,870
Texas Municipal Gas Acquisition & Supply Corp. I (Bank of America Corp.)
Series 2008D
6.25%, 12/15/26	3,885	4,522,179

		8,624,805

Washington - 0.2%
Kalispel Tribe of Indians
Series 2018A
5.00%, 1/01/32 (a)	1,000	1,016,630

Wisconsin - 0.2%
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24	1,135	1,252,223

Company	Shares	U.S. $ Value
Total Municipal Obligations (cost $398,502,815)		$404,354,366

INVESTMENT COMPANIES - 26.5%
Funds and Investment Trusts - 26.5% (e)
AB All Market Real Return Portfolio - Class Z (f)	2,687,705	24,243,101
iShares Core MSCI EAFE ETF	236,626	14,994,990
iShares Core MSCI Emerging Markets ETF	329,082	17,280,096
SPDR S&P 500 ETF Trust	349,886	94,917,074
Vanguard Mid-Cap ETF	23,354	3,681,524

Total Investment Companies (cost $140,165,960)		155,116,785

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 0.2%
United States - 0.2%
U.S. Treasury Notes
2.125%, 11/30/23 (g) (cost $1,188,367)	$1,200	1,161,750

SHORT-TERM INVESTMENTS - 5.3%
U.S. Treasury Bills - 4.3%
U.S. Treasury Bill
Zero Coupon, 7/05/18-8/23/18 (h)	15,200	15,184,915
Zero Coupon, 9/20/18	10,200	10,157,228

Total U.S. Treasury Bills (cost $25,342,143)		25,342,143

	Shares
Investment Companies - 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.71% (e)(f)(i) (cost $5,981,444)	5,981,444	5,981,444

Total Short-Term Investments (cost $31,323,587)		31,323,587

Total Investments - 101.0% (cost $571,180,729) (j)		591,956,488

Other assets less liabilities - (1.0)%		(6,027,993)
Net Assets - 100.0%		$585,928,495

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at June 30, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	637	September 2018	EUR	6	$25,873,598	$25,225,263	$(648,335)
FTSE 100 Index Futures	155	September 2018	GBP	2	15,704,299	15,549,729	(154,570)
MSCI Emerging Markets Futures	64	September 2018	USD	3	3,665,257	3,402,560	(262,697)
Russell 2000 E-Mini Futures	74	September 2018	USD	4	6,230,894	6,095,750	(135,144)
TOPIX Index Futures	198	September 2018	JPY	1,980	31,844,891	30,947,839	(897,052)
U.S. T-Note 2 Yr (CBT) Futures	34	September 2018	USD	6,800	7,199,009	7,202,156	3,147
U.S. T-Note 10 Yr (CBT) Futures	75	September 2018	USD	7,500	8,988,381	9,014,062	25,681
U.S. Ultra Bond (CBT) Futures	19	September 2018	USD	1,900	3,000,622	3,031,688	31,066
Sold Contracts
Hang Seng Index Futures	30	July 2018	HKD	2	5,466,137	5,492,123	(25,986)
S&P 500 E-Mini Futures	164	September 2018	USD	8	22,762,496	22,317,120	445,376
S&P TSX 60 Index Futures	74	September 2018	CAD	15	10,716,776	10,844,590	(127,814)
SPI 200 Futures	86	September 2018	AUD	2	9,688,067	9,782,129	(94,062)

							$(1,840,390)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	$1,189	EUR	1,006	8/16/18	$(9,949)
BNP Paribas SA	CHF	5,380	USD	5,413	8/16/18	(39,964)
BNP Paribas SA	USD	1,675	CAD	2,213	8/16/18	9,413
BNP Paribas SA	USD	699	CAD	908	8/16/18	(8,329)
BNP Paribas SA	USD	2,517	GBP	1,864	8/16/18	(51,844)
Credit Suisse International	EUR	2,268	USD	2,630	8/16/18	(27,106)
Credit Suisse International	NOK	38,923	USD	4,857	8/16/18	69,405
Credit Suisse International	USD	2,737	SEK	23,598	8/16/18	(94,113)
Credit Suisse International	USD	2,964	GBP	2,182	9/14/18	(75,143)
Deutsche Bank AG	USD	12,359	EUR	10,286	8/16/18	(307,974)
Deutsche Bank AG	USD	11,330	NOK	90,253	8/16/18	(229,431)
JPMorgan Chase Bank, NA	AUD	911	USD	689	8/16/18	13,927
JPMorgan Chase Bank, NA	EUR	4,968	USD	5,862	8/16/18	42,079
JPMorgan Chase Bank, NA	EUR	2,416	USD	2,816	8/16/18	(14,718)
JPMorgan Chase Bank, NA	GBP	2,265	USD	3,079	8/16/18	83,217
JPMorgan Chase Bank, NA	EUR	2,492	USD	2,965	9/14/18	38,756
Morgan Stanley & Co., Inc.	AUD	2,152	USD	1,596	8/16/18	3,242
Morgan Stanley & Co., Inc.	USD	181	CHF	179	8/16/18	(223)
Morgan Stanley & Co., Inc.	USD	3,486	EUR	2,933	8/16/18	(49,857)
Standard Chartered Bank	CAD	1,112	USD	865	8/16/18	18,465
Standard Chartered Bank	GBP	1,061	USD	1,421	8/16/18	18,290
Standard Chartered Bank	JPY	166,691	USD	1,525	8/16/18	14,776
Standard Chartered Bank	USD	4,382	CAD	5,587	8/16/18	(128,802)
Standard Chartered Bank	USD	9,775	JPY	1,062,660	8/16/18	(148,741)
State Street Bank & Trust Co.	USD	913	SEK	7,834	8/16/18	(35,632)
UBS AG	USD	3,401	CAD	4,507	8/16/18	30,233
UBS AG	USD	3,982	CHF	3,915	8/16/18	(13,987)

						$(894,010)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.94%	USD	37	$(3,815)	$(3,819)	$4
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	382	(39,390)	(38,820)	(570)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	20	(2,062)	(2,083)	21
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.14	USD	564	(2,833)	(33,876)	31,043
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	331	(34,131)	(32,649)	(1,482)

						$(82,231)	$(111,247)	$29,016

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	5,000	10/23/26	2.310%	CPI	#	Maturity	$(147,911)
Barclays Bank PLC	USD	5,000	12/04/27	2.170%	CPI	#	Maturity	103,666
Barclays Bank PLC	USD	1,000	10/23/29	2.388%	CPI	#	Maturity	(37,498)
Citibank, NA	USD	7,280	12/14/20	1.548%	CPI	#	Maturity	225,512
Citibank, NA	USD	6,400	10/23/21	2.039%	CPI	#	Maturity	(94,219)
Citibank, NA	USD	7,000	11/04/23	1.900%	CPI	#	Maturity	222,457
Citibank, NA	USD	3,000	7/20/27	2.104%	CPI	#	Maturity	82,434
Deutsche Bank AG	USD	3,700	7/15/20	1.265%	CPI	#	Maturity	174,264
Deutsche Bank AG	USD	4,000	9/04/25	1.818%	CPI	#	Maturity	154,828
JPMorgan Chase Bank, NA	USD	3,000	3/02/24	2.175%	CPI	#	Maturity	28,480
JPMorgan Chase Bank, NA	USD	5,000	7/20/24	1.995%	CPI	#	Maturity	131,817
JPMorgan Chase Bank, NA	USD	4,000	11/04/26	2.015%	CPI	#	Maturity	139,354
Morgan Stanley Capital Services LLC	USD	5,000	7/20/32	2.158%	CPI	#	Maturity	177,391
Morgan Stanley Capital Services LLC	USD	19,000	7/20/22	1.939%	CPI	#	Maturity	407,698

								$1,568,273

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate market value of these securities amounted to $4,175,274 or 0.7% of net assets.

(c)	When-Issued or delayed delivery security.
(d)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2018 and the aggregate market value of these securities amounted to $1,070,920 or 0.18% of net assets.

(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)	Affiliated investments.
(g)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(h)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(i)	The rate shown represents the 7-day yield as of period end.
(j)

As of June 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $25,548,661 and gross unrealized depreciation of investments was $(5,910,013), resulting in net unrealized appreciation of $19,638,648.

As of June 30, 2018, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.4% and 0.0%, respectively.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

AGM	-	Assured Guaranty Municipal
CBT	-	Chicago Board of Trade
COP	-	Certificate of Participation
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
MSCI	-	Morgan Stanley Capital International
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay C Portfolio

June 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$388,173,586		$16,180,780		$404,354,366
Investment Companies		155,116,785		– 0	–	– 0	–	155,116,785
Governments - Treasuries		– 0	–	1,161,750		– 0	–	1,161,750
Short-Term Investments:
U.S. Treasury Bills		– 0	–	25,342,143		– 0	–	25,342,143
Investment Companies		5,981,444		– 0	–	– 0	–	5,981,444

Total Investments in Securities		161,098,229		414,677,479		16,180,780		591,956,488
Other Financial Instruments (a):
Assets:
Futures		505,270		– 0	–	– 0	–	505,270
Forward Currency Exchange Contracts		– 0	–	341,803		– 0	–	341,803
Inflation (CPI) Swaps		– 0	–	1,847,901		– 0	–	1,847,901
Liabilities:
Futures		(525,655)		(1,820,005)		– 0	–	(2,345,660)
Forward Currency Exchange Contracts		– 0	–	(1,235,813)		– 0	–	(1,235,813)
Credit Default Swaps		– 0	–	(82,231)		– 0	–	(82,231)
Inflation (CPI) Swaps		– 0	–	(279,628)		– 0	–	(279,628)

Total (b)		$161,077,844		$413,449,506		$16,180,780		$590,708,130

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/17	$9,248,064		$9,248,064
Accrued discounts/(premiums)	(92,237)		(92,237)
Realized gain (loss)	278		278
Change in unrealized appreciation/depreciation	72,725		72,725
Purchases	7,021,950		7,021,950
Sales	(70,000)		(70,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/18	$16,180,780		$16,180,780

Net change in unrealized appreciation/depreciation from investments held as of 6/30/18	$72,725		$72,725

As of June 30, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2018 is as follows:

									Distributions
Affiliated Issuer	Market Value 9/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 6/30/18 (000)	Dividend Income (000)			Realized Gains (000)
AB Bond Fund, Inc.:
All Market Real Return Portfolio	$4,777	$24,727	$4,859	$263		$(665)		$24,243	$	– 0	–	$	– 0	–
Government Money Market Portfolio	51,186	88,510	133,715	– 0	–	– 0	–	5,981		– 0	–		– 0	–

Total	$55,963	$113,237	$138,574	$263		$(665)		$30,224	$	– 0	–	$	– 0	–

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay N Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 68.6%
Long-Term Municipal Bonds - 68.6%
Alabama - 0.2%
County of Jefferson AL Sewer Revenue
Series 2013D
5.00%, 10/01/22	$1,000	$1,085,750

Arizona - 0.7%
City of Phoenix Civic Improvement Corp.
Series 2010A
5.00%, 7/01/22 (Pre-refunded/ETM)	2,575	2,741,989
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017B
4.00%, 10/01/23 (a)(b)	420	422,222

		3,164,211

California - 0.5%
Golden State Tobacco Securitization Corp.
Series 2007A
5.00%, 6/01/33	1,900	1,900,380
Series 2018A
3.50%, 6/01/36	570	574,412

		2,474,792

Colorado - 1.4%
City & County of Denver CO (United Airlines, Inc.)
Series 2017
5.00%, 10/01/32	1,000	1,075,220
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2011A
5.75%, 11/15/20	3,150	3,430,035
Plaza Metropolitan District No. 1
Series 2013
5.00%, 12/01/22 (a)(b)	600	647,418
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
5.375%, 7/15/25	1,100	1,140,788

		6,293,461

Connecticut - 0.6%
State of Connecticut
Series 2018D
5.00%, 4/15/27	2,280	2,578,908

District of Columbia - 0.5%
Metropolitan Washington Airports Authority
Series 2010B
5.00%, 10/01/21	2,100	2,236,584

Florida - 1.5%
Broward County School Board/FL COP
Series 2011A
5.00%, 7/01/18	3,500	3,500,000

	Principal Amount (000)	U.S. $ Value
Citizens Property Insurance Corp.
Series 2012A-1
5.00%, 6/01/21	$2,840	$3,079,724
State of Florida Lottery Revenue
Series 2010C
5.00%, 7/01/18	170	170,000

		6,749,724

Illinois - 2.6%
Chicago Board of Education
Series 2017C
5.00%, 12/01/23	1,465	1,531,247
Metropolitan Pier & Exposition Authority
Series 2017B
5.00%, 12/15/25	1,000	1,088,710
State of Illinois
Series 2014
5.00%, 5/01/22-5/01/23	4,990	5,275,137
Series 2017D
5.00%, 11/01/24	2,000	2,127,980
State of Illinois (State of Illinois Sales Tax)
Series 2010
5.00%, 6/15/20	1,685	1,771,576

		11,794,650

Michigan - 1.2%
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue)
AGM Series 2014C
5.00%, 7/01/26	5,055	5,700,473

New Jersey - 2.7%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2015X
5.00%, 6/15/21	4,555	4,846,110
Series 2018A
5.00%, 6/15/31	1,985	2,172,602
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/21	2,410	2,574,916
New Jersey Turnpike Authority
AGM Series 2005D-3
5.25%, 1/01/26	2,555	3,015,105

		12,608,733

New York - 54.2%
Albany County Airport Authority
AGM Series 2010A
5.00%, 12/15/22-12/15/23	3,555	3,760,728
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.25%, 11/01/29	1,000	1,066,910

	Principal Amount (000)	U.S. $ Value
Central Islip Union Free School District
Series 2013
5.00%, 7/15/19	$750	$776,108
City of New York NY
Series 2010B
5.00%, 8/01/19	1,275	1,322,239
Series 2010H
5.00%, 6/01/19 (Pre-refunded/ETM) (a)	945	974,635
5.00%, 6/01/19	275	283,698
Series 2014A
5.00%, 8/01/28	1,285	1,470,528
Series 2014J
5.00%, 8/01/27	1,085	1,244,951
Series 2015F
5.00%, 6/01/21	1,905	2,074,278
Series 2017-1
5.00%, 8/01/31	6,160	7,217,980
Series 2018E
5.00%, 3/01/31	1,055	1,247,295
City of Yonkers NY
AGM Series 2015A
5.00%, 3/15/21	2,000	2,149,780
County of Nassau NY
Series 2011A
5.00%, 4/01/20	2,050	2,166,112
Series 2014A
5.00%, 4/01/25	4,775	5,415,375
Series 2017C
5.00%, 10/01/25	1,875	2,167,650
County of Westchester NY
Series 2016A
5.00%, 1/01/21-1/01/23	4,935	5,463,524
Hempstead Town Local Development Corp. (Hofstra University)
Series 2013
5.00%, 7/01/21	700	759,892
Hudson Yards Infrastructure Corp.
Series 2017A
5.00%, 2/15/32	2,320	2,698,647
Jefferson County Industrial Development Agency (ReEnergy Black River LLC)
Series 2014
4.75%, 1/01/20 (a)(c)	275	271,884
Metropolitan Transportation Authority
Series 2011
5.00%, 11/15/25 (Pre-refunded/ETM) (a)	2,075	2,291,630
Series 2011C
5.00%, 11/15/25	4,430	4,857,495
Series 2012
5.00%, 11/15/22	2,650	2,967,814
Series 2012F
5.00%, 11/15/25	1,000	1,116,390
Series 2017C
5.00%, 11/15/26-11/15/31	12,180	14,276,114
Series 2018B
5.00%, 5/15/20	3,085	3,255,662

	Principal Amount (000)	U.S. $ Value
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax)
Series 2012A
5.00%, 11/15/23-11/15/26	$9,840	$11,043,424
Series 2016A
5.00%, 11/15/25	1,375	1,620,121
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2014
5.00%, 7/01/20	1,000	1,056,350
New York City Municipal Water Finance Authority
Series 2010FF
5.00%, 6/15/25	500	532,205
Series 2011GG
5.00%, 6/15/26	8,070	8,762,487
Series 2015G
5.00%, 6/15/27	2,885	3,360,477
New York City Transitional Finance Authority Building Aid Revenue
Series 2018S
5.00%, 7/15/31	1,460	1,728,027
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease)
Series 2018S
5.00%, 7/15/31	2,225	2,633,466
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2009B
5.00%, 11/01/18	4,525	4,579,481
Series 2010I-2
5.00%, 11/01/19	2,000	2,093,000
Series 2011B
5.00%, 2/01/21	4,110	4,444,102
Series 2012D
5.00%, 11/01/22	1,220	1,373,134
Series 2012S
5.00%, 5/01/19 (Pre-refunded/ETM)	1,000	1,029,250
Series 2013I
5.00%, 5/01/22	2,270	2,526,782
Series 2014B
5.00%, 11/01/26	4,000	4,609,360
Series 2015C
5.00%, 11/01/28	2,145	2,470,890
Series 2017
5.00%, 11/01/26-11/01/28	4,265	5,077,509
Series 2017E-1
5.00%, 2/01/30	1,155	1,352,343
Series 2018C
5.00%, 5/01/22	2,605	2,899,678
New York City Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.)
Series 2016A
5.00%, 12/01/26	5,575	6,603,030
New York State Dormitory Authority
Series 2012A
5.00%, 7/01/26 (Pre-refunded/ETM)	1,965	2,199,051
New York State Dormitory Authority (Mount Sinai Hospitals Group, Inc.)
Series 2010A
5.00%, 7/01/18	645	645,000

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (New York State Dormitory Authority Lease)
Series 2009A
5.00%, 7/01/24	$3,440	$3,556,650
AGM Series 2015
5.00%, 10/01/22	2,725	3,054,807
New York State Dormitory Authority (New York State Sales Tax)
Series 2015A
5.00%, 3/15/21-3/15/23	12,235	13,436,735
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group)
Series 2017
5.00%, 12/01/24 (b)	700	782,383
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2012A
5.00%, 12/15/21-12/15/22	3,965	4,427,883
Series 2014A
5.00%, 2/15/28	2,035	2,299,998
Series 2014C
5.00%, 3/15/29	3,000	3,389,220
New York State Dormitory Authority (State University of New York Dormitory Fees)
Series 2013A
5.00%, 7/01/21	1,000	1,089,210
Series 2015A
5.00%, 7/01/18	3,440	3,440,000
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
AMBAC Series 2001A
2.714%, 5/01/34 (d)	1,000	999,990
XLCA Series 2004A
2.562%, 1/01/39 (d)	200	199,184
XLCA Series 2004B
2.728%, 5/01/32 (d)	925	924,982
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority)
Series 2012D
5.00%, 6/15/20	1,745	1,863,660
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2011A
5.00%, 4/01/23	1,590	1,719,824
Series 2012A
5.00%, 4/01/20	1,975	2,091,071
AMBAC Series 2005B
5.50%, 4/01/20	2,400	2,561,616
New York State Thruway Authority (State of New York Pers Income Tax)
Series 2010A
5.00%, 3/15/25	4,500	4,816,170

	Principal Amount (000)	U.S. $ Value
New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2016A
5.00%, 3/15/22-3/15/24	$6,600	$7,436,270
New York Transportation Development Corp. (American Airlines, Inc.)
Series 2016
5.00%, 8/01/19-8/01/31	6,030	6,335,225
New York Transportation Development Corp. (Delta Air Lines, Inc.)
Series 2018
5.00%, 1/01/30	3,065	3,481,380
New York Transportation Development Corp. (Terminal One Group Association LP)
Series 2015
5.00%, 1/01/22	1,755	1,902,157
Niagara Falls City School District
Series 2016
5.00%, 6/15/19	2,605	2,682,890
Niagara Frontier Transportation Authority
AGM Series 2004A2
3.85%, 4/01/24 (d)	825	820,182
Port Authority of New York & New Jersey
Series 2013-178
5.00%, 12/01/23	2,515	2,843,560
Series 2013-180
5.00%, 6/01/21	2,500	2,726,600
Series 2014
5.00%, 9/01/23-9/01/28	5,615	6,320,590
Series 2015E
5.00%, 10/15/23	1,000	1,128,790
Series 2017
5.00%, 11/15/30	1,735	2,063,262
Sales Tax Asset Receivable Corp.
Series 2014A
5.00%, 10/15/18-10/15/25	5,740	6,370,954
Triborough Bridge & Tunnel Authority
Series 2017
5.00%, 11/15/28	1,820	2,220,182
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute)
Series 2010B
5.00%, 9/01/19-9/01/20	1,540	1,612,550
Utility Debt Securitization Authority
Series 2015
5.00%, 12/15/24	1,500	1,695,450
Series 2016B
5.00%, 12/15/20	5,185	5,268,841

		249,498,752

Ohio - 0.3%
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29 (a)	210	201,075
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.)
Series 2017
3.75%, 1/15/28 (a)(b)	1,000	1,014,430

	Principal Amount (000)	U.S. $ Value
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Corp.)
Series 2016B
4.375%, 6/01/33 (a)	$300	$287,250

		1,502,755

Pennsylvania - 1.2%
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group)
Series 2017
5.00%, 7/01/24	1,000	1,103,790
Philadelphia Parking Authority (The) (Philadelphia Airport Parking)
Series 2009
5.25%, 9/01/23	200	212,844
Sports & Exhibition Authority of Pittsburgh and Allegheny County (Sports & Exhibition Authority of Pittsburgh and Allegheny County Hotel Occupancy Tax)
AGM Series 2010
5.00%, 2/01/24	4,000	4,237,920

		5,554,554

Puerto Rico - 0.1%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	445	409,956

Texas - 0.2%
Mission Economic Development Corp. (Natgasoline LLC)
Series 2016B
5.75%, 10/01/31 (b)	770	796,850

Washington - 0.7%
Kalispel Tribe of Indians
Series 2018B
5.00%, 1/01/32 (a)(e)	700	711,641
Port of Seattle WA
Series 2010C
5.00%, 2/01/21	2,300	2,468,268

		3,179,909

Total Municipal Obligations (cost $311,302,028)		315,630,062

	Shares
INVESTMENT COMPANIES - 23.5%
Funds and Investment Trusts - 23.5% (f)
AB All Market Real Return Portfolio - Class Z (g)	2,103,592	18,974,400
iShares Core MSCI EAFE ETF	207,783	13,167,209

Company	Shares	U.S. $ Value
iShares Core MSCI Emerging Markets ETF	258,432	$13,570,264
SPDR S&P 500 ETF Trust	219,028	59,417,916
Vanguard Mid-Cap ETF	18,295	2,884,024

Total Investment Companies (cost $95,794,966)		108,013,813

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 0.2%
United States - 0.2%
U.S. Treasury Notes
2.125%, 11/30/23 (h) (cost $990,306)	$1,000	968,125

SHORT-TERM INVESTMENTS - 6.8%
U.S. Treasury Bills - 4.5%
U.S. Treasury Bill
Zero Coupon, 7/05/18 (i)	8,000	7,998,883
Zero Coupon, 8/23/18-9/20/18	13,000	12,952,792

Total U.S. Treasury Bills (cost $20,951,675)		20,951,675

	Shares
Investment Companies - 2.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.71% (f)(g)(j) (cost $10,388,230)	10,388,230	10,388,230

Total Short-Term Investments (cost $31,339,905)		31,339,905

Total Investments - 99.1% (cost $439,427,205) (k)		455,951,905
Other assets less liabilities - 0.9%		3,994,867

Net Assets - 100.0%		$459,946,772

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at June 30, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	483	September 2018	EUR	5	$19,618,259	$19,126,848	$(491,411)
FTSE 100 Index Futures	119	September 2018	GBP	1	12,056,849	11,938,179	(118,670)
MSCI Emerging Markets Futures	50	September 2018	USD	3	2,863,482	2,658,250	(205,232)
Russell 2000 E-Mini Futures	58	September 2018	USD	3	4,883,681	4,777,750	(105,931)
TOPIX Index Futures	153	September 2018	JPY	1,530	24,609,638	23,914,239	(695,399)

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at June 30, 2018	Unrealized Appreciation/ (Depreciation)
U.S. T-Note 2 Yr (CBT) Futures	27	September 2018	USD	5,400	$5,716,860	$5,719,359	$2,499
U.S. T-Note 10 Yr (CBT) Futures	59	September 2018	USD	5,900	7,070,861	7,091,063	20,202
U.S. Ultra Bond (CBT) Futures	15	September 2018	USD	1,500	2,368,928	2,393,438	24,510
Sold Contracts
Hang Seng Index Futures	24	July 2018	HKD	1	4,372,910	4,393,698	(20,788)
S&P 500 E-Mini Futures	18	September 2018	USD	1	2,498,323	2,449,440	48,883
S&P TSX 60 Index Futures	58	September 2018	CAD	12	8,399,636	8,499,814	(100,178)
SPI 200 Futures	69	September 2018	AUD	2	7,772,985	7,848,453	(75,468)

							$(1,716,983)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	$939	EUR	795	8/16/18	$(7,858)
BNP Paribas SA	CHF	4,316	USD	4,342	8/16/18	(32,060)
BNP Paribas SA	USD	1,321	CAD	1,745	8/16/18	7,423
BNP Paribas SA	USD	550	CAD	714	8/16/18	(6,548)
BNP Paribas SA	USD	1,973	GBP	1,461	8/16/18	(40,635)
Credit Suisse International	EUR	1,776	USD	2,059	8/16/18	(21,226)
Credit Suisse International	NOK	30,198	USD	3,768	8/16/18	53,856
Credit Suisse International	USD	2,147	SEK	18,506	8/16/18	(73,806)
Credit Suisse International	USD	2,320	GBP	1,708	9/14/18	(58,819)
Deutsche Bank AG	USD	9,132	EUR	7,601	8/16/18	(227,573)
Deutsche Bank AG	USD	8,827	NOK	70,312	8/16/18	(178,740)
JPMorgan Chase Bank, NA	AUD	856	USD	647	8/16/18	13,077
JPMorgan Chase Bank, NA	EUR	3,852	USD	4,545	8/16/18	32,702
JPMorgan Chase Bank, NA	EUR	1,874	USD	2,184	8/16/18	(11,415)
JPMorgan Chase Bank, NA	GBP	1,968	USD	2,675	8/16/18	72,304
JPMorgan Chase Bank, NA	JPY	127,426	USD	1,166	8/16/18	11,210
JPMorgan Chase Bank, NA	EUR	1,951	USD	2,321	9/14/18	30,343
Morgan Stanley & Co., Inc.	AUD	1,683	USD	1,248	8/16/18	2,535
Morgan Stanley & Co., Inc.	USD	142	CHF	140	8/16/18	(174)
Morgan Stanley & Co., Inc.	USD	2,735	EUR	2,301	8/16/18	(39,114)
Standard Chartered Bank	CAD	856	USD	666	8/16/18	14,217
Standard Chartered Bank	GBP	835	USD	1,118	8/16/18	14,397
Standard Chartered Bank	USD	3,416	CAD	4,355	8/16/18	(100,407)
Standard Chartered Bank	USD	7,238	JPY	786,854	8/16/18	(110,137)
State Street Bank & Trust Co.	USD	671	SEK	5,756	8/16/18	(26,180)
UBS AG	USD	2,666	CAD	3,534	8/16/18	23,706
UBS AG	USD	3,116	CHF	3,063	8/16/18	(10,943)

						$(669,865)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.94%	USD	30	$(3,094)	$(3,097)	$3
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	310	(31,966)	(31,503)	(463)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	17	(1,753)	(1,771)	18
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	2.14	USD	460	(2,310)	(27,629)	25,319
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.94	USD	268	(27,635)	(26,435)	(1,200)

						$(66,758)	$(90,435)	$23,677

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	4,000	10/23/26	2.310%	CPI	#	Maturity	$(118,329)
Barclays Bank PLC	USD	1,000	10/23/29	2.388%	CPI	#	Maturity	(37,498)
Barclays Bank PLC	USD	3,000	12/04/32	2.233%	CPI	#	Maturity	73,602
Citibank, NA	USD	5,700	12/14/20	1.548%	CPI	#	Maturity	176,568
Citibank, NA	USD	3,800	10/23/21	2.039%	CPI	#	Maturity	(55,942)
Citibank, NA	USD	7,000	11/04/23	1.900%	CPI	#	Maturity	222,457
Citibank, NA	USD	3,500	7/20/27	2.104%	CPI	#	Maturity	96,172
Deutsche Bank AG	USD	2,900	7/15/20	1.265%	CPI	#	Maturity	136,586
Deutsche Bank AG	USD	4,000	9/04/25	1.818%	CPI	#	Maturity	154,828
JPMorgan Chase Bank, NA	USD	2,500	3/02/24	2.175%	CPI	#	Maturity	23,734
JPMorgan Chase Bank, NA	USD	7,000	7/20/24	1.995%	CPI	#	Maturity	184,544
JPMorgan Chase Bank, NA	USD	3,000	11/04/26	2.015%	CPI	#	Maturity	104,516
Morgan Stanley Capital Services LLC	USD	8,500	7/20/22	1.939%	CPI	#	Maturity	182,391
Morgan Stanley Capital Services LLC	USD	1,800	7/20/32	2.158%	CPI	#	Maturity	63,861

								$1,207,490

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate market value of these securities amounted to $3,663,303 or 0.8% of net assets.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.06% of net assets as of June 30, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2014
4.75%, 1/01/20	11/13/14	$275,000	$271,884	0.06%

(d)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2018 and the aggregate market value of these securities amounted to $2,944,338 or 0.64% of net assets.

(e)	When-Issued or delayed delivery security.
(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)	Affiliated investments.
(h)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(i)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(j)	The rate shown represents the 7-day yield as of period end.
(k)

As of June 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $20,141,248 and gross unrealized depreciation of investments was $(4,772,229), resulting in net unrealized appreciation of $15,369,019.

As of June 30, 2018, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 8.7% and 0.0%, respectively.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index

COP	-	Certificate of Participation
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
MSCI	-	Morgan Stanley Capital International
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay N Portfolio

June 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2018:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$308,807,877		$6,822,185		$315,630,062
Investment Companies		108,013,813		– 0	–	– 0	–	108,013,813
Governments - Treasuries		– 0	–	968,125		– 0	–	968,125
Short-Term Investments:
U.S. Treasury Bills		– 0	–	20,951,675		– 0	–	20,951,675
Investment Companies		10,388,230		– 0	–	– 0	–	10,388,230

Total Investments in Securities		118,402,043		330,727,677		6,822,185		455,951,905
Other Financial Instruments (a):
Assets:
Futures		96,094		– 0	–	– 0	–	96,094
Forward Currency Exchange Contracts		– 0	–	275,770		– 0	–	275,770
Inflation (CPI) Swaps		– 0	–	1,419,259		– 0	–	1,419,259
Liabilities:
Futures		(411,341)		(1,401,736)		– 0	–	(1,813,077)
Forward Currency Exchange Contracts		– 0	–	(945,635)		– 0	–	(945,635)
Credit Default Swaps		– 0	–	(66,758)		– 0	–	(66,758)
Inflation (CPI) Swaps		– 0	–	(211,769)		– 0	–	(211,769)

Total (b)		$118,086,796		$329,796,808		$6,822,185		$454,705,789

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/17	$6,213,443		$6,213,443
Accrued discounts/(premiums)	(39,331)		(39,331)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	142,818		142,818
Purchases	4,257,510		4,257,510
Sales	(4,255,000)		(4,255,000)
Transfers in to Level 3	502,745		502,745	(a)
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/18	$6,822,185		$6,822,185

Net change in unrealized appreciation/depreciation from investments held as of 6/30/18	$155,707		$155,707

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of June 30, 2018, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2018 is as follows:

									Distributions
Affiliated Issuer	Market Value 9/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 6/30/18 (000)	Dividend Income (000)			Realized Gains (000)
AB Bond Fund, Inc.:
All Market Real Return Portfolio	$3,913	$19,353	$3,980	$215		$(527)		$18,974	$	– 0	–	$	– 0	–
Government Money Market Portfolio	23,282	103,501	116,395	– 0	–	– 0	–	10,388		– 0	–		– 0	–

Total	$27,195	$122,854	$120,375	$215		$(527)		$29,362	$	– 0	–	$	– 0	–

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sanford C. Bernstein Fund, Inc.

By:	/s/ Kathleen M. Fisher
Kathleen M. Fisher
President

Date:	August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kathleen M. Fisher
Kathleen M. Fisher
President

Date:	August 23, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 23, 2018